United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)




                        Date of Fiscal Year End: 7/31/04


                Date of Reporting Period: Quarter ended 10/31/04



Item 1.     Schedule of Investments




Automated Cash Management Trust
Portfolio of Investments
October 31, 2004 (unaudited)



     Principal
     Amount                                                                          Value
                           Asset-Backed Securities--2.4%
                           Finance - Automotive--2.2%
$    10,244,183            DaimlerChrysler Auto Trust 2004-B, Class
                           A1, 1.720%, 8/8/2005                               $      10,244,183
     860,962               Ford Credit Auto Owner Trust 2004-A, Class
                           A1, 1.240%, 2/15/2005                                     860,962
     6,558,219             Household Automotive Trust 2004-1, Class
                           A1, 1.693%, 7/18/2005                                     6,558,219
     15,000,000            Nissan Auto Lease Trust 2004-A, Class A1,
                           2.105%, 10/17/2005                                        15,000,000
     4,820,610             USAA Auto Owner Trust 2004-2, Class A1,
                           1.660%, 7/15/2005                                         4,820,610
     15,000,000            WFS Financial Owner Trust 2004-4, Class A1,
                           2.087%, 11/17/2005                                        15,000,000
                           Total                                                     52,483,974
                           Insurance--0.2%
     2,684,802             Long Beach Acceptance Auto Receivables
                           Trust 2004-B, Class A1, (Insured by
                           Financial Security Assurance, Inc.),
                           1.576%, 7/15/2005                                         2,684,286
     2,878,768             Onyx Acceptance Auto Owner Trust 2004-C,
                           Class A1, (Insured by XL Capital Assurance
                           Inc.), 1.828%, 9/15/2005                                  2,878,768
                           Total                                                     5,563,054
                           Total Asset-Backed Securities                             58,047,028
                           Certificate Of Deposit--8.0%
                           Banking--8.0%
     40,000,000            Calyon, Paris, 1.225% - 1.620%, 11/15/2004
                           - 12/31/2004                                              40,002,922
     20,000,000            Credit Suisse First Boston, 2.100%,
                           3/29/2005                                                 20,000,000
     28,000,000            Deutsche Bank AG, 1.250%, 12/29/2004                      28,001,582
     6,000,000             Fifth Third Bank, Cincinnati, 1.225%,
                           3/18/2005                                                 5,999,774
     30,000,000            Mercantile Safe Deposit & Trust Co.,
                           Baltimore, 1.830%, 12/9/2004                              30,000,000
     25,000,000            Royal Bank of Scotland PLC, Edinburgh,
                           1.400%, 2/8/2005                                          24,999,321
     15,000,000            Svenska Handelsbanken, Stockholm, 1.130%,
                           12/30/2004                                                15,000,481
     25,000,000            U.S. Bank, N.A., 1.280%, 2/23/2005                        24,998,832
     5,000,000             UBS AG, 1.120%, 12/29/2004                                5,000,000
                           Total CERTIFICATE OF DEPOSIT                              194,002,912
                           Collateralized Loan Agreements--10.4%
                           Banking--2.1%
     50,000,000            CDC Financial Products, Inc., 1.975%,
                           11/1/2004                                                 50,000,000
                           Brokerage--8.3%
     95,000,000            Citigroup Global Markets Inc., 1.975%,
                           11/1/2004                                                 95,000,000
     35,000,000            Goldman Sachs Group, Inc., 2.025% - 2.425%,
                           11/1/2004 - 4/25/2005                                     35,000,000
     70,000,000            Merrill Lynch & Co., Inc., 2.025%, 11/1/2004              70,000,000
                           Total                                                     200,000,000
                           Total Collateralized Loan Agreements                      250,000,000
                           Commercial Paper--25.7%1
                           Banking--6.9%
     21,959,000            Fountain Square Commercial Funding Corp.,
                           1.680% - 1.750%, 11/12/2004 - 11/15/2004                  21,945,840
     1,000,000             HBOS Treasury Services PLC, 1.630%,
                           11/22/2004                                                999,049
     25,000,000            KBC Financial Products International Ltd.,
                           (Guaranteed by KBC Bank N.V.), 1.850%,
                           2/8/2005                                                  24,872,812
     3,912,000             Long Lane Master Trust IV, (Fleet National
                           Bank Swap Agreement), 1.720%, 11/22/2004                  3,908,075
     15,235,000            Los Angeles County, CA Metropolitan
                           Transportation Authority, (Landesbank
                           Hessen-Thueringen, Frankfurt LOC), 2.040%,
                           1/5/2005                                                  15,235,000
     80,000,000            Picaros Funding LLC, (Guaranteed by KBC
                           Bank N.V.), 1.890% - 2.130%, 12/1/2004 -
                           4/4/2005                                                  79,654,790
     20,000,000            UBS Finance (Delaware), Inc., (UBS AG LOC),
                           1.250%, 12/28/2004                                        19,960,417
                           Total                                                     166,575,983
                           Finance - Automotive--6.9%
     73,000,000            FCAR Auto Loan Trust, (Series A1+/P1),
                           1.620% - 2.010%, 11/15/2004 - 3/8/2005                    72,686,457
     10,000,000            New Center Asset Trust, (Series A1+/P1),
                           1.640%, 11/1/2004                                         10,000,000
     85,500,000            New Center Asset Trust, (Series A1/P1),
                           1.690% - 2.112%, 12/10/2004 - 3/21/2005                   84,974,646
                           Total                                                     167,661,103
                           Finance - Commercial--2.3%
     18,000,000            CIT Group, Inc., 2.100%, 3/14/2005 -
                           3/15/2005                                                 17,859,883
     33,000,000            Fairway Finance Company LLC, 2.000%,
                           3/10/2005                                                 32,763,500
     6,000,000             General Electric Capital Corp., 1.990%,
                           3/9/2005                                                  5,957,547
                           Total                                                     56,580,930
                           Finance - Retail--4.5%
     15,000,000            Jupiter Securitization Corp., 1.960%,
                           11/29/2004                                                14,977,133
     13,000,000            PREFCO-Preferred Receivables Funding Co.,
                           1.710%, 12/10/2004                                        12,975,917
     64,400,000            Paradigm Funding LLC, 1.670% - 2.140%,
                           11/17/2004 - 4/6/2005                                     64,034,928
     17,000,000            Sheffield Receivables Corp., 1.640%,
                           11/4/2004                                                 16,997,677
                           Total                                                     108,985,655
                           Finance - Securities--2.0%
     20,000,000            Galaxy Funding Inc., 1.610% - 1.620%,
                           11/8/2004 - 11/9/2004                                     19,993,269
     14,000,000            Georgetown Funding Co. LLC, 1.920% -
                           1.950%, 12/28/2004                                        13,957,313
     6,500,000             Grampian Funding LLC, 1.710%, 12/22/2004                  6,484,254
     3,000,000             Lake Constance Funding LLC, 1.660%,
                           11/16/2004                                                2,997,925
     5,000,000             Sigma Finance, Inc., (Guaranteed by Sigma
                           Finance Corp.), 1.990%, 3/11/2005                         4,964,069
                           Total                                                     48,396,830
                           Insurance--0.6%
     15,000,000            Aspen Funding Corp., (Insured by MBIA
                           Insurance Corp.), 1.850%, 2/14/2005                       14,919,063
                           Telecommunications--2.5%
     60,000,000            BellSouth Corp., 1.820% - 1.970%, 11/9/2004
                           - 12/27/2004                                              59,886,917
                           Total Commercial Paper                                    623,006,481
                           Corporate Notes--1.7%
                           Brokerage--0.8%
     20,000,000            Goldman Sachs & Co., 2.060%, 3/10/2005                    20,000,000
                           Pharmaceuticals And Healthcare--0.9%
     20,000,000            Merck & Co., Inc., 4.484%, 2/22/2005                      20,196,632
                           Total Corporate Notes                                     40,196,632
                           Government Agencies--2.9%
                           Government Agency--2.9%
     40,000,000            Federal Home Loan Bank System, 1.300% -
                           1.600%, 2/28/2005 - 5/16/2005                             40,000,000
     15,000,000            Federal Home Loan Mortgage Corp., 3.875%,
                           2/15/2005                                                 15,151,290
     15,000,000            Federal National Mortgage Association,
                           1.360%, 2/15/2005                                         15,000,000
                           Total government agencies                                 70,151,290
                           Loan Participation--1.2%
                           Aerospace / Auto--0.9%
     23,000,000            Johnson Controls, Inc., 1.870% - 1.979%,
                           3/29/2005 - 4/1/2005                                      23,000,000
                           Chemicals--0.3%
     7,000,000             DuPont Teijin Films U.K. Ltd., (Guaranteed
                           by Du Pont (E.I.) de Nemours & Co.),
                           1.198%, 11/30/2004                                        7,000,000
                           Total Loan Participation                                  30,000,000
                           Notes - Variable--40.5%2
                           Banking--14.1%
     5,130,000             AGE, Inc., (Series 2000), (Regions Bank,
                           Alabama LOC), 2.040%, 11/4/2004                           5,130,000
     500,000               Alabama Paper Products LLC, (Series 2003),
                           (Amsouth Bank N.A., Birmingham LOC),
                           2.090%, 11/4/2004                                         500,000
     5,200,000             American Concrete Pumping LLC, (Series
                           2004), (Amsouth Bank N.A., Birmingham LOC),
                           2.090%, 11/4/2004                                         5,200,000
     10,000,000            Blue Heron Funding V-A Ltd., Class A-2,
                           (Guaranteed by WestLB AG (Guaranteed)),
                           1.970%, 11/26/2004                                        10,000,000
     3,495,000             C. J. Krehbiel Co., (Series 2000), (Fifth
                           Third Bank, Cincinnati LOC), 1.960%,
                           11/4/2004                                                 3,495,000
     6,100,000             CNOS Building LLC, (U.S. Bank, N.A. LOC),
                           1.930%, 11/3/2004                                         6,100,000
     4,388,000             Capital One Funding Corp., (Series 1999-B),
                           (Bank One N.A. (Columbus) LOC), 1.870%,
                           11/4/2004                                                 4,388,000
     30,000,000            DePfa Bank PLC, 1.860%, 12/15/2004                        30,000,000
     20,000,000            Dexia Bank, Belgium, 1.765%, 11/2/2004                    19,997,874
     8,275,000             E & J Investments LLC, Bradner Village
                           Health Care, (Series 1999), (Lasalle Bank,
                           N.A. LOC), 2.060%, 11/4/2004                              8,275,000
     7,820,000             Elsinore Properties LP, (Series 1998),
                           (Fifth Third Bank, Cincinnati LOC), 1.960%,
                           11/4/2004                                                 7,820,000
     6,260,000             Grand Chute, WI, (U.S. Bank, N.A. LOC),
                           1.930%, 11/3/2004                                         6,260,000
     25,000,000            HBOS Treasury Services PLC, 1.750%,
                           11/22/2004                                                25,000,000
     2,340,000             HYCO Alabama LLC, (Series 2000), (Regions
                           Bank, Alabama LOC), 2.180%, 11/4/2004                     2,340,000
     15,500,000            Huntington National Bank, Columbus, OH,
                           1.950%, 11/4/2004                                         15,506,265
     8,300,000             Infirmary Health Systems, Inc., (Regions
                           Bank, Alabama LOC), 2.000%, 11/4/2004                     8,300,000
     2,260,000             Joe A. Waggoner, (Series 2000), (Amsouth
                           Bank N.A., Birmingham LOC), 2.090%,
                           11/4/2004                                                 2,260,000
     4,260,000             K & K Management Co., (Series 2000),
                           (Huntington National Bank, Columbus, OH
                           LOC), 2.180%, 11/4/2004                                   4,260,000
     3,200,000             K-O-I Warehouse, Inc.; Hamlet Auto Parts,
                           Inc.; Kentucky Motor Services, Inc.; Mad
                           River Auto Parts, Inc.; Ezzel Parts
                           Exchange, Inc., (Series 1998), (U.S. Bank,
                           N.A. LOC), 1.960%, 11/4/2004                              3,200,000
     5,540,000             Kent Capital LLC, (Series 1999),
                           (Huntington National Bank, Columbus, OH
                           LOC), 2.180%, 11/4/2004                                   5,540,000
     3,060,000             L. B. Industries, (Series 2000), (U.S.
                           Bank, N.A. LOC), 1.960%, 11/4/2004                        3,060,000
     3,275,000             Lincoln Park, (Bank One N.A. (Chicago)
                           LOC), 2.000%, 11/4/2004                                   3,275,000
     5,000,000             Los Angeles, CA, MERLOTS (Series 2000 A)
                           (H&H Theatre), (Wachovia Bank N.A. LOC),
                           2.060%, 11/3/2004                                         5,000,000
     4,000,000             MBE Investment Co. LLC, EH Investment
                           Company (Series 2000 A), (Standard Federal
                           Bank, N.A. LOC), 1.950%, 11/4/2004                        4,000,000
     10,000,000            Mississippi Business Finance Corp., Howard
                           Industries, Inc., (Series 1999), (Amsouth
                           Bank N.A., Birmingham LOC), 2.000%,
                           11/4/2004                                                 10,000,000
     3,605,000             Oceana County Freezer Storage, Inc.,
                           (Series 1999), (Huntington National Bank,
                           Columbus, OH LOC), 2.170%, 11/4/2004                      3,605,000
     3,000,000             Overland Park Professional Center LLC,
                           (Series 2004), (Federal Home Loan Bank of
                           Topeka LOC), 2.040%, 11/4/2004                            3,000,000
     1,500,000             Racetrac Capital LLC, (Series 2000),
                           (Regions Bank, Alabama LOC), 1.990%,
                           11/4/2004                                                 1,500,000
     7,210,000             Rollins College, (Series 1998), (SunTrust
                           Bank LOC), 1.930%, 11/3/2004                              7,210,000
     11,000,000            Royal Bank of Scotland PLC, Edinburgh,
                           1.788%, 11/9/2004                                         10,997,998
     4,531,000             Sandridge Food Corp., (National City Bank,
                           Ohio LOC), 1.960%, 11/4/2004                              4,531,000
     1,075,000             Seven Hills School, (Series 2000), (Fifth
                           Third Bank, Cincinnati LOC), 1.960%,
                           11/4/2004                                                 1,075,000
     30,000,000            Societe Generale, Paris, 1.793% - 1.816%,
                           11/10/2004 - 11/17/2004                                   29,998,167
     4,300,000             South Pittsburg, TN IDB, Lodge
                           Manufacturing Co. Project, (Series 1999),
                           (SunTrust Bank LOC), 1.930%, 11/3/2004                    4,300,000
     10,000,000            SunTrust Bank, 2.020%, 1/4/2005                           10,003,421
     2,840,000             Swiger Coil Systems, Inc., (Series 2000),
                           (Huntington National Bank, Columbus, OH
                           LOC), 2.180%, 11/4/2004                                   2,840,000
     2,500,000             Thorn Finance S.A., (JPMorgan Chase Bank
                           Swap Agreement), 1.919%, 12/22/2004                       2,500,000
     55,000,000            Wells Fargo & Co., 1.860% - 1.938%,
                           11/2/2004 - 11/15/2004                                    55,000,000
     6,300,000             White Hydraulics, Inc., (Series 1999),
                           (Amsouth Bank N.A., Birmingham LOC),
                           2.090%, 11/4/2004                                         6,300,000
     555,000               Winona Lake, IN, (Series 1999 B), Grace
                           Villiage, (U.S. Bank, N.A. LOC), 2.190%,
                           11/4/2004                                                 555,000
                           Total                                                     342,322,725
                           Brokerage--5.3%
     45,000,000            Merrill Lynch & Co., Inc., 1.840% - 2.006%
                           11/4/2004 - 11/12/2004                                    45,000,000
     83,300,000            Morgan Stanley, 1.840% - 1.961%, 11/4/2004
                           - 11/29/2004                                              83,300,000
                           Total                                                     128,300,000
                           Electrical Equipment--0.8%
     18,820,273            Northwest Airlines, Inc., (Guaranteed by
                           General Electric Co.), 1.950%, 11/1/2004                  18,820,273
                           Finance - Commercial--5.2%
     35,000,000            Compass Securitization LLC, 1.790%,
                           11/8/2004                                                 34,997,218
     20,000,000            GE Capital Assurance Co., (Guaranteed by
                           General Electric Capital Corp.), 1.815%,
                           11/9/2004                                                 20,000,000
     11,000,000            GE Life and Annuity Assurance Co.,
                           (Guaranteed by General Electric Capital
                           Corp.), 1.880%, 12/1/2004                                 11,000,000
     59,000,000            General Electric Capital Corp., 1.760% -
                           1.989%, 11/9/2004 - 11/17/2004                            59,003,490
                           Total                                                     125,000,708
                           Finance - Retail--0.1%
     2,600,000             Paradigm Funding LLC, 1.800%, 11/5/2004                   2,600,000
                           Finance - Securities--8.1%
     116,000,000           K2 (USA) LLC, (Guaranteed by K2 Corp.),
                           1.690% - 1.933%, 11/1/2004 - 12/15/2004                   115,995,905
     80,000,000            Sigma Finance, Inc., (Guaranteed by Sigma
                           Finance Corp.), 1.790% - 1.860%, 11/1/2004
                           - 11/15/2004                                              79,990,725
                           Total                                                     195,986,630
                           Government Agency--1.3%
     6,000,000             Acton Assisited Living LLC, (Series 2000),
                           (Federal Home Loan Bank of Pittsburgh LOC),
                           2.120%, 11/4/2004                                         6,000,000
     780,000               Alabama HFA Single Family, Turtle Lake
                           Project (Series 2000-B), (Federal National
                           Mortgage Association LOC), 2.130%, 11/4/2004              780,000
     7,000,000             Direct One Funding Corp., (Federal National
                           Mortgage Association LOC), 1.930%, 11/4/2004              7,000,000
     6,835,000             Jefferson County, KY HFDA, (Series 2000),
                           (Federal Home Loan Bank of Cincinnati LOC),
                           2.060%, 11/4/2004                                         6,835,000
     2,390,000             Kentucky Economic Development Finance
                           Authority, (Series 2002), (Federal Home
                           Loan Bank of Cincinnati LOC), 2.060%,
                           11/4/2004                                                 2,390,000
     4,025,000             Kentucky Economic Development Finance
                           Authority, Henderson County Health Care
                           Corp., (Federal Home Loan Bank of
                           Cincinnati LOC), 2.060%, 11/4/2004                        4,025,000
     3,380,000             Lexington Fayette, KY, (Series 2001),
                           (Federal Home Loan Bank of Cincinnati LOC),
                           2.060%, 11/4/2004                                         3,380,000
                           Total                                                     30,410,000
                           Insurance--5.7%
     20,000,000            AEGON N.V., 1.910%, 11/15/2004                            20,019,300
     25,000,000            Allstate Life Insurance Co., 1.932%,
                           12/1/2004                                                 25,000,000
     25,000,000            MBIA Global Funding LLC, 1.930%, 11/29/2004               25,000,000
     53,000,000            Monumental Life Insurance Co., 1.921% -
                           2.010%, 11/1/2004 - 11/30/2004                            53,000,000
     15,000,000            New York Life Insurance Co., 1.890%,
                           11/26/2004                                                15,000,000
                           Total                                                     138,019,300
                           Total Notes - Variable                                    981,459,636
                           Mutual Funds--0.8%
                           Asset Management--0.8%
     20,000,000            AIM Short-Term Investments Co. Liquid
                           Assets Portfolio                                          20,000,000
                           Time Deposit--2.3%1
                           Banking--2.3%
     55,000,000            Toronto Dominion Bank, 1.875%, 11/1/2004                  55,000,000
                           Repurchase Agreements--4.0%
     52,558,000            Interest in $1,400,000,000 joint repurchase
                           agreement with Countrywide Securities
                           Corp., 1.890%, dated 10/29/2004, to be
                           repurchased at $52,566,278 on 11/1/2004,
                           collateralized by U.S. Government Agency
                           Obligations with various maturities to
                           3/1/2044, collateral market value
                           $1,441,499,470                                            52,558,000
     10,000,000            Interest in $136,851,000 joint repurchase
                           agreement with J.P. Morgan Securities Inc.,
                           1.650%, dated 10/29/2004, to be repurchased
                           at $10,001,375 on 11/1/2004, collateralized
                           by U.S. Government Agency Obligations with
                           various maturities to 1/4/2005, collateral
                           market value $139,590,843                                 10,000,000
     10,000,000            Interest in $1,250,000,000 joint repurchase
                           agreement with Morgan Stanley and Co.,
                           Inc., 1.800%, dated 10/29/2004, to be
                           repurchased at $10,001,500 on 11/1/2004,
                           collateralized by U.S. Treasury Obligations
                           with various maturities to 11/15/2027,
                           collateral market value $1,288,451,405                    10,000,000
     25,000,000            Interest in $500,000,000 joint repurchase
                           agreement with State Street Bank and Trust
                           Co., Boston, 1.740%, dated 10/29/2004, to
                           be repurchased at $25,003,625 on 11/1/2004,
                           collateralized by U.S. Treasury Obligations
                           with various maturities to 4/15/2028,
                           collateral market value $512,969,327                      25,000,000
                           Total Repurchase Agreements                               97,558,000
                           Total Investments -99.9%
                           (at amortized cost)3                                      2,419,421,979
                           OTHER ASSETS AND LIABILITIES -NET--0.1%                   2,515,200
                           TOTAL NET ASSETS -100%                             $      2,421,937,179

(1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)  Variable-rate securities with current rate and next reset date shown.

(3)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:
HFA         --Housing Finance Authority
HFDA        --Health Facility Development Authority
IDB         --Industrial Development Bond
MERLOTS     --Municipal Exempt Receipts-Liquidity Optional Tender Series
LOC         --Letter of Credit

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.















Automated Government Money Trust
Portfolio of Investments
October 31, 2004 (unaudited)

     Principal
     Amount                                                                      Value
                            U.S. Treasury--27.2%
                            U.S. Treasury Bills-11.9%1
$    10,000,000             1.545%, 12/23/2004                              $    9,977,683
     10,500,000             1.565%, 2/23/2004                                    10,476,264
     6,000,000              1.700%, 2/3/2005                                     5,973,367
     10,000,000             1.725%, 2/17/2005                                    9,948,255
     4,500,000              1.745%, 2/24/2005                                    4,474,916
     8,000,000              1.750%, 2/24/2005                                    7,955,278
     9,000,000              1.880%, 3/3/2005                                     8,942,660
     6,000,000              1.885%, 3/24/2005                                    5,955,074
     6,000,000              1.945%, 3/31/2005                                    5,951,375
     6,000,000              1.950%, 3/31/2005                                    5,951,250
     13,500,000             1.980%, 4/7/2005                                     13,383,428
     6,000,000              2.055%, 4/28/2005                                    5,939,035
     4,500,000              2.080%, 4/28/2005                                    4,453,720
                            Total                                                99,382,305
                            U.S. Treasury Notes-15.3%
     25,500,000             1.625%, 1/31/2005-4/30/2005                          25,523,586
     45,250,000             2.000%, 11/30/2004                                   45,277,544
     56,500,000             5.875%, 11/15/2004                                   56,600,684
                            Total                                                127,401,814
                            Total U.S. Treasury                                  226,784,119
                            Repurchase Agreements--72.6%
     160,000,000            Interest in $1,000,000,000 joint repurchase
                            agreement with ABN AMRO Bank NV, New York,
                            1.800%, dated 10/29/2004 to be repurchased
                            at $160,024,000 on 11/1/2004, collateralized
                            by U.S. Treasury Obligations with various
                            maturities to 5/15/2030, collateral market
                            value $1,020,153,844                                 160,000,000
     160,000,000            Interest in $750,000,000 joint repurchase
                            agreement with Bear Stearns & Co., Inc.,
                            1.820%, dated 10/29/2004 to be repurchased
                            at $160,024,267 on 11/1/2004, collateralized
                            by U.S. Treasury Obligations with various
                            maturities to 8/15/2014, collateral market
                            value $767,043,780                                   160,000,000
     123,588,000            Interest in $1,320,000,000 joint repurchase
                            agreement with BNP Paribas Securities Corp.,
                            1.810%, dated 10/29/2004 to be repurchased
                            at $123,606,641 on 11/1/2004, collateralized
                            by U.S. Treasury Obligations with various
                            maturities to 8/15/2029, collateral market
                            value $1,346,603,888                                 123,588,000
     10,000,000             Interest in $100,000,000 joint repurchase
                            agreement with Deutsche Bank Securities,
                            Inc., 1.710%, dated 10/29/2004 to be
                            repurchased at $10,001,425 on 11/1/2004,
                            collateralized by U.S. Treasury Obligations
                            with various maturities to 2/15/2023,
                            collateral market value $102,015,275                 10,000,000
     42,000,000      2      Interest in $725,000,000 joint repurchase
                            agreement with Deutsche Bank Securities,
                            Inc., 1.740%, dated 10/5/2004 to be
                            repurchased at $42,071,050 on 11/10/2004,
                            collateralized by U.S. Treasury Obligations
                            with various maturities to 2/15/2031,
                            collateral market value $739,500,106                 42,000,000
     48,000,000      2      Interest in $730,000,000 joint repurchase
                            agreement with Morgan Stanley & Co., Inc.,
                            1.580%, dated 9/2/2004 to be repurchased at
                            $48,128,507 on 11/3/2004, collateralized by
                            U.S. Treasury Obligations with various
                            maturities to 2/15/2014, collateral market
                            value $746,528,702                                   48,000,000
     20,000,000             Interest in $500,000,000 joint repurchase
                            agreement with State Street Bank and Trust
                            Co., 1.740%, dated 10/29/2004 to be
                            repurchased at $20,002,900 on 11/1/2004,
                            collateralized by U.S. Treasury Obligations
                            with various maturities to 4/15/2028,
                            collateral market value $512,969,327                 20,000,000
     10,000,000             Interest in $100,000,000 joint repurchase
                            agreement with UBS Securities LLC, 1.710%,
                            dated 10/29/2004 to be repurchased at
                            $10,001,425 on 11/1/2004, collateralized by
                            a U.S. Treasury Obligation maturing
                            5/15/2016, collateral market value
                            $102,006,468                                         10,000,000
     31,000,000      2      Interest in $500,000,000 joint repurchase
                            agreement with UBS Securities LLC, 1.880%,
                            dated 10/20/2004 to be repurchased at
                            $31,097,133 on 12/20/2004, collateralized by
                            U.S. Treasury Obligations with various
                            maturities to 8/15/2014, collateral market
                            value $510,001,836                                   31,000,000
                            Total Repurchase Agreements                          604,588,000
                            Total Investments--99.8%
                            (at amortized cost)3                                 831,372,119
                            Other assets and liabilities--net--0.2%                1,383,394
                            Total Net assets--100%                           $    832,755,513


1    Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.























Federated Master Trust
Portfolio of Investments
October 31, 2004 (unaudited)

      Principal
      Amount                                                                          Value
                           Asset-Backed Securities--3.5%
                           Finance - Automotive--0.3%
$     71,747               Ford Credit Auto Owner Trust 2004-A, Class
                           A1, 1.240%, 2/15/2005                              $       71,747
      321,374              USAA Auto Owner Trust 2004-2, Class A1,
                           1.660%, 7/15/2005                                          321,374
                           TOTAL                                                      393,121
                           Finance - Equipment--3.2%
      1,049,502            CIT Equipment Collateral 2004-EF1, Class
                           A1, 1.630%, 7/15/2005                                      1,049,502
      3,258,652            CNH Equipment Trust 2004-A, Class A1,
                           2.001%, 10/14/2005                                         3,258,652
                           TOTAL                                                      4,308,154
                           TOTAL ASSET-BACKED SECURITIES                              4,701,275
                           Bank Notes--0.7%
                           Banking--0.7%
      1,000,000            U.S. Bank, N.A., Cincinnati, 1.200%,
                           12/30/2004                                                 1,000,000
                           CertificateS Of Deposit--4.3%
                           Banking--4.3%
      3,000,000            Deutsche Bank AG, 1.250%, 12/29/2004                       3,000,174
      1,000,000            Fifth Third Bank, Cincinnati, 1.225%,
                           3/18/2005                                                  999,962
      1,700,000            Royal Bank of Scotland PLC, Edinburgh,
                           1.400%, 2/8/2005                                           1,699,954
                           TOTAL CERTIFICATES OF DEPOSIT                              5,700,090
                           Collateralized Loan Agreements--6.0%
                           Brokerage--6.0%
      4,000,000            Goldman Sachs Group, Inc., 2.025%, 11/1/2004               4,000,000
      4,000,000            Merrill Lynch & Co., Inc., 2.025%, 11/1/2004               4,000,000
                           TOTAL COLLATERALIZED LOAN AGREEMENTS                       8,000,000
                           Commercial Paper--26.5%1
                           Banking--7.5%
      4,000,000    2,3     Fountain Square Commercial Funding Corp.,
                           1.680%, 11/15/2004                                         3,997,387
      2,000,000            KBC Financial Products International Ltd.,
                           (Guaranteed by KBC Bank N.V.), 1.790%,
                           11/16/2004                                                 1,998,508
      4,000,000    2,3     Picaros Funding LLC, (Guaranteed by KBC
                           Bank N.V.), 1.955% - 2.030%, 12/1/2004 -
                           3/14/2005                                                  3,987,613
                           TOTAL                                                      9,983,508
                           Finance - Automotive--8.5%
      3,500,000            FCAR Auto Loan Trust, (A1+/P1 Series),
                           1.870% - 2.000%, 2/15/2005 - 3/2/2005                      3,478,296
      2,000,000            New Center Asset Trust, (A1+/P1 Series),
                           1.640%, 11/1/2004                                          2,000,000
      5,900,000            New Center Asset Trust, (A1/P1 Series),
                           2.000%, 2/28/2005                                          5,860,994
                           TOTAL                                                      11,339,290
                           Finance - Retail--4.5%
      3,000,000    2,3     Jupiter Securitization Corp., 1.960%,
                           11/29/2004                                                 2,995,427
      1,000,000    2,3     PREFCO-Preferred Receivables Funding Co.,
                           1.710%, 12/10/2004                                         998,147
      2,000,000    2,3     Paradigm Funding LLC, 2.140%, 4/6/2005                     1,981,453
                           TOTAL                                                      5,975,027
                           Finance - Securities--4.5%
      4,000,000    2,3     Georgetown Funding Co. LLC, 1.920% -
                           1.960%, 12/2/2004 - 12/28/2004                             3,989,074
      2,000,000    2,3     Sigma Finance, Inc., (Guaranteed by Sigma
                           Finance Corp.), 1.990%, 3/11/2005                          1,985,628
                           TOTAL                                                      5,974,702
                           Insurance--1.5%
      2,000,000    2,3     Aspen Funding Corp., (Insured by MBIA
                           Insurance Corp.), 1.850%, 2/14/2005                        1,989,208
                           TOTAL COMMERCIAL PAPER                                     35,261,735
                           Corporate Notes--2.3%
                           Brokerage--1.5%
      2,000,000            Goldman Sachs & Co., 2.060%, 3/10/2005                     2,000,000
                           Finance - Securities--0.8%
      1,000,000    2,3     K2 (USA) LLC, (Guaranteed by K2 Corp.),
                           1.310%, 2/28/2005                                          999,968
                           TOTAL CORPORATE NOTES                                      2,999,968
                           Government Agencies--3.8%
                           Government Agency--3.8%
                           Federal Home Loan Bank System, 1.300% -
                           4.125%, 1/14/2005 - 4/27/2005                              4,005,927
      1,000,000            Federal National Mortgage Association,
                           1.360%, 2/15/2005                                          1,000,000
                           TOTAL GOVERNMENT AGENCIES                                  5,005,927
                           Loan Participation--1.5%
                           Aerospace / Auto--1.5%
      2,000,000            Johnson Controls, Inc., 1.870%, 4/1/2005                   2,000,000
                           Notes - Variable--38.8%4
                           Banking--11.4%
      1,675,000            Covered Bridge Development Co. LLC, (Series
                           2004), (Compass Bank, Birmingham LOC),
                           2.110%, 11/4/2004                                          1,675,000
      530,000              Dave White Chevrolet, Inc., (Series 1996),
                           (Huntington National Bank, Columbus, OH
                           LOC), 2.180%, 11/4/2004                                    530,000
      1,000,000            Dexia Bank, Belgium, 1.765%, 11/2/2004                     999,894
                   2,3     HBOS Treasury Services PLC, 1.750%,
                           11/22/2004                                                 2,000,000
      3,000,000            HBOS Treasury Services PLC, 1.961%,
                           12/24/2004                                                 3,000,000
      2,000,000            Royal Bank of Scotland PLC, Edinburgh,
                           1.788%, 11/9/2004                                          1,999,636
      2,200,000            Taxable Floating Rate Notes, (Series
                           2002-H2), Becker, MN PCR, (Bank of New York
                           Swap Agreement), 2.080%, 11/3/2004                         2,200,000
                           Wells Fargo & Co., 1.860% - 1.938%,
                           11/2/2004 - 11/15/2004                                     2,500,000
      275,000              White Brothers Properties, (Series 1996),
                           (Huntington National Bank, Columbus, OH
                           LOC), 2.180%, 11/4/2004                                    275,000
                           TOTAL                                                      15,179,530
                           Brokerage--3.7%
      2,000,000    2,3     Merrill Lynch & Co., Inc., 2.006%,
                           11/12/2004                                                 2,000,000
      3,000,000            Morgan Stanley, 1.915%, 11/15/2004                         3,000,000
                           TOTAL                                                      5,000,000
                           Finance - Commercial--4.5%
      3,000,000    2,3     Compass Securitization LLC, 1.790%,
                           11/8/2004                                                  2,999,762
      3,000,000            GE Capital Assurance Co., (Guaranteed by
                           General Electric Capital Corp.), 1.815%,
                           11/9/2004                                                  3,000,000
                           TOTAL                                                      5,999,762
                           Finance - Securities--4.8%
                   2,3     K2 (USA) LLC, (Guaranteed by K2 Corp.),
                           1.785% - 1.890%, 11/1/2004 - 11/15/2004                    5,399,708
      1,000,000    2,3     Sigma Finance, Inc., (Guaranteed by Sigma
                           Finance Corp.), 1.820%, 11/15/2004                         999,891
                           TOTAL                                                      6,399,599
                           Government Agency--7.6%
      10,145,000           Direct One Funding Corp., (Series 2000),
                           (Sexton Properties), (Federal National
                           Mortgage Association LOC), 1.930%, 11/4/2004               10,145,000
                           Insurance--6.8%
      1,000,000            AEGON N.V., 1.910%, 11/15/2004                             1,000,965
      5,000,000            Monumental Life Insurance Co., 2.180%,
                           11/1/2004                                                  5,000,000
      1,000,000    2,3     Pacific Life Global Funding, 1.830%,
                           11/4/2004                                                  1,000,063
      2,000,000            Travelers Insurance Co., 1.910%, 12/3/2004                 2,000,000
                           TOTAL                                                      9,001,028
                           TOTAL NOTES - VARIABLE                                     51,724,919
                           Repurchase Agreement--12.3%
      16,396,000           Interest in $1,400,000,000 joint repurchase
                           agreement with Countrywide Securities
                           Corp., 1.890%, dated 10/29/2004 to be
                           repurchased at $16,398,582 on 11/1/2004,
                           collateralized by  U.S. Government  Agency
                           Obligations with various maturities to
                           3/1/2044, collateral market value
                           $1,441,499,470                                             16,396,000
                           TOTAL INVESTMENTS--99.7%
                           (AT AMORTIZED COST)5                                       132,789,914
                           OTHER ASSETS AND LIABILITIES-NET--0.3%                      440,039
                           TOTAL NET ASSETS--100%                             $       133,229,953

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be

3 sold to qualified institutional investors. At October 31, 2004, these securities amounted to $37,323,329 which represents 28.0% of total net assets.

4    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $37,323,329 which represents 28.0% of total net assets. Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


The following acronyms are used throughout this portfolio:
   LOC     --Letter of Credit
   PCR     --Pollution Control Revenue



















Federated Short-Term U.S. Government Trust
Portfolio of Investments
October 31, 2004 (unaudited)

      Principal
      Amount                                                                         Value
                              Government Agencies--52.3%
$     9,000,000       1       Federal Home Loan Bank System Floating
                              Rate Notes, 1.745% - 1.840%, 12/12/2004 -
                              12/21/2004                                     $       8,998,350
      3,000,000               Federal Home Loan Bank System Notes,
                              1.300% - 1.500%, 4/1/2005 - 5/4/2005                   3,000,000
      2,000,000       2        Federal Home Loan Mortgage Corp. Discount
                              Notes, 1.110% - 1.731%, 1/11/2005 -
                              1/24/2005                                              1,993,996
      6,000,000       1        Federal Home Loan Mortgage Corp. Floating
                              Rate Notes, 1.665% - 1.825%, 11/7/2004 -
                              12/9/2004                                              6,000,000
      3,250,000               Federal Home Loan Mortgage Corp. Notes,
                              3.250% - 3.875%, 11/15/2004 - 2/15/2005                3,255,506
      19,500,000      2        Federal National Mortgage Association
                              Discount Notes, 1.120% - 2.190%, 11/3/2004
                              - 4/27/2005                                            19,440,810
      23,500,000      1        Federal National Mortgage Association
                              Floating Rate Notes, 1.580% - 2.019%,
                              11/1/2004 - 1/28/2005                                  23,492,645
      3,500,000               Federal National Mortgage Association
                              Notes, 1.270% - 1.810%, 2/15/2005 -
                              5/27/2005                                              3,500,000
                              Total Government Agencies                              69,681,307
                              Repurchase Agreements--47.6%
      9,525,000               Interest in $1,320,000,000 joint
                              repurchase agreement with BNP Paribas
                              Securities Corp., 1.810%, dated 10/29/2004
                              to be repurchased at $9,526,437 on
                              11/1/2004, collateralized by U.S. Treasury
                              Obligations with various maturities to
                              8/15/2029, collateral market value
                              $1,346,603,888                                         9,525,000
      6,000,000       3        Interest in $730,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.700%, dated 8/31/2004 to be
                              repurchased at $6,017,283 on 11/1/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              5/15/2034, collateral market value
                              $751,900,001                                           6,000,000
      5,000,000       3        Interest in $500,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.700%, dated 9/2/2004 to be
                              repurchased at $5,014,403 on 11/2/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              10/1/2034, collateral market
                              value $511,468,996                                     5,000,000
      2,000,000       3        Interest in $250,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.920%, dated 10/12/2004 to be
                              repurchased at $2,006,613 on 12/13/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              11/1/2034, collateral market value
                              $255,823,663                                           2,000,000
      6,000,000       3        Interest in $1,000,000,000 joint
                              repurchase agreement with Goldman Sachs &
                              Co., 1.800%, dated 10/6/2004 to be
                              repurchased at $6,008,700 on 11/5/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              10/1/2034, collateral market value
                              $1,027,769,538                                         6,000,000
      30,000,000              Interest in $1,100,000,000 joint
                              repurchase agreement with J.P. Morgan
                              Securities, Inc., 1.890%, dated 10/29/2004
                              to be repurchased at $30,004,725 on
                              11/1/2004, collateralized by U.S.
                              Government Agency Obligations with various
                              maturities to 2/1/2034, collateral market
                              value $1,122,003,015                                   30,000,000
      1,000,000       3        Interest in $500,000,000 joint repurchase
                              agreement with Merrill Lynch Government
                              Securities, 1.880%, dated 10/5/2004 to be
                              repurchased at $1,003,133 on 12/6/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              9/1/2034, collateral market value
                              $510,003,272                                           1,000,000
      4,000,000       3        Interest in $500,000,000 joint repurchase
                              agreement with UBS Securities LLC, 1.830%,
                              dated 10/14/2004 to be repurchased at
                              $4,006,710 on 11/17/2004, collateralized
                              by U.S. Government Agency Obligations with
                              various maturities to 4/20/2034,
                              collateral market value $515,002,065                   4,000,000
                              Total Repurchase Agreements                            63,525,000
                              Total Investments--99.9%
                              (at amortized cost) 4                                  133,206,307
                              other assets and liabilities--net--0.1%                71,419
                              total net assets--100%                          $      133,277,726

1    Floating rate note with current rate and next reset date shown.

2    Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.














Government Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

       Principal
       Amount                                                                            Value
                              Government Agencies--58.9%
$      112,500,000     1      Federal Home Loan Bank System Floating Rate
                              Notes, 1.745% - 1.840%, 12/12/2004 -
                              12/21/2004                                         $       112,454,058
       256,000,000            Federal Home Loan Bank System Notes, 1.300%
                              - 1.500%, 2/28/2005 - 5/4/2005                             256,000,000
       221,000,000     2      Federal Home Loan Mortgage Corp. Discount
                              Notes, 1.110% - 1.950%, 11/9/2004 -
                              1/24/2005                                                  220,529,871
       432,900,000     1      Federal Home Loan Mortgage Corp. Floating
                              Rate Notes, 1.665% - 1.825%, 11/7/2004 -
                              12/9/2004                                                  432,915,870
       70,000,000             Federal Home Loan Mortgage Corp. Notes,
                              1.460% - 3.875%, 11/15/2004 - 2/15/2005                    70,175,773
       1,073,826,000   2      Federal National Mortgage Association
                              Discount Notes, 1.120% - 2.190%, 11/3/2004
                              - 4/27/2005                                                1,070,103,301
       2,021,000,000   1      Federal National Mortgage Association
                              Floating Rate Notes, 1.570% - 2.019%,
                              11/1/2004 - 1/28/2005                                      2,020,267,530
       221,500,000            Federal National Mortgage Association
                              Notes, 1.270% - 1.850%, 12/8/2004 - 6/3/2005               221,500,123
       216,120,500     1       Housing and Urban Development Floating
                              Rate Note, 2.206%, 11/1/2004                               216,120,500
                              Total Government Agencies
                                                                                         4,620,067,026
                              Repurchase Agreements--41.2%
       423,973,000            Interest in $1,320,000,000 joint repurchase
                              agreement with BNP Paribas Securities
                              Corp., 1.810%, dated 10/29/2004 to be
                              repurchased at $424,036,949 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 8/15/2029,
                              collateral market value $1,346,603,888                     423,973,000
       100,000,000            Agreement with BNP Paribas Securities
                              Corp., 1.830%, dated 10/29/2004 to be
                              repurchased at $100,015,250 on 11/1/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              1/15/2012, collateral market value
                              $102,016,016                                               100,000,000
       527,000,000            Interest in $1,000,000,000 joint repurchase
                              agreement with Bear Stearns & Co., Inc.,
                              1.890%, dated 10/29/2004 to be repurchased
                              at $527,083,003 on 11/1/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              11/1/2034, collateral market value
                              $1,029,204,354                                             527,000,000
       347,000,000     3      Interest in $730,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.700%, dated 8/31/2004 to be
                              repurchased at $347,999,553 on11/1/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              5/15/2034, collateral market value
                              $751,900,001                                               347,000,000
       128,000,000     3      Interest in $500,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.700%, dated 9/2/2004 to be
                              repurchased at $128,368,711 on 11/2/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              10/1/2034, collateral market value
                              $511,468,996                                               128,000,000
       145,000,000     3      Interest in $250,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.740%, dated 9/8/2004 to be
                              repurchased at $145,427,508 on 11/9/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              9/15/2034, collateral market value
                              $257,171,614                                               145,000,000
       105,000,000     3      Interest in $250,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.920%, dated 10/12/2004 to be
                              repurchased at $105,347,200 on 12/13/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              11/1/2034, collateral market value
                              $255,823,663                                               105,000,000
       433,000,000     3      Interest in $1,000,000,000 joint repurchase
                              agreement with Goldman Sachs & Co., 1.800%,
                              dated 10/6/2004 to be repurchased at
                              $433,627,850 on 11/5/2004, collateralized
                              by U.S. Government Agency Obligations with
                              various maturities to 10/1/2034, collateral
                              market value $1,027,769,538                                433,000,000
       125,000,000            Interest in $225,000,000 joint repurchase
                              agreement with Goldman Sachs & Co., 1.870%,
                              dated 10/29/2004 to be repurchased at
                              $125,019,479 on 11/1/2004, collateralized
                              by a U.S. Government Agency Obligation with
                              a maturity of 10/1/2034, collateral market
                              value $229,500,000                                         125,000,000
       96,851,000             Interest in $136,851,000 joint repurchase
                              agreement with J.P. Morgan Securities,
                              Inc., 1.650%, dated 10/29/2004 to be
                              repurchased at $96,864,317 on 11/1/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              1/4/2005, collateral market value
                              $139,590,844                                               96,851,000
       208,000,000     3      Interest in $500,000,000 joint repurchase
                              agreement with Merrill Lynch Government
                              Securities, 1.880%, dated 10/5/2004 to be
                              repurchased at $208,662,596 on 12/6/2004,
                              collateralized by U.S. Government Agency
                              Obligations with various maturities to
                              9/1/2034, collateral market value
                              $510,003,272                                               208,000,000
       240,245,000            Interest in $1,250,000,000 joint repurchase
                              agreement with Morgan Stanley & Co., Inc.,
                              1.800%, dated 10/29/2004 to be repurchased
                              at $240,281,037 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to11/15/2027,
                              collateral market value $1,288,451,405                     240,245,000
       50,000,000             Interest in $100,000,000 joint repurchase
                              agreement with UBS Securities LLC, 1.760%,
                              dated 10/29/2004 to be repurchased at
                              $50,007,333 on 11/1/2004, collateralized
                              U.S. Government Agency Obligations with
                              various maturities to 9/15/2008, collateral
                              market value $102,001,442                                  50,000,000
       307,000,000     3      Interest in $500,000,000 joint repurchase
                              agreement with UBS Securities LLC, 1.830%,
                              dated 10/14/2004 to be repurchased at
                              $307,514,993 on 11/17/2004, collateralized
                              by U.S. Government Agency Obligations with
                              various maturities to 4/20/2034, collateral
                              market value $515,002,065                                  307,000,000
                              Total Repurchase Agreements
                                                                                         3,236,069,000
                              Total Investments--100.1% (at amortized
                              cost)4                                                     7,856,136,026
                              other assets and liabilities--net-- (0.1)%                   (4,263,342)
                              total net assets--100%
                                                                                 $       7,851,872,684

1      Current rate and next reset date shown.
2      Each issue shows the rate of discount at the time of purchase.
3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.









Government Obligations Tax Managed Fund
Portfolio of Investments
October 31, 2004

       Principal
       Amount                                                                                   Value
                                  Government Agencies--100.2%
                         1        Federal Farm Credit System Discount Notes,
$      191,090,000                1.660% - 1.860%, 11/1/2004 - 2/28/2005                $       190,690,322
                         2        Federal Farm Credit System Floating Rate Notes,
       772,000,000                1.730% - 1.961%, 11/3/2004 - 1/6/2005                         771,896,651
                                  Federal Farm Credit System Notes, 1.250% -
       67,350,000                 6.100%, 11/4/2004 - 12/15/2004                                67,428,868
                         1        Federal Home Loan Bank System Discount Notes,
       1,147,324,000              1.070% - 2.053%, 11/1/2004 - 3/30/2005                        1,144,699,973
                         2        Federal Home Loan Bank System Floating Rate
       418,000,000                Notes, 1.795% - 1.990%, 11/25/2004 - 1/19/2005                417,932,694
                                  Federal Home Loan Bank System Notes, 1.425% -
       240,945,000                8.090%, 11/15/2004 - 5/4/2005                                 241,468,975
                         2        Student Loan Marketing Association Floating
       26,700,000                 Rate Notes, 1.890%, 11/2/2004                                 26,700,000
       35,000,000        1        Tennessee Valley Authority Discount Notes,
                                  1.710%, 11/18/2004                                            34,971,738
                                  Total Investments -
                                  100.2%
                                  (at amortized cost)3                                          2,895,789,221
                                  other assets and liabilities - net - (0.2) %                  (4,601,680)
                                  total net assets - 100%                               $       2,891,187,541

1         Each issue shows the rate of discount at the time of purchase.
2         Current rate and next reset date shown.
3         Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.












Liberty U.S. Government Money Market Trust
Portfolio of Investments
October 31, 2004 (unaudited)

         Principal
         Amount                                                                           Value
                               Government Agencies--60.2%
$        24,000,000     1      Federal Home Loan Bank System Floating Rate
                               Notes, 1.745% - 1.840%, 12/12/2004 -
                               12/21/2004                                         $       23,995,097
         20,175,000            Federal Home Loan Bank System Notes, 1.300%
                               - 4.125%, 11/15/2004 - 5/4/2005                            20,186,810
         16,000,000     2      Federal Home Loan Mortgage Corp. Discount
                               Notes, 1.110% - 1.731%, 11/9/2004 - 1/24/2005              15,977,609
         16,500,000     1      Federal Home Loan Mortgage Corp. Floating
                               Rate Notes, 1.665% - 1.825%, 11/7/2004 -
                               12/9/2004                                                  16,500,000
         5,359,000             Federal Home Loan Mortgage Corp. Notes,
                               3.250% - 3.875%, 11/15/2004 - 2/15/2005                    5,369,244
         50,000,000     2      Federal National Mortgage Association
                               Discount Notes, 1.120% - 2.190%, 11/3/2004 -
                               4/27/2005                                                  49,846,358
         91,000,000     1      Federal National Mortgage Association
                               Floating Rate Notes, 1.570% - 2.019%,
                               11/1/2004 - 1/28/2005                                      90,965,559
         11,000,000            Federal National Mortgage Association Notes,
                               1.270% - 1.850%, 12/8/2004 - 6/3/2005                      11,000,005
                               Total Government Agencies                                  233,840,682
                               Repurchase Agreements--39.7%
         18,456,000            Interest in $1,320,000,000 joint repurchase
                               agreement with BNP Paribas Securities Corp.,
                               1.810%, dated 10/29/2004 to be repurchased
                               at $18,458,784 on 11/1/2004, collateralized
                               by U.S. Treasury Obligations with various
                               maturities to 8/15/2029, collateral market
                               value $1,346,603,888.                                      18,456,000
         20,000,000     3      Interest in $730,000,000 joint repurchase
                               agreement with Deutsche Bank Securities,
                               Inc., 1.700%, dated 8/31/2004 to be
                               repurchased at $20,057,611 on 11/1/2004,
                               collateralized by U.S. Government Agency
                               Obligations with various maturities to
                               10/15/2033, collateral market value
                               $751,900,001.                                              20,000,000
         12,000,000     3      Interest in $500,000,000 joint repurchase
                               agreement Deutsche Bank Securities, Inc.,
                               1.700%, dated 9/2/2004 to be repurchased at
                               $12,034,567 on 11/2/2004, collateralized by
                               U.S. Government Agency Obligations with
                               various maturities to 10/1/2034, collateral
                               market value $511,468,996.                                 12,000,000
         5,000,000      3      Interest in $250,000,000 joint repurchase
                               agreement with Deutsche Bank Securities,
                               Inc., 1.920%, dated 10/12/2004 to be
                               repurchased at $5,016,533 on 12/13/2004,
                               collateralized by U.S. Government Agency
                               Obligations with various maturities to
                               11/1/2034, collateral market value
                               $255,823,663.                                              5,000,000
         22,000,000     3      Interest in $1,000,000,000 joint repurchase
                               agreement with Goldman Sachs & Co., 1.800%,
                               dated 10/6/2004 to be repurchased at
                               $22,031,900 on 11/5/2004, collateralized by
                               U.S. Government Agency Obligations with
                               various maturities to 10/1/2034, collateral
                               market value $1,027,769,538.                               22,000,000
         60,000,000            Interest in $1,100,000,000 joint repurchase
                               agreement with J.P. Morgan Securities, Inc.,
                               1.890%, dated 10/29/2004 to be repurchased
                               at $60,009,450 on 11/1/2004, collateralized
                               by U.S. Government Agency Obligations with
                               various maturities to 2/1/2034, collateral
                               market value $1,122,003,015.                               60,000,000
         7,000,000      3      Interest in $500,000,000 joint repurchase
                               agreement with Merrill Lynch Government
                               Securities, 1.880%, dated 10/5/2004 to be
                               repurchased at $7,022,299 on 12/6/2004,
                               collateralized by U.S. Government Agency
                               Obligaitons with various maturities to
                               9/1/2034, collateral market value
                               $510,003,272.                                              7,000,000
         10,000,000     3      Interest in $500,000,000 joint repurchase
                               agreement with UBS Securities LLC, 1.830%,
                               dated 10/14/2004 to be repurchased at
                               $10,016,775 on 11/17/2004, collateralized by
                               U.S. Government Agency Obligations with
                               various maturities to 4/20/2034, collateral
                               market value $515,002,065.                                 10,000,000
                               Total Repurchase Agreements                                154,456,000
                               Total Investments--99.9%
                               (at amortized cost)4                                       388,296,682
                               Other assets and liabilities--net--0.1%                    230,833
                               Total Net assets--100%                              $      388,527,515

(1)    Floating rate note with current rate and next reset date shown.
(2)    Discount rate at time of purchase.
(3) Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
(4)    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.
















Liquid Cash Trust
Portfolio of Investments
October 31, 2004 (unaudited)

        Principal
        Amount                                                                        Value
                            Repurchase Agreements--100.0%
$       35,420,000          Interest in $1,320,000,000 joint repurchase
                            agreement with BNP Paribas Securities Corp.,
                            1.810%, dated 10/29/2004 to be repurchased
                            at $35,425,343 on 11/1/2004, collateralized
                            by U.S. Treasury Obligations with various
                            maturities to 8/15/2009, collateral market
                            value $1,346,603,888                               $      35,420,000
        25,000,000          Interest in $300,000,000 joint repurchase
                            agreement with Barclays Capital, Inc.,
                            1.890%, dated 10/29/2004 to be repurchased
                            at $25,003,938 on 11/1/2004, collateralized
                            by U.S. Government Agency Obligations with
                            various maturities to 10/1/2034, collateral
                            market value $306,318,631                                 25,000,000
        23,000,000          Interest in $1,000,000,000 joint repurchase
                            agreement with Bear Stearns & Co., Inc.,
                            1.890%, dated 10/29/2004 to be repurchased
                            at $23,003,623 on 11/1/2004, collateralized
                            by U.S. Government Agency Obligations with
                            various maturities to 10/15/2034, collateral
                            market value $1,029,204,354                               23,000,000
        25,000,000          Interest in $1,100,000,000 joint repurchase
                            agreement with J.P. Morgan Securities, Inc.,
                            1.890%, dated 10/29/2004 to be repurchased
                            at $25,003,938 on 11/1/2004, collateralized
                            by U.S. Government Agency Obligations with
                            various maturities to 2/1/2034, collateral
                            market value $1,122,003,015                               25,000,000
        25,000,000          Interest in $790,000,000 joint repurchase
                            agreement with Morgan Stanley & Co., Inc.,
                            1.890%, dated 10/29/2004 to be repurchased
                            at $25,003,938 on 11/1/2004, collateralized
                            by U.S. Government Agency Obligations with
                            various maturities to 11/1/2042, collateral
                            market value $815,584,681                                 25,000,000
                            Total Investments--100.0%
                            (at amortized cost)1                                      133,420,000
                            Other assets and liabilities--net--(0.0)%                 (26,681)
                            Total Net assets--100%                              $     133,393,319

(1)    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

















Money Market Management
Portfolio of Investments
October 31, 2004 (unaudited)

        Principal
        Amount                                                                         Value
                           Asset-Backed Securities--4.6%
                           Finance - Automotive--2.6%
$       71,747             Ford Credit Auto Owner Trust 2004-A, Class
                           A1, 1.240%, 2/15/2005                              $        71,747
        1,000,000          Nissan Auto Lease Trust 2004-A, Class A1,
                           2.105%, 10/17/2005                                          1,000,000
        154,507            USAA Auto Owner Trust 2004-2, Class A1,
                           1.660%, 7/15/2005                                           154,507
                           Total                                                       1,226,254
                           Finance - Equipment--2.0%
        931,043            CNH Equipment Trust 2004-A, Class A1,
                           2.009%, 10/14/2005                                          931,044
                           Total Asset-Backed Securities                               2,157,298
                           Bankers Acceptance--0.6%
                           Banking--0.6%
        297,476            Huntington National Bank, Columbus, OH,
                           2.050%, 3/7/2005                                            295,342
                           CertificateS Of Deposit--2.6%
                           Banking--2.6%
        750,000            Deutsche Bank AG, 1.250%, 12/29/2004                        750,036
        500,000            Royal Bank of Canada, Montreal, 1.400%,
                           2/8/2005                                                    500,000
                           Total certificateS of deposit                               1,250,036
                           Collateralized Loan Agreements--9.1%
                           Banking--4.9%
        1,300,000          Greenwich Capital Markets, Inc., 2.000%,
                           11/1/2004                                                   1,300,000
        1,000,000          J.P. Morgan Securities, Inc., 1.975%,
                           11/1/2004                                                   1,000,000
                           Total                                                       2,300,000
                           Brokerage--4.2%
        1,000,000          Lehman Brothers Holdings, Inc., 2.025%,
                           11/1/2004                                                   1,000,000
        1,000,000          Merrill Lynch & Co., Inc., 2.025%, 11/1/2004                1,000,000
                           Total                                                       2,000,000
                           Total Collateralized Loan Agreements                        4,300,000
                           Commercial Paper--24.1%1
                           Aerospace / Auto--1.0%
        450,000    2,3     Volkswagen of America, Inc., (Guaranteed by
                           Volkswagen AG), 1.820%, 11/1/2004                           450,000
                           Banking--8.6%
        1,500,000  2,3     Bavaria TRR Corp., (Bayerische
                           Hypotheken-und Vereinsbank AG Swap
                           Agreement), 1.810% - 2.070%, 11/4/2004 -
                           1/18/2005                                                   1,495,440
        500,000    2,3     Fountain Square Commercial Funding Corp.,
                           1.680%, 11/15/2004                                          499,673
        1,100,000          KBC Financial Products International Ltd.,
                           (KBC Bank N.V. GTD), 1.790% - 1.850%,
                           11/16/2004 - 2/8/2005                                       1,094,837
        1,000,000  2,3     Picaros Funding LLC, (KBC Bank N.V. GTD),
                           1.955%, 12/1/2004                                           998,371
                           Total                                                       4,088,321
                           Finance - Automotive--2.9%
        400,000            DaimlerChrysler North America Holding Corp.,
                           1.960%, 11/22/2004                                          399,543
        1,000,000          New Center Asset Trust, (A1/P1 Series),
                           2.030%, 3/7/2005 - 3/8/2005                                 992,867
                           Total                                                       1,392,410
                           Finance - Commercial--2.1%
        1,000,000          CIT Group, Inc., 2.120%, 3/1/2005                           992,933
                           Finance - Retail--4.4%
        500,000    2,3     PREFCO-Preferred Receivables Funding Co.,
                           1.710%, 12/10/2004                                          499,074
        1,600,000  2,3     Paradigm Funding LLC, 1.790% - 2.140%,
                           1/10/2005 - 4/6/2005                                        1,588,638
                           Total                                                       2,087,712
                           Finance - Securities--2.1%
        1,000,000  2,3     Georgetown Funding Co. LLC, 2.100%, 1/26/2005               994,983
                           Machinery, Equipment, Auto--0.9%
        430,000            John Deere Capital Corp., (Deere & Co.
                           Support Agreement), 2.110%, 1/14/2005                       428,144
                           Telecommunications--2.1%
        1,000,000          BellSouth Corp., 1.970%, 12/7/2004                          998,030
                           Total Commercial Paper                                      11,432,533
                           Corporate Notes--4.2%
                           Brokerage--2.1%
        1,000,000          Goldman Sachs & Co., 2.060%, 3/10/2005                      1,000,000
                           Pharmaceuticals and Healthcare--2.1%
        1,000,000  2,3     Merck & Co., Inc., 4.484%, 2/22/2005                        1,009,832
                           Total Corporate Notes                                       2,009,832
                           Government Agencies--6.3%
                           Government Agency--6.3%
        1,500,000          Federal Home Loan Bank System, 1.300% -
                           1.500%, 4/1/2005 - 5/4/2005                                 1,500,000
        1,500,000          Federal Home Loan Mortgage Corp., 1.825%,
                           9/9/2005                                                    1,500,000
                           Total government agencies                                   3,000,000
                           Loan Participation--3.0%
                           Aerospace / Auto--2.1%
        1,000,000          Johnson Controls, Inc., 1.740%, 11/30/2004                  1,000,000
                           Finance - Automotive--0.9%
        400,000            General Motors Acceptance Corp., Mortgage of
                           PA, (General Motors Acceptance Corp. GTD),
                           2.390%, 11/1/2004                                           400,000
                           Total Loan Participation                                    1,400,000
                           Notes - Variable--37.5%4
                           Banking--17.9%
        500,000    2,3     HBOS Treasury Services PLC, 1.750%,
                           11/22/2004                                                  500,000
        1,000,000          Kansas City, MO Tax Increment Financing
                           Commission, President Hotel, (MBIA Insurance
                           Corp. INS), 2.010%, 11/4/2004                               1,000,000
        1,000,000   2      MONET Trust, (Series 2000-1), (Dresdner Bank
                           AG, Frankfurt Swap Agreement), 2.030%,
                           12/28/2004                                                  1,000,000
        1,000,000          Royal Bank of Scotland PLC, Edinburgh,
                           1.788%, 11/9/2004                                           999,818
        1,000,000          Salvation Army, (Series 2004-A), (Bank of
                           New York LOC), 1.960%, 11/4/2004                            1,000,000
        1,000,000          Societe Generale, Paris, 1.816%, 11/17/2004                 999,915
        2,350,000          Stratford Properties LP, (Series 1998),
                           (Manufacturers & Traders Trust Co., Buffalo,
                           NY LOC), 2.060%, 11/2/2004                                  2,350,000
        600,000            Taxable Floating Rate Notes, (Series
                           2002-H1), Becker, MN PCR, (Bank of New York
                           Swap Agreement), 2.080%, 11/3/2004                          600,000
                           Total                                                       8,449,733
                           Brokerage--7.0%
        500,000    2,3     Merrill Lynch & Co., Inc., 2.240%, 11/10/2004               500,128
        300,000            Merrill Lynch & Co., Inc., 2.230%,
                           12/21/2004                                                  300,000
        2,500,000          Morgan Stanley, 1.890%, 11/1/2004                           2,500,000
                           Total                                                       3,300,128
                           Finance - Commercial--2.1%
        1,000,000  2,3     Compass Securitization LLC, 1.790%, 11/8/2004               999,920
                           Finance - Retail--2.1%
        1,000,000          AFS Insurance Premium Receivables Trust,
                           (Series 1994-A), 2.426%, 11/15/2004                         1,000,000
                           Finance - Securities--6.3%
        1,000,000  2,3     K2 (USA) LLC, (K2 Corp. GTD), 1.820%,
                           11/15/2004                                                  999,892
        2,000,000  2,3     Sigma Finance, Inc., (Sigma Finance Corp.
                           GTD), 1.820%, 11/15/2004                                    1,999,799
                           Total                                                       2,999,691
                           Insurance--2.1%
        1,000,000          AEGON N.V., 1.910%, 11/15/2004                              1,000,965
                           Total Notes - Variable                                      17,750,437
                           Repurchase Agreement--7.7%
        3,654,000          Interest in $1,400,000,000 joint repurchase
                           agreement with Countrywide Securities Corp.,
                           1.890%, dated 10/29/2004 to be repurchased
                           at $3,654,576 on 11/1/2004, collateralized
                           by U.S. Government Agency Obligations with
                           various maturities to 3/1/2044, collateral
                           market value $1,441,499,470                                 3,654,000
                           Total Investments ---99.7% (AMORTIZED COST)5                47,249,478
                           other assets and liabilities----net--0.3%                   119,527
                           total net assets---100%                            $        47,369,005


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $13,535,750 which represents 28.6% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $12,535,750 which represents 26.5% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, for each security held at October 31, 2004 is as follows:

       Security                                                 Acquisition Date   Acquisition Cost

       MONET Trust, (Series 2000-1), (Dresdner Bank AG,
       Frankfurt Swap Agreement), 2.030%, 12/28/2004            9/27/2000             $1,000,000


4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note:      The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under The Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
GTD         --Guaranteed
INS         --Insured
LOC         --Letter of Credit
PCR         --Pollution Control Revenue


















Municipal Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

       Principal
       Amount                                                                           Value
                              Short-Term Municipals--99.6%1
                              Alabama--1.3%
$      2,860,000              Birmingham, AL IDA, (Series 1997), Weekly VRDNs
                              (Millcraft, AL, Inc.)/(Regions Bank, Alabama
                              LOC)                                               $      2,860,000
       1,910,000              Calhoun County, AL Economic Development Council
                              Weekly VRDNs, (Fabarc Steel Co.)/(Regions Bank,
                              Alabama LOC)                                              1,910,000
       17,000,000             Decatur, AL IDB, (Series 2003-A), Weekly VRDNs
                              (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)               17,000,000
       3,725,000              East Central, AL Solid Waste Disposal
                              Authority, (Series 2003: Three Corners), Weekly
                              VRDNs (Waste Management, Inc.)/(Wachovia Bank
                              N.A. LOC)                                                 3,725,000
       4,175,000              Mobile, AL Solid Waste Authority, (Series 2003:
                              Chastang), Weekly VRDNs (Waste Management,
                              Inc.)/(Wachovia Bank N.A. LOC)                            4,175,000
       4,350,000              North Sumter, AL Solid Waste Disposal
                              Authority, (Series 2003: Emelle), Weekly VRDNs
                              (Waste Management, Inc.)/(Wachovia Bank N.A.
                              LOC)                                                      4,350,000
       2,970,000              Orange Beach, AL IDB, (Series 2002), Weekly
                              VRDNs (Romar Motels, Inc.)/(Columbus Bank and
                              Trust Co., GA LOC)                                        2,970,000
                              Total                                                     36,990,000
                              Alaska--0.3%
       4,500,000              North Slope Borough, AK, (Series 2001), Daily
                              VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC
                              GTD)                                                      4,500,000
       5,500,000              Valdez, AK Marine Terminal, (Series 2002),
                              1.47% TOBs (Phillips Transportation Alaska,
                              Inc.)/(ConocoPhillips GTD), Optional Tender
                              5/1/2005                                                  5,500,000
                              Total                                                     10,000,000
                              Arizona--0.3%
       1,670,000     2,3      Maricopa County, AZ IDA SFM, MERLOTS, (Series
                              2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia
                              Bank N.A. LIQ)                                            1,670,000
       1,960,000              Maricopa County, AZ IDA, (Series 1999), Weekly
                              VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A.
                              LOC)                                                      1,960,000
       1,675,000              Maricopa County, AZ IDA, (Series 2000A),
                              Weekly VRDNs (Las Gardenias Apartments,
                              LP)/(FNMA LOC)                                            1,675,000
       2,029,000     2,3      Pima County, AZ IDA, SFM, Roaring Fork, (Series
                              1999-6), Weekly VRDNs (GNMA COL)/(Bank of New
                              York LIQ)                                                 2,029,000
                              Total                                                     7,334,000
                              Arkansas--2.9%
       1,000,000              Arkadelphia, AR, IDRBs, (Series 1996), Weekly
                              VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)               1,000,000
       5,630,000              Arkansas Development Finance Authority, (Series
                              1995), Weekly VRDNs (Paco Steel & Engineering
                              Corp.)/(JPMorgan Chase Bank LOC)                          5,630,000
       14,000,000             Arkansas Development Finance Authority, (Series
                              2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia
                              Bank N.A. LOC)                                            14,000,000
       13,800,000             Blytheville, AR, (Series 1998), Weekly VRDNs
                              (Nucor Corp.)                                             13,800,000
       34,400,000             Blytheville, AR, (Series 2002), Weekly VRDNs
                              (Nucor Corp.)                                             34,400,000
       8,000,000              Crossett, AR, (Series 1997), Weekly VRDNs
                              (Bemis Co., Inc.)                                         8,000,000
       7,100,000              Siloam Springs, AR, IDRB, (Series 1994), Weekly
                              VRDNs (La-Z Boy Chair Co.)/(Bank One N.A.
                              (Chicago), LOC)                                           7,100,000
                              Total                                                     83,930,000
                              California--5.8%
       36,200,000             California Health Facilities Financing
                              Authority, (Series 2004J), Weekly VRDNs
                              (Catholic Healthcare West)/(Bank One N.A.
                              (Chicago), LOC)                                           36,200,000
       9,000,000     2,3      California PCFA, (Series 2004 F11J), Weekly
                              VRDNs (Waste Management, Inc.)/(Lehman Brothers
                              Holdings, Inc. SWP)                                       9,000,000
       19,000,000    2,3      California PCFA, (Series 2004 FR/RI-F10J),
                              Weekly VRDNs (Waste Management, Inc.)/(Lehman
                              Brothers Holdings, Inc. SWP)                              19,000,000
       1,980,000              California PCFA, (Series 2004A), Weekly VRDNs
                              (Burrtec Waste Group, Inc.)/(Union Bank of
                              California LOC)                                           1,980,000
       46,000,000             California State, 3.00% RANs, 6/30/2005                   46,379,498
       26,200,000             California State, Economic Recovery Bonds,
                              (Series 2004C-20), Weekly VRDNs (California
                              State Fiscal Recovery Fund)/(XL Capital
                              Assurance Inc. INS)/(Dexia Credit Local LIQ)              26,200,000
       2,500,000     2,3      California Statewide Communities Development
                              Authority, (PT-2001), Weekly VRDNs (Vista
                              Montana Apartments)/(Merrill Lynch & Co., Inc.
                              LIQ)/(Merrill Lynch & Co., Inc. LOC)                      2,500,000
       2,845,000              California Statewide Communities Development
                              Authority, (Series 1996-H), Weekly VRDNs
                              (Levecke LLC)/(Union Bank of California LOC)              2,845,000
       591,991       2,3      Koch Floating Rate Trust, (California
                              Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC
                              INS)/(State Street Bank and Trust Co. LIQ)                591,991
       1,265,000              Los Angeles County, CA IDA, (Series 1991),
                              Weekly VRDNs (Caitec Garment Processing.
                              Inc.)/(Union Bank of California LOC)                      1,265,000
       18,300,000             Los Angeles, CA Department of Water & Power,
                              (Series 2001 B-8), Weekly VRDNs (Los Angeles,
                              CA Department of Water & Power, (Electric/Power
                              System),)/(Bank of America N.A., Bayerische
                              Landesbank Girozentrale, Dexia Credit Local,
                              JPMorgan Chase Bank, Landesbank
                              Baden-Wuerttemberg, State Street Bank and Trust
                              Co. and WestLB AG (GTD), LIQs)                            18,300,000
                              Total                                                     164,261,489
                              Colorado--3.8%
       3,015,000     2,3      Colorado HFA, MERLOTS, (Series 2001 A20),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                     3,015,000
       59,975,000    2,3      Denver Urban Renewal Authority, Stapleton Tax
                              Increment Revenue, (Series 2004 FR/RI-F7J),
                              Weekly VRDNs (Lehman Brothers Holdings, Inc.
                              SWP)                                                      59,975,000
       10,600,000    2,3      Denver, CO City & County Airport Authority,
                              (PT-724), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Svenska Handelsbanken, Stockholm LIQ)               10,600,000
       5,500,000     2,3      Denver, CO City & County Airport Authority,
                              (PT-782), Weekly VRDNs (FGIC INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                    5,500,000
       10,000,000             Denver, CO City & County Airport Authority,
                              (Series 2004A), Weekly VRDNs (CDC IXIS
                              Financial Guaranty N.A. INS)/(Bayerische
                              Landesbank Girozentrale LIQ)                              10,000,000
       5,000,000              Denver, CO City & County Airport Authority,
                              (Series 2004B), Weekly VRDNs (CDC IXIS
                              Financial Guaranty N.A. INS)/(Bayerische
                              Landesbank Girozentrale LIQ)                              5,000,000
       14,660,000    2,3      Denver, CO City & County Airport Authority,
                              MERLOTS, (Series 1997E), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)             14,660,000
                              Total                                                     108,750,000
                              Florida--4.7%
       16,000,000    2,3      ABN AMRO MuniTOPS Certificates Trust, (Florida
                              Non-AMT)/(Series 1999-11), (Series 1999-11),
                              Weekly VRDNs (Tampa Bay, FL Water Utility
                              System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                              LIQ)                                                      16,000,000
       7,123,000     2,3      Clipper Tax-Exempt Certificates Trust, (Florida
                              AMT)/(Series 1999-5), Weekly VRDNs (State
                              Street Bank and Trust Co. LIQ)                            7,123,000
       4,748,000     2,3      Clipper Tax-Exempt Certificates Trust, (Florida
                              AMT)/(Series 2004-1), Weekly VRDNs (Merrill
                              Lynch & Co., Inc. LIQ)                                    4,748,000
       1,500,000              Coconut Creek, FL, (Series 2002), Weekly VRDNs
                              (Elite Aluminum Corp.)/(Bank of America N.A.
                              LOC)                                                      1,500,000
       6,000,000              Greater Orlando, FL Aviation Authority Weekly
                              VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)           6,000,000
       7,500,000              Highlands County, FL Health Facilities
                              Authority, Hospital Revenue Bonds , 3.35% TOBs
                              (Adventist Health System/ Sunbelt Obligated
                              Group), Mandatory Tender 9/1/2005                         7,592,126
       17,975,000    2,3      Lee County, FL Solid Waste System, (Series 2003
                              FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Lehman Brothers Holdings, Inc. LIQ)                 17,975,000
       35,500,000    2,3      Miami-Dade County, FL Aviation, (Series 2004
                              FR/RI-L72J), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Lehman Brothers Holdings, Inc. LIQ)                 35,500,000
       12,000,000    2,3      Miami-Dade County, FL Aviation, (Series FR/RI
                              2003 L22J), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Lehman Brothers Holdings, Inc. LIQ)                 12,000,000
       7,675,000     2,3      Miami-Dade County, FL HFA, (PT-1349), Weekly
                              VRDNs (Hidden Grove Apartments)/(Merrill Lynch
                              & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)          7,675,000
       12,930,000    2,3      Palm Beach County, FL HFA, (PT-2302), Weekly
                              VRDNs (Saddlebrook Apartments)/(Merrill Lynch &
                              Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)            12,930,000
       5,000,000              St. Lucie County, FL PCRB, (Series 2000), Daily
                              VRDNs (Florida Power & Light Co.)                         5,000,000
                              Total                                                     134,043,126
                              Georgia--2.9%
       3,500,000     2,3      Atlanta, GA Airport Revenue Authority, (PA
                              926R), 1.26% TOBs (FGIC INS)/(Merrill Lynch &
                              Co., Inc. LIQ), Optional Tender 4/7/2005                  3,500,000
       1,400,000              Atlanta, GA, Urban Residential Finance
                              Authority, (Series 1995), Weekly VRDNs (West
                              End Housing Development)/(Wachovia Bank N.A.
                              LOC)                                                      1,400,000
       9,000,000              Cobb County, GA Housing Authority, (Series
                              2004), Weekly VRDNs (Parkland Manor
                              LP)/(Wachovia Bank N.A. LOC)                              9,000,000
       15,745,000    2,3      Cobb County, GA Housing Authority, (Series
                              PT-2221), Weekly VRDNs (Hickory Lake
                              Apartments)/(Merrill Lynch & Co., Inc.
                              LIQ)/(Merrill Lynch & Co., Inc. LOC)                      15,745,000
       12,800,000             Crisp County - Cordele, GA IDA, (Series 2000),
                              Weekly VRDNs (Georgia Ductile Foundries
                              LLC)/(Royal Bank of Canada, Montreal LOC)                 12,800,000
       6,605,000              Crisp County, GA Solid Waste Management
                              Authority, (Series 1998), Weekly VRDNs (FSA
                              INS)/(Wachovia Bank N.A. LIQ)                             6,605,000
       1,000,000              Fayette County, GA, (Series 1998), Weekly VRDNs
                              (Gardner Denver Machinery, Inc.)/(National City
                              Bank, Michigan/Illinois LOC)                              1,000,000
       7,000,000              Kennesaw, GA Development Authority, (Series
                              2004), Weekly VRDNs (Lakeside Vista
                              Apartments)/(FNMA LOC)                                    7,000,000
       7,500,000              Medical Center Hospital Authority, GA, (Series
                              2004), Weekly VRDNs (Spring Harbor at Green
                              Island)/(Bank of Scotland, Edinburgh LOC)                 7,500,000
       13,750,000             Savannah, GA EDA, (Series 1995A), Weekly VRDNs
                              (Home Depot, Inc.)                                        13,750,000
       5,500,000              Savannah, GA EDA, (Series 2003C), Weekly VRDNs
                              (Marshes of Skidaway Island)/(BNP Paribas SA
                              LOC)                                                      5,500,000
                              Total                                                     83,800,000
                              Hawaii--0.1%
       860,000       2,3      Hawaii Finance and Development Corp., MERLOTS,
                              (Series 2001 A15), Weekly VRDNs (FNMA
                              COL)/(Wachovia Bank N.A. LIQ)                             860,000
       2,215,000     2,3      Hawaii State Airport System, (PT-830), Weekly
                              VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)          2,215,000
                              Total                                                     3,075,000
                              Illinois--5.2%
       14,600,000             Chicago, IL Metropolitan Water Reclamation
                              District, (Series 2002-E), Weekly VRDNs
                              (Landesbank Hessen-Thueringen, Frankfurt LIQ)             14,600,000
       8,050,000     2,3      Chicago, IL O'Hare International Airport,
                              (PA-1198), Weekly VRDNs (XL Capital Assurance
                              Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)                 8,050,000
       7,305,000     2,3      Chicago, IL O'Hare International Airport,
                              (PT-664), Weekly VRDNs (AMBAC INS)/(Danske Bank
                              A/S LIQ)                                                  7,305,000
       9,995,000     2,3      Chicago, IL O'Hare International Airport,
                              (PT-685), 1.50% TOBs (AMBAC INS)/(Svenska
                              Handelsbanken, Stockholm LIQ), Optional Tender
                              5/5/2005                                                  9,995,000
       7,000,000     2,3      Chicago, IL O'Hare International Airport,
                              (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                    7,000,000
       4,800,000     2,3      Chicago, IL O'Hare International Airport,
                              (PT-925), 1.50% TOBs (FSA INS)/(BNP Paribas SA
                              LIQ), Optional Tender 5/5/2005                            4,800,000
       6,055,000     2,3      Chicago, IL O'Hare International Airport,
                              (PT-933), 1.25% TOBs (AMBAC INS)/(Merrill Lynch
                              & Co., Inc. LIQ), Optional Tender 4/7/2005                6,055,000
       1,070,000     2,3      Chicago, IL O'Hare International Airport,
                              (PT-1993), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                      1,070,000
       5,200,000     2,3      Chicago, IL O'Hare International Airport, ROCs,
                              (Series 239), Weekly VRDNs (FSA INS)/(Citigroup
                              Global Markets Holdings, Inc. LIQ)                        5,200,000
       4,655,000     2,3      Chicago, IL SFM, (PT-290), Weekly VRDNs (GNMA
                              COL)/(Landesbank Hessen-Thueringen, Frankfurt
                              LIQ)                                                      4,655,000
       15,400,000             Chicago, IL Wastewater Transmission, (Series
                              2004A), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank One N.A. (Chicago), LIQ)                       15,400,000
       2,600,000              Chicago, IL, (Series 1997), Weekly VRDNs
                              (Trendler Components, Inc.)/(Bank One N.A.
                              (Chicago), LOC)                                           2,600,000
       1,555,000              Chicago, IL, (Series 1999 IDRB), Weekly VRDNs
                              (Ade, Inc.)/(U.S. Bank, N.A. LOC)                         1,555,000
       6,150,000              Chicago, IL, (Series 2003 B-1), Weekly VRDNs
                              (FSA INS)/(Bank One N.A. (Chicago), LIQ)                  6,150,000
       10,500,000             Chicago, IL, Chicago Midway Airport Special
                              Facility Revenue Bonds, (Series 1998), 1.50%
                              TOBs (Signature Flight Support
                              Corp.)/(Bayerische Landesbank Girozentrale
                              LOC), Optional Tender 12/1/2004                           10,500,000
       6,000,000     2,3      Cook County, IL, Roaring Forks, (Series
                              2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New
                              York LIQ)                                                 6,000,000
       515,000                Galva, IL, (Series 1999), Weekly VRDNs (John H.
                              Best & Sons, Inc.)/(Wells Fargo Bank Minnesota
                              N.A. LOC)                                                 515,000
       3,740,000              Illinois Development Finance Authority, (Series
                              2001), Weekly VRDNs (Mangel BG Investments
                              LLC)/(Lasalle Bank, N.A. LOC)                             3,740,000
       1,050,000              Illinois Development Finance Authority, IDB,
                              (Series 1989), Weekly VRDNs (Addison 450
                              LP)/(Bank One N.A. (Chicago), LOC)                        1,050,000
       1,600,000              Illinois Development Finance Authority, IDB,
                              (Series 1995), Weekly VRDNs (Evapco,
                              Inc.)/(Bank of America N.A. LOC)                          1,600,000
       3,645,000              Illinois Development Finance Authority, IDB,
                              (Series 2000A), Weekly VRDNs (Demar,
                              Inc.)/(U.S. Bank, N.A. LOC)                               3,645,000
       3,000,000              Illinois Development Finance Authority, IDB,
                              (Series 2000A), Weekly VRDNs (Processing
                              Technologies, Inc.)/(U.S. Bank, N.A. LOC)                 3,000,000
       18,900,000             Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)          18,900,000
       5,960,000              Robbins (Village of), IL, (Series 2001), Weekly
                              VRDNs (Robbins Property LLC)/(Citibank N.A.,
                              New York LOC)                                             5,960,000
                              Total                                                     149,345,000
                              Indiana--3.0%
       8,640,000              Carmel Clay Schools, IN, 2.00% TANs, 12/31/2004           8,649,803
       750,000                Clarksville, IN, (Series 1997), Weekly VRDNs
                              (Metal Sales Manufacturing Corp.)/(U.S. Bank,
                              N.A. LOC)                                                 750,000
       8,000,000              Hamilton, IN Southeastern Schools, 1.75% TANs,
                              12/31/2004                                                8,007,786
       1,170,000              Huntington, IN, (Series 1999), Weekly VRDNs (DK
                              Enterprises LLC)/(Wells Fargo Bank Minnesota NA
                              LOC)                                                      1,170,000
       12,105,000    2,3      Indiana Bond Bank, MERLOTS, (Series 2001 -
                              A119), 1.25% TOBs (Indiana State Revolving Fund
                              Program)/(Wachovia Bank N.A. LIQ), Optional
                              Tender 11/10/2004                                         12,105,000
       2,825,000     2,3      Indiana State HFA, MERLOTS, (Series 2000-PPP),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                     2,825,000
       2,585,000     2,3      Indianapolis, IN Local Public Improvement Bond
                              Bank, (PT-731), Weekly VRDNs (Indianapolis, IN
                              Airport Authority)/(FSA INS)/(Merrill Lynch &
                              Co., Inc. LIQ)                                            2,585,000
       3,400,000              Indianapolis, IN, (Series 1999), Weekly VRDNs
                              (Chip Ganassi Racing Teams)/(National City
                              Bank, Pennsylvania LOC)                                   3,400,000
       5,000,000              Jasper County, IN EDA, (Series 2000), Weekly
                              VRDNs (T & M LP)/(Key Bank, N.A. LOC)                     5,000,000
       7,325,000     2,3      Jeffersonville, IN, (PT-1309), Weekly VRDNs
                              (Armstrong Farms Apartments)/(Merrill Lynch &
                              Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)            7,325,000
       1,660,000              Kendallville, IN, (Series 1995), Weekly VRDNs
                              (Rivnut Real Estate, Ltd.)/(National City Bank,
                              Ohio LOC)                                                 1,660,000
       3,560,000              Mishawaka, IN, (Series 2000), Weekly VRDNs
                              (Atchison Indiana LLC)/(National City Bank,
                              Indiana LOC)                                              3,560,000
       9,500,000              Muncie, IN Community Schools, 2.00% TANs,
                              12/31/2004                                                9,510,789
       5,250,000              Northern Wells, IN Community Schools, 2.00%
                              TRANs, 12/31/2004                                         5,255,534
       340,000                Richmond, IN, (Series 1996), Weekly VRDNs
                              (Holland Colors Americas, Inc.)/(Bank One N.A.
                              (Chicago), LOC)                                           340,000
       10,000,000             Whiting, IN Environmental Facilities Revenue,
                              (Series 2002B), Daily VRDNs (BP Products North
                              America, Inc.)/(BP PLC GTD)                               10,000,000
       2,400,000              Whitley County, IN, (Series 1999), Weekly VRDNs
                              (Undersea Sensor Systems, Inc.)/(Wells Fargo
                              Bank Minnesota N.A. LOC)                                  2,400,000
                              Total                                                     84,543,912
                              Kansas--0.7%
       6,110,000     2,3      Sedgwick & Shawnee Counties, KS, MERLOTS,
                              (Series 2001 A-35), 1.50% TOBs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ), Optional Tender
                              4/27/2005                                                 6,110,000
       2,825,000     2,3      Sedgwick & Shawnee Counties, KS, Variable Rate
                              Certificates, (Series 1999W), Weekly VRDNs
                              (GNMA COL)/(Bank of America N.A. LIQ)                     2,825,000
       11,152,083             Unified Government of Wyandotte County/Kansas
                              City, KS, (Series 2003-VII), 1.15% BANs,
                              11/1/2004                                                 11,152,083
                              Total                                                     20,087,083
                              Kentucky--0.8%
       6,000,000              Graves County, KY, (Series 1988), Weekly VRDNs
                              (Seaboard Farms)/(Bank of New York LOC)                   6,000,000
       1,210,000              Jefferson County, KY, (Series 1995), Weekly
                              VRDNs (Derby Industries, Inc.)/(Fifth Third
                              Bank, Cincinnati LOC)                                     1,210,000
       11,995,000    2,3      Kenton County, KY Airport Board, Trust
                              Receipts, (Series 1998F-1), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(Bank of America N.A. LIQ)           11,995,000
       2,415,000              Paris, KY Weekly VRDNs (Monessen Holdings
                              LLC)/(Fifth Third Bank, Cincinnati LOC)                   2,415,000
                              Total                                                     21,620,000
                              Louisiana--1.0%
       4,000,000     2,3      ABN AMRO MuniTOPS Certificates Trust,
                              (Louisiana Non-AMT)/(Series 2002-17), Weekly
                              VRDNs (Louisiana State Gas & Fuels)/(AMBAC
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                    4,000,000
       5,000,000              Lake Charles, LA Harbor & Terminal District,
                              (Series 1995A), Weekly VRDNs (Polycom-Huntsman,
                              Inc.)/(Bank of America N.A. LOC)                          5,000,000
       10,100,000             Lake Charles, LA Harbor & Terminal District,
                              (Series 2000), Weekly VRDNs
                              (ConocoPhillips)/(Bank One N.A. (Chicago), LOC)           10,100,000
       2,165,000     2,3      Louisiana HFA, Trust Receipts, (Series 1999
                              FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische
                              Hypotheken-und Vereinsbank AG LIQ)                        2,165,000
       7,000,000              Louisiana Public Facilities Authority, (Series
                              2002), Weekly VRDNs (Air Products & Chemicals,
                              Inc.)                                                     7,000,000
                              Total                                                     28,265,000
                              Maine--0.5%
       3,000,000              Biddeford, ME Weekly VRDNs, (DK Associates &
                              Volk Packaging)/(Comerica Bank LOC)                       3,000,000
       1,950,000              Biddeford, ME, (Series 2000), Weekly VRDNs
                              (Volk Packaging)/(Comerica Bank LOC)                      1,950,000
       5,730,000     2,3      Maine State Housing Authority, MERLOTS, (Series
                              2001-A108), 1.30% TOBs (Wachovia Bank N.A.
                              LIQ), Optional Tender 11/10/2004                          5,730,000
       1,405,000              Trenton, ME, (Series 1998), Weekly VRDNs
                              (Hinckley Co.)/(Key Bank, N.A. LOC)                       1,405,000
       1,565,000              Westbrook, ME Weekly VRDNs, (D & G
                              Group)/(Fleet National Bank LOC)                          1,565,000
                              Total                                                     13,650,000
                              Maryland--1.1%
       5,850,000              Maryland Industrial Development Financing
                              Authority, (Series 1999), 1.50% TOBs (Signature
                              Flight Support Corp.)/(Bayerische Landesbank
                              Girozentrale LOC), Optional Tender 12/1/2004              5,850,000
       2,495,000     2,3      Maryland State Community Development
                              Administration, (PA-629R), Weekly VRDNs
                              (Merrill Lynch & Co., Inc. LIQ)                           2,495,000
       6,190,000              Maryland State Community Development
                              Administration, (Series 1990B), Weekly VRDNs
                              (Cherry Hill Apartment Ltd.)/(Manufacturers &
                              Traders Trust Co., Buffalo, NY LOC)                       6,190,000
       8,750,000              Maryland State Community Development
                              Administration, (Series 2003E), 1.25% TOBs,
                              Mandatory Tender 12/21/2004                               8,750,000
       1,200,000     2,3      Maryland State Community Development
                              Administration, (Series 2004 FR/RI-L59J),
                              Weekly VRDNs (Lehman Brothers Holdings, Inc.
                              LIQ)                                                      1,200,000
       1,990,000     2,3      Maryland State Community Development
                              Administration, MERLOTS, (Series 2001-B2),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                     1,990,000
       4,000,000              Maryland State Economic Development Corp.,
                              (Series 2000), Weekly VRDNs (Hunter Douglas
                              Northeast, Inc.)/(Wachovia Bank N.A. LOC)                 4,000,000
       750,000                Maryland State Health & Higher Educational
                              Facilities Authority, (Series 2002), Weekly
                              VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank
                              LOC)                                                      750,000
       1,000,000     2,3      Northeast, MD Waste Disposal Authority,
                              (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank
                              Hessen-Thueringen, Frankfurt LIQ)                         1,000,000
                              Total                                                     32,225,000
                              Massachusetts--2.3%
       18,800,000    2,3      Commonwealth of Massachusetts, PUTTERs, (Series
                              443), Weekly VRDNs (FGIC, FSA INS), and
                              JPMorgan Chase Bank LIQs)                                 18,800,000
       8,380,000              Dover-Sherborn, MA Regional School District,
                              1.75% BANs, 11/12/2004                                    8,380,781
       7,500,000     2,3      Massachusetts Bay Transportation Authority
                              General Transportation System, MERLOTS, (Series
                              2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                              N.A. LIQ)                                                 7,500,000
       2,800,000              Massachusetts Development Finance Agency,
                              (Series 1998A), Weekly VRDNs (Shady Hill
                              School)/(Citizens Bank of Massachusetts LOC)              2,800,000
       3,260,000              Massachusetts HEFA, (Series 2004G), Weekly
                              VRDNs (Winchester Hospital)/(Fleet National
                              Bank LOC)                                                 3,260,000
       1,000,000              Massachusetts HEFA, (Series A-1), Weekly VRDNs
                              (Sherrill House)/(Comerica Bank LOC)                      1,000,000
       4,500,000              Massachusetts IFA, (Series 1997), Weekly VRDNs
                              (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)              4,500,000
       4,000,000              Massachusetts State HFA, (Series R), 1.15%
                              BANs, 5/2/2005                                            4,000,000
       14,610,000    2,3      Massachusetts Water Resources Authority, Class
                              A Certificates, (Series 2002-208), Daily VRDNs
                              (FSA INS)/(Bear Stearns Cos., Inc. LIQ)                   14,610,000
                              Total                                                     64,850,781
                              Michigan--0.7%
       14,380,000    2,3      Detroit, MI City School District, MERLOTS,
                              (Series 2000 A8), 1.25% TOBs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2004                                                14,380,000
       6,000,000     2,3      Grand Rapids & Kent County, MI Joint Building
                              Authority, (Series 2001-JPMC7), Weekly VRDNs
                              (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)           6,000,000
                              Total                                                     20,380,000
                              Minnesota--1.4%
       2,750,000              Apple Valley, MN, IDRB, (Series 1995), Weekly
                              VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC)          2,750,000
       3,000,000              Coon Rapids, MN, (Series 1999), Weekly VRDNs
                              (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank
                              Minnesota N.A. LOC)                                       3,000,000
       6,440,000     2,3      Dakota County & Washington County MN Housing &
                              Redevelopment Authority, MERLOTS, (Series J),
                              Weekly VRDNs (United States Treasury
                              COL)/(Wachovia Bank N.A. LIQ)                             6,440,000
       3,320,000              Hennepin County, MN Housing and Redevelopment
                              Authority Weekly VRDNs (Stone Arch
                              Apartments)/(Lasalle Bank, N.A. LOC)                      3,320,000
       1,800,000              Minneapolis, MN IDA, (Series 1999), Weekly
                              VRDNs (Viking Materials, Inc.)/(Wells Fargo
                              Bank Minnesota N.A. LOC)                                  1,800,000
       5,220,000     2,3      Minneapolis/St. Paul, MN Metropolitan Airports
                              Commission, (PT-735), Weekly VRDNs (FGIC
                              INS)/(BNP Paribas SA LIQ)                                 5,220,000
       1,605,000     2,3      Minneapolis/St. Paul, MN Metropolitan Airports
                              Commission, (PT-908), Weekly VRDNs (FGIC
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                      1,605,000
       8,975,000     2,3      Minnesota Public Facilities Authority,
                              (PT-1175), Weekly VRDNs (Merrill Lynch & Co.,
                              Inc. LIQ)                                                 8,975,000
       1,900,000              Northfield, MN, (Series 2003), Weekly VRDNs
                              (Summerfield Investments LLC)/(Lasalle Bank,
                              N.A. LOC)                                                 1,900,000
       1,780,000              Savage, MN, (Series 1998), Weekly VRDNs
                              (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A.
                              LOC)                                                      1,780,000
       715,000                Springfield, MN, (Series 1998), Weekly VRDNs
                              (Ochs Brick Co.)/(Wells Fargo Bank Minnesota
                              N.A. LOC)                                                 715,000
       2,250,000              White Bear Lake, MN, (Series 1999), Weekly
                              VRDNs (Taylor Corp.)/(Wells Fargo Bank
                              Minnesota N.A. LOC)                                       2,250,000
                              Total                                                     39,755,000
                              Mississippi--1.9%
       2,775,000     2,3      Mississippi Home Corp., (PT-1446), Weekly VRDNs
                              (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                2,775,000
       7,500,000              Mississippi Home Corp., (Series 2004-6), Weekly
                              VRDNs (Windsor Park Partners, LP)/(FNMA LOC)              7,500,000
       7,500,000     2,3      Mississippi Home Corp., MERLOTS, (Series 2001
                              A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank
                              N.A. LIQ)                                                 7,500,000
       3,595,000     2,3      Mississippi Home Corp., MERLOTS, (Series YYY),
                              Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)          3,595,000
       18,685,000    2,3      Mississippi Home Corp., Roaring Forks, (Series
                              2002-16), Weekly VRDNs (GNMA COL)/(Bank of New
                              York LIQ)                                                 18,685,000
       3,940,000     2,3      Mississippi Home Corp., Roaring Forks
                              Certificates, (Series 2001-14), Weekly VRDNs
                              (GNMA COL)/(Bank of New York LIQ)                         3,940,000
       9,790,000              Mississippi Regional Housing Authorithy No. II,
                              (Series 1998), 2.15% TOBs (Bradford Park
                              Apartments)/(Amsouth Bank N.A., Birmingham
                              LOC), Mandatory Tender 10/1/2005                          9,790,000
                              Total                                                     53,785,000
                              Missouri--1.6%
       2,435,000     2,3      Missouri State Housing Development Commission,
                              MERLOTS, (Series 2001-A81), Weekly VRDNs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ)                             2,435,000
       1,385,000     2,3      Missouri State Housing Development Commission,
                              MERLOTS, (Series 2000-QQQ), 1.30% TOBs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2004                                                1,385,000
       3,025,000     2,3      Missouri State Housing Development Commission,
                              MERLOTS, (Series 2001 A28), Weekly VRDNs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ)                             3,025,000
       1,000,000              St. Louis, MO IDA, (Series 1997), Weekly VRDNs
                              (Cee Kay Supply)/(Commerce Bank, N.A., Kansas
                              City LOC)                                                 1,000,000
       36,975,000    2,3      University of Missouri, Capital Project Notes,
                              (Series 2004 FR/RI-L44), Weekly VRDNs (Lehman
                              Brothers Holdings, Inc. LIQ)                              36,975,000
                              Total                                                     44,820,000
                              Montana--0.7%
       7,790,000     2,3      Montana State Board of Housing, (Series 2004
                              FR/RI-L6), Weekly VRDNs (Lehman Brothers
                              Holdings, Inc. LIQ)                                       7,790,000
       2,815,000     2,3      Montana State Board of Housing, MERLOTS,
                              (Series 2002 A19), Weekly VRDNs (Wachovia Bank
                              N.A. LIQ)                                                 2,815,000
       4,650,000     2,3      Montana State Board of Housing, PUTTERs,
                              (Series 348), Weekly VRDNs (J.P. Morgan Chase &
                              Co. LIQ)                                                  4,650,000
       6,155,000     2,3      Montana State Board of Housing, Variable
                              Certificates, (Series 2002L), Weekly VRDNs
                              (Bank of America N.A. LIQ)                                6,155,000
                              Total                                                     21,410,000
                              Multi State--8.3%
       10,823,934    2,3      ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust
                              Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle
                              Bank, N.A. LOC)                                           10,823,934
       4,485,500     2,3      BNY Municipal Certificates Trust, (Series
                              2002-BNY1), Weekly VRDNs (Bank of New York
                              LIQ)/(Bank of New York LOC)                               4,485,500
       8,800,000     2,3      Charter Mac Floater Certificates Trust I,
                              (Nat-1 Series), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Bayerische Landesbank Girozentrale,
                              Dexia Bank, Belgium, Fleet National Bank, KBC
                              Bank N.V., Landesbank Baden-Wuerttemberg,
                              Lloyds TSB Bank PLC, London and State Street
                              Bank and Trust Co. LIQs)                                  8,800,000
       6,500,000     2,3      Charter Mac Floater Certificates Trust I,
                              (Nat-2 Series), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Bayerische Landesbank Girozentrale,
                              Dexia Bank, Belgium, Fleet National Bank, KBC
                              Bank N.V., Landesbank Baden-Wuerttemberg,
                              Lloyds TSB Bank PLC, London and State Street
                              Bank and Trust Co. LIQs)                                  6,500,000
       7,000,000              Charter Mac Floater Certificates Trust I,
                              (Nat-4 Series), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Bayerische Landesbank Girozentrale,
                              Dexia Bank, Belgium, Fleet National Bank, KBC
                              Bank N.V., Landesbank Baden-Wuerttemberg,
                              Lloyds TSB Bank PLC, London and State Street
                              Bank and Trust Co. LIQs)                                  7,000,000
       35,625,000    2,3      Clipper Tax-Exempt Certificates Trust, (AMT
                              MultiState)/(Series 1999-3), Weekly VRDNs
                              (State Street Bank and Trust Co. LIQ)                     35,625,000
       38,202,000    2,3      Clipper Tax-Exempt Certificates Trust, (AMT
                              Multistate)/(Series 2002-09), Weekly VRDNs
                              (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS),
                              and State Street Bank and Trust Co. LIQs)                 38,202,000
       16,670,000    2,3      Clipper Tax-Exempt Certificates Trust,
                              (Multistate-AMT)/(Series 2003-01), Weekly VRDNs
                              (Merrill Lynch & Co., Inc. LIQ)                           16,670,000
       27,365,000    2,3      Clipper Tax-Exempt Certificates Trust,
                              (Multistate-AMT)/(Series 2003-03), Weekly VRDNs
                              (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                27,365,000
       34,261,073    2,3      Clipper Tax-Exempt Certificates Trust,
                              (Multistate-AMT)/(Series 2003-10), Weekly VRDNs
                              (GNMA COL)/(State Street Bank and Trust Co. LIQ)          34,261,073
       33,775,000    2,3      Clipper Tax-Exempt Certificates Trust,
                              (Multistate-AMT)/(Series 2004-02), Weekly VRDNs
                              (State Street Bank and Trust Co. LIQ)                     33,775,000
       1,136,691     2,3      Koch Floating Rate Trust, (Multistate
                              Non-AMT)/(Series 1998-2), Weekly VRDNs (AMBAC
                              INS)/(State Street Bank and Trust Co. LIQ)                1,136,691
       1,536,374     2,3      Koch Floating Rate Trust, (Multistate
                              Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC
                              INS)/(State Street Bank and Trust Co. LIQ)                1,536,374
       3,402,930     2,3      Koch Floating Rate Trust, (Multistate
                              Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC
                              INS)/(State Street Bank and Trust Co. LIQ)                3,402,930
       6,304,077     2,3      Koch Floating Rate Trust,(Multistate
                              Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC
                              INS)/(State Street Bank and Trust Co. LIQ)                6,304,077
                              Total                                                     235,887,579
                              Nebraska--1.0%
       3,400,000              Douglas County, NE, (Series 1997), Weekly VRDNs
                              (American Laboratories, Inc.)/(Wells Fargo Bank
                              Minnesota N.A. LOC)                                       3,400,000
       1,800,000              Douglas County, NE, (Series 2000), Weekly VRDNs
                              (Majors Plastics, Inc.)/(Wells Fargo Bank
                              Minnesota N.A. LOC)                                       1,800,000
       8,995,000              Nebraska Investment Finance Authority, (Series
                              2001 E), Weekly VRDNs (Federal Home Loan Bank
                              of Topeka LIQ)                                            8,995,000
       8,496,000              Nebraska Investment Finance Authority, (Series
                              2001 F), Weekly VRDNs (Federal Home Loan Bank
                              of Topeka LIQ)                                            8,496,000
       905,000       2,3      Nebraska Investment Finance Authority, MERLOTS,
                              (Series 2000-O), Weekly VRDNs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ)                             905,000
       5,700,000              Stanton County, NE, (Series 1998), Weekly VRDNs
                              (Nucor Corp.)                                             5,700,000
                              Total                                                     29,296,000
                              Nevada--1.4%
       12,500,000             Clark County, NV IDRB, (Series 2003A), Weekly
                              VRDNs (Southwest Gas Corp.)/(Fleet National
                              Bank LOC)                                                 12,500,000
       7,140,000              Clark County, NV, (Series 1997A), 1.50% TOBs
                              (Signature Flight Support Corp.)/(Bayerische
                              Landesbank Girozentrale LOC), Optional Tender
                              12/1/2004                                                 7,140,000
       7,535,000              Clark County, NV, (Series 1998), 1.50% TOBs
                              (Signature Flight Support Corp.)/(Bayerische
                              Landesbank Girozentrale LOC), Optional Tender
                              12/1/2004                                                 7,535,000
       13,000,000    2,3      Washoe County, NV Water Facilities Revenue,
                              (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra
                              Pacific Power Co.)/(Lehman Brothers Holdings,
                              Inc. SWP)                                                 13,000,000
                              Total                                                     40,175,000
                              New Hampshire--1.3%
       3,945,000              New Hampshire Business Finance Authority,
                              (Series 2002), Weekly VRDNs (GT Equipment
                              Technologies, Inc.)/(Fleet National Bank LOC)             3,945,000
       1,647,000              New Hampshire Business Finance Authority,
                              (Series A), Weekly VRDNs (Upper Valley
                              Press)/(Key Bank, N.A. LOC)                               1,647,000
       10,000,000             New Hampshire Business Finance Authority, PCRB
                              (Series A), 1.20% CP (New England Power Co.),
                              Mandatory Tender 11/10/2004                               10,000,000
       10,000,000             New Hampshire Business Finance Authority, PCRB
                              (Series A), 1.82% CP (New England Power Co.),
                              Mandatory Tender 1/11/2005                                10,000,000
       9,160,000              New Hampshire Higher Educational & Health
                              Facilities Authority, (Series 1997B), Weekly
                              VRDNs (RiverWoods at Exeter)/(Lasalle Bank,
                              N.A. LOC)                                                 9,160,000
       2,010,000     2,3      New Hampshire State HFA, MERLOTS, (Series 2001
                              A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)              2,010,000
       1,420,000     2,3      New Hampshire State HFA, MERLOTS, (Series
                              2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)          1,420,000
                              Total                                                     38,182,000
                              New Jersey--3.3%
       16,000,000             East Brunswick Township, NJ, 2.50% BANs,
                              1/8/2005                                                  16,022,519
       1,315,000              Lopatcong, NJ, 1.85% BANs, 4/1/2005                       1,315,908
       7,000,000              New Jersey EDA, (Series 2001), Weekly VRDNs
                              (Ocean Spray Cranberries, Inc.)/(Wachovia Bank
                              N.A. LOC)                                                 7,000,000
       20,000,000    2,3      New Jersey State, (Series 2004 FR/RI-L56J),
                              Weekly VRDNs (Lehman Brothers Holdings, Inc.
                              LIQ)                                                      20,000,000
       20,650,000             New Jersey Turnpike Authority, (Series
                              2003C-1), Weekly VRDNs (FSA INS)/(WestLB AG
                              (Guaranteed), LIQ)                                        20,650,000
       8,300,000              New Jersey Turnpike Authority, (Series
                              2003C-3), Weekly VRDNs (FSA INS)/(Dexia Credit
                              Local LIQ)                                                8,300,000
       4,900,000              Old Bridge Township, NJ Board of Education,
                              3.00% BANs, 10/13/2005                                    4,952,446
       5,422,138              Perth Amboy, NJ, 3.00% BANs, 8/5/2005                     5,474,728
       1,646,000              Union Beach, NJ, 2.00% BANs, 3/17/2005                    1,648,082
       4,886,000              Union City, NJ, 3.00% BANs, 5/18/2005                     4,919,873
       3,217,000              Willingboro Township, NJ, 3.00% BANs, 7/22/2005           3,246,160
                              Total                                                     93,529,716
                              New Mexico--1.8%
       2,165,000              Albuquerque, NM, (Series 1996), Weekly VRDNs
                              (Rose's Southwest Papers, Inc.)/(Wells Fargo
                              Bank Minnesota N.A. LOC)                                  2,165,000
       4,910,000              Albuquerque, NM, (Series 1999), Weekly VRDNs
                              (El Encanto, Inc.)/(Wells Fargo Bank Minnesota
                              N.A. LOC)                                                 4,910,000
       3,500,000              Los Lunas Village, NM, (Series 1998), Weekly
                              VRDNs (Wall Colmonoy Corp.)/(Standard Federal
                              Bank, N.A. LOC)                                           3,500,000
       10,000,000             New Mexico Mortgage Finance Authority, (Series
                              2004), 1.84% TOBs (Trinity Plus Funding Co.
                              LLC), Mandatory Tender 3/1/2005                           10,000,000
       20,000,000             New Mexico Mortgage Finance Authority, 1.84%
                              TOBs (AIG Funding, Inc.), Mandatory Tender
                              9/23/2005                                                 20,000,000
       1,470,000     2,3      New Mexico Mortgage Finance Authority, MERLOTS,
                              (Series 2001 A9), Weekly VRDNs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ)                             1,470,000
       3,820,000     2,3      New Mexico Mortgage Finance Authority, MERLOTS,
                              2001 A66, 1.30% TOBs (GNMA COL)/(Wachovia Bank
                              N.A. LIQ), Optional Tender 11/10/2004                     3,820,000
       2,535,000     2,3      New Mexico Mortgage Finance Authority, MERLOTS,
                              (Series 2000-A18), 1.30% TOBs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2004                                                2,535,000
       2,770,000     2,3      New Mexico Mortgage Finance Authority, (PT-739)
                              Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)              2,770,000
                              Total                                                     51,170,000
                              New York--4.7%
       5,907,750              Adirondack, NY Central School District, 3.00%
                              BANs, 9/14/2005                                           5,965,677
       10,246,000             Clymer, NY Central School District, 2.75% BANs,
                              6/23/2005                                                 10,307,293
       5,000,000              Commack, NY Union Free School District, 2.00%
                              BANs, 11/19/2004                                          5,001,968
       1,650,000              East Rochester, NY Housing Authority, (Series
                              2001: Daniel's Creek at Baytowne), Weekly VRDNs
                              (Seabury Associates LP)/(HSBC Bank USA LOC)               1,650,000
       14,175,000             Johnson City, NY Central School District, 3.00%
                              BANs, 6/17/2005                                           14,283,766
       2,750,000              Metropolitan Transportation Authority, NY,
                              Dedicated Tax Fund Variable Rate Bonds (Series
                              2002B), Weekly VRDNs (FSA INS)/(Dexia Credit
                              Local LIQ)                                                2,750,000
       20,000,000             New York City Trust For Cultural Resources,
                              (Series 2000), Weekly VRDNs (Manhattan School
                              of Music)/(Radian Asset Assurance
                              INS)/(Wachovia Bank N.A. LIQ),                            20,000,000
       3,000,000              New York City, NY Housing Development Corp.,
                              (Series 2003A: 2 Gold Street), Weekly VRDNs (2
                              Gold LLC)/(Fleet National Bank LOC)                       3,000,000
       335,000                New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds, (2003
                              Subseries 2-A), Daily VRDNs (Dexia Credit Local
                              LIQ)                                                      335,000
       44,300,000             New York State Local Government Assistance
                              Corp., (Series 2003A-5V), Subordinate Lien
                              Refunding Bonds Weekly VRDNs (FSA INS)/(Bank of
                              Nova Scotia, Toronto LIQ)                                 44,300,000
       10,000,000             Syracuse, NY, (Series 2004D), 2.75% RANs (Bank
                              of New York LOC), 6/30/2005                               10,066,656
       17,500,000             Waterloo, NY Central School District, 3.00%
                              BANs, 6/20/2005                                           17,646,280
                              Total                                                     135,306,640
                              North Carolina--1.5%
       3,000,000              Catawba County, NC Industrial Facilities &
                              PCFA, (Series 2001), Weekly VRDNs (McLin Creek
                              Partners LLC)/(Wachovia Bank N.A. LOC)                    3,000,000
       2,840,000     2,3      Charlotte, NC Airport, (PT-719), 1.50% TOBs
                              (MBIA Insurance Corp. INS)/(BNP Paribas SA
                              LIQ), Optional Tender 5/5/2005                            2,840,000
       4,530,000              Davie County, NC Industrial Facilties & PCFA
                              Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank
                              N.A. LOC)                                                 4,530,000
       1,000,000              Guilford County, NC Industrial Facilities &
                              PCFA, (Series 2002), Weekly VRDNs (YMCA of
                              Greensboro)/(Branch Banking & Trust Co.,
                              Winston-Salem LOC)                                        1,000,000
       7,245,000              Halifax County, NC Industrial Facilities &
                              PCFA, (Series 1993), Daily VRDNs (Westmoreland
                              LG&E)/(Dexia Credit Local LOC)                            7,245,000
       3,500,000              Montgomery County, NC Industrial Facilities &
                              PCFA, (Series 2000), Daily VRDNs (Republic
                              Services, Inc.)/(SunTrust Bank LOC)                       3,500,000
       950,000                North Carolina Capital Facilities Finance
                              Agency, (Series 2001), Weekly VRDNs (Forsyth
                              Country Day School, Inc.)/(Branch Banking &
                              Trust Co., Winston-Salem LOC)                             950,000
       3,500,000              North Carolina Capital Facilities Finance
                              Agency, (Series 2001), Weekly VRDNs (Pfeiffer
                              University)/(Wachovia Bank N.A. LOC)                      3,500,000
       1,225,000              North Carolina Capital Facilities Finance
                              Agency, (Series 2001), Weekly VRDNs (Queens
                              College)/(Bank of America N.A. LOC)                       1,225,000
       390,000                North Carolina Capital Facilities Finance
                              Agency, (Series 2002), Weekly VRDNs (Wolfpack
                              Club)/(Bank of America N.A. LOC)                          390,000
       2,795,000     2,3      North Carolina HFA, MERLOTS, (Series 2000 A37),
                              Weekly VRDNs (Wachovia Bank N.A. LIQ)                     2,795,000
       11,000,000    2,3      North Carolina State, (PT-413), 1.35% TOBs
                              (Merrill Lynch & Co., Inc. LIQ), Optional
                              Tender 4/21/2005                                          11,000,000
       240,000                Sampson County, NC Industrial Facilities &
                              PCFA, (Series 1997), Weekly VRDNs (DuBose
                              Strapping, Inc.)/(Wachovia Bank N.A. LOC)                 240,000
                              Total                                                     42,215,000
                              Ohio--2.5%
       4,000,000     2,3      ABN AMRO MuniTOPS Certificates Trust, (Ohio
                              Non-AMT)/(Series 1998-18), (Series 1998-18),
                              1.25% TOBs (Cleveland, OH Waterworks)/(FSA
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                              Optional Tender 11/3/2004                                 4,000,000
       6,000,000              Clark County, OH, (Series 2002), Weekly VRDNs
                              (Ohio Masonic Home)/(AMBAC INS)/(JPMorgan Chase
                              Bank LIQ)                                                 6,000,000
       9,000,000              Cleveland, OH Waterworks, (Series 2004-M),
                              Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)           9,000,000
       5,980,000     2,3      Cuyahoga County, OH, (PT-1966), Weekly VRDNs
                              (Antioch Towers Apartments)/(Merrill Lynch &
                              Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)            5,980,000
       3,950,000              Hamilton, OH Multi-Family Housing, (Series
                              2003A: Knollwood Crossing II Apartments),
                              Weekly VRDNs (Pedcor Investments-2003-LIX
                              LP)/(Federal Home Loan Bank of Indianapolis LOC)          3,950,000
       8,000,000              Huber Heights, OH, IDRB (Series 1999), Weekly
                              VRDNs (Paxar Corp.)/(SunTrust Bank LOC)                   8,000,000
       5,500,000              Medina County, OH, (Series 1998), Weekly VRDNs
                              (Mack Industries, Inc.)/(Huntington National
                              Bank, Columbus, OH LOC)                                   5,500,000
       2,300,000     2,3      Ohio HFA, MERLOTS, (Series 2001-A78), Weekly
                              VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)                 2,300,000
       4,465,000     2,3      Ohio HFA, Variable Rate Certificates, (Series
                              2001-I), Weekly VRDNs (GNMA COL)/(Bank of
                              America N.A. LIQ)                                         4,465,000
       5,525,000     2,3      Ohio State Building Authority, (Series 2002),
                              FR/RI-L39J Weekly VRDNs (Lehman Brothers
                              Holdings, Inc. LIQ)                                       5,525,000
       1,270,000              Ohio State Water Development Authority
                              Pollution Control Facilities, (Series 2002),
                              Weekly VRDNs (PPG Industries, Inc.)                       1,270,000
       4,000,000              Ohio State Water Development Authority, (Series
                              2002), Weekly VRDNs (PEL Technologies LLC)/(Key
                              Bank, N.A. LOC)                                           4,000,000
       1,800,000              Ohio Waste Development Authority Solid Waste,
                              (Series 2001), Daily VRDNs (BP Products North
                              America, Inc.)/(BP PLC GTD)                               1,800,000
       5,300,000              Ohio Waste Development Authority Solid Waste,
                              Refunding, (Series 2002), Daily VRDNs (BP
                              Products North America, Inc.)/(BP PLC GTD)                5,300,000
       2,000,000              Shaker Heights, OH, 1.35% BANs, 12/9/2004                 2,000,409
       2,107,600              Wapakoneta, OH, 2.20% BANs, 6/16/2005                     2,110,169
                              Total                                                     71,200,578
                              Oklahoma--0.9%
       6,000,000              Broken Arrow, OK EDA Weekly VRDNs (Blue Bell
                              Creameries)/(JPMorgan Chase Bank LOC)                     6,000,000
       12,700,000    2,3      Clipper Tax-Exempt Certificates Trust,
                              (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs
                              (Oklahoma HFA)/(GNMA COL)/(State Street Bank
                              and Trust Co. LIQ)                                        12,700,000
       6,000,000              Oklahoma Development Finance Authority, (Series
                              2003), 1.35% TOBs (ConocoPhillips
                              Co.)/(ConocoPhillips GTD), Optional Tender
                              12/1/2004                                                 6,000,000
                              Total                                                     24,700,000
                              Oregon--1.6%
       27,550,000             Oregon State Housing and Community Services
                              Department, (Series P), 1.25% TOBs, Mandatory
                              Tender 1/6/2005                                           27,550,000
       8,500,000              Port of Morrow, OR, (Series 2001A), Weekly
                              VRDNs (Threemile Canyon Farms LLC)/(Key Bank,
                              N.A. LOC)                                                 8,500,000
       10,000,000             Port of Morrow, OR, (Series 2001C), Weekly
                              VRDNs (Threemile Canyon Farms LLC)/(Key Bank,
                              N.A. LOC)                                                 10,000,000
                              Total                                                     46,050,000
                              Pennsylvania--3.4%
       1,000,000              Chester County, PA IDA, (Series 2000A), Weekly
                              VRDNs (Innovative Solutions and Support,
                              Inc.)/(PNC Bank, N.A. LOC)                                1,000,000
       8,000,000              Erie, PA City School District, 2.75% TRANs,
                              6/30/2005                                                 8,050,323
       1,667,000              Northampton County, PA IDA, (Series 1997),
                              Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A.
                              LOC)                                                      1,667,000
       1,000,000              Pennsylvania EDFA Weekly VRDNs (Cyrogenics,
                              Inc.)/(PNC Bank, N.A. LOC)                                1,000,000
       25,000,000             Pennsylvania State Higher Education Assistance
                              Agency, (Series 1997A), Weekly VRDNs (AMBAC
                              INS)/(Dexia Bank, Belgium LIQ)                            25,000,000
       20,300,000             Pennsylvania State Higher Education Assistance
                              Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC
                              INS)/(Dexia Bank, Belgium LIQ)                            20,300,000
       10,000,000             Pennsylvania State Higher Education Assistance
                              Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC
                              INS)/(Dexia Bank, Belgium LIQ)                            10,000,000
       19,600,000             Pennsylvania State Higher Education Assistance
                              Agency, (Series 2002 A), Weekly VRDNs (FSA
                              INS)/(Bayerische Landesbank Girozentrale,
                              Lloyds TSB Bank PLC, London, State Street Bank
                              and Trust Co. and WestLB AG (Guaranteed), LIQs)           19,600,000
       9,500,000              Philadelphia, PA Hospitals & Higher Education
                              Facilities Authority, (Series 2003A), Daily
                              VRDNs (Children's Hospital of
                              Philadelphia)/(JPMorgan Chase Bank LIQ)                   9,500,000
                              Total                                                     96,117,323
                              Rhode Island--0.6%
       7,500,000              Lincoln, RI, 3.00% BANs, 10/12/2005                       7,580,682
       3,855,000              Rhode Island Industrial Facilities Corp.,
                              (Series 2001), Weekly VRDNs (Interplex
                              Industries, Inc.)/(Key Bank, N.A. LOC)                    3,855,000
       5,910,000              Warwick, RI Housing Authority, (Series 2001),
                              Daily VRDNs (Trafalgar East Apartments)/(Fleet
                              National Bank LOC)                                        5,910,000
                              Total                                                     17,345,682
                              South Carolina--2.1%
       20,000,000             Berkeley County, SC IDB Weekly VRDNs (Nucor
                              Corp.)                                                    20,000,000
       25,000                 Berkeley County, SC IDB, (Series 1989), Weekly
                              VRDNs (W.W. Williams Co.)/(Bank One N.A.
                              (Columbus), LOC)                                          25,000
       19,000,000             Berkeley County, SC IDB, (Series 1996A), Weekly
                              VRDNs (Nucor Corp.)                                       19,000,000
       500,000                Berkeley County, SC IDB, (Series 1997), Weekly
                              VRDNs (Nucor Corp.)                                       500,000
       13,000,000             Berkeley County, SC IDB, (Series 1998), Weekly
                              VRDNs (Nucor Corp.)                                       13,000,000
       2,140,000              South Carolina Jobs-EDA Weekly VRDNs (Boozer
                              Lumber Co.)/(SouthTrust Bank of Alabama,
                              Birmingham LOC)                                           2,140,000
       250,000                South Carolina Jobs-EDA, (Series 1990), Weekly
                              VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)          250,000
       450,000                South Carolina Jobs-EDA, (Series 1990), Weekly
                              VRDNs (Old Claussen's Bakery)/(Wachovia Bank
                              N.A. LOC)                                                 450,000
       250,000                South Carolina Jobs-EDA, (Series 1990), Weekly
                              VRDNs (Rice Street Association)/(Wachovia Bank
                              N.A. LOC)                                                 250,000
       3,700,000              South Carolina Jobs-EDA, (Series 1996), Weekly
                              VRDNs (PVC Container Corp. Project)/(PNC Bank,
                              N.A. LOC)                                                 3,700,000
       2,000,000              York County, SC IDA, (Series1989), Weekly VRDNs
                              (Sediver Inc.)/(BNP Paribas SA LOC)                       2,000,000
                              Total                                                     61,315,000
                              South Dakota--0.2%
       5,000,000              South Dakota Housing Development Authority,
                              (2003 Series F), Weekly VRDNs (Landesbank
                              Hessen-Thueringen, Frankfurt LIQ)                         5,000,000
                              Tennessee--0.6%
       1,000,000              Cheatham County, TN IDB, (Series 1997B), Weekly
                              VRDNs (Triton Boat Co.)/(Amsouth Bank N.A.,
                              Birmingham LOC)                                           1,000,000
       3,000,000              Jackson, TN IDB, Solid Waste Facility Bonds,
                              (Series 1995), Weekly VRDNs (Florida Steel
                              Corp.)/(Bank of America N.A. LOC)                         3,000,000
       950,000                Knox County, TN IDB, (Series 1996), Weekly
                              VRDNs (Health Ventures, Inc.)/(SunTrust Bank
                              LOC)                                                      950,000
       9,505,000              Shelby County, TN Health Education & Housing
                              Facilities Board, (Series 1988), Weekly VRDNs
                              (Arbor Lake Project)/(PNC Bank, N.A. LOC)                 9,505,000
       300,000                South Pittsburg, TN IDB, (Series 1996), Weekly
                              VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank
                              LOC)                                                      300,000
       2,520,000              Tullahoma, TN IDB, (Series 1995), Weekly VRDNs
                              (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)            2,520,000
                              Total                                                     17,275,000
                              Texas--13.5%
       12,000,000    2,3      Austin, TX Airport System, MERLOTS, (Series
                              2000J), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                             12,000,000
       14,925,000    2,3      Austin, TX Housing Finance Corp., (PT-1348),
                              Weekly VRDNs (Blunn Creek Apartments)/(Merrill
                              Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,
                              Inc. LOC)                                                 14,925,000
       5,000,000     2,3      Austin, TX, MERLOTS, (Series 2000-A26), 1.30%
                              TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank
                              N.A. LIQ), Optional Tender 11/10/2004                     5,000,000
       5,200,000              Brazos Harbor, TX IDC, (Series 2003), 1.80%
                              TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD),
                              Optional Tender 8/1/2005                                  5,200,000
       15,125,000             Brazos River Authority, TX, (Series 2001 D-1),
                              Weekly VRDNs (TXU Energy)/(Credit Suisse First
                              Boston LOC)                                               15,125,000
       17,298,000             Brazos River Authority, TX, (Series 2001 D-2),
                              Weekly VRDNs (TXU Energy)/(JPMorgan Chase Bank
                              LOC)                                                      17,298,000
       1,200,000              Brazos River Authority, TX, (Series 2002A),
                              Weekly VRDNs (TXU Energy)/(Citibank NA, New
                              York LOC)                                                 1,200,000
       5,910,000              Colorado County, TX IDC, (Series 2000), Weekly
                              VRDNs (Great Southern Wood, Inc.)/(SouthTrust
                              Bank of Alabama, Birmingham LOC)                          5,910,000
       9,000,000     2,3      Dallas-Fort Worth, TX International Airport,
                              (PA-1061), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                      9,000,000
       3,915,000     2,3      Dallas-Fort Worth, TX International Airport,
                              (PT-738), Weekly VRDNs (FGIC INS)/(Danske Bank
                              A/S LIQ)                                                  3,915,000
       3,185,000     2,3      Dallas-Fort Worth, TX International Airport,
                              MERLOTS, (Series 2002-A13), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                             3,185,000
       4,995,000     2,3      Dallas-Fort Worth, TX International Airport,
                              PUTTERs, (Series 354), Weekly VRDNs (FSA
                              INS)/(JPMorgan Chase Bank LIQ)                            4,995,000
       7,150,000     2,3      Dallas-Fort Worth, TX International Airport,
                              PUTTERs, (Series 350), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(JPMorgan Chase Bank LIQ)            7,150,000
       3,000,000     2,3      Dallas-Fort Worth, TX International Airport,
                              ROCs (Series 268), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                 3,000,000
       21,650,000    2,3      Dallas-Fort Worth, TX International Airport,
                              Roaring Forks, (Series 2003-4), Weekly VRDNs
                              (FSA, MBIA Insurance Corp. INS), and Bank of
                              New York LIQs)                                            21,650,000
       3,225,000     2,3      El Paso, TX Housing Finance Corp., MERLOTS,
                              (Series 2001 A-40), 1.30% TOBs (GNMA
                              COL)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/10/2004                                                3,225,000
       14,800,000             Gulf Coast, TX IDA, Marine Terminal Revenue
                              Bonds, (Series 1993), Daily VRDNs (BP Amoco
                              Corp)                                                     14,800,000
       21,000,000             Gulf Coast, TX Waste Disposal Authority Daily
                              VRDNs (BP Amoco Corp)                                     21,000,000
       27,500,000             Gulf Coast, TX Waste Disposal Authority,
                              (Series 1993), Daily VRDNs (BP Amoco Corp.)               27,500,000
       25,000,000             Gulf Coast, TX Waste Disposal Authority,
                              (Series 1994), Daily VRDNs (BP Amoco Corp.)               25,000,000
       20,950,000             Gulf Coast, TX Waste Disposal Authority,
                              (Series 1994), Daily VRDNs (BP Amoco Corp.)               20,950,000
       11,900,000             Gulf Coast, TX Waste Disposal Authority,
                              (Series 1997), Daily VRDNs (BP Amoco Corp.)               11,900,000
       3,400,000              Gulf Coast, TX Waste Disposal Authority,
                              (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP
                              PLC GTD)                                                  3,400,000
       8,000,000              Gulf Coast, TX Waste Disposal Authority, Solid
                              Waste Disposal Revenue Bonds, (Series 1999),
                              Weekly VRDNs (Air Products LP)/(Air Products &
                              Chemicals, Inc. GTD)                                      8,000,000
       3,100,000              Harris County, TX HFDC, (Series 2002), Daily
                              VRDNs (Methodist Hospital, Harris County, TX)             3,100,000
       4,449,000     2,3      Harris County, TX HFDC, Roaring Forks
                              Certificates, (Series 2001-13), Weekly VRDNs
                              (GNMA COL)/(Bank of New York LIQ)                         4,449,000
       9,585,000     2,3      Houston, TX Airport System, MERLOTS, (Series
                              2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank
                              N.A. LIQ)                                                 9,585,000
       13,460,000    2,3      Houston, TX, (Series 2004 FR/RI-L41), Weekly
                              VRDNs (Lehman Brothers Holdings, Inc. LIQ)                13,460,000
       3,500,000              Lower Neches Valley Authority, TX, (Series
                              2003), Weekly VRDNs (Onyx Environmental
                              Services LLC)/(Fleet National Bank LOC)                   3,500,000
       15,000,000             Port Arthur Navigation District, TX IDC,
                              (Series 2001), Weekly VRDNs (Air Products &
                              Chemicals, Inc.)                                          15,000,000
       3,475,000              Saginaw, TX IDA, (Series 1998), Weekly VRDNs
                              (Glad Investing Partners Ltd.)/(Bank One N.A.
                              (Chicago), LOC)                                           3,475,000
       6,310,000     2,3      San Antonio, TX Electric & Gas System, MERLOTS,
                              (Series 2002-A53), 1.75% TOBs (FSA
                              INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                              7/20/2005                                                 6,310,000
       7,000,000     2,3      San Antonio, TX Independent School District,
                              (PT-1184), Weekly VRDNs (Texas Permanent School
                              Fund Guarantee Program GTD)/(Merrill Lynch &
                              Co., Inc. LIQ)                                            7,000,000
       2,425,000     2,3      Tarrant County, TX Housing Finance Corp.,
                              (PT-2044), Weekly VRDNs (Hulen Bend Seniors
                              Apartments)/(Merrill Lynch & Co., Inc.
                              LIQ)/(Merrill Lynch & Co., Inc. LOC)                      2,425,000
       6,500,000              Texas State Department of Housing & Community
                              Affairs, (Series 2004F), 1.95% TOBs, Mandatory
                              Tender 8/31/2005                                          6,500,000
       9,169,000     2,3      Texas State Department of Housing & Community
                              Affairs, Clippers, (Series 2001-1), 1.65% TOBs
                              (GNMA COL)/(State Street Bank and Trust Co.
                              LIQ), Optional Tender 3/10/2005                           9,169,000
       2,295,000     2,3      Texas State Department of Housing & Community
                              Affairs, Variable Certificates, (Series 2001A),
                              Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank
                              of America N.A. LIQ)                                      2,295,000
       30,000,000             Texas State, (Series 2004), 3.00% TRANs,
                              8/31/2005                                                 30,342,930
       3,850,000              Waxahachie, TX IDA, (Series 1998), Weekly VRDNs
                              (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)            3,850,000
                              Total                                                     385,788,930
                              Utah--0.1%
       1,500,000              West Jordan, UT, (Series 1999), Weekly VRDNs
                              (Penco Products, Inc.)/(Key Bank, N.A. LOC)               1,500,000
                              Vermont--0.4%
       6,785,000     2,3      Vermont HFA, MERLOTS, (Series 2001-A49), 1.30%
                              TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                              Optional Tender 11/10/2004                                6,785,000
       5,995,000     2,3      Vermont HFA, MERLOTS, (Series 2001-A91), 1.30%
                              TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                              Optional Tender 11/10/2004                                5,995,000
                              Total                                                     12,780,000
                              Virginia--3.0%
       2,000,000              Campbell County, VA IDA Weekly VRDNs
                              (Georgia-Pacific Corp.)/(Bank of America N.A.
                              LOC)                                                      2,000,000
       42,515,000             Fairfax County, VA IDA, (Series 2000), Weekly
                              VRDNs (Inova Health System)                               42,515,000
       8,000,000              Halifax, VA IDA, MMMs, PCRB, (Series 1992),
                              1.80% CP (Virginia Electric & Power Co.),
                              Mandatory Tender 1/14/2005                                8,000,000
       10,000,000             Halifax, VA IDA, MMMs, PCRB, (Series 1992),
                              1.85% CP (Virginia Electric & Power Co.),
                              Mandatory Tender 11/12/2004                               10,000,000
       5,000,000     2,3      Harrisonburg, VA Redevelopment & Housing
                              Authority, (PT-485), 1.70% TOBs (Rolling Brook
                              Village Apartments)/(FHLMC GTD)/(FHLMC LIQ),
                              Optional Tender 9/8/2005                                  5,000,000
       4,500,000              Newport News, VA Redevelopment & Housing
                              Authority, (Series 2001A), Weekly VRDNs
                              (Admiral Pointe Apartments)/(SunTrust Bank LOC)           4,500,000
       4,630,000              Portsmouth, VA Redevelopment and Housing
                              Authority, (Series 2000), Weekly VRDNs
                              (Yorkshire Square Townhouse
                              Apartments)/(SunTrust Bank LOC)                           4,630,000
       6,500,000     2,3      Virginia Port Authority, MERLOTS, (Series
                              1997M), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                             6,500,000
       3,000,000              Winchester, VA IDA, (Series 2001), Weekly VRDNs
                              (Northwood Manufacturing)/(Wachovia Bank N.A.
                              LOC)                                                      3,000,000
                              Total                                                     86,145,000
                              Washington--3.3%
       6,990,000     2,3      Chelan County, WA Public Utility District No.
                              1, MERLOTS, (Series 2001-B1), Weekly VRDNs
                              (Chelan Hydro Consolidated System)/(MBIA
                              Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)             6,990,000
       8,450,000              Energy Northwest, WA, Electric Revenue Bonds,
                              (Series 2003-E: Project No. 3), Weekly VRDNs
                              (JPMorgan Chase Bank LOC)                                 8,450,000
       5,233,000     2,3      Energy Northwest, WA, Piper Certificates,
                              (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of
                              New York LIQ)                                             5,233,000
       9,000,000              Pierce County, WA Economic Development Corp.,
                              (Series 1995), Weekly VRDNs (Simpson-Tacoma
                              Kraft Co.)/(Bank of America N.A. LOC)                     9,000,000
       5,205,000              Port of Pasco, WA Economic Development Corp,,
                              (Series 1996), Weekly VRDNs (Douglas Fruit
                              Company, Inc.)/(U.S. Bank, N.A. LOC)                      5,205,000
       2,495,000     2,3      Port of Seattle, WA, (PT-720), Weekly VRDNs
                              (FGIC INS)/(BNP Paribas SA LIQ)                           2,495,000
       4,450,000     2,3      Port of Seattle, WA, (PT-728) Weekly VRDNs
                              (FGIC INS)/(BNP Paribas SA LIQ)                           4,450,000
       4,320,000     2,3      Port of Seattle, WA, (PT-850), 1.66% TOBs (MBIA
                              Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                              LIQ), Optional Tender 8/18/2005                           4,320,000
       3,540,000     2,3      Port of Seattle, WA, (PT-1718), Weekly VRDNs
                              (FGIC INS)/(WestLB AG (GTD), LIQ)                         3,540,000
       8,600,000     2,3      Port of Seattle, WA, (PT-1780), Weekly VRDNs
                              (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                8,600,000
       7,760,000     2,3      Port of Seattle, WA, MERLOTS, (Series
                              2001-A53), 1.30% TOBs (MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                              11/18/2004                                                7,760,000
       2,420,000              Seattle, WA Housing Authority, (Series 2002:
                              New Holly Project Phase III), Weekly VRDNs
                              (Desdemona LP)/(Key Bank, N.A. LOC)                       2,420,000
       8,550,000              Seattle, WA Housing Authority, (Series 2003),
                              Weekly VRDNs (High Point North LP)/(Bank of
                              America N.A. LOC)                                         8,550,000
       11,810,000    2,3      Spokane, WA Public Facilities District,
                              MERLOTS, (Series 2001-A111), 1.30% TOBs (MBIA
                              Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                              Optional Tender 11/10/2004                                11,810,000
       5,350,000              Washington State Housing Finance Commission,
                              (Series 2002A), Weekly VRDNs (Alderwood Court
                              Associates LP)/(FNMA LOC)                                 5,350,000
                              Total                                                     94,173,000
                              West Virginia--0.6%
       1,510,000              Berkeley County, WV County Commission, (Series
                              1994), Weekly VRDNs (Brentwood Industries,
                              Inc.)/(Wachovia Bank N.A. LOC)                            1,510,000
       9,000,000              Grant County, WV County Commission, PCRB,
                              (Series 1994), 1.40% CP (Virginia Electric &
                              Power Co.), Mandatory Tender 11/18/2004                   9,000,000
       1,500,000              Grant County, WV County Commission, PCRB,
                              (Series 1994), 1.87% CP (Virginia Electric &
                              Power Co.), Mandatory Tender 1/18/2005                    1,500,000
       4,850,000     2,3      South Charleston, WV, PT-1637 Weekly VRDNs
                              (Southmoor Apartments)/(Merrill Lynch & Co.,
                              Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                 4,850,000
                              Total                                                     16,860,000
                              Wisconsin--0.5%
       1,000,000              Grand Chute, WI, (Series 2000A), Weekly VRDNs
                              (Pacon Corp.)/(U.S. Bank, N.A. LOC)                       1,000,000
       2,430,000              Hartford, WI, (Series 2000), Weekly VRDNs
                              (Advance Bag, Inc.)/(Marshall & Ilsley Bank,
                              Milwaukee LOC)                                            2,430,000
       6,000,000              Mequon-Thiensville, WI School District, 2.50%
                              TRANs, 9/9/2005                                           6,040,316
       2,300,000              Milwaukee, WI, (Series 1997), 1.50% TOBs
                              (Signature Flight Support Corp.)/(Bayerische
                              Landesbank Girozentrale LOC), Optional Tender
                              12/1/2004                                                 2,300,000
       1,000,000              New Berlin, WI, (Series 1997A), Weekly VRDNs
                              (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank
                              One N.A. (Chicago), LOC)                                  1,000,000
       3,080,000              Sussex, WI IDB, (Series 2000), Weekly VRDNs
                              (Sharp Packaging Systems, Inc.)/(Marshall &
                              Ilsley Bank, Milwaukee LOC)                               3,080,000
                              Total                                                     15,850,316
                              Total Investments---99.6% (at amortized cost)4            2,844,783,155
                              other assets and liabilities---net--0.4%                   10,803,313
                              total net assets---100%                            $      2,855,586,468

       Securities that are subject to the federal alternative minimum tax
       (AMT), represent 66.1% of the portfolio as calculated based on total portfolio market value.

       The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical

1    rating organizations (NRSROs), or unrated securities of comparable quality.
     An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or
     F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality), are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality), are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At October 31, 2004, the portfolio securities were rated as follows:
       Tier Rating Percentages Based on Total Market Value (unaudited)
                       First Tier          Second Tier
                       97.31%              2.69%

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $1,130,035,570 which represents 39.6% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria  approved by the Fund's Board
     of  Trustees.   At  October  31,  2004,   these   securities   amounted  to
     $1,130,035,570 which represents 39.6% of total net assets.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance, Inc.
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
IFA         --Industrial Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs        --Money Market Municipals
PCFA        --Pollution Control Finance Authority
PCRB        --Pollution Control Revenue Bond
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SFM         --Single Family Mortgage
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes




















Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

       Principal
       Amount                                                                                 Value
                                     Asset-Backed Securities--2.3%
                                     Finance - Automotive--1.7%
$      25,911,757                    DaimlerChrysler Auto Trust 2004-B, Class
                                     A1, 1.720%, 8/8/2005                              $      25,911,757
       19,674,657                    Household Automotive Trust 2004-1, Class
                                     A1, 1.693%, 7/18/2005                                    19,674,657
       40,000,000                    Nissan Auto Lease Trust 2004-A, Class A1,
                                     2.105%, 10/17/2005                                       40,000,000
       24,721,075                    USAA Auto Owner Trust 2004-2, Class A1,
                                     1.660%, 7/15/2005                                        24,721,075
       1,836,091                     WFS Financial Owner Trust 2004-2, Class
                                     A1, 1.166%, 5/20/2005                                    1,836,091
       39,000,000                    WFS Financial Owner Trust 2004-4, Class
                                     A1, 2.087%, 11/17/2005                                   39,000,000
                                     Total                                                    151,143,580
                                     Finance - Equipment--0.2%
       17,274,302                    CIT Equipment Collateral 2004-DFS, Class
                                     A1, 2.095%, 10/20/2005                                   17,274,302
                                     Insurance--0.4%
       4,218,975                     Long Beach Acceptance Auto Receivables
                                     Trust 2004-B, Class A1, (Insured by
                                     Financial Security Assurance, Inc.),
                                     1.576%, 7/15/2005                                        4,218,164
       14,559,593                    Onyx Acceptance Auto Owner Trust 2004-B,
                                     Class A1, (Insured by XL Capital Assurance
                                     Inc.), 1.404%, 6/15/2005                                 14,559,593
       17,992,297                    Onyx Acceptance Auto Owner Trust 2004-C,
                                     Class A1, (Insured by XL Capital Assurance
                                     Inc.), 1.828%, 9/15/2005                                 17,992,297
                                     Total                                                    36,770,054
                                     Total Asset-Backed Securities                            205,187,936
                                     Certificates Of Deposit--7.0%
                                     Banking--7.0%
       88,000,000                    Calyon, Paris, 1.225% - 1.620%, 11/15/2004
                                     - 12/31/2004                                             88,004,277
       26,000,000                    Credit Suisse First Boston, 2.100%,
                                     3/29/2005                                                26,000,000
       147,000,000                   Deutsche Bank AG, 1.250%, 12/29/2004                     147,008,929
       32,000,000                    Fifth Third Bank, Cincinnati, 1.225%,
                                     3/18/2005                                                31,998,797
       20,000,000                    Regions Bank, Alabama, 1.270%, 1/14/2005                 20,000,000
       65,000,000                    Royal Bank of Canada, Montreal, 1.400% -
                                     1.455%, 11/12/2004 - 2/8/2005                            64,999,819
       100,000,000                   Royal Bank of Scotland PLC, Edinburgh,
                                     1.390%, 2/2/2005                                         99,997,453
       21,000,000                    State Street Bank and Trust Co., 1.330%,
                                     1/11/2005                                                21,000,000
       25,000,000                    SunTrust Bank, 1.250%, 12/7/2004                         25,000,000
       20,000,000                    Svenska Handelsbanken, Stockholm, 1.130%,
                                     12/30/2004                                               20,000,641
       75,000,000                    U.S. Bank, NA, 1.170% - 1.280%, 11/15/2004
                                     - 2/23/2005                                              74,997,664
                                     Total certificates of deposit                            619,007,580
                                     Collateralized Loan Agreements--8.6%
                                     Banking--1.1%
       100,000,000                   CDC Financial Products, Inc., 1.975%,
                                     11/1/2004                                                100,000,000
                                     Brokerage--7.5%
       220,000,000                   Citigroup Global Markets Inc., 1.945% -
                                     1.975%, 11/1/2004                                        220,000,000
       250,000,000                   Goldman Sachs Group, Inc., 2.025% -
                                     2.425%, 11/1/2004 - 4/25/2005                            250,000,000
       200,000,000                   Merrill Lynch & Co., Inc., 2.025%,
                                     11/1/2004                                                200,000,000
                                     Total                                                    670,000,000
                                     Total Collateralized Loan Agreements                     770,000,000
                                     Commercial Paper--19.0%1
                                     Banking--5.7%
       125,000,000                   Bank of America Corp., 2.040% - 2.140%,
                                     2/4/2005 - 4/6/2005                                      124,035,333
       50,000,000         2,3        Blue Spice LLC, (Deutsche Bank AG Swap
                                     Agreement), 1.960%, 1/21/2005                            49,779,500
       50,000,000         2,3        Fountain Square Commercial Funding Corp.,
                                     1.670%, 11/18/2004                                       49,960,569
       109,000,000                   KBC Financial Products International Ltd.,
                                     (Guaranteed by KBC Bank N.V.), 1.790%,
                                     11/16/2004                                               108,918,704
       20,824,000         2,3        Long Lane Master Trust IV, (Fleet National
                                     Bank Swap Agreement), 1.850%, 11/16/2004                 20,807,948
       15,000,000                    Louis Dreyfus Corp., (Barclays Bank PLC
                                     LOC), 1.850%, 11/15/2004                                 14,989,208
       140,000,000        2,3        Picaros Funding LLC, (Guaranteed by KBC
                                     Bank N.V.), 1.890% - 2.130%, 12/1/2004 -
                                     4/4/2005                                                 139,235,100
                                     Total                                                    507,726,362
                                     Finance - Automotive--3.9%
       160,000,000                   FCAR Auto Loan Trust, A1+/P1 Series,
                                     1.620% - 2.000%, 11/15/2004 - 3/2/2005                   159,833,778
       95,000,000                    New Center Asset Trust, A1+/P1 Series,
                                     1.870%, 2/7/2005                                         94,516,397
       94,100,000                    New Center Asset Trust, A1/P1 Series,
                                     1.690% - 2.112%, 12/6/2004 - 3/21/2005                   93,714,239
                                     Total                                                    348,064,414
                                     Finance - Commercial--2.0%
       125,000,000                   CIT Group, Inc., 2.030% - 2.150%,
                                     1/31/2005 - 4/11/2005                                    124,087,019
       54,000,000                    General Electric Capital Corp., 1.990%,
                                     3/9/2005                                                 53,617,920
                                     Total                                                    177,704,939
                                     Finance - Retail--2.7%
       65,000,000         2,3        PREFCO-Preferred Receivables Funding Co.,
                                     1.710%, 12/10/2004                                       64,879,588
       172,000,000        2,3        Paradigm Funding LLC, 1.790% - 2.110%,
                                     1/10/2005 - 3/30/2005                                    171,136,229
                                     Total                                                    236,015,817
                                     Finance - Securities--3.9%
       25,000,000         2,3        Galaxy Funding Inc., 1.610% - 1.620%,
                                     11/8/2004 - 11/9/2004                                    24,991,516
       162,500,000        2,3        Georgetown Funding Co. LLC, 1.820% -
                                     1.960%, 11/4/2004 - 12/28/2004                           162,226,675
       68,500,000         2,3        Grampian Funding LLC, 1.710%, 12/22/2004                 68,334,059
       80,000,000         2,3        Perry Global Funding LLC Series A, 2.020%,
                                     1/13/2005                                                79,672,311
       12,000,000         2,3        Sigma Finance, Inc., (Guaranteed by Sigma
                                     Finance Corp.), 1.990%, 3/11/2005                        11,913,767
                                     Total                                                    347,138,328
                                     Telecommunications--0.8%
       75,000,000                    BellSouth Corp., 1.820% - 1.970%,
                                     11/9/2004 - 12/7/2004                                    74,891,389
                                     Total Commercial Paper                                   1,691,541,249
                                     Corporate Bonds--0.4%
                                     Banking--0.2%
       20,000,000                    Citigroup, Inc., 1.830%, 9/1/2005                        20,013,334
                                     Finance - Retail--0.2%
       13,600,000                    Wells Fargo Financial, Inc., 1.970%,
                                     9/12/2005                                                13,614,974
                                     Total Corporate Bonds                                    33,628,308
                                     Corporate Notes--2.1%
                                     Brokerage--1.1%
       100,000,000                   Goldman Sachs & Co., 2.060%, 3/10/2005                   100,000,000
                                     Finance - Securities--0.6%
       12,000,000         2,3        Beta Finance, Inc., (Guaranteed by Beta
                                     Finance Corp.), 1.570%, 4/20/2005                        12,000,000
       37,000,000         2,3        K2 (USA) LLC, (Guaranteed by K2 Corp.),
                                     1.310%, 2/28/2005                                        36,998,804
                                     Total                                                    48,998,804
                                     Food & Beverage--0.2%
       20,000,000         2,3        McDonald's Corp., 4.545%, 3/7/2005                       20,212,538
                                     Pharmaceuticals and Healthcare--0.2%
       20,000,000         2,3        Merck & Co., Inc., 4.484%, 2/22/2005                     20,196,632
                                     Total Corporate Notes                                    189,407,974
                                     Government Agencies--4.7%
                                     Government Agency--4.7%
       155,000,000                   Federal Home Loan Bank System, 1.300% -
                                     1.600%, 2/28/2005 - 5/16/2005                            155,000,000
       111,000,000                   Federal Home Loan Mortgage Corp., 1.665% -
                                     3.875%, 2/15/2005 - 11/7/2005                            111,108,385
       150,000,000                   Federal National Mortgage Association,
                                     1.360%, 2/15/2005                                        150,000,000
                                     Total government agencies                                416,108,385
                                     Loan Participations--1.4%
                                     Aerospace / Auto--0.2%
       20,000,000                    Johnson Controls, Inc., 1.870%, 4/1/2005                 20,000,000
                                     Chemicals--0.8%
       69,500,000                    DuPont Teijin Films U.K. Ltd., (Guaranteed
                                     by Du Pont (E.I.) de Nemours & Co.),
                                     1.200% - 2.110%, 11/30/2004 - 12/29/2004                 69,500,000
                                     Electrical Equipment--0.4%
       32,000,000                    Mt. Vernon Phenol Plant Partnership,
                                     (Guaranteed by General Electric Co.),
                                     1.910%, 5/19/2005                                        32,000,000
                                     Total Loan Participations                                121,500,000
                                     Notes - Variable--39.7%4
                                     Banking--21.0%
       4,655,000                     1700 Financial Group, Inc., Series 2002,
                                     (Regions Bank, Alabama LOC), 2.060%,
                                     11/4/2004                                                4,655,000
       5,160,000                     35 N. Fourth Street Ltd., Series 2000,
                                     (Huntington National Bank, Columbus, OH
                                     LOC), 2.180%, 11/4/2004                                  5,160,000
       4,557,000                     Aaron Oil Co., Inc., (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       4,557,000
       6,505,000                     Acton Realty Investors LLP, (Amsouth Bank
                                     N.A., Birmingham LOC), 2.090%, 11/4/2004                 6,505,000
       2,660,000                     Alabama State IDA, (Regions Bank, Alabama
                                     LOC), 2.020%, 11/4/2004                                  2,660,000
       2,000,000                     Albuquerque, NM, Series 1997 El Canto,
                                     Inc., (Wells Fargo Bank Minnesota N.A.
                                     LOC), 2.00%, 11/4/2004                                   2,000,000
       1,165,000                     Alder Creek Properties LLC, (Key Bank,
                                     N.A. LOC), 1.960%, 11/4/2004                             1,165,000
       3,780,000                     American Custom Yachts, Inc., (Amsouth
                                     Bank N.A., Birmingham LOC), 2.090%,
                                     11/4/2004                                                3,780,000
       8,800,000                     American Health Centers, Inc., Series
                                     2004, (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        8,800,000
       8,125,000                     Anchor Holdings LLC, Series 2000, (U.S.
                                     Bank, N.A. LOC), 1.960%, 11/4/2004                       8,125,000
       5,415,000                     B & H Holdings LLC, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       5,415,000
       10,040,000                    Badger Mining Corp., (U.S. Bank, N.A.
                                     LOC), 1.930%, 11/3/2004                                  10,040,000
       3,775,000                     Baldwin County Sewer Service LLC, Series
                                     2003, (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        3,775,000
       25,000,000         2,3        Bank of New York Co., Inc., 1.971%,
                                     11/29/2004                                               25,000,000
       2,700,000                     Barker Property Management LLC, (Series
                                     1998), (Wachovia Bank N.A. LOC), 2.000%,
                                     11/3/2004                                                2,700,000
       10,305,000                    Barton Healthcare LLC, (Bank One N.A.
                                     (Chicago) LOC), 1.870%, 11/3/2004                        10,305,000
       25,630,000                    Battle Creek, MI Downtown Development
                                     Authority, Series 2004, (AMBAC INS),
                                     2.01%, 11/3/2004                                         25,630,000
       8,045,000                     Bessemer, AL IDB, Series 2003, (Regions
                                     Bank, Alabama LOC), 1.960%, 11/11/2004                   8,045,000
       1,000,000                     Biddle Road Corp., Series 2004, (Wachovia
                                     Bank N.A. LOC), 2.010%, 11/4/2004                        1,000,000
       2,095,000                     Birmingham Fastener and Supply, Inc.,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        2,095,000
       186,500,000        2,3        Blue Heron Funding III, Inc., Series 3A,
                                     (Guaranteed by WestLB AG (Guaranteed)),
                                     1.970%, 11/29/2004                                       186,500,000
       35,000,000         2,3        Blue Heron Funding V-A Ltd., Class A-2,
                                     (Guaranteed by WestLB AG (Guaranteed)),
                                     1.970%, 11/26/2004                                       35,000,000
       3,335,000                     Boyd-Plott LLC, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       3,335,000
       5,685,000                     Briarwood LP, (Series 1999), (Bank One
                                     N.A. (Columbus) LOC), 2.060%, 11/4/2004                  5,685,000
       6,095,000                     Brownsburg Christian Church, Inc., (U.S.
                                     Bank, N.A. LOC), 2.110%, 11/4/2004                       6,095,000
       3,185,000                     Brumfield Properties, Inc., (Amsouth Bank
                                     N.A., Birmingham LOC), 2.000%, 11/4/2004                 3,185,000
       865,000                       C.W. Caldwell, Inc., Sweetbriar Assisted
                                     Living Facility, Project, (Huntington
                                     National Bank, Columbus, OH LOC), 2.180%,
                                     11/4/2004                                                865,000
       4,945,000                     CAM International LP, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       4,945,000
       6,810,000                     California Statewide Communities
                                     Development Authority, (U.S. Bank, N.A.
                                     LOC), 2.050%, 11/1/2004                                  6,810,000
       50,000,000                    Calyon, Paris, 1.793%, 11/15/2004                        49,987,714
       2,380,000                     Capital Container Properties LLC, (Regions
                                     Bank, Alabama LOC), 2.060%, 11/4/2004                    2,380,000
       5,202,000                     Capital One Funding Corp., (Bank One N.A.
                                     (Chicago) LOC), 1.870%, 11/4/2004                        5,202,000
       39,451,000                    Capital One Funding Corp., (Bank One N.A.
                                     (Columbus) LOC), 1.870%, 11/4/2004                       39,451,000
       733,000                       Capital One Funding Corp., (Series
                                     1993-A), (Bank One N.A. (Columbus) LOC),
                                     1.870%, 11/4/2004                                        733,000
       1,300,000                     Casna LP, Series 1997, (Huntington
                                     National Bank, Columbus, OH LOC), 2.180%,
                                     11/4/2004                                                1,300,000
       3,825,000                     Charapp Family Ltd., Series 2000,
                                     (Huntington National Bank, Columbus, OH
                                     LOC), 2.180%, 11/4/2004                                  3,825,000
       4,920,000                     Charles River LLC, (Harris Trust & Savings
                                     Bank, Chicago LOC), 2.130%, 11/4/2004                    4,920,000
       9,500,000                     Charlotte Christian School, Series 1999,
                                     (Wachovia Bank N.A. LOC), 1.950%, 11/3/2004              9,500,000
       13,430,000                    Citywide Development Corp., (Bank One N.A.
                                     (Columbus) LOC), 1.870%, 11/4/2004                       13,430,000
       3,350,000                     Cleveland Country Club, Inc., Series 2001,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        3,350,000
       5,300,000                     Cleveland, TN IDB, (Wachovia Bank N.A.
                                     LOC), 2.000%, 11/3/2004                                  5,300,000
       7,380,000                     Coilplus-Alabama, Inc., (Amsouth Bank
                                     N.A., Birmingham LOC), 2.060%, 11/4/2004                 7,380,000
       15,000,000                    Cook County, IL, Series 2002 A, 2.000%,
                                     11/3/2004                                                15,000,000
       3,500,000                     DBH Properties LLC, Series 2004, (Amsouth
                                     Bank N.A., Birmingham LOC), 2.090%,
                                     11/4/2004                                                3,500,000
       3,100,000                     Davis Industries, Inc., (Comerica Bank
                                     LOC), 1.870%, 11/4/2004                                  3,100,000
       170,000,000        2,3        DePfa Bank PLC, 1.860%, 12/15/2004                       170,000,000
       5,000,000                     Destin Water Users, Inc., (Amsouth Bank
                                     N.A., Birmingham LOC), 2.090%, 11/4/2004                 5,000,000
       34,000,000                    Dexia Bank, Belgium, 1.765%, 11/2/2004                   33,996,386
       4,645,000                     Duncan Machinery Movers Inc., (Fifth Third
                                     Bank, Cincinnati LOC), 1.960%, 11/4/2004                 4,645,000
       2,350,000                     Elliott Aviation, Inc., (U.S. Bank, N.A.
                                     LOC), 1.930%, 11/3/2004                                  2,350,000
       5,095,000                     Elmira Downtown Arena LLC, (Key Bank, N.A.
                                     LOC), 1.950%, 11/4/2004                                  5,095,000
       930,000                       Elsinore Properties LP, (Series 1998),
                                     (Fifth Third Bank, Cincinnati LOC),
                                     1.960%, 11/4/2004                                        930,000
       3,000,000                     Equity Development Corp., Series 2002,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        3,000,000
       7,900,000                     Erwin Marine Sales, Inc., Series 2000,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        7,900,000
       4,000,000                     Excel Mining Systems, Inc., Series 2001,
                                     (Australia & New Zealand Banking Group,
                                     Melbourne LOC), 2.110%, 11/4/2004                        4,000,000
       779,000                       First Baptist Church of West Monroe, LA,
                                     Series 2003, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       779,000
       2,125,000                     Frank Nelson Building of Birmingham LLC,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        2,125,000
       5,455,000                     Franklin County, OH, Edison Welding,
                                     Series 1995, (Huntington National Bank,
                                     Columbus, OH LOC), 2.17%, 11/4/2004                      5,455,000
       1,070,000                     Fredricksburg, VA IDA, (SunTrust Bank
                                     LOC), 1.980%, 11/3/2004                                  1,070,000
       5,895,000                     Freeport, IL, (U.S. Bank, N.A. LOC),
                                     2.130%, 11/4/2004                                        5,895,000
       2,170,000                     Galasso Materials LLC and Galasso Holdings
                                     LLC, (Series 1998), (Key Bank, N.A. LOC),
                                     1.950%, 11/4/2004                                        2,170,000
       2,520,000                     Galliano Marine Service, Inc., (Amsouth
                                     Bank N.A., Birmingham LOC), 2.000%,
                                     11/4/2004                                                2,520,000
       1,500,000                     Gary, In Redevelopment District, (Bank One
                                     N.A. (Chicago) LOC), 2.040%, 11/4/2004                   1,500,000
       4,500,000                     Georgia Ports Authority, Colonel's Island
                                     Terminal Project (Series 1996-A), Revenue
                                     Bonds, (SunTrust Bank LOC), 1.930%,
                                     11/3/2004                                                4,500,000
       1,185,000                     Gerald T. Thom , Trustee U.A.D., March 27,
                                     1997, (Huntington National Bank, Columbus,
                                     OH LOC), 2.17%, 11/4/2004                                1,185,000
       4,105,000                     Grigsby Properties LLC, Series 2002,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        4,105,000
       1,685,000                     Guilford Capital LLC, Series 2002 - C,
                                     (Regions Bank, Alabama LOC), 2.160%,
                                     11/4/2004                                                1,685,000
       2,655,000                     Guilford Capital LLC, Series 2002 - F,
                                     (Regions Bank, Alabama LOC), 2.160%,
                                     11/4/2004                                                2,655,000
       97,000,000         2,3        HBOS Treasury Services PLC, 1.750%,
                                     11/22/2004                                               97,000,000
       50,000,000                    HBOS Treasury Services PLC, 1.961%,
                                     12/24/2004                                               50,000,000
       145,000,000                   HBOS Treasury Services PLC, 1.830%,
                                     11/1/2004                                                145,000,000
       3,350,000                     Holden Properties Colorado LLC, (Comerica
                                     Bank - California LOC), 2.110%, 11/4/2004                3,350,000
       9,140,000                     Home City Ice Co. & H.C. Transport, Series
                                     2000, (U.S. Bank, N.A. LOC), 1.960%,
                                     11/4/2004                                                9,140,000
       4,710,000                     Hugh W. Underwood /Underwood Properties,
                                     (Regions Bank, Alabama LOC), 2.030%,
                                     11/4/2004                                                4,710,000
       5,955,000                     Hugh W. Underwood, (Regions Bank, Alabama
                                     LOC), 2.030%, 11/4/2004                                  5,955,000
       15,500,000                    Huntington National Bank, Columbus, OH,
                                     1.700%, 11/5/2004                                        15,500,054
       3,085,000                     IPC Industries, Inc., (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.000%, 11/4/2004                       3,085,000
       3,150,000                     IT Spring Wire LLC, Series 1997, (Fifth
                                     Third Bank, Cincinnati LOC), 1.960%,
                                     11/4/2004                                                3,150,000
       8,175,000                     Ilsco Corp., (U.S. Bank, N.A. LOC),
                                     1.960%, 11/4/2004                                        8,175,000
       11,500,000                    Interlock Realty Co., (U.S. Bank, N.A.
                                     LOC), 1.870%, 11/4/2004                                  11,500,000
       1,235,000                     J.W. Harris, (Series 1999 & 2000), (Fifth
                                     Third Bank, Cincinnati LOC), 1.960%,
                                     11/4/2004                                                1,235,000
       3,900,000                     Jemmack Funding Group LLC, Series 2002,
                                     (Fifth Third Bank, Cincinnati LOC),
                                     1.960%, 11/4/2004                                        3,900,000
       11,600,000                    Jet-Pep, Inc., Series 2003, (Amsouth Bank
                                     N.A., Birmingham LOC), 2.090%, 11/4/2004                 11,600,000
       3,935,000                     Kansas Development Finance Authority, DLR
                                     Deer Creek Project, (Federal Home Loan
                                     Bank of Topeka LOC), 2.010%, 11/4/2004                   3,935,000
       1,580,000                     Kent Capital LLC, Series 1999, (Huntington
                                     National Bank, Columbus, OH LOC), 2.180%,
                                     11/4/2004                                                1,580,000
       2,300,000                     Kentucky Derby Hosiery Co., Inc., (Amsouth
                                     Bank N.A., Birmingham LOC), 2.090%,
                                     11/4/2004                                                2,300,000
       1,365,000                     Kit Carson County, CO, Midwest Farms
                                     Project, (Wells Fargo Bank Minnesota N.A.
                                     LOC), 1.870%, 11/4/2004                                  1,365,000
       3,600,000                     LCO Ventures LLC, (Fleet National Bank
                                     LOC), 1.930%, 11/4/2004                                  3,600,000
       2,800,000                     Life Church Birmingham, (Amsouth Bank
                                     N.A., Birmingham LOC), 2.090%, 11/4/2004                 2,800,000
       3,790,000                     Lincoln Park, (Bank One N.A. (Chicago)
                                     LOC), 2.000%, 11/4/2004                                  3,790,000
       5,000,000          2,3        Los Angeles, CA, MERLOT Series 2000 A (H&H
                                     Theatre), (Wachovia Bank N.A. LOC),
                                     2.060%, 11/3/2004                                        5,000,000
       4,000,000                     MBE Investment Co. LLC, EH Investment
                                     Company Series 2000 A, (Standard Federal
                                     Bank, N.A. LOC), 1.95%, 11/4/2004                        4,000,000
       8,300,000                     Medical Arts Capital LLC, Series 2001,
                                     (Regions Bank, Alabama LOC), 2.060%,
                                     11/4/2004                                                8,300,000
       58,750,000                    Mercantile Safe Deposit & Trust Co.,
                                     Baltimore, 1.863% - 1.943%, 11/15/2004 -
                                     11/23/2004                                               58,750,000
       1,100,000                     Michigan State Housing Development
                                     Authority, Series 1999B, Lexington Place
                                     Apartments, (Bank of America N.A. LOC),
                                     2.090%, 11/4/2004                                        1,100,000
       2,900,000                     Mike Patton Real Estate II LLC, (Amsouth
                                     Bank N.A., Birmingham LOC), 2.090%,
                                     11/4/2004                                                2,900,000
       3,900,000                     Mile Bluff Clinic Building Partnership,
                                     (U.S. Bank, N.A. LOC), 1.930%, 11/3/2004                 3,900,000
       2,160,000                     Mississippi Business Finance Corp., (Bank
                                     One N.A. (Chicago) LOC), 2.000%, 11/4/2004               2,160,000
       1,275,000                     Mississippi Business Finance Corp.,
                                     Mississippi College Project, Series 2001B,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        1,275,000
       2,900,000                     Multicraft International LP, (Amsouth Bank
                                     N.A., Birmingham LOC), 2.090%, 11/4/2004                 2,900,000
       3,855,000                     Nassau County, NY IDA, Tweezerman Corp.
                                     Project, Series 2003, (Fleet National Bank
                                     LOC), 1.930%, 11/3/2004                                  3,855,000
       2,290,000                     New Berlin, WI, Sunraider LLC Series
                                     1997B, (Bank One N.A. (Chicago) LOC),
                                     1.900%, 11/4/2004                                        2,290,000
       2,750,000                     New Jersey EDA, Morey Organization, Inc.
                                     Project Series 1997, (Wachovia Bank N.A.
                                     LOC), 2.010%, 11/3/2004                                  2,750,000
       2,565,000                     New Jersey EDA, Pheonix Realty Partners,
                                     (Wachovia Bank N.A. LOC), 2.080%, 11/3/2004              2,565,000
       3,845,000                     Norcross Investment Group LLC, (Regions
                                     Bank, Alabama LOC), 2.060%, 11/4/2004                    3,845,000
       5,660,000                     O.K.I. Supply Co., (Series 1998), (Fifth
                                     Third Bank, Cincinnati LOC), 1.960%,
                                     11/4/2004                                                5,660,000
       3,050,000                     Oakwoods Master Ltd. Partnership, (Amsouth
                                     Bank N.A., Birmingham LOC), 2.130%,
                                     11/4/2004                                                3,050,000
       3,230,000                     P.C.I. Paper Conversions, Inc., Series
                                     2000, (Key Bank, N.A. LOC), 1.950%,
                                     11/4/2004                                                3,230,000
       4,135,000                     PW Holdings LLC, (Regions Bank, Alabama
                                     LOC), 2.060%, 11/4/2004                                  4,135,000
       2,400,000                     Parker Towing Co., Inc., Series 2001,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        2,400,000
       670,000                       Poseyville, In, North American Green,
                                     Series 1999, (Fifth Third Bank, Cincinnati
                                     LOC), 2.130%, 11/4/2004                                  670,000
       6,645,000                     R & J Investment Co., (Bank One N.A.
                                     (Columbus) LOC), 2.060%, 11/4/2004                       6,645,000
       11,580,000                    Racetrac Capital LLC, Series 2000,
                                     (Regions Bank, Alabama LOC), 1.990%,
                                     11/4/2004                                                11,580,000
       55,000,000                    Royal Bank of Canada, Montreal, 1.838%,
                                     11/10/2004                                               55,000,000
       50,000,000                    Royal Bank of Scotland PLC, Edinburgh,
                                     1.788%, 11/9/2004                                        49,990,899
       5,460,000                     Royal Wine Corp. and KFP International
                                     Ltd., (Series 1998), (Key Bank, N.A. LOC),
                                     1.950%, 11/4/2004                                        5,460,000
       1,119,000                     Sandridge Food Corp., (National City Bank,
                                     Ohio LOC), 1.960%, 11/4/2004                             1,119,000
       7,550,000                     Second Baptist Church, Millington, TN,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        7,550,000
       4,000,000                     Seeber USA LLP, Series 2000, (Wachovia
                                     Bank N.A. LOC), 1.950%, 11/3/2004                        4,000,000
       4,515,000                     Sherman-Dixie Concrete Industries, Inc.,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        4,515,000
       5,335,000                     Sioux-Preme Packing Co., (U.S. Bank, N.A.
                                     LOC), 1.930%, 11/3/2004                                  5,335,000
       74,000,000                    Societe Generale, Paris, 1.793% - 1.816%,
                                     11/10/2004 - 11/17/2004                                  73,995,150
       6,060,000                     Southeast Christian Church of Jefferson
                                     County, KY Inc., Series 2003, (Bank One
                                     N.A. (Chicago) LOC), 2.000%, 11/4/2004                   6,060,000
       4,570,000                     Springhill Medical Comples, Inc., (Amsouth
                                     Bank N.A., Birmingham LOC), 2.000%,
                                     11/4/2004                                                4,570,000
       9,405,000                     Stow-Glen Properties LLC, (U.S. Bank, N.A.
                                     LOC), 2.110%, 11/4/2004                                  9,405,000
       845,000                       TDB Realty Ltd., (Huntington National
                                     Bank, Columbus, OH LOC), 2.180%, 11/4/2004               845,000
       2,590,000                     TIL Holdings LLC, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       2,590,000
       2,295,000                     TTL Realty LLC, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       2,295,000
       2,535,000                     Tarrant Hydraulics Services LLC, (Amsouth
                                     Bank N.A., Birmingham LOC), 2.090%,
                                     11/4/2004                                                2,535,000
       16,025,000                    Taxable Floating Rate Notes, Series
                                     2002-H1, Becker, MN PCR, (Bank of New York
                                     Swap Agreement), 2.080%, 11/3/2004                       16,025,000
       22,500,000         2,3        Thorn Finance S.A., (JPMorgan Chase Bank
                                     Swap Agreement), 1.919%, 12/22/2004                      22,500,000
       2,280,000                     Trap Rock Industries, Inc., Series 1997,
                                     (Wachovia Bank N.A. LOC), 1.980%, 11/3/2004              2,280,000
       775,000                       Triple O LLC, (Series 1999), (Huntington
                                     National Bank, Columbus, OH LOC), 2.230%,
                                     11/4/2004                                                775,000
       2,595,000                     University Ltd. Properties LLC, (Amsouth
                                     Bank N.A., Birmingham LOC), 2.090%,
                                     11/4/2004                                                2,595,000
       2,055,000                     VLF LLC, The Village of Lovejoy,Fountain
                                     Project, (Key Bank, N.A. LOC), 1.950%,
                                     11/4/2004                                                2,055,000
       525,000                       Van Wyk Enterprises, Inc., (Huntington
                                     National Bank, Columbus, OH LOC), 2.180%,
                                     11/4/2004                                                525,000
       5,575,000                     Vista Grande Villa, (Lasalle Bank, N.A.
                                     LOC), 2.000%, 11/4/2004                                  5,575,000
       6,140,000                     WL Properties of Georgia, Inc., (Regions
                                     Bank, Alabama LOC), 2.020%, 11/4/2004                    6,140,000
       4,100,000                     Watson's St. Louis Property LLC, Series
                                     2001, (U.S. Bank, N.A. LOC), 1.960%,
                                     11/4/2004                                                4,100,000
       4,540,000                     Weaver Rentals LLC, (Amsouth Bank N.A.,
                                     Birmingham LOC), 2.090%, 11/4/2004                       4,540,000
       8,960,000                     Wellbrook Finance LLC, (Regions Bank,
                                     Alabama LOC), 2.030%, 11/4/2004                          8,960,000
       119,330,000                   Wells Fargo & Co., 1.860% - 1.981%,
                                     11/2/32004-12/27/2004                                    119,332,209
       15,500,000                    West Memphis IDRB, S-B Power Tool Project,
                                     Series 2000 A, (JPMorgan Chase Bank LOC),
                                     1.95%, 11/4/2004                                         15,500,000
       50,000,000                    Westpac Banking Corp. Ltd., Sydney,
                                     1.850%, 12/13/2005                                       50,000,000
       1,675,000                     White's Ferry Road Church of Christ, Inc.,
                                     (Amsouth Bank N.A., Birmingham LOC),
                                     2.090%, 11/4/2004                                        1,675,000
       1,340,000                     Wildcat Management Co., Inc., (Series
                                     1999), (U.S. Bank, N.A. LOC), 2.010%,
                                     11/4/2004                                                1,340,000
                                     Total                                                    1,869,563,412
                                     Brokerage--5.4%
       40,000,000                    Merrill Lynch & Co., Inc., 1.840%,-
                                     11/4/2004                                                40,000,000
       165,000,000        2,3        Merrill Lynch & Co., Inc., 2.006%,
                                     11/12/2004                                               165,000,000
       280,000,000                   Morgan Stanley, 1.840% - 1.961%, 11/1/2004
                                     - 11/29/2004                                             280,007,908
                                     Total                                                    485,007,908
                                     Finance - Commercial--3.0%
       3,500,000                     Decoster, Series 2003-A, (General Electric
                                     Capital Corp. LOC), 2.040%, 11/4/2004                    3,500,000
       18,000,000                    GE Life and Annuity Assurance Co.,
                                     (Guaranteed by General Electric Capital
                                     Corp.), 1.880%, 12/1/2004                                18,000,000
       200,000,000        2,3        General Electric Capital Corp., 1.988%,
                                     11/17/2004                                               200,000,000
       53,300,000                    General Electric Capital Corp., 1.760% -
                                     1.82%, 11/3/2004 - 11/12/2004                            53,323,110
                                     Total                                                    274,823,110
                                     Finance - Retail--1.0%
       84,600,000         2,3        Paradigm Funding LLC, 1.800%, 11/5/2004                  84,600,000
                                     Finance - Securities--4.4%
       60,000,000         2,3        K2 (USA) LLC, (Guaranteed by K2 Corp.),
                                     1.888% - 1.933%, 11/25/2004                              60,001,811
       75,000,000                    Sigma Finance, Inc., 1.820%, 11/15/2004                  74,984,176
       253,000,000        2,3        Sigma Finance, Inc., (Guaranteed by Sigma
                                     Finance Corp.), 1.735% - 1.940%,
                                     11/10/2004 - 12/2/2004                                   252,991,355
                                     Total                                                    387,977,342
                                     Government Agency--0.2%
       5,120,000                     Acton Assisited Living LLC, Series 2000,
                                     (Federal Home Loan Bank of Pittsburgh
                                     LOC), 2.120%, 11/4/2004                                  5,120,000
       4,100,000                     Community Hearth and Home Ltd., Series
                                     2002, (Federal Home Loan Bank of
                                     Cincinnati LOC), 2.060%, 11/4/2004                       4,100,000
       5,600,000                     Direct One Funding Corp., (Federal
                                     National Mortgage Association LOC), 1.93%,
                                     11/4/2004                                                5,600,000
       955,000                       Direct One Funding Corp., Series 2000
                                     (Sexton Properties), (Federal National
                                     Mortgage Association LOC), 1.93%, 11/4/2004              955,000
                                     Total                                                    15,775,000
                                     Insurance--4.7%
       21,500,000                    AEGON N.V., 1.910%, 11/15/2004                           21,520,748
       24,000,000                    Allstate Life Insurance Co., 1.980% -
                                     1.990%, 11/1/2004                                        24,000,000
       25,000,000                    Hartford Life Insurance Co., 1.864% -
                                     1.960%, 11/1/2004 - 12/1/2004                            25,000,000
       22,000,000                    Jackson National Life Insurance Co.,
                                     2.000%, 11/22/2004                                       22,000,000
       50,000,000         2,3        MBIA Global Funding LLC, 1.930%, 11/29/2004              50,000,000
       45,000,000                    Metropolitan Life Insurance Co., 1.854% -
                                     2.146%, 11/1/2004 - 1/3/2005                             45,000,000
       54,000,000                    Monumental Life Insurance Co., 1.921% -
                                     2.180%, 11/1/2004 - 11/30/2004                           54,000,000
       50,000,000                    New York Life Insurance Co., 1.890%,
                                     11/26/2004                                               50,000,000
       9,200,000                     Oberthur Gaming Technologies Corp., Series
                                     2002-A, (GE Capital Assurance Co. LOC),
                                     2.040%, 11/4/2004                                        9,200,000
       12,000,000         2,3        Pacific Life Global Funding, 1.830%,
                                     11/4/2004                                                12,000,752
       36,995,000                    Santa Monica Community College District,
                                     Series 2001 D, (AMBAC INS), 2.040%,
                                     11/4/2004                                                36,995,000
       25,000,000                    Transamerica Occidental Life Insurance
                                     Co., 2.146%, 11/1/2004                                   25,000,000
       45,000,000                    Travelers Insurance Co., 1.830% - 2.060%,
                                     11/22/2004 - 12/24/2004                                  45,000,000
                                     Total                                                    419,716,500
                                     Total Notes - Variable                                   3,537,463,272
                                     Mutual Funds--1.0%
                                     Asset Management--1.0%
       25,000,000                    Nations Money Market Reserves                            25,000,000
       60,088,937                    Scudder Money Market Institutional Shares                60,088,937
                                     Total mutual funds                                       85,088,937
                                     Repurchase Agreements--13.7%
       315,000,000                   Interest in $1,000,000,000 joint
                                     repurchase agreement with Bear Stearns &
                                     Co., Inc., 1.890%, dated 10/29/2004 to be
                                     repurchased at $315,049,613 on 11/1/2004,
                                     collateralized by U.S. Government Agency
                                     Obligations with various maturities to
                                     11/01/2034, collateral market value
                                     $1,029,204,354                                           315,000,000
       172,000,000                   Interest in $217,000,000 joint repurchase
                                     agreement with BNP Paribas Securities
                                     Corp., 1.890%, dated 10/29/2004 to be
                                     repurchased at $172,027,090 on 11/1/2004,
                                     collateralized by U.S. Government Agency
                                     Obligations  with various maturities to
                                     5/01/2034, collateral market value
                                     $223,545,203                                             172,000,000
       432,872,000                   Interest in $1,400,000,000 joint
                                     repurchase agreement with Countrywide
                                     Securities Corp., 1.890%, dated 10/29/2004
                                     to be repurchased at $432,940,177 on
                                     11/1/2004, collateralized by U.S.
                                     Government Agency Obligations with various
                                     maturities to 3/1/2044, collateral market
                                     value $1,441,499,470                                     432,872,000
       300,000,000                   Interest in $1,000,000,000 joint
                                     repurchase agreement with UBS Securities
                                     LLC, 1.810%, dated 10/29/2004 to be
                                     repurchased at $300,045,250 on 11/1/2004,
                                     collateralized by U.S. Treasury Agency
                                     Obligations  with various maturities to
                                     5/15/2016, collateral market value
                                     $1,020,001,655                                           300,000,000
                                     Total Repurchase Agreements                              1,219,872,000
                                     Total Investments--99.9%
                                     (at amortized cost) 5                                    8,888,805,641
                                     other assets and liabilities--net--0.1%                   10,075,017
                                     total net assets--100%                             $      8,898,880,658

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $2,297,939,154 which represents 25.8% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria  approved by the Fund's Board
     of  Trustees.   At  October  31,  2004,   these   securities   amounted  to
     $2,297,939,154 which represents 25.8% of total net assets.

4    Current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LLC         --Limited Liability Corporation
LOC         --Letter of Credit
LP          --Limited Partnership
PCR         --Pollution Control Revenue
PLC         --Public Limited Company

















Prime Management Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited),

       Principal
       Amount                                                                                Value
                                  Asset-Backed Securities--1.3%
                                  Finance - Automotive--0.6%
$      2,000,000                  Nissan Auto Lease Trust 2004-A, Class A1,
                                  2.105%, 10/17/2005                                 $       2,000,000
                                  Finance - Equipment--0.5%
       1,645,172                  CIT Equipment Collateral 2004-DFS, Class A1,
                                  2.095%, 10/20/2005                                         1,645,172
                                  Insurance--0.2%
       719,692                    Onyx Acceptance Auto Owner Trust 2004-C,
                                  Class A1, (Insured by XL Capital Assurance
                                  Inc.), 1.828%, 9/15/2005                                   719,692
                                  Total Asset-Backed Securities                              4,364,864
                                  Certificates Of Deposit--6.2%
                                  Banking--6.2%
       4,000,000                  Credit Suisse First Boston, 2.100%, 3/29/2005              4,000,000
       10,000,000                 Washington Mutual Bank, F.A., 1.980% -
                                  2.000%, 12/27/2004 - 1/10/2005                             10,000,000
       6,500,000                  Wilmington Trust Co., 1.740% - 2.040%,
                                  11/19/2004 - 1/10/2005                                     6,500,000
                                  Total certificates of deposit                              20,500,000
                                  Collateralized Loan Agreements--12.5%
                                  Banking--6.1%
       10,000,000                 Greenwich Capital Markets, Inc., 2.000%,
                                  11/1/2004                                                  10,000,000
       10,000,000                 J.P. Morgan Securities, Inc., 1.975%,
                                  11/1/2004                                                  10,000,000
                                  Total                                                      20,000,000
                                  Brokerage--6.4%
       8,000,000                  Goldman Sachs Group, Inc., 2.025% - 2.425%,
                                  11/1/2004 - 4/25/2005                                      8,000,000
       3,000,000                  Lehman Brothers Holdings, Inc., 2.025%,
                                  11/1/2004                                                  3,000,000
       4,000,000                  Merrill Lynch & Co., Inc., 2.025%, 11/1/2004               4,000,000
       6,000,000                  Merrill Lynch, Pierce, Fenner and Smith,
                                  1.955%, 11/1/2004                                          6,000,000
                                  Total                                                      21,000,000
                                  Total Collateralized Loan Agreements                       41,000,000
                                  Commercial Paper --22.8%1
                                  Banking--9.3%
       2,000,000                  Bank of America Corp., 2.140%, 4/6/2005                    1,981,453
       10,250,000        2,3      Bavaria TRR Corp., (Bayerische
                                  Hypotheken-und Vereinsbank AG Swap
                                  Agreement), 1.670% - 2.070%, 11/4/2004 -
                                  1/18/2005                                                  10,226,566
       5,000,000         2,3      Blue Spice LLC, (Deutsche Bank AG Swap
                                  Agreement), 1.810%, 11/10/2004                             4,997,738
       2,000,000         2,3      Fountain Square Commercial Funding Corp.,
                                  1.910%, 12/29/2004                                         1,993,846
       5,000,000         2,3      Long Lane Master Trust IV, (Fleet National
                                  Bank Swap Agreement), 1.980%, 11/30/2004                   4,992,025
       6,400,000         2,3      Picaros Funding LLC, (Guaranteed by KBC Bank
                                  N.V.), 1.955% - 2.030%, 12/1/2004 - 3/14/2005              6,381,355
                                  Total                                                      30,572,983
                                  Finance - Automotive--3.5%
       6,500,000                  FCAR Auto Loan Trust, A1+/P1 Series, 1.870%
                                  - 2.000%, 12/8/2004 - 3/2/2005                             6,480,298
       5,000,000                  New Center Asset Trust, A1/P1 Series, 2.030%
                                  - 2.070%, 3/8/2005 - 3/11/2005                             4,962,939
                                  Total                                                      11,443,237
                                  Finance - Commercial--1.4%
       4,500,000                  CIT Group, Inc., 1.920% - 2.100%, 11/29/2004
                                  - 3/14/2005                                                4,487,015
                                  Finance - Retail--0.6%
       2,000,000         2,3      Paradigm Funding LLC, 2.140%, 4/6/2005                     1,981,453
                                  Finance - Securities--5.3%
       9,000,000         2,3      Georgetown Funding Co. LLC, 1.920% - 2.100%,
                                  12/2/2004 - 1/26/2005                                      8,972,153
       1,310,000         2,3      Ivory Funding Corp., 1.900%, 12/17/2004                    1,306,820
       1,250,000         2,3      Lake Constance Funding LLC, 1.660%,
                                  11/16/2004                                                 1,249,135
       5,000,000         2,3      Perry Global Funding LLC (Series A), 2.020%,
                                  1/13/2005                                                  4,979,519
       1,000,000         2,3      Sigma Finance, Inc., (Guaranteed by Sigma
                                  Finance Corp.), 1.990%, 3/11/2005                          992,814
                                  Total                                                      17,500,441
                                  Food & Beverage--0.6%
       2,000,000                  Sara Lee Corp., 1.820%, 11/12/2004                         1,998,888
                                  Telecommunications--2.1%
       7,000,000                  BellSouth Corp., 1.970%, 12/7/2004                         6,986,210
                                  Total Commercial Paper                                     74,970,227
                                  Corporate Bonds--1.2%
                                  Finance - Retail--1.2%
       4,000,000                  Countrywide Home Loans, Inc., 2.140%,
                                  1/18/2005                                                  4,000,539
                                  Corporate Notes--0.3%
                                  Brokerage--0.3%
       1,000,000                  Goldman Sachs & Co., 2.060%, 3/10/2005                     1,000,000
                                  Loan Participations--3.5%
                                  Aerospace / Auto--1.7%
       5,500,000                  Johnson Controls, Inc., 1.740% - 1.870%,
                                  11/30/2004 - 4/1/2005                                      5,500,000
                                  Chemicals--1.8%
       6,000,000                  DuPont Teijin Films U.K. Ltd., (Guaranteed
                                  by Du Pont (E.I.) de Nemours & Co.), 1.900%
                                  - 2.110%, 11/30/2004 - 12/29/2004                          6,000,000
                                  Total Loan Participations                                  11,500,000
                                  Notes - Variable --10.9%4
                                  Banking--9.2%
       142,500                    Alabama State IDA, (Nichols Research Corp.),
                                  (SouthTrust Bank of Alabama, Birmingham
                                  LOC), 2.210%, 11/5/2004                                    142,500
       1,036,000                  American Health Care Centers, Inc., (Series
                                  1998), (FirstMerit Bank, N.A. LOC), 1.960%,
                                  11/4/2004                                                  1,036,000
       2,000,000                  Battle Creek, MI Downtown Development
                                  Authority, (Series 2004), (AMBAC INS),
                                  2.01%, 11/3/2004                                           2,000,000
       1,250,000                  Biddle Road Corp., (Series 2004), (Wachovia
                                  Bank N.A. LOC), 2.010%, 11/4/2004                          1,250,000
       980,000                    Bond Holdings LP, (SouthTrust Bank of
                                  Alabama, Birmingham LOC), 2.090%, 11/5/2004                980,000
       1,500,000                  DeKalb County, GA Housing Authority, (Series
                                  2004-T Highlands), (Bank of America N.A.
                                  LOC), 2.200%, 11/4/2004                                    1,500,000
       500,000                    Drury Inns, Inc., (First Commercial Bank,
                                  Birmingham, AL LOC), 2.000%, 11/4/2004                     500,000
       1,140,000                  Franklin County, PA IDA, (Series 2001B)
                                  Precast Systems, LLC, (Manufacturers &
                                  Traders Trust Co., Buffalo, NY LOC), 2.110%,
                                  11/5/2004                                                  1,140,000
       3,197,000                  HP Huntsville LLC, (Series 2003), (Amsouth
                                  Bank N.A., Birmingham LOC), 2.090%, 11/4/2004              3,197,000
       1,250,000                  Kress Building LLC, (Series 2004), (First
                                  Commercial Bank, Birmingham, AL LOC),
                                  2.230%, 11/4/2004                                          1,250,000
       475,000                    McCullough Oil Bond Issue LLC, (Series
                                  2003), (Amsouth Bank N.A., Birmingham LOC),
                                  2.090%, 11/4/2004                                          475,000
       1,250,000                  Mercantile Safe Deposit & Trust Co.,
                                  Baltimore, 1.862%, 11/15/2004                              1,250,000
       8,000,000                  Prospects Aggregates, Inc., (Series 2004),
                                  (Fulton Bank LOC), 2.140%, 11/4/2004                       8,000,000
       610,000                    Sandridge Food Corp., (National City Bank,
                                  Ohio LOC), 1.960%, 11/4/2004                               610,000
       1,000,000                  SunTrust Bank, 2.020%, 1/4/2005                            1,000,342
       6,000,000                  Westchester County, NY IDA, Aviation
                                  Services Group, LLC, (Series 2004B),
                                  (SunTrust Bank LOC), 2.000%, 11/4/2004                     6,000,000
                                  Total                                                      30,330,842
                                  Brokerage--0.2%
       500,000                    Merrill Lynch & Co., Inc., 2.993%, 1/28/2005               500,471
                                  Finance - Commercial--0.6%
       2,000,000                  General Electric Capital Corp., 1.760%,
                                  11/12/2004                                                 2,000,872
                                  Finance - Securities--0.6%
       2,000,000         2,3      Sigma Finance, Inc., (Guaranteed by Sigma
                                  Finance Corp.), 1.790% - 1.860%, 11/12/2004
                                  - 11/15/2004                                               1,999,877
                                  Insurance--0.3%
       1,000,000                  New York Life Insurance Co., 1.890%,
                                  11/26/2004                                                 1,000,000
                                  Total Notes - Variable                                     35,832,062
                                  Repurchase Agreements--41.2%
       45,000,000                 Interest in $217,000,000 joint repurchase
                                  agreement with BNP Paribas Securities Corp.,
                                  1.890% dated 10/29/2004 to be repurchased at
                                  $45,007,088 on 11/1/2004, collateralized by
                                  U.S. Government Agency Obligations with
                                  various maturities to 5/01/2034, collateral
                                  market value $223,545,203                                  45,000,000
       35,000,000                 Interest in $1,000,000,000 joint repurchase
                                  agreement with Bear Stearns & Co., Inc.,
                                  1.890%, dated 10/29/2004 to be repurchased
                                  at $35,005,513 on 11/1/2004, collateralized
                                  by U.S. Government Agency Obligations with
                                  various maturities to 11/1/2034, collateral
                                  market value $1,029,204,354                                35,000,000
       55,610,000                 Interest in $1,400,000,000 joint repurchase
                                  agreement with Countrywide Securities Corp.,
                                  1.890% dated 10/29/2004 to be repurchased at
                                  $55,618,759 on 11/1/2004, collateralized by
                                  U.S. Government Agency Obligations with
                                  various maturities to 3/1/2044, collateral
                                  market value $1,441,499,470                                55,610,000
                                  Total Repurchase Agreements                                135,610,000
                                  Total Investments -
                                  99.9%
                                  (at amortized cost)5                                       328,777,692
                                  other assets and liabilities - net - 0.1%                  342,871
                                  total net assets - 100%                            $       329,120,563

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $50,073,301 which represents 15.2% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $50,073,301 which represent 15.2% of total net assets.

4    Current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
IDA         --Industrial Development Authority
INS         --Insured
LLC         --Limited Liability Corporation
LOC         --Letter of Credit
LP          --Limited Partnership















Prime Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

      Principal
      Amount
      or Shares                                                                               Value
                                Asset-Backed Securities--1.8%
                                Finance - Automotive--1.2%
$     35,000,000                CarMax Auto Owner Trust 2004-2, Class A1,
                                2.022%, 10/17/2005                                      $     35,000,000
      47,002,723                DaimlerChrysler Auto Trust 2004-B, Class A1,
                                1.720%, 8/8/2005                                              47,002,723
      6,026,731                 Ford Credit Auto Owner Trust 2004-A, Class A1,
                                1.240%, 2/15/2005                                             6,026,731
      32,791,095                Household Automotive Trust 2004-1, Class A1,
                                1.693%, 7/18/2005                                             32,791,095
      40,000,000                Nissan Auto Lease Trust 2004-A, Class A1,
                                2.105%, 10/17/2005                                            40,000,000
      45,610,383                USAA Auto Owner Trust 2004-2, Class A1, 1.660%,
                                7/15/2005                                                     45,610,383
      1,836,091                 WFS Financial Owner Trust 2004-2, Class A1,
                                1.166%, 5/20/2005                                             1,836,091
      25,000,000                WFS Financial Owner Trust 2004-4, Class A1,
                                2.087%, 11/17/2005                                            25,000,000
                                Total                                                         233,267,023
                                Finance - Equipment--0.4%
      37,838,947                CIT Equipment Collateral 2004-DFS, Class A1,
                                2.095%, 10/20/2005                                            37,838,947
      39,356,315                CIT Equipment Collateral 2004-EF1, Class A1,
                                1.630%, 7/15/2005                                             39,356,315
                                Total                                                         77,195,262
                                Insurance--0.2%
      9,205,036                 Long Beach Acceptance Auto Receivables Trust
                                2004-B, Class A1, (Insured by Financial
                                Security Assurance, Inc.), 1.576%, 7/15/2005                  9,203,266
      13,926,567                Onyx Acceptance Auto Owner Trust 2004-B, Class
                                A1, (Insured by XL Capital Assurance Inc.),
                                1.404%, 6/15/2005                                             13,926,567
      7,196,919                 Onyx Acceptance Auto Owner Trust 2004-C, Class
                                A1, (Insured by XL Capital Assurance Inc.),
                                1.828%, 9/15/2005                                             7,196,919
                                Total                                                         30,326,752
                                Total Asset-Backed Securities                                 340,789,037
                                Bank Notes--0.5%
                                Banking--0.5%
      93,000,000                U.S. Bank, N.A., 1.200%, 12/30/2004                           93,000,000
                                Certificates Of Deposit--7.6%
                                Banking--7.6%
      200,000,000               Abbey National Treasury Services PLC, 1.365%,
                                2/3/2005                                                      200,000,000
      178,000,000               Calyon, Paris, 1.225% - 1.620%, 11/15/2004 -
                                12/31/2004                                                    178,013,400
      200,000,000               Credit Suisse First Boston, 1.660% - 2.100%,
                                11/17/2004 - 3/29/2005                                        200,000,000
      145,000,000               Deutsche Bank AG, 1.250%, 12/29/2004                          145,009,861
      30,000,000                Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005               29,998,872
      150,000,000               HBOS Treasury Services PLC, 1.860%, 2/16/2005                 150,000,000
      25,000,000                Huntington National Bank, Columbus, OH, 2.000%,
                                3/11/2005                                                     25,000,000
      40,000,000                Marshall & Ilsley Bank, Milwaukee, 1.915%,
                                12/29/2004                                                    40,000,000
      20,000,000                Mercantile Safe Deposit & Trust Co., Baltimore,
                                2.040%, 3/21/2005                                             20,000,000
      30,000,000                Regions Bank, Alabama, 1.270%, 1/14/2005                      30,000,000
      175,500,000               Royal Bank of Canada, Montreal, 1.400%, 2/8/2005              175,500,000
      75,000,000                SunTrust Bank, 1.250%, 12/7/2004                              75,000,000
      42,400,000                U.S. Bank, NA, 1.170% - 1.280%, 11/15/2004 -
                                2/23/2005                                                     42,399,066
      135,000,000               UBS AG, 1.115% - 1.390%, 12/29/2004 - 2/2/2005                134,997,577
                                Total Certificates Of Deposit                                 1,445,918,776
                                Collateralized Loan Agreements--15.1%
                                Banking--5.1%
      965,000,000               CDC Financial Products, Inc., 1.800% - 1.975%,
                                11/1/2004                                                     965,000,000
                                Brokerage--10.0%
      725,000,000               Citigroup Global Markets Inc., 1.945% - 1.975%,
                                11/1/2004                                                     725,000,000
      584,000,000               Goldman Sachs Group, Inc., 2.025% - 2.425%,
                                11/1/2004 - 4/25/2005                                         584,000,000
      598,000,000               Merrill Lynch & Co., Inc., 2.025%, 11/1/2004                  598,000,000
                                Total                                                         1,907,000,000
                                Total Collateralized Loan Agreements                          2,872,000,000
                                Commercial Paper--16.5%1
                                Banking--2.9%
      50,000,000                Bank of America Corp., 2.040%, 2/4/2005                       49,730,833
      153,200,000     2,3       Fountain Square Commercial Funding Corp.,
                                1.650% - 1.750%, 11/12/2004 - 11/16/2004                      153,105,369
      16,045,000      2,3       Long Lane Master Trust IV, (Fleet National Bank
                                Swap Agreement), 1.980%, 11/30/2004                           16,019,408
      47,945,000                Los Angeles County, CA Metropolitan
                                Transportation Authority, (Landesbank
                                Hessen-Thueringen, Frankfurt LOC), 1.750% -
                                2.040%, 11/22/2004 - 1/11/2005                                47,945,000
      294,600,000     2,3       Picaros Funding LLC, (Guaranteed by KBC Bank
                                N.V.), 1.940% - 2.130%, 12/1/2004 - 4/4/2005                  293,822,344
                                Total                                                         560,622,954
                                Finance - Automotive--3.9%
      430,500,000               FCAR Auto Loan Trust, A1+/P1 Series, 1.600% -
                                2.010%, 11/5/2004 - 3/8/2005                                  429,058,720
      63,000,000                New Center Asset Trust, A1+/P1 Series, 1.640%,
                                11/1/2004                                                     63,000,000
      252,000,000               New Center Asset Trust, A1/P1 Series, 1.690% -
                                2.070%, 12/10/2004 - 3/14/2005                                250,727,102
                                Total                                                         742,785,822
                                Finance - Commercial--0.5%
      97,265,000                CIT Group, Inc., 1.930% - 2.150%, 12/2/2004 -
                                4/11/2005                                                     96,710,809
                                Finance - Retail--2.5%
      58,556,000      2,3       Barton Capital Corp., 1.870%, 2/18/2005                       58,224,459
      67,000,000      2,3       Falcon Asset Securitization Corp., 1.960%,
                                11/30/2004                                                    66,894,214
      46,861,000      2,3       Jupiter Securitization Corp., 1.960%, 11/29/2004              46,789,563
      237,000,000     2,3       Paradigm Funding LLC, 1.670% - 2.140%,
                                11/17/2004 - 4/6/2005                                         235,694,458
      58,678,000      2,3       Sheffield Receivables Corp., 1.540% - 1.640%,
                                11/4/2004 - 11/19/2004                                        58,664,485
                                Total                                                         466,267,179
                                Finance - Securities--3.3%
      160,000,000     2,3       Beta Finance, Inc., (Guaranteed by Beta Finance
                                Corp.), 1.610% - 1.910%, 11/15/2004 - 1/18/2005               159,573,186
      71,000,000      2,3       Galaxy Funding Inc., 1.610% - 1.620%, 11/8/2004
                                - 11/16/2004                                                  70,963,931
      103,500,000     2,3       Georgetown Funding Co. LLC, 1.820% - 1.960%,
                                11/4/2004 - 12/28/2004                                        103,326,388
      34,500,000      2,3       Grampian Funding LLC, 1.710% - 2.120%,
                                12/22/2004 - 3/24/2005                                        34,359,437
      78,000,000      2,3       K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.090%
                                - 2.110%, 3/21/2005 - 3/31/2005                               77,332,839
      43,750,000      2,3       Lake Constance Funding LLC, 1.660%, 11/16/2004                43,719,740
      17,000,000      2,3       Perry Global Funding LLC Series A, 1.630%,
                                11/2/2004                                                     16,999,230
      114,000,000     2,3       Sigma Finance, Inc., (Guaranteed by Sigma
                                Finance Corp.), 1.990% - 2.110%, 3/11/2005 -
                                3/22/2005                                                     113,117,178
                                Total                                                         619,391,929
                                Insurance--0.4%
      75,000,000      2,3       Aspen Funding Corp., (Insured by MBIA Insurance
                                Corp.), 1.850%, 2/14/2005                                     74,595,313
                                Telecommunications--3.0%
      569,000,000               BellSouth Corp., 1.820% - 2.020%, 11/10/2004 -
                                1/18/2005                                                     567,799,935
                                Total Commercial Paper                                        3,128,173,941
                                Corporate Notes--3.0%
                                Banking--0.5%
      100,000,000               Bank of America N.A., 1.955%, 11/1/2004                       100,000,000
                                Brokerage--1.3%
      250,000,000               Goldman Sachs & Co., 2.060%, 3/10/2005                        250,000,000
                                Finance - Securities--0.8%
      107,000,000     2,3       Beta Finance, Inc., (Guaranteed by Beta Finance
                                Corp.), 1.400% - 1.570%, 2/9/2005 - 4/20/2005                 106,999,707
      50,000,000      2,3       K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.550%,
                                11/15/2004                                                    50,000,192
                                Total                                                         156,999,899
                                Food & Beverage--0.2%
      40,000,000      2,3       McDonald's Corp., 4.545%, 3/7/2005                            40,425,077
                                Pharmaceuticals and Healthcare--0.2%
      25,000,000      2,3       Merck & Co., Inc., 4.484%, 2/22/2005                          25,245,790
                                Total Corporate Notes                                         572,670,766
                                Government Agencies--5.2%
                                Government Agency--5.2%
      587,000,000               Federal Home Loan Bank System, 1.300% - 1.600%,
                                2/28/2005 - 5/16/2005                                         587,000,000
      242,000,000               Federal Home Loan Mortgage Corp., 1.665% -
                                6.875%, 11/7/2004 - 2/15/2005                                 242,308,984
      158,000,000               Federal National Mortgage Association, 1.360% -
                                1.955%, 12/29/2004 - 10/21/2005                               157,748,583
                                Total Government Agencies                                     987,057,567
                                Loan Participations--0.5%
                                Aerospace / Auto--0.2%
      30,000,000                Johnson Controls, Inc., 1.978%, 3/29/2005                     30,000,000
                                Finance-Commercial--0.3%
      55,500,000                Mt. Vernon Phenol Plant Partnership,
                                (Guaranteed by General Electric Co.), 1.910%,
                                5/19/2005                                                     55,500,000
                                Total Loan Participations                                     85,500,000
                                Notes - Variable--39.8%4
                                Banking--18.6%
      9,700,000                 215 Jane Investors LLC, (Fleet National Bank
                                LOC), 1.930%, 11/3/2004                                       9,700,000
      5,285,000                 4 C's LLC, (Series 1998), (Key Bank, N.A. LOC),
                                1.950%, 11/4/2004                                             5,285,000
      2,365,000                 550 West 14th Place, (Series 1999-A), (Harris
                                Trust & Savings Bank, Chicago LOC), 2.010%,
                                11/4/2004                                                     2,365,000
      2,590,000                 Advanced Labelworx, Inc., (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                            2,590,000
      2,260,000                 Alabama State IDA, (SERIES 1994) Miltope
                                Project, (Regions Bank, Alabama LOC), 2.130%,
                                11/4/2004                                                     2,260,000
      4,345,000                 Alabama State IDA, (Wellborn Cabinet, Inc.),
                                Tax Revenue Bonds, (Fleet National Bank LOC),
                                2.040%, 11/4/2004                                             4,345,000
      1,440,000                 Alabama State IDA, Standard Furniture Project
                                (Series 1995), (Amsouth Bank N.A., Birmingham
                                LOC), 2.060%, 11/4/2004                                       1,440,000
      4,270,000                 Aliceville, AL IDB, Buchanan Hardwood Flooring
                                Co. (Series 1999), (Regions Bank, Alabama LOC),
                                2.130%, 11/4/2004                                             4,270,000
      35,840,000                American Health Care Centers, Inc., (Amsouth
                                Bank N.A., Birmingham LOC), 2.090%, 11/4/2004                 35,840,000
      12,820,000                American Self Storage Corp., Series 2002, (U.S.
                                Bank, N.A. LOC), 1.960%, 11/4/2004                            12,820,000
      8,050,000                 American Xtal Technology, Inc., Xtal Project
                                (Series 1998), (Wells Fargo Bank, N.A. LOC),
                                2.090%, 11/4/2004                                             8,050,000
      12,000,000                Association of American Medical Colleges,
                                (Guaranteed by JPMorgan Chase Bank, AMBAC INS),
                                1.980%, 11/3/2004                                             12,000,000
      4,640,000                 Atlantic Tool and Die Co., (Key Bank, N.A.
                                LOC), 1.950%, 11/4/2004                                       4,640,000
      5,890,000                 Baldwin County Sewer Service LLC, Series 2002,
                                (Amsouth Bank N.A., Birmingham LOC), 2.090%,
                                11/4/2004                                                     5,890,000
      12,300,000                Bank One N.A. (Chicago), 2.130%, 1/27/2005                    12,301,032
      73,000,000      2,3       Bank of New York Co., Inc., 1.971%, 11/29/2004                73,000,000
      4,000,000                 Bardstown City, KY, (RJ Tower Project), (Series
                                1995), (Comerica Bank LOC), 2.010%, 11/4/2004                 4,000,000
      8,930,000                 Bear Creek School, (Key Bank, N.A. LOC),
                                1.950%, 11/4/2004                                             8,930,000
      8,935,000                 Bing Steel Management, Inc., Series 2000,
                                (Comerica Bank LOC), 1.04%, 11/3/2004                         8,935,000
      5,180,000                 Bing Steel Management, Inc., Series 2002,
                                (Comerica Bank LOC), 2.059%, 11/3/2004                        5,180,000
      316,000,000     2,3       Blue Heron Funding III, Inc., Series 3A,
                                (Guaranteed by WestLB AG (Guaranteed)), 1.970%,
                                11/29/2004                                                    316,000,000
      295,000,000     2,3       Blue Heron Funding V-A Ltd., Class A-2,
                                (Guaranteed by WestLB AG (Guaranteed)), 1.970%,
                                11/26/2004                                                    295,000,000
      1,402,790                 Bowling Green Manor LP, (Huntington National
                                Bank, Columbus, OH LOC), 2.180%, 11/4/2004                    1,402,790
      9,205,000                 Boyd-Pake-Underwood LLC, (Regions Bank, Alabama
                                LOC), 2.030%, 11/4/2004                                       9,205,000
      11,500,000                Briarcliff Development Co., Series 2002,
                                (Federal Home Loan Bank of Topeka LOC), 2.010%,
                                11/4/2004                                                     11,500,000
      1,940,000                 Broadway Investments, Inc., (Series 1999),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             1,940,000
      17,385,000                Brooksby Village, Inc., Series 2002, (Lasalle
                                Bank, N.A. LOC), 2.000%, 11/4/2004                            17,385,000
      7,737,000                 Brookshire Grocery Co., (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                            7,737,000
      150,000,000               Calyon, Paris, 1.793% - 1.858%, 11/15/2004 -
                                11/23/2004                                                    149,957,145
      47,820,000                Capital One Funding Corp., (Bank One N.A.
                                (Chicago) LOC), 1.870%, 11/4/2004                             47,820,000
      5,268,000                 Capital One Funding Corp., (Bank One N.A.
                                (Columbus) LOC), 1.870%, 11/4/2004                            5,268,000
      4,292,000                 Capital One Funding Corp., (Series 1998-C),
                                (Bank One N.A. (Columbus) LOC), 1.870%,
                                11/4/2004                                                     4,292,000
      18,940,000                Capital One Funding Corp., (Series 1999-A),
                                (Bank One N.A. (Chicago) LOC), 1.870%, 11/4/2004              18,940,000
      9,735,000                 Capital One Funding Corp., (Series 1999-B),
                                (Bank One N.A. (Columbus) LOC), 1.870%,
                                11/4/2004                                                     9,735,000
      588,000                   Capital One Funding Corp., Series 1994-A, (Bank
                                One N.A. (Columbus) LOC), 1.870%, 11/4/2004                   588,000
      1,135,000                 Capital One Funding Corp., Series 1994-D, (Bank
                                One N.A. (Chicago) LOC), 1.870%, 11/4/2004                    1,135,000
      4,217,000                 Capital One Funding Corp., Series 1995-B, (Bank
                                One N.A. (Chicago) LOC), 1.870%, 11/4/2004                    4,217,000
      13,414,000                Capital One Funding Corp., Series 1995-F, (Bank
                                One N.A. (Columbus) LOC), 1.870%, 11/4/2004                   13,414,000
      3,672,000                 Capital One Funding Corp., Series 1996-H, (Bank
                                One N.A. (Columbus) LOC), 1.870%, 11/4/2004                   3,672,000
      11,023,000                Capital One Funding Corp., Series 2001-B, (Bank
                                One N.A. (Columbus) LOC), 1.870%, 11/4/2004                   11,023,000
      550,000                   Carpenter, Thomas E., (Series 1998),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.17%, 11/4/2004                                              550,000
      1,555,000                 Chandler, AZ IDA, South Bay Circuits IMR,
                                Series 1999B, (Comerica Bank LOC), 2.110%,
                                11/4/2004                                                     1,555,000
      6,825,000                 Cincinnati Bible College and Seminary, (U.S.
                                Bank, N.A. LOC), 1.960%, 11/4/2004                            6,825,000
      4,820,000                 Clinton County, NY IDA, Bombardier Project
                                (Series 1998-B), (HSBC Bank USA LOC), 2.250%,
                                11/4/2004                                                     4,820,000
      922,337                   Clyde Manor LP, (Huntington National Bank,
                                Columbus, OH LOC), 2.180%, 11/4/2004                          922,337
      4,515,000                 Colonie, NY IDA, Mechanical Technology, Inc.
                                Project (Series 1998 A), (Key Bank, N.A. LOC),
                                2.010%, 11/4/2004                                             4,515,000
      885,000                   Colorado Health Facilities Authority,
                                Development Disabilities Resource Center
                                (Series 1998-C1), (Bank One N.A. (Chicago)
                                LOC), 1.870%, 11/4/2004                                       885,000
      2,025,000                 Columbia County, GA Development Authority,
                                Series 1993, (SunTrust Banks, Inc. LOC),
                                1.930%, 11/3/2004                                             2,025,000
      11,535,000                Community Centre Group of Cos., (Comerica Bank
                                LOC), 2.060%, 11/4/2004                                       11,535,000
      35,000,000                Cook County, IL, Series 2002 A, 1.99%, 11/3/2004              35,000,000
      6,430,000                 Crane Plastics Siding LLC, Series 2000, (Bank
                                One N.A. (Chicago) LOC), 2.180%, 11/4/2004                    6,430,000
      5,060,000                 Cruiser Properties LLC, (Series 1999),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.230%, 11/4/2004                                             5,060,000
      11,960,000                Cunat Capital Corp., (U.S. Bank, N.A. LOC),
                                1.960%, 11/4/2004                                             11,960,000
      4,585,000                 Damascus Co. Ltd., (Series 1998), (Huntington
                                National Bank, Columbus, OH LOC), 2.17%,
                                11/4/2004                                                     4,585,000
      14,400,000                Decatur, AL IDB, Bailey-PVS Oxides Project
                                (Series 1998), (SunTrust Bank LOC), 2.130%,
                                11/4/2004                                                     14,400,000
      60,000,000                Dexia Bank, Belgium, 1.765%, 11/2/2004                        59,993,623
      2,910,000                 Die-Matic Corp., (Huntington National Bank,
                                Columbus, OH LOC), 2.230%, 11/4/2004                          2,910,000
      3,135,000                 Double H Plastics, Inc., (Series 1998),
                                (Wachovia Bank N.A. LOC), 2.030%, 11/3/2004                   3,135,000
      2,100,000                 EPCO Carbondioxide Products, Inc., Series 2000,
                                (Amsouth Bank N.A., Birmingham LOC), 2.130%,
                                11/4/2004                                                     2,100,000
      7,500,000                 Eagle Tool and Machine, (Bank One N.A.
                                (Chicago) LOC), 1.870%, 11/4/2004                             7,500,000
      6,485,000                 Elsinore Properties LP, (Series 1998), (Fifth
                                Third Bank, Cincinnati LOC), 1.960%, 11/4/2004                6,485,000
      6,300,000                 Fairpoint Regional Utility System, Inc.,
                                (Amsouth Bank N.A., Birmingham LOC), 2.060%,
                                11/4/2004                                                     6,300,000
      11,065,000                Faison-City Plaza LP, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                            11,065,000
      2,000,000                 G.M.H. Enterprises, Inc., (Series 1995),
                                (National City Bank, Ohio LOC), 1.960%,
                                11/4/2004                                                     2,000,000
      14,460,000                Galasso Materials LLC and Galasso Holdings LLC,
                                (Series 1998), (Key Bank, N.A. LOC), 1.950%,
                                11/4/2004                                                     14,460,000
      15,000,000                Garlands of Barrington Lenders, Inc., Series
                                2002-A, (Bank One N.A. (Chicago) LOC), 1.870%,
                                11/4/2004                                                     15,000,000
      20,000,000                Garlands of Barrington Lenders, Inc., Series
                                2002-B, (Bank One N.A. (Chicago) LOC), 1.870%,
                                11/4/2004                                                     20,000,000
      15,000,000                Garlands of Barrington Lenders, Inc., Series
                                2002-C, (Bank One N.A. (Chicago) LOC), 1.870%,
                                11/4/2004                                                     15,000,000
      485,000                   Gerken Materials, Inc., Series 1995,
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             485,000
      640,000                   Gerken Materials, Inc., Series 1997,
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             640,000
      24,100,000                Greene County Development Authority, Reynolds
                                Lodge, LLC Series 2000 A, (U.S. Bank, N.A.
                                LOC), 1.980%, 11/3/2004                                       24,100,000
      12,565,000                Greene County Development Authority, Reynolds
                                Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC),
                                1.930%, 11/3/2004                                             12,565,000
      1,525,000                 Grote Family LP, (Huntington National Bank,
                                Columbus, OH LOC), 2.180%, 11/4/2004                          1,525,000
      6,030,000                 H & P Holdings LLC, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                            6,030,000
      215,000,000     2,3       HBOS Treasury Services PLC, 1.750%,11/22/2004                 215,000,000
      351,000,000               HBOS Treasury Services PLC, 1.961%, 12/24/2004                351,000,000
      8,695,000                 Hamilton Farm Bureau Cooperative, Inc., (Series
                                1999), (Huntington National Bank, Columbus, OH
                                LOC), 2.22%, 11/4/2004                                        8,695,000
      18,330,000                Healthcare Funding LLC, Series 1998 A,
                                (National City Bank, Michigan/Illinois LOC),
                                1.930%, 11/4/2004                                             18,330,000
      10,750,000                Hillcrest Investments LLC, (Wachovia Bank N.A.
                                LOC), 1.950%, 11/3/2004                                       10,750,000
      3,615,000                 Historical Preservation Authority of
                                Birmingham, (Series 1993), (Amsouth Bank N.A.,
                                Birmingham LOC), 2.080%, 11/4/2004                            3,615,000
      4,025,000                 J.P. Plymouth Properties LLC, (Series 1999),
                                (Standard Federal Bank, N.A. LOC), 2.16%,
                                11/3/2004                                                     4,025,000
      5,800,000                 J.W. Harris, (Series 1999 & 2000), (Fifth Third
                                Bank, Cincinnati LOC), 1.960%, 11/4/2004                      5,800,000
      15,000,000                Kansas City, MO Tax Increment Financing
                                Commission, President Hotel, (Insured by MBIA
                                Insurance Corp.), 2.010%, 11/4/2004                           15,000,000
      3,305,000                 Kings Creek Country Club, Inc., (Series 1997),
                                (Wachovia Bank N.A. LOC), 2.080%, 11/3/2004                   3,305,000
      1,995,000                 L.H. Kroh, Inc., (Series 1998), (Wachovia Bank
                                N.A. LOC), 2.080%, 11/3/2004                                  1,995,000
      2,315,000                 Lincoln Park, (Bank One N.A. (Chicago) LOC),
                                2.000%, 11/4/2004                                             2,315,000
      5,165,000       2,3       Los Angeles, CA, MERLOT Series 2000 A (H&H
                                Theatre), (Wachovia Bank N.A. LOC), 2.060%,
                                11/3/2004                                                     5,165,000
      48,150,000                MPAR, Inc., (Amsouth Bank N.A., Birmingham
                                LOC), 2.090%, 11/4/2004                                       48,150,000
      4,520,000                 Mack Industries, Inc., (Series 1998),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             4,520,000
      490,000                   Madison, WI Community Development Authority,
                                Series 1997-B Hamilton Point Apts., (Bank One
                                N.A. (Chicago) LOC), 2.22%, 11/4/2004                         490,000
      12,525,000                Maryland State Economic Development Corp.,
                                Human Genome Sciences Series 1999B, (Wachovia
                                Bank N.A. LOC), 2.060%, 11/2/2004                             12,525,000
      19,355,000                Massachusetts Development Finance Agency,
                                (JPMorgan Chase Bank LOC), 1.930%, 11/3/2004                  19,355,000
      5,250,000                 Massachusetts HEFA, (Comerica Bank LOC),
                                2.100%, 11/4/2004                                             5,250,000
      1,295,000                 McClellan Management, Inc., Genoa Healthcare
                                Center Project, (Series 1999), (Fifth Third
                                Bank, Cincinnati LOC), 2.190%, 11/4/2004                      1,295,000
                                Mercantile Safe Deposit & Trust Co., Baltimore,
      35,000,000                1.910% - 1.943%, 11/22/2004 - 11/24/2004                      35,000,000
      233,000                   Midwest Funding Corp., Series 1991-C, (Bank One
                                N.A. (Columbus) LOC), 1.870%, 11/4/2004                       233,000
      2,071,000                 Midwest Funding Corp., Series 1992-B, (Bank One
                                N.A. (Columbus) LOC), 1.870%, 11/4/2004                       2,071,000
      12,675,000                Milo C. Ritton and Superior Petroleum Co.,
                                Series 2002, (National City Bank, Pennsylvania
                                LOC), 1.960%, 11/4/2004                                       12,675,000
      9,220,000                 Mississippi Business Finance Corp., (Regions
                                Bank, Alabama LOC), 2.130%, 11/4/2004                         9,220,000
      4,800,000                 Mississippi Business Finance Corp., Howard
                                Industries, Inc. Series 1997, (Amsouth Bank
                                N.A., Birmingham LOC), 2.00%, 11/4/2004                       4,800,000
      10,000,000                Mississippi Business Finance Corp., Kohler
                                Project, (Wachovia Bank N.A. LOC), 1.960%,
                                11/4/2004                                                     10,000,000
      17,000,000                Mississippi Business Finance Corp., Series 1994
                                Georgia Gulf, (Wachovia Bank N.A. LOC), 1.950%,
                                11/3/2004                                                     17,000,000
      10,790,000                Mississippi Business Finance Corp., VC Regional
                                Assembly & Manufacturing LLC., (JPMorgan Chase
                                Bank LOC), 1.960%, 11/3/2004                                  10,790,000
      12,365,000                North Oaks Partnership, (Series 1998), (Lasalle
                                Bank, N.A. LOC), 2.000%, 11/4/2004                            12,365,000
      83,800,000                Novant Health, Inc., Series 1997, (Wachovia
                                Bank N.A. LOC), 1.950%, 11/3/2004                             83,800,000
      3,859,000                 Oceana County Freezer Storage, Inc., (Series
                                1998), (Huntington National Bank, Columbus, OH
                                LOC), 2.280%, 11/4/2004                                       3,859,000
      975,000                   Oceana County Freezer Storage, Inc., SERIES
                                1999, (Huntington National Bank, Columbus, OH
                                LOC), 2.17%, 11/4/2004                                        975,000
      11,290,000                Ohio Waste Development Authority Solid Waste,
                                Bailey-PVS Oxides, LLC (Series 1998), (Key
                                Bank, N.A. LOC), 1.950%, 11/4/2004                            11,290,000
      1,045,000                 PV Communications, Inc., Series 1998,
                                (Huntington National Bank, Columbus, OH LOC),
                                2.230%, 11/4/2004                                             1,045,000
      11,000,000                Park Street Properties I LLC, University of
                                Wisconsin - Madison Projects, (U.S. Bank, N.A.
                                LOC), 1.96%, 11/4/2004                                        11,000,000
      6,650,000                 Physicians Real Estate LLP, (Wells Fargo Bank
                                Minnesota N.A. LOC), 2.100%, 11/3/2004                        6,650,000
      15,000,000                Pitney Roads Partners LLC, Series 2003 - A,
                                (Fleet National Bank LOC), 2.040%, 11/4/2004                  15,000,000
      6,180,000                 Portsmouth, VA IDA, (Bank of America N.A. LOC),
                                2.000%, 11/3/2004                                             6,180,000
      1,455,000                 R.M.D.H. Properties LLC, (Huntington National
                                Bank, Columbus, OH LOC), 2.180%, 11/4/2004                    1,455,000
      7,615,000                 Roby Co. Ltd. Partnership, (Huntington National
                                Bank, Columbus, OH LOC), 2.180%, 11/4/2004                    7,615,000
      9,655,000                 Rollins College, Series 1998, (SunTrust Bank
                                LOC), 1.930%, 11/3/2004                                       9,655,000
      8,850,000                 Rooker, J.W., (Wachovia Bank N.A. LOC), 1.950%,
                                11/3/2004                                                     8,850,000
      90,000,000                Royal Bank of Scotland PLC, Edinburgh, 1.788%,
                                11/9/2004                                                     89,983,618
      46,700,000                SGM Funding Corp., (U.S. Bank, N.A. LOC),
                                1.960%, 11/4/2004                                             46,700,000
      19,000,000                Salvation Army, Series 2004-A, (Bank of New
                                York LOC), 1.960%, 11/4/2004                                  19,000,000
      4,110,000                 Savannah, GA Housing Authority, (SunTrust Bank                4,110,000
                                LOC), 1.980%, 11/3/2004
      2,891,000                 Sawmill Creek Lodge Co., (Series 1996), (Fifth
                                Third Bank, Cincinnati LOC), 1.960%, 11/4/2004                2,891,000
      18,500,000                Seeber USA LLP, Series 2000, (Wachovia Bank
                                N.A. LOC), 1.950%, 11/3/2004                                  18,500,000
      150,000,000               Societe Generale, Paris, 1.793% - 1.816%,
                                11/10/2004 - 11/17/2004                                       149,992,007
      11,940,000                Spira Millenium LLC, Series 2001, (Fleet
                                National Bank LOC), 1.950%, 11/4/2004                         11,940,000
      56,640,000                Spitzer Group, (Bank One N.A. (Columbus) LOC),
                                1.870%, 11/4/2004                                             56,640,000
      4,080,000                 Springfield Ltd. Partnership, (UBS AG LOC),
                                1.870%, 11/4/2004                                             4,080,000
      1,350,000                 St. Paul, MN Port Authority, Bix Fruit Co.
                                (Series 1998-B), (Marshall & Ilsley Bank,
                                Milwaukee LOC), 2.210%, 11/4/2004                             1,350,000
      2,150,000                 St. Paul, MN Port Authority, National Checking
                                Co. Project (Series 1998-B), (U.S. Bank, N.A.
                                LOC), 2.110%, 11/4/2004                                       2,150,000
      14,430,000                Suffolk County, NY IDA, (Fleet National Bank
                                LOC), 2.010%, 11/3/2004                                       14,430,000
      70,000,000                SunTrust Bank, 2.020%, 1/4/2005                               70,023,949
      3,360,000                 TNT Co., (Series 1998), (Huntington National
                                Bank, Columbus, OH LOC), 2.17%, 11/4/2004                     3,360,000
      102,000,000               Taxable Floating Rate Notes, Series 2002-H1,
                                Becker, MN PCRB, (Bank of New York Swap
                                Agreement), 2.089%, 11/3/2004                                 102,000,000
      45,000,000      2,3       Thorn Finance S.A., (JPMorgan Chase Bank Swap
                                Agreement), 1.919%, 12/22/2004                                45,000,000
      515,000                   Trap Rock Industries, Inc., Series 1997,
                                (Wachovia Bank N.A. LOC), 1.980%, 11/3/2004                   515,000
      2,325,000                 Van Wyk Enterprises, Inc., (Series 1998-A),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             2,325,000
      365,000                   Van Wyk Enterprises, Inc., (Series 1998-C),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             365,000
      3,075,000                 Van Wyk Enterprises, Inc., (Series 1998-D),
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             3,075,000
      860,000                   Van Wyk, Bruce M., (Series 1998), (Huntington
                                National Bank, Columbus, OH LOC), 2.180%,
                                11/4/2004                                                     860,000
      9,300,000                 Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth
                                Bank N.A., Birmingham LOC), 2.090%, 11/4/2004                 9,300,000
      10,743,000                Virginia Health Services, Inc., (Wachovia Bank
                                N.A. LOC), 1.950%, 11/3/2004                                  10,743,000
      574,000                   Vista Funding Corp., (Bank One N.A. (Columbus)
                                LOC), 1.900%, 11/4/2004                                       574,000
      1,516,000                 Vista Funding Corp., Series 1994-A, (Fifth
                                Third Bank, Cincinnati LOC), 1.900%, 11/4/2004                1,516,000
      5,000,000                 Vista Funding Corp., Series 1995-D, (Fifth
                                Third Bank, Cincinnati LOC), 1.900%, 11/4/2004                5,000,000
      1,410,000                 Vista Funding Corp., Series 1998-B, (Fifth
                                Third Bank, Cincinnati LOC), 1.960%, 11/4/2004                1,410,000
      1,465,000                 Vulcan, Inc., (Amsouth Bank N.A., Birmingham
                                LOC), 2.090%, 11/4/2004                                       1,465,000
      876,431                   Wauseon Manor II LP, (Huntington National Bank,
                                Columbus, OH LOC), 2.180%, 11/4/2004                          876,431
      263,000,000               Wells Fargo & Co., 1.860% - 1.938%, 11/2/2004 -               263,000,000
                                11/15/2004
      11,075,000                Western Reserve Masonic Community, Inc.,
                                (Guaranteed by JPMorgan Chase Bank), 2.060%,
                                11/4/2004                                                     11,075,000
      25,000,000                Westpac Banking Corp. Ltd., Sydney, 1.850%,
                                12/13/2004                                                    25,000,000
      1,665,000                 Wexner Heritage House, Series 2000, (Huntington
                                National Bank, Columbus, OH LOC), 2.180%,
                                11/4/2004                                                     1,665,000
      11,260,000                Whetstone Care Center LLC, Series 1998, (Fifth
                                Third Bank, Cincinnati LOC), 2.060%, 11/4/2004                11,260,000
      955,000                   White Brothers Properties, Series 1996,
                                (Huntington National Bank, Columbus, OH LOC),
                                2.180%, 11/4/2004                                             955,000
      4,300,000                 Willacoochee, City of, Development Authority,
                                Longboard, Inc. Project (Series 1997),
                                (Wachovia Bank N.A. LOC), 1.930%, 11/3/2004                   4,300,000
      5,475,000                 William Morris Realty Montgomery LLC, (Amsouth
                                Bank N.A., Birmingham LOC), 2.090%, 11/4/2004                 5,475,000
      35,420,000                World Wildlife Fund, Inc., Series 2000 B,
                                (AMBAC INS), 1.980%, 11/4/2004                                35,420,000
      1,710,000                 YMCA of Central OH, (Huntington National Bank,
                                Columbus, OH LOC), 2.180%, 11/4/2004                          1,710,000
                                Total                                                         3,534,575,932
                                Brokerage--6.3%
      240,000,000     2,3       Merrill Lynch & Co., Inc., 2.006%, 11/12/2004                 240,001,807
      103,500,000               Merrill Lynch & Co., Inc., 1.840% - 2.299%,
                                11/4/2004 - 1/28/2005                                         103,574,809
      737,900,000               Morgan Stanley, 1.840% - 1.961%, 11/1/2004 -
                                12/6/2004                                                     737,912,653
      110,000,000               Morgan Stanley, Dean Witter (Series C), 1.990%,
                                11/15/2004                                                    110,023,122
                                Total                                                         1,191,512,391
                                Electrical Equipment--0.3%
      3,110,000                 Alabama State IDA, General Electric Project,
                                (General Electric Co. LOC), 1.930%, 11/4/2004                 3,110,000
      63,810,364                Northwest Airlines, Inc., (Guaranteed by
                                General Electric Co.), 1.950%, 11/1/2004                      63,810,364
                                Total                                                         66,920,364
                                Finance - Commercial--2.9%
      41,000,000                GE Life and Annuity Assurance Co., (Guaranteed
                                by General Electric Capital Corp.), 1.880%,
                                12/1/2004                                                     41,000,000
      70,000,000                General Electric Capital Corp., 1.760%,
                                11/12/2004                                                    70,030,534
      436,100,000     2,3       General Electric Capital Corp., 1.958% -1.989%,
                                11/9/2004 - 11/17/2004                                        436,100,000
                                Total                                                         547,130,534
                                Finance - Securities--6.2%
      572,000,000     2,3       K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.690%
                                - 1.933%, 11/2/2004 - 12/15/2004                              571,992,247
      25,000,000                Sigma Finance, Inc., (Guaranteed by Sigma
                                Finance Corp.), 1.820%, 11/15/2004                            24,994,725
      588,000,000     2,3       Sigma Finance, Inc., (Guaranteed by Sigma
                                Finance Corp.), 1.730% - 1.930%, 11/1/2004 -
                                11/25/2004                                                    587,989,851
                                Total                                                         1,184,976,823
                                Government Agency--0.3%
      7,945,000                 Direct One Funding Corp., (Federal National
                                Mortgage Association LOC), 1.93%, 11/4/2004                   7,945,000
      47,265,000                Direct One Funding Corp., Sexton Properties LP
                                (Series 2000), (Federal National Mortgage
                                Association LOC), 1.93%, 11/4/2004                            47,265,000
      5,350,000                 Grand Pointe II Ltd. Partnership, Series 1999
                                Globe Apartments, (Federal Home Loan Bank of
                                Indianapolis LOC), 2.12%, 11/4/2004                           5,350,000
                                Total                                                         60,560,000
                                Insurance--5.2%
      23,200,000                Albuquerque, NM, Series 2000 A, (Insured by
                                MBIA Insurance Corp.), 1.960%, 11/3/2004                      23,200,000
      85,000,000                Allstate Life Insurance Co., 1.980% - 1.990%,                 85,000,000
                                11/1/2004
      50,000,000                Hartford Life Insurance Co., 1.863% - 1.960%,
                                11/1/2004 - 12/1/2004                                         50,000,000
      86,000,000                Jackson National Life Insurance Co., 2.000%,
                                11/22/2004                                                    86,000,000
      170,000,000     2,3       MBIA Global Funding LLC, (Insured by MBIA
                                Insurance Corp.), 1.810% - 1.930%, 11/5/2004 -
                                11/29/2004                                                    170,000,000
      105,000,000               Metropolitan Life Insurance Co., 1.854% -
                                2.146%, 11/1/2004 - 1/3/2005                                  105,000,000
      117,000,000               Monumental Life Insurance Co., 1.921% - 2.010%,
                                11/1/2004 - 11/30/2004                                        117,000,000
      123,000,000               New York Life Insurance Co., 1.890%, 11/26/2004               123,000,000
      100,000,000               Transamerica Occidental Life Insurance Co.,
                                2.146%, 1/3/2005                                              100,000,000
      121,000,000               Travelers Insurance Co., 1.830% - 2.060%,
                                11/22/2004 - 12/24/2004                                       121,000,000
                                Total                                                         980,200,000
                                Total Notes - Variable                                        7,565,876,044
                                Time Deposits--4.9%
                                Banking--4.9%
      250,000,000               Canadian Imperial Bank of Commerce, 1.750%,
                                11/1/2004                                                     250,000,000
      190,000,000               Chase Manhattan Bank (USA) N.A., Wilmington,
                                1.812%, 11/1/2004                                             190,000,000
      140,000,000               Deutsche Bank AG, 1.875%, 11/1/2004                           140,000,000
      150,000,000               Marshall & Ilsley Bank, Milwaukee, 1.775%,
                                11/1/2004                                                     150,000,000
      200,000,000               Societe Generale, Paris, 1.875%, 11/1/2004                    200,000,000
                                Total Time Deposits                                           930,000,000
                                Mutual Funds--1.0%
                                Asset Management--1.0%
      80,000,000                AIM Short-Term Investments Co. Liquid Assets
                                Portfolio                                                     80,000,000
      75,000,000                Nations Money Market Reserves, 1.645%                         75,000,000
      40,059,291                Scudder Money Market Institutional Shares                     40,059,291
                                Total Mutual Funds                                            195,059,291
                                Repurchase Agreements--4.0%
      30,000,000                Interest in $136,851,000 joint repurchase
                                agreement with J.P. Morgan Securities, Inc.,
                                1.650% dated 10/29/2004 to be repurchased at
                                $30,044,125 on 11/1/2004, collateralized by
                                U.S. Government Agency Obligations with various
                                maturities to 1/4/2005, collateral market value
                                $139,590,843                                                  30,000,000
      215,000,000               Interest in $500,000,000 joint repurchase
                                agreement with State Street Bank and Trust Co.,
                                1.740% dated 10/29/2004 to be repurchased at
                                $215,031,175 on 11/1/2004, collateralized by
                                U.S. Treasury Agency Obligations with various
                                maturities to 4/15/2028, collateral market
                                value $512,969,327                                            215,000,000
      50,000,000                Interest in $100,000,000 joint repurchase
                                agreement with UBS Securities LLC, 1.760% dated
                                10/29/2004 to be repurchased at $50,007,333 on
                                11/1/2004, collateralized by U.S. Government
                                Agency Obligations with various maturities to
                                9/15/2008, collateral market value $102,001,442               50,000,000
      424,755,000               Interest in $1,250,000,000 joint repurchase
                                agreement with Morgan Stanley & Co., Inc.,
                                1.800% dated 10/29/2004 to be repurchased at
                                $424,818,713 on 11/1/2004, collateralized by
                                U.S. Treasury Agency Obligations  with various
                                maturities to 11/15/2027, collateral market
                                value $1,288,451,405                                          424,755,000
      32,379,000                Interest in $1,400,000,000 joint repurchase
                                agreement with Countrywide Securities Corp.,
                                1.890% dated 10/29/2004 to be repurchased at
                                $32,384,100 on 11/1/2004, collateralized by
                                U.S. Government Agency Obligations with various
                                maturities to 3/1/2044, collateral market value
                                $1,441,499,470                                                32,379,000
                                Total Repurchase Agreements                                   752,134,000
                                Total Investments--99.9% (at amortized cost)5                 18,968,179,422
                                Other assets and liabilities--net--0.1%                       18,563,258
                                Total Net assets--100%                                   $    18,986,742,680

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $4,801,121,213 which represents 25.3% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria  approved by the Fund's Board
     of  Trustees.   At  October  31,  2004,   these   securities   amounted  to
     $4,801,121,213 which represents 25.3% of total net assets.

4    Current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
HEFA        --Health and Education Facilities Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LOC         --Letter of Credit
PCRB        --Pollution Control Revenue Bond


















Prime Value Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

      Principal
      Amount                                                                             Value
                                Asset-Backed Securities--1.3%
                                Finance - Automotive--1.1%
$     38,762,478                Capital One Prime Auto Receivables Trust
                                2004-2, Class A1, 1.687%, 7/15/2005                $     38,762,478
      20,187,067                DaimlerChrysler Auto Trust 2004-B, Class
                                A1, 1.720%, 8/8/2005                                     20,187,067
      12,788,527                Household Automotive Trust 2004-1, Class
                                A1, 1.693%, 7/18/2005                                    12,788,527
      24,103,048                USAA Auto Owner Trust 2004-2, Class A1,
                                1.660%, 7/15/2005                                        24,103,048
      918,046                   WFS Financial Owner Trust 2004-2, Class
                                A1, 1.167%, 5/20/2005                                    918,046
      15,000,000                WFS Financial Owner Trust 2004-4, Class
                                A1, 2.088%, 11/17/2005                                   15,000,000
                                TOTAL                                                    111,759,166
                                Finance - Equipment--0.2%
      9,871,029                 CIT Equipment Collateral 2004-DFS, Class
                                A1, 2.095%, 10/20/2005                                   9,871,029
      13,118,772                CIT Equipment Collateral 2004-EF1, Class
                                A1, 1.630%, 7/15/2005                                    13,118,772
                                TOTAL                                                    22,989,801
                                TOTAL ASSET-BACKED SECURITIES                            134,748,967
                                Certificates Of Deposit--6.7%
                                Banking--6.7%
      100,000,000               Abbey National Treasury Services PLC,
                                1.360%, 2/3/2005                                         99,998,716
      38,000,000                Calyon, Paris, 1.225% - 1.620%, 11/15/2004
                                - 12/31/2004                                             38,002,224
      50,000,000                DePfa Bank PLC, 1.180%, 11/17/2004                       50,000,000
      85,000,000                Deutsche Bank AG, 1.250%, 12/29/2004                     85,004,358
      45,000,000                Fifth Third Bank, Cincinnati, 1.225%,
                                3/18/2005                                                44,998,309
      17,500,000                Huntington National Bank, Columbus, OH,
                                2.020%, 3/18/2005                                        17,500,000
      50,000,000                Regions Bank, Alabama, 1.270%, 1/14/2005                 50,000,000
      75,000,000                Royal Bank of Canada, Montreal, 1.400% -
                                1.455%, 11/12/2004 - 2/8/2005                            74,999,783
      50,000,000                Royal Bank of Scotland PLC, Edinburgh,
                                1.400%, 2/8/2005                                         49,998,643
      31,000,000                Svenska Handelsbanken, Stockholm, 1.130%,
                                12/30/2004                                               31,000,993
      30,000,000                UBS AG, 1.115%, 12/31/2004                               30,000,248
      70,000,000                Washington Mutual Bank, F.A., 1.980% -
                                2.000%, 12/27/2004 - 1/10/2005                           70,000,000
      71,000,000                Wilmington Trust Co., 2.040%, 1/10/2005                  71,000,000
                                TOTAL CERTIFICATEs OF DEPOSIT                            712,503,274
                                Collateralized Loan Agreements--25.0%
                                Banking--8.3%
      60,000,000                CDC Financial Products, Inc., 1.925%,
                                11/1/2004                                                60,000,000
      250,000,000               Deutsche Bank Securities, Inc., 2.005%,
                                11/1/2004                                                250,000,000
      231,700,000               Greenwich Capital Markets, Inc., 2.000%,
                                11/1/2004                                                231,700,000
      59,000,000                J.P. Morgan Securities, Inc., 1.975%,
                                11/1/2004                                                59,000,000
      275,000,000               Wachovia Securities, Inc., 1.955%,
                                11/1/2004                                                275,000,000
                                TOTAL                                                    875,700,000
                                Brokerage--16.7%
      338,000,000               Bear Stearns Cos., Inc., 2.025%, 11/1/2004               338,000,000
      370,000,000               Citigroup Global Markets Inc., 1.975%,
                                11/1/2004                                                370,000,000
      133,000,000               Goldman Sachs Group, Inc., 2.025% -
                                2.425%, 11/1/2004 - 4/25/2005                            133,000,000
      199,000,000               Lehman Brothers Holdings, Inc., 2.025%,
                                11/1/2004                                                199,000,000
      100,000,000               Lehman Brothers, Inc., 2.055%, 11/1/2004                 100,000,000
      275,000,000               Merrill Lynch & Co., Inc., 2.025%,
                                11/1/2004                                                275,000,000
      159,000,000               Merrill Lynch, Pierce, Fenner and Smith,
                                1.955% - 2.025%, 11/1/2004                               159,000,000
      200,000,000               Morgan Stanley & Co., Inc., 1.955%,
                                11/1/2004                                                200,000,000
                                TOTAL                                                    1,774,000,000
                                TOTAL COLLATERALIZED LOAN AGREEMENTS                     2,649,700,000
                                Commercial Paper--11.1%1
                                Aerospace / Auto--1.1%
      121,300,000      2,3      Volkswagen of America, Inc., (Guaranteed
                                by Volkswagen AG), 1.810% - 1.820%,
                                11/1/2004 - 11/23/2004                                   121,293,214
                                Banking--2.2%
      52,000,000                Bank of America Corp., 2.140%, 4/6/2005                  51,517,787
      107,027,000      2,3      Bavaria TRR Corp., (Bayerische
                                Hypotheken-und Vereinsbank AG Swap
                                Agreement), 1.670% - 2.070%, 11/4/2004 -
                                1/18/2005                                                106,813,628
      25,000,000                KBC Financial Products International Ltd.,
                                (Guaranteed by KBC Bank N.V.), 1.850%,
                                2/8/2005                                                 24,872,812
      50,000,000       2,3      Picaros Funding LLC, (Guaranteed by KBC
                                Bank N.V.), 1.890%, 12/7/2004                            49,905,500
                                TOTAL                                                    233,109,727
                                Finance - Automotive--1.9%
      107,900,000               DaimlerChrysler North America Holding
                                Corp., 1.860% - 2.080%, 11/15/2004 -
                                1/11/2005                                                107,643,814
      96,695,000                FCAR Auto Loan Trust, (A1+/P1 Series),
                                1.600% - 2.010%, 11/5/2004 - 3/8/2005                    96,461,221
                                TOTAL                                                    204,105,035
                                Finance - Commercial--0.1%
      10,000,000                CIT Group, Inc., 2.100%, 3/15/2005                       9,921,833
                                Finance - Equipment--0.2%
      19,500,000                John Deere Bank S.A., (Guaranteed by John
                                Deere Capital Corp.), 1.850% - 1.870%,
                                11/4/2004 - 11/9/2004                                    19,494,118
                                Finance - Retail--1.6%
      110,000,000      2,3      Paradigm Funding LLC, 1.670% - 1.790%,
                                11/17/2004 - 1/10/2005                                   109,890,972
      60,000,000       2,3      PREFCO-Preferred Receivables Funding Co.,
                                1.710%, 12/10/2004                                       59,888,850
                                TOTAL                                                    169,779,822
                                Finance - Securities--1.6%
      136,000,000      2,3      Georgetown Funding Co. LLC, 1.820% -
                                1.950%, 11/4/2004 - 12/2/2004                            135,848,008
      31,100,000       2,3      K2 (USA) LLC, (Guaranteed by K2 Corp.),
                                2.110%, 3/31/2005                                        30,826,579
                                TOTAL                                                    166,674,587
                                Food & Beverage--0.4%
      37,500,000                Sara Lee Corp., 1.824%, 11/12/2004                       37,479,146
                                Machinery, Equipment, Auto--0.3%
      28,000,000                John Deere Capital Corp., (Deere & Co.
                                Support Agreement), 2.100% - 2.150%,
                                1/14/2005 - 1/19/2005                                    27,873,514
                                Retail--0.8%
      90,000,000       2,3      May Department Stores Co., 1.060% -
                                2.070%, 11/16/2004 - 1/11/2005                           89,733,133
                                Telecommunications--0.9%
      100,000,000               BellSouth Corp., 1.940% - 1.970%,
                                12/7/2004 - 12/27/2004                                   99,750,611
                                TOTAL COMMERCIAL PAPER                                   1,179,214,740
                                Corporate Bonds--0.6%
                                Finance - Retail--0.6%
      65,000,000                Countrywide Home Loans, Inc., 2.140%,
                                1/18/2005                                                65,008,825
                                Corporate Notes--2.0%
                                Finance - Securities--1.4%
      50,000,000       2,3      Beta Finance, Inc., (Guaranteed by Beta
                                Finance Corp.), 1.400%, 2/9/2005                         50,000,000
      95,000,000       2,3      K2 (USA) LLC, (Guaranteed by K2 Corp.),
                                1.310% - 1.350%, 2/10/2005 - 2/28/2005                   94,997,165
                                TOTAL                                                    144,997,165
                                Food & Beverage--0.2%
      22,500,000       2,3      McDonald's Corp., 4.545%, 3/7/2005                       22,739,106
                                Pharmaceuticals and Healthcare--0.4%
      40,000,000       2,3      Merck & Co., Inc., 4.484%, 2/22/2005                     40,393,265
                                TOTAL CORPORATE NOTES                                    208,129,536
                                Government Agencies--3.9%
                                Government Agency--3.9%
      260,000,000               Federal Home Loan Bank System, 1.300% -
                                1.600%, 2/28/2005 - 5/16/2005                            260,000,000
      103,284,000               Federal Home Loan Mortgage Corp., 1.825% -
                                3.875%, 2/15/2005 - 9/9/2005                             103,527,493
      55,000,000                Federal National Mortgage Association,
                                1.360%, 2/15/2005                                        55,000,000
                                TOTAL GOVERNMENT AGENCIES                                418,527,493
                                Loan Participations--1.8%
                                Aerospace / Auto--0.3%
      30,000,000                Johnson Controls, Inc., 1.740%, 11/30/2004               30,000,000
                                Chemicals--0.6%
      64,500,000                DuPont Teijin Films U.K. Ltd., (Guaranteed
                                by Du Pont (E.I.) de Nemours & Co.),
                                1.190% - 1.860%, 11/30/2004 - 12/29/2004                 64,500,000
                                Electrical Equipment--0.3%
      28,000,000                Mt. Vernon Phenol Plant Partnership,
                                (Guaranteed by General Electric Co.),
                                1.910%, 5/19/2005                                        28,000,000
                                Finance - Automotive--0.6%
      67,000,000                General Motors Acceptance Corp., Mortgage
                                of PA, (Guaranteed by General Motors
                                Acceptance Corp.), 2.390%, 11/1/2004                     67,000,000
                                TOTAL LOAN PARTICIPATIONS                                189,500,000
                                Notes - Variable--39.9%4
                                Banking--24.0%
      1,650,000                 1901 4th Ave. Parking LLC, (Series 2004),
                                (First Commercial Bank, Birmingham, AL
                                LOC), 2.230%, 11/4/2004                                  1,650,000
      4,235,000                 4 C's LLC, (Series 1998), (Key Bank, N.A.
                                LOC), 1.950%, 11/4/2004                                  4,235,000
      2,530,000                 AC, Inc., (Series 2002), (Amsouth Bank
                                N.A., Birmingham LOC), 2.090%, 11/4/2004                 2,530,000
      90,000                    Alabama State IDA, (Wellborn Cabinet,
                                Inc.), Tax Revenue Bonds, (Fleet National
                                Bank LOC), 2.040%, 11/4/2004                             90,000
      5,775,000                 AlaTrade Foods LLC, (Series 2003),
                                (Amsouth Bank N.A., Birmingham LOC),
                                2.090%, 11/4/2004                                        5,775,000
      2,000,000                 Alexander Development I, LLC, (Series
                                2003), (Union Planters Bank, N.A.,
                                Memphis, TN LOC), 2.260%, 11/4/2004                      2,000,000
      1,800,000                 Avondale Commerce Park, Phase III LLP,
                                Phase III, (Amsouth Bank N.A., Birmingham
                                LOC), 2.090%, 11/4/2004                                  1,800,000
      4,760,000                 AW Mobile LLC, (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.41%, 11/5/2004               4,760,000
      8,500,000                 B.R. Williams Trucking, Inc., (Amsouth
                                Bank N.A., Birmingham LOC), 2.090%,
                                11/4/2004                                                8,500,000
      4,840,000                 Baramax LLC, (Series 2002), (Commerce Bank
                                N.A., Cherry Hill, NJ LOC), 2.159%,
                                11/10/2004                                               4,840,000
      3,645,000                 BBF LLC, (Series 2002), (First Commercial
                                Bank, Birmingham, AL LOC), 2.190%,
                                11/4/2004                                                3,645,000
      7,290,000                 Bethesda Country Club, Inc., (Series
                                1997), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      7,290,000
      18,750,000                Biddle Road Corp., (Series 2004),
                                (Wachovia Bank N.A. LOC), 2.010%, 11/4/2004              18,750,000
      1,025,000                 Bissett,William K. and Sheryl B.,
                                Multi-Option Adjustable Rate Notes,
                                (Huntington National Bank, Columbus, OH
                                LOC), 2.180%, 11/4/2004                                  1,025,000
      5,775,000                 Blue Family Holdings LLC, (First
                                Commercial Bank, Birmingham, AL LOC),
                                2.230%, 11/4/2004                                        5,775,000
      254,000,000      2,3      Blue Heron Funding III, Inc., (Series 3A),
                                (Guaranteed by WestLB AG (Guaranteed)),
                                1.970%, 11/26/2004                                       254,000,000
      92,000,000       2,3      Blue Heron Funding V-A Ltd., Class A-2,
                                (Guaranteed by WestLB AG (Guaranteed)),
                                1.970%, 11/26/2004                                       92,000,000
      1,960,000                 Bluff City Buick, Inc., (Amsouth Bank
                                N.A., Birmingham LOC), 2.090%, 11/4/2004                 1,960,000
      4,485,000                 BMW Investments, Inc., (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.31%, 11/5/2004               4,485,000
      1,990,000                 Bon Secour Ltd., (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       1,990,000
      6,185,000                 Bond Holdings LP, (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.090%, 11/5/2004              6,185,000
      9,500,000                 Brittany Bay Partners II Ltd., (Series
                                2002), (Amsouth Bank N.A., Birmingham
                                LOC), 2.140%, 11/4/2004                                  9,500,000
      6,325,000                 Brumfield Properties, Inc., (Amsouth Bank
                                N.A., Birmingham LOC), 2.000%, 11/4/2004                 6,325,000
      8,570,000                 Callaway Gardens Resort, Inc., (Columbus
                                Bank and Trust Co., GA LOC), 2.230%,
                                11/4/2004                                                8,570,000
      50,000,000                Calyon, Paris, 1.793%, 11/15/2004                        49,987,714
      1,420,000                 Campbell Enterprises, (Huntington National
                                Bank, Columbus, OH LOC), 2.230%, 11/4/2004               1,420,000
      12,168,000                Capital One Funding Corp., (Bank One N.A.
                                (Chicago) LOC), 1.870%, 11/4/2004                        12,168,000
      16,594,000                Capital One Funding Corp., (Bank One N.A.
                                (Columbus) LOC), 1.870%, 11/4/2004                       16,594,000
      2,614,000                 Capital One Funding Corp., (Series
                                1996-C), (Bank One N.A. (Columbus) LOC),
                                1.870%, 11/4/2004                                        2,614,000
      3,470,000                 Cattail Creek Country Club, (Series 1999),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      3,470,000
      2,849,000                 CC Properties LLC, (Series 2002 A), Ronald
                                & Phyllis Coleman, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       2,849,000
      3,644,000                 CC Properties LLC, (Series 2002 B), Thomas
                                & Carolyn Coleman, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       3,644,000
      6,200,000                 Centra State Medical Arts Building LLC,
                                (Commerce Bank N.A., Cherry Hill, NJ LOC),
                                2.109%, 11/11/2004                                       6,200,000
      5,010,000                 Century Drive Associates, (Series 2001),
                                (Commerce Bank N.A., Cherry Hill, NJ LOC),
                                2.109%, 11/10/2004                                       5,010,000
      20,500,000                Charlie N. McGlamry, (Series 2003),
                                (Columbus Bank and Trust Co., GA LOC),
                                2.230%, 11/4/2004                                        20,500,000
      4,200,000                 Christian Life Assembly of the Assemblies
                                of God, (Series 2003), (Fulton Bank LOC),
                                2.140%, 11/4/2004                                        4,200,000
      11,605,000                Church at Brook Hills, (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.260%, 11/5/2004              11,605,000
      4,900,000                 Clark-Holder Clinic, PA, (Columbus Bank
                                and Trust Co., GA LOC), 2.180%, 11/4/2004                4,900,000
      4,850,000                 Columbus, GA Development Authority,
                                Woodmont Properties, LLC, (Series 2000),
                                (Columbus Bank and Trust Co., GA LOC),
                                2.030%, 11/4/2004                                        4,850,000
      3,400,000                 Commerce Towers LLC, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       3,400,000
      6,750,000                 Commercial Contractors, Inc., (Series
                                1998), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      6,750,000
      8,850,000                 Consolidated Publishing Co., Inc.,
                                (SouthTrust Bank of Alabama, Birmingham
                                LOC), 2.310%, 11/5/2004                                  8,850,000
      1,380,000                 Continental Downtown Properties,
                                (Huntington National Bank, Columbus, OH
                                LOC), 2.180%, 11/4/2004                                  1,380,000
      6,840,000                 Continental Downtown Properties, (Series
                                2000), (Huntington National Bank,
                                Columbus, OH LOC), 2.180%, 11/4/2004                     6,840,000
      8,550,000                 Cullman Shopping Center, Inc., (Series
                                2002), (First Commercial Bank, Birmingham,
                                AL LOC), 2.230%, 11/4/2004                               8,550,000
      5,165,000                 Dellridge Care Center LP, (Series 1997),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      5,165,000
      165,000,000      2,3      DePfa Bank PLC, 1.860%, 12/15/2004                       165,000,000
      6,860,000                 Dewberry IV LP, (Series 1997),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      6,860,000
      25,000,000                Dexia Bank, Belgium, 1.765%,11/2/2004                    24,997,343
      4,370,000                 DLR Investments, Inc., (Series 2000),
                                Ripley Crossing Project, (Bank One N.A.
                                (Chicago) LOC), 2.15%, 11/4/2004                         4,370,000
      7,500,000                 Drury Inns, Inc., (First Commercial Bank,
                                Birmingham, AL LOC), 2.000%, 11/4/2004                   7,500,000
      55,000                    Edgefield County, SC, (Series 1997),
                                (Bondex Inc Project), (HSBC Bank USA LOC),
                                2.250%, 11/4/2004                                        55,000
      3,425,000                 Engle Printing & Publishing,
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     3,425,000
      4,365,000                 Engle Printing & Publishing, (Series
                                2003), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     4,365,000
      7,180,000                 ERC Real Estate LLC, (Key Bank, N.A. LOC),
                                1.860%, 11/4/2004                                        7,180,000
      3,230,000                 First Baptist Church of Mt. Olive, (Series
                                2003), (Amsouth Bank N.A., Birmingham
                                LOC), 2.090%, 11/4/2004                                  3,230,000
      4,689,000                 First Baptist Church of West Monroe, LA,
                                (Series 2003), (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       4,689,000
      8,490,000                 Fountainhead Enterprises LLC, (Huntington
                                National Bank, Columbus, OH LOC), 2.180%,
                                11/4/2004                                                8,490,000
      2,999,000                 Frank Parsons Paper Co., Inc., (Series
                                1999), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     2,999,000
      6,350,000                 G&R Investments of Bay County LLC, (Series
                                2004), (Columbus Bank and Trust Co., GA
                                LOC), 2.230%, 11/4/2004                                  6,350,000
      3,505,000                 Gannett Fleming, Inc., (Series 2001),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     3,505,000
      1,870,000                 Gateway Foods, Inc., (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       1,870,000
      2,955,000                 Georgetown Real Estate Holdings Ltd.,
                                (SouthTrust Bank of Alabama, Birmingham
                                LOC), 2.260%, 11/1/2004                                  2,955,000
      5,825,000                 Georgia Crown Distributing Co., (Columbus
                                Bank and Trust Co., GA LOC), 2.000%,
                                11/4/2004                                                5,825,000
      3,140,000                 Gesmundo & Associates, Inc., (Series A),
                                (National City Bank, Michigan/Illinois
                                LOC), 1.930%, 11/4/2004                                  3,140,000
      6,990,000                 Green Clinic Management Co. LLC, (Regions
                                Bank, Alabama LOC), 2.110%, 11/4/2004                    6,990,000
      14,400,000                Greene County Development Authority,
                                Reynolds Lodge, LLC (Series 2000 A), (U.S.
                                Bank, N.A. LOC), 1.980%, 11/10/2004                      14,400,000
      1,935,000                 Greene County Development Authority,
                                Reynolds Lodge, LLC (Series 2000B), (U.S.
                                Bank, NA LOC), 1.930%, 11/10/2004                        1,935,000
      1,020,000                 Guilford Capital LLC, (Series 2002 - D),
                                (Regions Bank, Alabama LOC), 2.160%,
                                11/4/2004                                                1,020,000
      3,335,000                 Guilford Capital LLC, (Series 2002 - E),
                                (Regions Bank, Alabama LOC), 2.160%,
                                11/4/2004                                                3,335,000
      8,940,000                 H.C. Equities LP, (Wachovia Bank N.A.
                                LOC), 1.960%, 11/4/2004                                  8,940,000
      8,500,000                 Hanna Steel Corp., (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.260%, 11/5/2004              8,500,000
      12,600,000                Harris County, GA Development Authority,
                                (Columbus Bank and Trust Co., GA LOC),
                                2.230%, 11/4/2004                                        12,600,000
      4,540,000                 Hazlet Manor Associates, (Series 1998),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      4,540,000
      89,000,000       2,3      HBOS Treasury Services PLC,
                                1.750%,11/22/2004                                        89,000,000
      150,000,000               HBOS Treasury Services PLC, 1.830%-1.961%,
                                11/01/2004 - 12/24/2004                                  150,000,000
      8,870,000                 Healthcare Funding LLC, (Series 1999),
                                (National City Bank, Michigan/Illinois
                                LOC), 1.930%, 11/4/2004                                  8,870,000
      8,865,000                 Healthcare Network Properties LLC, (Series
                                A), (National City Bank, Michigan/Illinois
                                LOC), 1.930%, 11/4/2004                                  8,865,000
      8,580,000                 HFS Holdings LLC, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       8,580,000
      7,945,000                 HP Huntsville LLC, (Series 2003), (Amsouth
                                Bank N.A., Birmingham LOC), 2.090%,
                                11/4/2004                                                7,945,000
      17,680,000                ICS-Remington LLC, (First Commercial Bank,
                                Birmingham, AL LOC), 2.130%, 11/4/2004                   17,680,000
      810,000                   Ilsco Corp., (U.S. Bank, N.A. LOC),
                                1.960%, 11/4/2004                                        810,000
      3,595,000                 Indian Hills Country Club, (Series 2000),
                                (Amsouth Bank N.A., Birmingham LOC),
                                2.090%, 11/4/2004                                        3,595,000
      915,000                   J.W. Harris, (Series 1999 & 2000), (Fifth
                                Third Bank, Cincinnati LOC), 1.960%,
                                11/4/2004                                                915,000
      6,000,000                 Jack W. Kidd, (Series 2003), (First
                                Commercial Bank, Birmingham, AL LOC),
                                2.230%, 11/4/2004                                        6,000,000
      13,900,000                JFK Family Borrowing LLP, (Series 1997),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      13,900,000
      7,281,290                 Katie Realty LLC, (Series 2000),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     7,281,290
      3,735,000                 Kenwood Country Club, Inc., 5.10 (Series
                                1999), (U.S. Bank, N.A. LOC), 1.960%,
                                11/4/2004                                                3,735,000
      5,480,000                 Kress Building LLC, (Series 2004), (First
                                Commercial Bank, Birmingham, AL LOC),
                                2.230%, 11/4/2004                                        5,480,000
      4,000,000                 Lake Sherwood Senior Living Center LLC,
                                (Union Planters Bank, N.A., Memphis, TN
                                LOC), 2.380%, 11/4/2004                                  4,000,000
      6,720,000                 Lee County, FL IDA, Bonita Community
                                Health Center, (Series 1999B), (Fifth
                                Third Bank, Cincinnati LOC), 1.960%,
                                11/5/2004                                                6,720,000
      3,010,000                 Lincoln Park, (Bank One N.A. (Chicago)
                                LOC), 2.000%, 11/4/2004                                  3,010,000
      4,970,000                 M & C Holdings LLC, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       4,970,000
      4,855,000                 Mac Churchill Properties North Ltd.,
                                (Series 2002), (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.360%,
                                11/12/2004                                               4,855,000
      4,250,000                 Marion County, FL IDA, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.140%, 11/4/2004                       4,250,000
      10,800,000                Maryland Industrial Development Financing
                                Authority, Avalon Pharmaceutical, Inc.,
                                (Series 2003), (Manufacturers & Traders
                                Trust Co., Buffalo, NY LOC), 2.110%,
                                11/12/2004                                               10,800,000
      3,130,000                 Maryland Industrial Development Financing
                                Authority, Gen-Vec, Inc. Facility (Series
                                1999), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     3,130,000
      16,000,000                Maryland State Economic Development Corp.,
                                (Series 2001A), Human Genome Sciences,
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      16,000,000
      21,205,000                Maryland State Economic Development Corp.,
                                Human Genome (Series 1997), (Manufacturers
                                & Traders Trust Co., Buffalo, NY LOC),
                                2.060%, 11/2/2004                                        21,205,000
      2,805,000                 Mayer Properties LLP, (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.260%, 11/5/2004              2,805,000
      3,430,000                 McClatchy-Avondale Corp., (Series1999),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      3,430,000
      12,435,000                McCullough Oil Bond Issue LLC, (Series
                                2003), (Amsouth Bank N.A., Birmingham
                                LOC), 2.090%, 11/4/2004                                  12,435,000
      6,940,000                 McCullough Snappy Service Oil Co., Inc.,
                                (SouthTrust Bank of Alabama, Birmingham
                                LOC), 2.210%, 11/5/2004                                  6,940,000
      10,700,000                Mike Bowden, (Columbus Bank and Trust Co.,
                                GA LOC), 2.000%, 11/4/2004                               10,700,000
      4,265,000                 Miller, James & Deborah, (Series 1997),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      4,265,000
      319,000,000       2       MONET Trust, (Series 2000-1), (Dresdner
                                Bank AG, Frankfurt Swap Agreement),
                                2.030%, 12/28/2004                                       319,000,000
      2,835,000                 Montgomery, AL IDB, (SouthTrust Bank of
                                Alabama, Birmingham LOC), 2.000%, 11/4/2004              2,835,000
      10,025,000                Mountain Christian Church, (Series 2003),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     10,025,000
      3,935,000                 Neron Real Estate LLC, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       3,935,000
      6,675,000                 North American Gulf Terminals, Inc.,
                                (Series 2002), (Amsouth Bank N.A.,
                                Birmingham LOC), 2.180%, 11/4/2004                       6,675,000
      3,120,000                 Oaklawn Hospital, MI, (Series 2000 A),
                                (Standard Federal Bank, N.A. LOC), 2.059%,
                                11/10/2004                                               3,120,000
      4,750,000                 Old South Country Club, Inc., (Series
                                1999), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      4,750,000
      6,200,000                 Olive Baptist Church, Inc., (Amsouth Bank
                                N.A., Birmingham LOC), 2.090%, 11/4/2004                 6,200,000
      18,420,000                Omni, HC, Inc., (Columbus Bank and Trust
                                Co., GA LOC), 2.180%, 11/4/2004                          18,420,000
      2,664,500                 Orange Beach Marina, Inc., (Amsouth Bank
                                N.A., Birmingham LOC), 2.090%, 11/4/2004                 2,664,500
      8,250,000                 ORIS Automotive Parts AL Ltd., (Amsouth
                                Bank N.A., Birmingham LOC), 2.130%,
                                11/4/2004                                                8,250,000
      15,000,000                Palmetto Net, Inc., (National Bank of
                                South Carolina LOC), 2.210%, 11/4/2004                   15,000,000
      5,500,000                 Pelham Retail Group LLC, (First Commercial
                                Bank, Birmingham, AL LOC), 2.230%,
                                11/4/2004                                                5,500,000
      8,365,000                 Perfect Properties LLC, (Amsouth Bank
                                N.A., Birmingham LOC), 2.090%, 11/4/2004                 8,365,000
      2,362,000                 Quality Synthetic Rubber Co., (Series
                                2000), (U.S. Bank, N.A. LOC), 1.960%,
                                11/4/2004                                                2,362,000
      7,425,000                 Reiser Group Sonic Management Co., Inc.,
                                (Series 2002), (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       7,425,000
      3,460,000                 Riverchase Office Road LLC, (First
                                Commercial Bank, Birmingham, AL LOC),
                                2.230%, 11/4/2004                                        3,460,000
      1,300,000                 Room One Corp., (Series 2001), (Fulton
                                Bank LOC), 2.390%, 11/5/2004                             1,300,000
      55,000,000                Royal Bank of Canada, Montreal, 1.838%,
                                11/10/2004                                               55,000,000
      46,000,000                Royal Bank of Scotland PLC, Edinburgh,
                                1.788%, 11/9/2004                                        45,991,627
      20,315,000                Schuster Enterprises, Inc., (Columbus Bank
                                and Trust Co., GA LOC), 2.230%, 11/4/2004                20,315,000
      17,000,000                Sea Island Co., (Columbus Bank and Trust
                                Co., GA LOC), 2.230%, 11/4/2004                          17,000,000
      8,225,000                 Smith Land Improvement Corp., (Series
                                1999), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      8,225,000
      125,000,000               Societe Generale, Paris, 1.793% - 1.816%,
                                11/10/2004 - 11/17/2004                                  124,991,776
      4,900,000                 Southeastern Partners Realty I, II, III,
                                (Series 2003), (Bank of North Georgia
                                LOC), 2.230%, 11/4/2004                                  4,900,000
      4,265,000                 Southwest Atlanta E.O.C., Inc., (Series
                                2002), (Amsouth Bank N.A., Birmingham
                                LOC), 2.180%, 11/4/2004                                  4,265,000
      13,240,000                Spectra Gases, Inc., (Commerce Bank NA,
                                Cherry Hill, NJ LOC), 2.109%, 11/10/2004                 13,240,000
      7,555,000                 Spencer Cos., Inc., (Series 2001), (First
                                Commercial Bank, Birmingham, AL LOC),
                                2.110%, 11/4/2004                                        7,555,000
      3,200,000                 Stone Creek LLC, (Columbus Bank and Trust
                                Co., GA LOC), 2.000%, 11/4/2004                          3,200,000
      5,780,000                 Tanya K. Nitterhouse, (Manufacturers &
                                Traders Trust Co., Buffalo, NY LOC),
                                2.110%, 11/12/2004                                       5,780,000
      500,000                   Taxable Floating Rate Notes, (Series
                                2002-H1), Becker, MN PCR, (Bank of New
                                York Swap Agreement), 2.089%, 11/10/2004                 500,000
      1,575,000                 Taxable Floating Rate Notes, (Series
                                2002-H2), Becker, MN PCR, (Bank of New
                                York Swap Agreement), 2.089%, 11/10/2004                 1,575,000
      10,960,000                Team Rahal, Inc., (Series 2002),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     10,960,000
      9,850,000                 Test Associates, (Series 2002), (Fulton
                                Bank LOC), 2.140%, 11/10/2004                            9,850,000
      4,490,000                 Thomas Pipe and Steel LLC, (Series 2002),
                                (Amsouth Bank N.A., Birmingham LOC),
                                2.090%, 11/4/2004                                        4,490,000
      4,000,000                 Thomaston-Upson County, GA IDA, Atlantic
                                Paper & Foil Project, (RBC Centura Bank
                                LOC), 2.230%, 11/4/2004                                  4,000,000
      20,000,000       2,3      Thorn Finance S.A., (JPMorgan Chase Bank
                                Swap Agreement), 1.919%, 12/22/2004                      20,000,000
      1,350,000                 TLC Realty LLC, (Amsouth Bank N.A.,
                                Birmingham LOC), 2.090%, 11/4/2004                       1,350,000
      5,260,000                 Town Development, Inc., (Series 2000),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/5/2004                      5,260,000
      3,180,000                 University Church of Christ, (SouthTrust
                                Bank of Alabama, Birmingham LOC), 2.261%,
                                11/10/2004                                               3,180,000
      1,300,000                 Village Green Finance Co. LLC, (Series
                                1997), (Wachovia Bank N.A. LOC), 1.950%,
                                11/3/2004                                                1,300,000
      12,360,000                Village of Bartlett, IL, Bartlett Quarry
                                Redevelopemt Project (Series 2000),
                                (Lasalle Bank, N.A. LOC), 2.160%,
                                11/10/2004                                               12,360,000
      67,000                    Vista Funding Corp., (Series 1994-A),
                                (Fifth Third Bank, Cincinnati LOC),
                                1.900%, 11/4/2004                                        67,000
      2,540,000                 Vulcan, Inc., (Series 2002), (Amsouth Bank
                                N.A., Birmingham LOC), 2.090%, 11/4/2004                 2,540,000
      11,740,000                WCN Properties, Inc., (Series 2), (Fulton
                                Bank LOC), 2.140%, 11/4/2004                             11,740,000
      9,267,500                 WCN Properties, Inc., (Series 2000),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     9,267,500
      112,000,000               Wells Fargo & Co., 1.860% - 1.938%,
                                11/15/2004 - 12/2/2004                                   112,000,000
      6,870,000                 West Shore Country Club, (Series 2000),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.110%, 11/12/2004                     6,870,000
      100,000,000               Westpac Banking Corp. Ltd., Sydney,
                                1.850%, 12/13/2004                                       100,000,000
      14,620,000                William Hill Manor, Inc., (Series 1998),
                                (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/9/2004                      14,620,000
      7,500,000                 Wilsbach Distributors, Inc., (Series
                                1999), (Manufacturers & Traders Trust Co.,
                                Buffalo, NY LOC), 2.060%, 11/10/2004                     7,500,000
      4,920,000                 WMMT Properties LP, (Series 2003),
                                (FirstMerit Bank, N.A. LOC), 2.010%,
                                11/4/2004                                                4,920,000
      8,375,000                 York County, PA IDA, (Series 2003-B),
                                2.070%, 11/4/2004                                        8,375,000
      16,300,000                Yorktown Building Holding Co. LLC,
                                (Columbus Bank and Trust Co., GA LOC),
                                2.230%, 11/4/2004                                        16,300,000
                                TOTAL                                                    2,538,637,750
                                Brokerage--3.4%
      16,000,000                Merrill Lynch & Co., Inc., 1.84%, 11/4/2004              16,000,000
      85,500,000       2,3      Merrill Lynch & Co., Inc., 2.006%,
                                11/12/2004                                               85,500,000
      261,000,000               Morgan Stanley, 1.840% - 1.961%, 11/4/2004
                                - 11/29/2004                                             261,000,000
                                TOTAL                                                    362,500,000
                                Finance - Automotive--0.4%
      44,000,000                GMAC Residential Funding Corp.,
                                (Guaranteed by General Motors Acceptance
                                Corp.), 2.556%, 12/1/2004                                44,000,000
                                Finance - Commercial--2.9%
      95,000,000                GE Capital Assurance Co., (Guaranteed by
                                General Electric Capital Corp.), 1.815% -
                                1.948%, 11/9/2004 - 11/10/2004                           95,000,000
      20,000,000                GE Life and Annuity Assurance Co.,
                                (Guaranteed by General Electric Capital
                                Corp.), 1.880%, 12/1/2004                                20,000,000
      25,000,000                General Electric Capital Corp., 1.76%,
                                11/12/2004                                               25,010,905
      169,000,000      2,3      General Electric Capital Corp., 1.958% -
                                1.989%, 11/9/2004 - 11/17/2004                           169,000,000
                                TOTAL                                                    309,010,905
                                Finance - Retail--1.3%
      43,000,000                AFS Insurance Premium Receivables Trust,
                                (Series 1994-A), 2.426%, 11/15/2004                      43,000,000
      100,000,000      2,3      Paradigm Funding LLC, 1.800%, 11/5/2004                  100,000,000
                                TOTAL                                                    143,000,000
                                Finance - Securities--4.6%
      68,600,000       2,3      K2 (USA) LLC, (Guaranteed by K2 Corp.),
                                1.690% - 1.933%, 11/1/2004 - 11/25/2004                  68,603,805
      415,000,000      2,3      Sigma Finance, Inc., (Guaranteed by Sigma
                                Finance Corp.), 1.691% - 1.930%, 11/1/2004
                                - 11/26/2004                                             414,963,896
                                TOTAL                                                    483,567,701
                                Insurance--3.3%
      40,000,000                AEGON N.V., 1.910%, 11/15/2004                           40,038,600
      12,000,000                Allstate Life Insurance Co., 1.980%,
                                11/1/2004                                                12,000,000
      25,000,000                Hartford Life Insurance Co., 1.864% -
                                1.960%, 11/1/2004 - 12/1/2004                            25,000,000
      15,000,000                Jackson National Life Insurance Co.,
                                2.000%, 11/22/2004                                       15,000,000
      45,000,000                Metropolitan Life Insurance Co., 1.854% -
                                2.146%, 11/1/2004 - 1/3/2005                             45,000,000
      35,000,000                Monumental Life Insurance Co., 1.921% -
                                2.116%, 11/30/2004 - 1/3/2005                            35,000,000
      50,000,000                New York Life Insurance Co., 1.890%,
                                11/26/2004 - 12/1/2004                                   50,000,000
      35,000,000       2,3      Pacific Life Global Funding, 1.830%,
                                11/4/2004                                                35,002,192
      25,000,000                Transamerica Occidental Life Insurance
                                Co., 2.146%, 1/3/2005                                    25,000,000
      65,000,000                Travelers Insurance Co., 1.91% - 2.060%,
                                12/3/2004 - 12/24/2004                                   65,000,000
                                TOTAL                                                    347,040,792
                                TOTAL NOTES - VARIABLE                                   4,227,757,148
                                Mutual Fund--0.9%
                                Asset Management--0.9%
      100,000,000               Nations Cash Reserves                                    100,000,000
                                Time Deposits--2.8%
                                Banking--2.8%
      100,000,000               Bayerische Hypotheken-und Vereinsbank AG,
                                1.875%, 11/1/2004                                        100,000,000
      100,000,000               Marshall & Ilsley Bank, Milwaukee, 1.775%,
                                11/1/2004                                                100,000,000
      95,000,000                WestLB AG (Guaranteed), 1.875%, 11/1/2004                95,000,000
                                TOTAL TIME DEPOSITS                                      295,000,000
                                Repurchase Agreements--3.9%
      327,337,000               Interest in $1,400,000,000 joint
                                repurchase agreement with Countrywide
                                Securities Corp., 1.890% dated 10/29/2004
                                to be repurchased at $327,388,556 on
                                11/1/2004, collateralized by U. S.
                                Government Agency Obligations with various
                                maturities to 9/25/2043, collateral market
                                value $1,441,499,470                                     327,337,000
      75,000,000                Interest in $1,250,000,000 joint
                                repurchase agreement with Morgan Stanley &
                                Co., Inc., 1.800% dated 10/29/2004 to be
                                repurchased at $75,011,250 on 11/1/2004,
                                collateralized by U. S. Treasury Agency
                                Obligations with various maturities to
                                11/15/2027, collateral market value
                                $1,288,451,405                                           75,000,000
      10,000,000                Interest in $500,000,000 joint repurchase
                                agreement with State Street Bank and Trust
                                Co., 1.740% dated 10/29/2004 to be
                                repurchased at $10,001,450 on 11/1/2004,
                                collateralized by U. S. Treasury Agency
                                Obligations with various maturities to
                                4/15/2028, collateral market value
                                $512,969,327                                             10,000,000
                                TOTAL REPURCHASE AGREEMENTS                              412,337,000
                                TOTAL INVESTMENTS--99.9%
                                (AT AMORTIZED COST)5                                     10,592,426,983
                                OTHER ASSETS AND LIABILITIES-NET--0.1%                   11,846,993

                                TOTAL NET ASSETS--100%                             $     10,604,273,976

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $2,724,399,313 which represents 25.7% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees ( the "Trustees"). At October 31, 2004, these securities amounted to $2,405,399,313 which represents 22.7% of total net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2004 is as follows.

       Security                            Fund Acquisition Date       Acquisition Cost
       Monet Trust                         9/27/2000                    $319,000,000

4    Current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
   IDA     --Industrial Development Authority
   IDB     --Industrial Development Bond
   LOC     --Letter of Credit
   LP      --Limited Partnership
   PCR     --Pollution Control Revenue


















Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

        Principal
        Amount                                                                         Value
                              Short-Term Municipals--99.9%1
                              Alabama--3.2%
$       1,000,000             Alabama HFA Single Family, (Series
                              2000A),Turtle Lake), Weekly VRDNs (Double
                              Lake Ventures LLC)/(FNMA LOC)                      $     1,000,000
        7,000,000    2,3      Alabama State Public School & College
                              Authority, (PA-918R), Weekly VRDNs (Merrill
                              Lynch & Co., Inc. LIQ)                                   7,000,000
        500,000      2,3      Alabama State Public School & College
                              Authority, PUTTERs (Series 124), Weekly
                              VRDNs (FGIC INS)/(J.P. Morgan Chase & Co.
                              LIQ)                                                     500,000
        715,000               Anniston, AL, IDB, (Series 1989-A), Weekly
                              VRDNs (Union Foundry Co.)/(Amsouth Bank
                              N.A., Birmingham LOC)                                    715,000
        17,320,000            Birmingham, AL Airport Authority, (Series
                              2003A), Weekly VRDNs (FSA INS)/(Dexia
                              Credit Local LIQ)                                        17,320,000
        11,500,000            Birmingham, AL Downtown Redevelopment
                              Authority, (Series 2002), Weekly VRDNs (The
                              UAB Educational Foundation)/(Regions Bank,
                              Alabama LOC)                                             11,500,000
        74,600,000            Birmingham, AL Medical Clinic Board,
                              (Series 1991) Weekly VRDNs (University of
                              Alabama Health System)/(SunTrust Bank LOC)               74,600,000
        3,500,000             Birmingham, AL, Tax Increment Financing
                              District I, Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(SouthTrust Bank of Alabama,
                              Birmingham LIQ)                                          3,500,000
        7,500,000             Huntsville, AL Special Care Facilities
                              Financing Authority, (Series 2001D), Weekly
                              VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA
                              LOC)                                                     7,500,000
        25,500,000            Jefferson County, AL Sewer System, Warrants
                              (Series 2003-B-2), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Societe Generale,
                              Paris LIQ)                                               25,500,000
        600,000               Jefferson County, AL Sewer System, Warrants
                              (Series 2003-B-4), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Bank of New York LIQ)               600,000
        7,000,000             Jefferson County, AL Sewer System, Warrants
                              (Series 2003-B-5), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(State Street Bank and
                              Trust Co. LIQ)                                           7,000,000
        10,500,000            Jefferson County, AL Sewer System, Warrants
                              (Series 2003-B-7), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Lloyds TSB Bank PLC,
                              London LIQ)                                              10,500,000
        6,950,000    2,3      Jefferson County, AL Sewer System, Floater
                              Certificates (Series 2000-352), Weekly
                              VRDNs (FGIC INS)/(Morgan Stanley LIQ)                    6,950,000
        51,700,000            Jefferson County, AL Sewer System, Warrants
                              (Series C-3), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Bank of America N.A.
                              LIQ)                                                     51,700,000
        32,500,000            Jefferson County, AL Sewer System, Warrants
                              (Series C-6), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Societe Generale,
                              Paris LIQ)                                               32,500,000
        11,400,000            Jefferson County, AL Sewer System, Warrants
                              (Series C-7), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Regions Bank, Alabama
                              LIQ)                                                     11,400,000
        360,000               Magnolia Ridge Improvement District, AL,
                              (Series 2002), Weekly VRDNs (SouthTrust
                              Bank of Alabama, Birmingham LOC)                         360,000
        445,000               Marshall County, AL, Special Obligation
                              School Refunding Warrant (Series 1994),
                              Weekly VRDNs (Marshall County, AL Board of
                              Education)/(Regions Bank, Alabama LOC)                   445,000
        5,000,000             Mobile, AL IDB, PCR (Series 1993B), Weekly
                              VRDNs (Alabama Power Co.)                                5,000,000
        2,600,000             Mobile, AL Spring Hill College Educational
                              Building Authority, (Series 2004B), Weekly
                              VRDNs (Spring Hill College, AL)/(Regions
                              Bank, Alabama LOC)                                       2,600,000
        2,500,000    2,3      Mobile, AL, Class A Certificates (Series
                              2002-197), Weekly VRDNs (AMBAC INS)/(Bear
                              Stearns Cos., Inc. LIQ)                                  2,500,000
        16,500,000            Montgomery, AL ALAHA Special Care
                              Facilities Financing Authority, (Series
                              2003-A), Weekly VRDNs (Gulf Health
                              Hospitals, Inc.)/(Regions Bank, Alabama LOC)             16,500,000
        6,130,000             Port City Medical Clinic Board of Mobile,
                              AL, (Series 1998B), Weekly VRDNs (Infirmary
                              Health System, Inc.)/(AMBAC INS)/(Bank of
                              Nova Scotia, Toronto and KBC Bank NV LIQs)               6,130,000
        22,140,000            Southeast Alabama Gas District, (Series
                              2003B), Weekly VRDNs (XL Capital Assurance
                              Inc. INS)/(SouthTrust Bank of Alabama,
                              Birmingham LIQ)                                          22,140,000
        3,198,000             Tuscaloosa County, AL Automotive Corridor
                              IDA, (Series 2002), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(SouthTrust Bank of
                              Alabama, Birmingham LIQ)                                 3,198,000
        940,000               Tuscaloosa County, AL Port Authority,
                              (Series 1989A), Weekly VRDNs (Capstone
                              Hotel Ltd.)/(SouthTrust Bank of Alabama,
                              Birmingham LOC)                                          940,000
                              Total                                                    329,598,000
                              Alaska--0.8%
        4,655,000    2,3      Alaska International Airports System,
                              (PT-1397), Weekly VRDNs (AMBAC
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                     4,655,000
        59,300,000            Alaska State Housing Finance Corp., General
                              Housing Purpose Bonds (2003 Series A-2),
                              Weekly VRDNs (FSA INS)/(Dexia Credit Local
                              LIQ)                                                     59,300,000
        21,000,000   2,3      Alaska State Housing Finance Corp., MERLOTS
                              (Series 1999D), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(Wachovia Bank N.A.
                              LIQ)                                                     21,000,000
                              Total                                                    84,955,000
                              Arizona--1.2%
        1,250,000             Apache County, AZ IDA, (Series 1983A),
                              Weekly VRDNs (Tucson Electric Power
                              Co.)/(Credit Suisse First Boston LOC)                    1,250,000
        7,000,000             Apache County, AZ IDA, (Series 1983B),
                              Weekly VRDNs (Tucson Electric Power
                              Co.)/(Bank of New York LOC)                              7,000,000
        1,600,000             Arizona Health Facilities Authority, Weekly
                              VRDNs (University Physicians, Inc.)/(Bank
                              One N.A. (Chicago) LOC)                                  1,600,000
        4,000,000             Arizona Health Facilities Authority (Series
                              2002), Weekly VRDNs (Royal Oaks Life Care
                              Community)/(Lasalle Bank, N.A. LOC)                      4,000,000
        3,000,000             Arizona Health Facilities Authority, Pooled
                              Loan Program Revenue Bonds (Series 1985B),
                              Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                3,000,000
        5,925,000             Chandler, AZ IDA, (Series 2000), Weekly
                              VRDNs (River Ranch Apartments)/(FHLMC LOC)               5,925,000
        21,000,000   2,3      Maricopa County, AZ Community College
                              District, (PT-388), Weekly VRDNs (Merrill
                              Lynch & Co., Inc. LIQ)                                   21,000,000
        14,270,000            Maricopa County, AZ, IDA, (Series 2000A),
                              Weekly VRDNs (Gran Victoria Housing
                              LLC)/(FNMA LOC)                                          14,270,000
        30,000,000   2,3      Maricopa County, AZ, IDA, PUTTERs (Series
                              420), Weekly VRDNs (Catholic Healthcare
                              West)/(J.P. Morgan Chase & Co. LIQ)/(J.P.
                              Morgan Chase Bank LOC)                                   30,000,000
        2,450,000             Phoenix, AZ IDA, (Series 2000), Weekly
                              VRDNs (Copper Palms Apartments)/(FHLMC LOC)              2,450,000
        4,940,000             Pima County, AZ IDA, (Series 2000A), Weekly
                              VRDNs (Broadway Proper Congregate)/(State
                              Street Bank and Trust Co. LOC)                           4,940,000
        4,000,000             Pima County, AZ IDA, (Series 2002A), Weekly
                              VRDNs (La Posada at Park Centre,
                              Inc.)/(Lasalle Bank, N.A. LOC)                           4,000,000
        1,500,000             Sierra Vista, AZ IDA, (Series 2001A),
                              Weekly VRDNs (Mountain Steppes Properties
                              LLC)/(FNMA LOC)                                          1,500,000
        18,400,000            Tempe, AZ IDA, (Series 2002C), Weekly VRDNs
                              (Friendship Village of Tempe)/(Lasalle
                              Bank, N.A. LOC)                                          18,400,000
        4,000,000             Tucson, AZ IDA, (Series 1989), Weekly VRDNs
                              (Lincoln Garden Tucson LP)/(FHLMC LOC)                   4,000,000
                              Total                                                    123,335,000
                              Arkansas--0.1%
        11,240,000            Fayetteville, AR Public Facilities Board,
                              (Series 2002), Weekly VRDNs (Butterfield
                              Trail Village)/(U.S. Bank, N.A. LOC)                     11,240,000
                              California--15.4%
        15,000,000            ABAG Finance Authority for Non-Profit
                              Corporations, (Series 2003), Weekly VRDNs
                              (Valley Christian Schools)/(Bank of America
                              N.A. LOC)                                                15,000,000
        19,800,000            Antelope Valley, CA Healthcare District,
                              (Series 2002A), Weekly VRDNs (J.P. Morgan
                              Chase Bank LOC)                                          19,800,000
        24,100,000            Bay Area Toll Authority, CA, San Francisco
                              Bay Area Toll Bridge Revenue Bonds (Series
                              2003C), Weekly VRDNs (AMBAC
                              INS)/(Landesbank Baden-Wuerttemberg LIQ)                 24,100,000
        25,000,000            Bay Area Toll Authority, CA, San Francisco
                              Bay Area Toll Bridge Revenue Bonds (Series
                              2004C), Weekly VRDNs (AMBAC
                              INS)/(Bayerische Landesbank Girozentrale,
                              Landesbank Baden-Wuerttemberg and
                              Landesbank Hessen-Thueringen, Frankfurt
                              LIQs)                                                    25,000,000
        5,795,000             California Health Facilities Financing
                              Authority, (Series 1998), Weekly VRDNs
                              (Southern California Presbyterian
                              Homes)/(MBIA Insurance Corp. INS)/(Bank of
                              America N.A. LIQ)                                        5,795,000
                              California State Department of Water
        121,000,000           Resources Power Supply Program, (Series
                              2002 C-1), Weekly VRDNs (Dexia Credit Local
                              LOC)                                                     121,000,000
        58,425,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB
                              AG (GTD) LIQ)                                            58,425,000
        63,015,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-3), Weekly VRDNs (AMBAC INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   63,015,000
                     2,3       California State Department of Water
        128,340,000           Resources Power Supply Program, (Series
                              2002 C-4), Weekly VRDNs (CALSTRS
                              (California State Teachers' Retirement
                              System) and J.P. Morgan Chase Bank LOCs)                 128,340,000
        46,425,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-5) Weekly VRDNs (Dexia Credit Local
                              LOC)                                                     46,425,000
        36,300,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-6), Weekly VRDNs (AMBAC
                              INS)/(Landesbank Baden-Wuerttemberg LIQ)                 36,300,000
        34,550,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-7) Weekly VRDNs (FSA INS)/(Dexia
                              Credit Local LIQ)                                        34,550,000
        13,000,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-8), Weekly VRDNs (Bayerische
                              Landesbank Girozentrale LOC)                             13,000,000
        14,940,000            California State Department of Water
                              Resources Power Supply Program, (Series
                              2002 C-9) Weekly VRDNs (Citibank N.A., New
                              York LOC)                                                14,940,000
                     2,3      California State, (Series 2004), FR/RI-L27,
        100,000,000           Weekly VRDNs (California State Fiscal
                              Recovery Fund)/(Lehman Brothers Holdings,
                              Inc. LIQ)                                                100,000,000
                              California State, 3.00% RANs, 6/30/2005
        182,000,000                                                                    183,501,493
        46,100,000            California State, Economic Recovery Bonds
                              (Series 2004C-10), Weekly VRDNs (California
                              State Fiscal Recovery Fund)/(BNP Paribas SA
                              LOC)                                                     46,100,000
        6,000,000             California State, Economic Recovery Bonds
                              (Series 2004C-12), Weekly VRDNs (California
                              State Fiscal Recovery Fund)/(XL Capital
                              Assurance Inc. INS)/(DePfa Bank PLC LIQ)                 6,000,000
        12,530,000            California State, Economic Recovery Bonds
                              (Series 2004C-18), Weekly VRDNs (California
                              State Fiscal Recovery Fund)/(XL Capital
                              Assurance Inc. INS)/(DePfa Bank PLC LIQ)                 12,530,000
        86,200,000            California State, Economic Recovery Bonds
                              (Series 2004C-20), Weekly VRDNs (California
                              State Fiscal Recovery Fund)/(XL Capital
                              Assurance Inc. INS)/(Dexia Credit Local LIQ)             86,200,000
        41,200,000            California Statewide Communities
                              Development Authority, (Series 2003D),
                              Weekly VRDNs (Kaiser Permanente)                         41,200,000
        45,000,000            California Statewide Communities
                              Development Authority, (Series 2004J),
                              Weekly VRDNs (Kaiser Permanente)                         45,000,000
                     2,3      California Statewide Communities
        114,975,000           Development Authority, TRANs (Series 2004
                              L39), Weekly VRDNs (Riverside County,
                              CA)/(Lehman Brothers Holdings, Inc. LIQ)                 114,975,000
        19,585,000            East Bay Municipal Utility District, CA,
                              (Series 2003B), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(Dexia Credit Local LIQ)             19,585,000
        30,705,000            Fresno, CA, (Series 2000C), Weekly VRDNs
                              (Trinity Healthcare Credit Group)                        30,705,000
        26,765,000            Livermore, CA Capital Projects Financing
                              Authority, (Series 2002), Variable Rate
                              Demand Certificates of Participation,
                              Weekly VRDNs (Livermore, CA)/(AMBAC
                              INS)/(Dexia Credit Local LIQ)                            26,765,000
        8,695,000    2,3      Los Angeles County, CA Metropolitan
                              Transportation Authority, (Series
                              2001-J.P.MC2), Weekly VRDNs (FSA INS)/(J.P.
                              Morgan Chase & Co. LIQ)                                  8,695,000
        15,575,000            Los Angeles, CA Department of Water &
                              Power, (Series 2001 B-2), Weekly VRDNs (Los
                              Angeles, CA Department of Water & Power
                              (Electric/Power System))/(Bank of America
                              N.A., Bayerische Landesbank Girozentrale,
                              Dexia Credit Local, J.P. Morgan Chase Bank,
                              Landesbank Baden-Wuerttemberg, State Street
                              Bank and Trust Co. and WestLB AG
                              (Guaranteed) LIQs)                                       15,575,000
        11,600,000            Los Angeles, CA Department of Water &
                              Power, (Series 2001 B-7), Weekly VRDNs (Los
                              Angeles, CA Department of Water & Power
                              (Electric/Power System))/(Bank of America
                              N.A., Bayerische Landesbank Girozentrale,
                              Dexia Credit Local, J.P. Morgan Chase Bank,
                              Landesbank Baden-Wuerttemberg, State Street
                              Bank and Trust Co. and WestLB AG (GTD) LIQs)             11,600,000
        19,995,000   2,3      Los Angeles, CA Unified School District,
                              (Series 2002-J.P.MC2), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(J.P. Morgan Chase &
                              Co. LIQ)                                                 19,995,000
        26,975,000   2,3      Los Angeles, CA Unified School District,
                              TRANS (Series 2004 FR/RI-L63), Weekly VRDNs
                              (Lehman Brothers Holdings, Inc. LIQ)                     26,975,000
        47,000,000            Orange County, CA Transportation Authority,
                              (Series 2003-B-1), (91 Express Lanes)
                              Weekly VRDNs (AMBAC INS)/(Dexia Credit
                              Local and J.P. Morgan Chase Bank LIQs)                   47,000,000
                              Southern California Public Power Authority,
        136,585,000           (Series 1991), Weekly VRDNs (AMBAC
                              INS)/(Lloyds TSB Bank PLC, London LOC)                   136,585,000
                              Total                                                    1,584,676,493
                              Colorado--1.4%
        3,125,000             Colorado Health Facilities Authority,
                              (Series 1998C-1), Weekly VRDNs
                              (Developmental Disabilities Center)/(Bank
                              One N.A. (Chicago) LOC)                                  3,125,000
        16,000,000   2,3      Colorado State, TRANs (Series 2004
                              FR/RI-L48J), Weekly VRDNs (Lehman Brothers
                              Holdings, Inc. LIQ)                                      16,000,000
        1,325,000             Denver (City & County), CO, 1.60% TOBs
                              (Blake Street Compendium)/(Key Bank, N.A.
                              LOC), Optional Tender 12/15/2004                         1,325,000
                     2,3      Denver Urban Renewal Authority, Stapleton
        100,000,000           Tax Increment Revenue (Series 2004
                              FR/RI-F7J), Weekly VRDNs (Lehman Brothers
                              Holdings, Inc. SWP)                                      100,000,000
        2,800,000             Holland Creek Metropolitan District, CO,
                              (Series 2001), Weekly VRDNs (Bank of
                              America N.A. LOC)                                        2,800,000
        7,495,000    2,3      Park Creek Metropolitan District, CO,
                              (PT-1871), Weekly VRDNs (Merrill Lynch &
                              Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                              LOC)                                                     7,495,000
        13,170,000   2,3      Westminster, CO, (PT-467), Weekly VRDNs
                              (Cascade Village Apartments)/(FHLMC
                              GTD)/(FHLMC LIQ)                                         13,170,000
                              Total                                                    143,915,000
                              Connecticut--0.5%
        28,275,000            Connecticut Development Authority Health
                              Care Revenue, Weekly VRDNs (Corporation for
                              Independent Living)/(J.P. Morgan Chase Bank
                              LOC)                                                     28,275,000
        1,600,000             Connecticut Development Authority Health
                              Care Revenue, (Series 1993A), Weekly VRDNs
                              (Corporation for Independent Living)/(Dexia
                              Credit Local LOC)                                        1,600,000
        7,000,000    2,3       Connecticut State HFA, Variable Rate
                              Certificates (Series 1998S), 1.675% TOBs
                              (Bank of America N.A. LIQ), Optional Tender
                              9/1/2005                                                 7,000,000
        19,045,000            Connecticut State, (Series 2001A), Weekly
                              VRDNs (Landesbank Hessen-Thueringen,
                              Frankfurt LIQ)                                           19,045,000
                              Total                                                    55,920,000
                              District of Columbia--1.5%
        17,080,000            District of Columbia, (Series 1985), Weekly
                              VRDNs (American University)/(AMBAC
                              INS)/(WestLB AG LIQ)                                     17,080,000
        5,660,000             District of Columbia, (Series 1999), Weekly
                              VRDNs (Association of American Medical
                              Colleges)/(AMBAC INS)/(Bank of America N.A.
                              LIQ)                                                     5,660,000
        5,610,000             District of Columbia, (Series 1999), Weekly
                              VRDNs (Young Men's Christian Association of
                              Metropolitan Washington)/(Manufacturers &
                              Traders Trust Co., Buffalo, NY LOC)                      5,610,000
        22,000,000            District of Columbia, (Series 1999C),
                              Weekly VRDNs (George Washington
                              University)/(MBIA Insurance Corp.
                              INS)/(Bank of America N.A. LIQ)                          22,000,000
        12,135,000            District of Columbia, (Series 2001C),
                              Weekly VRDNs (FGIC INS)/(FGIC Securities
                              Purchase, Inc. LIQ)                                      12,135,000
        16,850,000            District of Columbia, (Series 2001D),
                              Weekly VRDNs (FGIC INS)/(FGIC Securities
                              Purchase, Inc. LIQ)                                      16,850,000
        68,150,000            District of Columbia, (Series 2002D),
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank of America N.A. LIQ)                          68,150,000
        3,575,000             District of Columbia, Revenue Bonds (Series
                              1997B), Weekly VRDNs (Association of
                              American Medical Colleges)/(AMBAC
                              INS)/(J.P. Morgan Chase Bank LIQ)                        3,575,000
                              Total                                                    151,060,000
                              Florida--5.4%
        14,000,000   2,3       ABN AMRO MuniTOPS Certificates Trust
                              (Florida Non-AMT) (Series 1998-9), 1.08%
                              TOBs (Florida State Board of Education
                              Capital Outlay)/(FSA INS)/(ABN AMRO Bank
                              NV, Amsterdam LIQ), Optional Tender
                              1/12/2005                                                14,000,000
        3,920,000    2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Florida Non-AMT) (Series 1999-11), Weekly
                              VRDNs (Tampa Bay, FL Water Utility
                              System)/(FGIC INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           3,920,000
        18,505,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Florida Non-AMT) (Series 2002-24), Weekly
                              VRDNs (Escambia County, FL)/(AMBAC
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   18,505,000
        10,000,000            Brevard County, FL Educational Facilities
                              Authority, (Series B), Weekly VRDNs
                              (Florida Institute of Technology)/(Bank of
                              America N.A. LOC)                                        10,000,000
        10,365,000   2,3      Brevard County, FL HFA, (PT-472), Weekly
                              VRDNs (Palm Place Apartments)/(FHLMC
                              GTD)/(FHLMC LIQ)                                         10,365,000
        6,000,000             Broward County, FL HFA, (Series 1997),
                              Weekly VRDNs (Jacaranda Village
                              Apartments)/(HSBC Bank USA LOC)                          6,000,000
        1,850,000             Dade County, FL IDA, (Series 1985D), Weekly
                              VRDNs (Dolphins Stadium)/(Societe Generale,
                              Paris LOC)                                               1,850,000
        33,445,000            Dade County, FL IDA, (Series 1993), Daily
                              VRDNs (Florida Power & Light Co.)                        33,445,000
        24,600,000            Dade County, FL Water & Sewer System,
                              Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank
                              PLC, London LIQ)                                         24,600,000
        6,000,000             Davie, FL, (Series 2003), Weekly VRDNs
                              (United Jewish Community of Broward County,
                              Inc.)/(Bank of America N.A. LOC)                         6,000,000
        5,305,000    2,3      Escambia County, FL Utilities Authority,
                              (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                   5,305,000
        10,460,000            Eustis Health Facilities Authority, FL,
                              (Series 1985), Weekly VRDNs (Waterman
                              Medical Center)/(SunTrust Bank LOC)                      10,460,000
        7,630,000             Eustis Health Facilities Authority, FL,
                              (Series 1992), Weekly VRDNs (Florida
                              Hospital/Waterman, Inc.)/(SunTrust Bank LOC)             7,630,000
        1,300,000             Florida HFA, (Series 1985SS), Weekly VRDNs
                              (Woodlands Apartments)/(Northern Trust Co.,
                              Chicago, IL LOC)                                         1,300,000
        8,200,000             Florida HFA, (Series 1985YY), Weekly VRDNs
                              (Monterey Meadows Apartments, FL)/(FNMA LOC)             8,200,000
        5,500,000             Florida Higher Educational Facilities
                              Financing Authority, Revenue Bonds (Series
                              2003), Daily VRDNs (St. Thomas
                              University)/(SunTrust Bank LOC)                          5,500,000
        3,500,000    2,3      Florida Housing Finance Corp., (PT-481),
                              Weekly VRDNs (Oaks at Mill Creek
                              Apartments)/(FHLMC GTD)/(FHLMC LIQ)                      3,500,000
        9,545,000    2,3      Florida State Board of Education Lottery,
                              (PT-1527), Weekly VRDNs (FGIC INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                   9,545,000
        7,000,000    2,3      Florida State Department of Environmental
                              Protection, Floater Certificates (Series
                              2001-722), Weekly VRDNs (FGIC INS)/(Morgan
                              Stanley LIQ)                                             7,000,000
        575,000               Gulf Breeze, FL, (Series 1985E), Weekly
                              VRDNs (FGIC INS)/(Dexia Credit Local LIQ)                575,000
        39,045,000            Highlands County, FL Health Facilities
                              Authority, (Series 1996A), Weekly VRDNs
                              (Adventist Health System)/(SunTrust Bank
                              LOC)                                                     39,045,000
        24,835,000            Highlands County, FL Health Facilities
                              Authority, (Series 1997-A), Weekly VRDNs
                              (Adventist Health System)/(SunTrust Bank
                              LOC)                                                     24,835,000
        7,000,000             Highlands County, FL Health Facilities
                              Authority, Adventist Health System/Sunbelt
                              A/R Program (Series 2004 AR-2), Weekly
                              VRDNs (FGIC INS)/(Bank of Nova Scotia,
                              Toronto LIQ)                                             7,000,000
        12,005,000            Highlands County, FL Health Facilities
                              Authority, Hospital Revenue Bonds (Series
                              2003B), Weekly VRDNs (Adventist Health
                              System)/(SunTrust Bank LOC)                              12,005,000
        11,300,000            Hillsborough County, FL IDA, (Series 2001),
                              Weekly VRDNs (Goodwill Industries-Suncoast,
                              Inc.)/(SunTrust Bank LOC)                                11,300,000
        16,050,000            JEA, FL Electric System, Subordinate
                              Revenue Bonds (2001 Series B), Daily VRDNs
                              (Bank of America N.A. LIQ)                               16,050,000
        5,000,000             Jacksonville, FL EDC, (Series 2003), Weekly
                              VRDNs (YMCA of Florida's First Coast)/(Bank
                              of America N.A. LOC)                                     5,000,000
        5,100,000             Jacksonville, FL HFDC, Weekly VRDNs (River
                              Garden Project)/(Wachovia Bank N.A. LOC)                 5,100,000
        6,000,000             Lee County, FL IDA (Series 1999B), Weekly
                              VRDNs (Shell Point Village, FL)/(Bank of
                              America N.A. LOC)                                        6,000,000
        9,780,000             Lee County, FL IDA (Series 2002), Weekly
                              VRDNs (Shell Point Village, FL)/(Bank of
                              America N.A. LOC)                                        9,780,000
        6,925,000             Manatee County, FL HFA (Series 1990A),
                              Weekly VRDNs (Harbour Pointe)/(Credit
                              Suisse First Boston LOC)                                 6,925,000
        7,600,000             Manatee County, FL, PCRBs (Series 1994),
                              Daily VRDNs (Florida Power & Light Co.)                  7,600,000
        2,490,000             Martin County, FL IDA, (Series 2001),
                              Weekly VRDNs (Young Men's Christian
                              Association of the Treasure Coast,
                              FL)/(SunTrust Bank LOC)                                  2,490,000
        2,695,000             Miami, FL Health Facilities Authority,
                              Health Facilities Revenue Bonds (Series
                              1992), Weekly VRDNs (Miami Jewish Home and
                              Hospital for the Aged, Inc.)/(SunTrust Bank
                              LOC)                                                     2,695,000
        10,250,000            Orange County, FL IDA (Series 2002), Weekly
                              VRDNs (Catholic Diocese of
                              Orlando)/(SunTrust Bank LOC)                             10,250,000
        10,000,000            Orange County, FL IDA (Series 2004), Weekly
                              VRDNs (UCF Hospitality School Student
                              Housing Foundation)/(SunTrust Bank LOC)                  10,000,000
        9,700,000             Palm Beach County, FL IDA (Series 2002),
                              Weekly VRDNs (The Children's Home Society
                              of Florida)/(Wachovia Bank N.A. LOC)                     9,700,000
        11,800,000            Palm Beach County, FL (Series 2000), Weekly
                              VRDNs (Norton Gallery and School of Art,
                              Inc.)/(Bank of America N.A. LOC)                         11,800,000
        5,500,000             Palm Beach County, FL (Series 2001), Weekly
                              VRDNs (Hospice of Palm Beach County,
                              Inc.)/(Northern Trust Co., Chicago, IL LOC)              5,500,000
        4,500,000             Palm Beach County, FL (Series 2003), Weekly
                              VRDNs (Benjamin Private School, Inc.)/(Bank
                              of America N.A. LOC)                                     4,500,000
        9,000,000             Palm Beach County, FL (Series 2003), Weekly
                              VRDNs (Morse Obligated Group)/(Key Bank,
                              N.A. LOC)                                                9,000,000
        5,000,000             Pasco County, FL School Board, Weekly VRDNs
                              (AMBAC INS)/(Landesbank Hessen-Thueringen,
                              Frankfurt LIQ)                                           5,000,000
        4,190,000             Pinellas County, FL Health Facility
                              Authority, (Series 1987), Weekly VRDNs (St.
                              Mark Village Project)/(Bank of America N.A.
                              LOC)                                                     4,190,000
        7,450,000             Santa Rosa County, FL, Health Facilities
                              Revenue Bonds, Weekly VRDNs (Baptist
                              Hospital, Inc. (FL))/(Bank of America N.A.
                              LOC)                                                     7,450,000
        92,925,000            St. Lucie County, FL PCR, (Series 2000),
                              Daily VRDNs (Florida Power & Light Co.)                  92,925,000
        6,990,000             St. Petersburg, FL HFA (Series 1997),
                              Weekly VRDNs (Manorah Manor)/(SunTrust Bank
                              LOC)                                                     6,990,000
        2,495,000    2,3      Tampa Bay, FL Water Utility System,
                              (PA-576), Weekly VRDNs (FGIC INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                   2,495,000
        8,720,000             Volusia County, FL Education Facility
                              Authority (Series 2001), Weekly VRDNs
                              (Bethune-Cookman College, Inc.)/(SunTrust
                              Bank LOC)                                                8,720,000
        14,565,000            Volusia County, FL Health Facilities
                              Authority, (Series 1994A), Weekly VRDNs
                              (Southwest Volusia Healthcare
                              Corp.)/(SunTrust Bank LOC)                               14,565,000
        5,900,000             West Orange, FL Healthcare District (Series
                              1999B), Weekly VRDNs (SunTrust Bank LOC)                 5,900,000
                              Total                                                    552,510,000
                              Georgia--4.0%
        4,000,000             Augusta, GA HFA, (Series 1998), Weekly
                              VRDNs (Sterling Ridge Apartments)/(Amsouth
                              Bank N.A., Birmingham LOC)                               4,000,000
        4,900,000             Burke County, GA Development Authority,
                              (Series 2000), Daily VRDNs (Oglethorpe
                              Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                4,900,000
        3,780,000             Cobb-Marietta, GA Coliseum & Exhibit Hall
                              Authority (Series 1996A), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(SunTrust Bank
                              LIQ)                                                     3,780,000
        5,300,000             Columbus, GA Hospital Authority (Series
                              2000), Weekly VRDNs (St. Francis Hospital,
                              Inc., GA)/(SunTrust Bank LOC)                            5,300,000
        4,250,000             Dalton, GA Development Authority (Series
                              2003B), Weekly VRDNs (Hamilton Medical
                              Center, Inc.)/(Bank of America N.A. LOC)                 4,250,000
        23,250,000            De Kalb Private Hospital Authority, GA
                              (Series 1994B), Weekly VRDNs (Egleston
                              Children's Hospital at Emory University,
                              Inc.)/(SunTrust Bank LOC)                                23,250,000
        3,445,000             DeKalb County, GA Development Authority,
                              Weekly VRDNs (Lifesouth Community Blood
                              Centers, Inc.)/(SunTrust Bank LOC)                       3,445,000
        9,000,000             DeKalb County, GA Multi-Family Housing
                              Authority (Series 2003), Weekly VRDNs
                              (Timber Trace Apartments)/(FHLMC LOC)                    9,000,000
        6,820,000             Fulco, GA Hospital Authority (Series 1999),
                              Weekly VRDNs (Piedmont Hospital)/(SunTrust
                              Bank LOC)                                                6,820,000
        1,360,000             Fulton County, GA Development Authority
                              (Series 1998), Weekly VRDNs (Morehouse
                              School of Medicine)/(SunTrust Bank LOC)                  1,360,000
        6,000,000             Fulton County, GA Development Authority
                              (Series 2001), Weekly VRDNs (Trinity
                              School, Inc.)/(SunTrust Bank LOC)                        6,000,000
        36,245,000   2,3      Fulton County, GA Housing Authority,
                              (PT-469), Weekly VRDNs (Cimarron & Monterey
                              Apartments)/(FHLMC GTD)/(FHLMC LIQ)                      36,245,000
        2,200,000             Fulton County, GA IDA, Weekly VRDNs
                              (Automatic Data Processing, Inc.)                        2,200,000
        10,500,000            Gainesville, GA Redevelopment Authority
                              (Series 1999), Weekly VRDNs (Brenau
                              University, Inc.)/(SunTrust Bank LOC)                    10,500,000
        27,200,000            Georgia State Municipal Gas Authority
                              (Series A), Weekly VRDNs (Bayerische
                              Landesbank Girozentrale, J.P. Morgan Chase
                              Bank, Landesbank Hessen-Thueringen,
                              Frankfurt and Wachovia Bank N.A. LOCs)                   27,200,000
        27,335,000            Georgia State Municipal Gas Authority
                              (Series A), Weekly VRDNs (Bayerische
                              Landesbank Girozentrale, J.P. Morgan Chase
                              Bank, Landesbank Hessen-Thueringen,
                              Frankfurt and Wachovia Bank N.A. LOCs)                   27,335,000
        16,200,000            Georgia State Municipal Gas Authority
                              (Series B), Weekly VRDNs (Bayerische
                              Landesbank Girozentrale, Credit Suisse
                              First Boston, J.P. Morgan Chase Bank and
                              Wachovia Bank N.A. LOCs)                                 16,200,000
        26,900,000            Georgia State Municipal Gas Authority
                              (Series B), Weekly VRDNs (Bayerische
                              Landesbank Girozentrale, J.P. Morgan Chase
                              Bank, Landesbank Hessen-Thueringen,
                              Frankfurt and Wachovia Bank N.A. LOCs)                   26,900,000
        33,645,000            Georgia State Municipal Gas Authority
                              (Series C), Weekly VRDNs (Bank of America
                              N.A., Bayerische Landesbank Girozentrale,
                              J.P. Morgan Chase Bank and Wachovia Bank
                              N.A. LOCs)                                               33,645,000
        82,650,000            Georgia State Municipal Gas Authority
                              (Series C), Weekly VRDNs (Bank of America
                              N.A., Bayerische Landesbank Girozentrale,
                              J.P. Morgan Chase Bank, Landesbank
                              Hessen-Thueringen, Frankfurt and Wachovia
                              Bank N.A. LOCs)                                          82,650,000
        22,000,000   2,3      Georgia State, Floater Certificates (Series
                              2011-647), Weekly VRDNs (Morgan Stanley LIQ)             22,000,000
        17,290,000   2,3      Georgia State, PUTTERs (Series 128), Weekly
                              VRDNs (J.P. Morgan Chase & Co. LIQ)                      17,290,000
        12,500,000            Municipal Electric Authority of Georgia,
                              (Series 1985C), General Resolution Weekly
                              VRDNs (Bayerische Landesbank Girozentrale
                              LOC)                                                     12,500,000
        6,000,000             Oconee County, GA IDA (Series 2003), Weekly
                              VRDNs (Athens Academy, Inc.)/(SunTrust Bank
                              LOC)                                                     6,000,000
        20,000,000            Savannah, GA EDA (Series 2003C), Weekly
                              VRDNs (Marshes of Skidaway Island)/(BNP
                              Paribas SA LOC                                           20,000,000
                              Total                                                    412,770,000
                              Hawaii--0.7%
        13,250,000            Hawaii State Department of Budget & Finance
                              (Series 2003D), Weekly VRDNs (Kahala
                              Nui)/(Lasalle Bank, N.A. LOC)                            13,250,000
        9,880,000    2,3      Hawaii State, ROCs (Series 1044), Weekly
                              VRDNs (FSA INS)/(Citigroup Global Markets
                              Holdings, Inc. LIQ)                                      9,880,000
        16,700,000            Honolulu, HI City & County (Series 2001C),
                              1.18% TOBs (FGIC INS)/(FGIC Securities
                              Purchase, Inc. LIQ), Optional Tender
                              12/2/2004                                                16,700,000
        16,700,000            Honolulu, HI City & County (Series 2001C),
                              1.18% TOBs (FGIC INS)/(FGIC Securities
                              Purchase, Inc. LIQ), Optional Tender
                              12/2/2004                                                16,700,000
        16,700,000            Honolulu, HI City & County (Series 2001C),
                              1.18% TOBs (FGIC INS)/(FGIC Securities
                              Purchase, Inc. LIQ), Optional Tender
                              12/2/2004                                                16,700,000
        4,485,000    2,3      Honolulu, HI City & County ROCs (Series
                              4043), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                4,485,000
                              Total                                                    77,715,000
                              Illinois--10.1%
        11,000,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT)/(Series 1998-14),
                              Weekly VRDNs (Cook County, IL)/(FGIC
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   11,000,000
        14,705,000   2,3       ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT)/(Series 2001-13),
                              1.25% TOBs (Illinois State)/(FGIC INS)/(ABN
                              AMRO Bank NV, Amsterdam LIQ), Optional
                              Tender 11/3/2004                                         14,705,000
        14,285,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT)/( Series 2001-31),
                              Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN
                              AMRO Bank NV, Amsterdam LIQ)                             14,285,000
        885,000               Channahon, IL (Series 2003C), Weekly VRDNs
                              (Morris Hospital)/(U.S. Bank, N.A. LOC)                  885,000
        3,115,000             Channahon, IL (Series 2003D), Weekly VRDNs
                              (Morris Hospital)/(U.S. Bank, N.A. LOC)                  3,115,000
        6,200,000    2,3      Chicago, IL Board of Education, MERLOTS
                              (Series 2001 A47), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            6,200,000
        12,500,000   2,3      Chicago, IL Board of Education, MERLOTS
                              (Series 1997E), Weekly VRDNs (AMBAC
                              INS)/(Wachovia Bank N.A. LIQ)                            12,500,000
        20,000,000   2,3      Chicago, IL Board of Education, Variable
                              Rate Certificates (Series 1996BB), Weekly
                              VRDNs (MBIA Insurance Corp. INS)/(Bank of
                              America N.A. LIQ)                                        20,000,000
        16,200,000            Chicago, IL Metropolitan Water Reclamation
                              District (Series 2002B), Weekly VRDNs (Bank
                              of America N.A. and Lloyds TSB Bank PLC,
                              London LIQs)                                             16,200,000
        6,775,000    2,3       Chicago, IL Motor Fuel Tax, (PT-935),
                              1.20% TOBs (AMBAC INS)/(Merrill Lynch &
                              Co., Inc. LIQ), Optional Tender 4/7/2005                 6,775,000
        5,325,000    2,3      Chicago, IL Public Building Commission,
                              ROCs (Series 3000), Weekly VRDNs (Chicago,
                              IL Transit Authority)/(AMBAC
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                5,325,000
                              Chicago, IL Wastewater Transmission (Series
        140,730,000           2004A), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank One N.A. (Chicago) LIQ)                       140,730,000
        4,975,000    2,3      Chicago, IL Wastewater Transmission,
                              MERLOTS (Series 2001-A125), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(Wachovia Bank
                              N.A. LIQ)                                                4,975,000
                              Chicago, IL Water Revenue, (Series 2004),
        112,065,000           Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Dexia Credit Local LIQ)                            112,065,000
        20,000,000   2,3      Chicago, IL, MERLOTS (Series 1997V), Weekly
                              VRDNs (Chicago, IL Water Revenue)/(FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            20,000,000
        4,640,000    2,3      Chicago, IL, MERLOTS (Series 2000 WWW),
                              Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                              N.A. LIQ)                                                4,640,000
        6,695,000    2,3       Chicago, IL, MERLOTS (Series 2001 A33),
                              1.25% TOBs (AMBAC INS)/(Wachovia Bank N.A.
                              LIQ), Optional Tender 11/10/2004                         6,695,000
        7,855,000    2,3      Chicago, IL MERLOTS (Series 2002 A-44),
                              Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A.
                              LIQ)                                                     7,855,000
        24,995,000   2,3      Chicago, IL, Variable Rate Certificates
                              (Series 1998M), Weekly VRDNs (FGIC
                              INS)/(Bank of America N.A. LIQ)                          24,995,000
        2,005,000    2,3       Cook County, IL Community College District
                              No. 508, MERLOTS (Series 2001-A4), 1.25%
                              TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ),
                              Optional Tender 11/10/2004                               2,005,000
        78,600,000            Cook County, IL (Series 2002 B), Weekly
                              VRDNs (Landesbank Hessen-Thueringen,
                              Frankfurt LIQ)                                           78,600,000
        6,560,000    2,3      Cook County, IL, Roaring Forks (Series
                              2004-1), Weekly VRDNs (AMBAC INS)/(Bank of
                              New York LIQ)                                            6,560,000
        5,685,000             Crestwood Village, IL, 135th and Cicero
                              Redevelopment (Series 2004), Weekly VRDNs
                              (Fifth Third Bank, Cincinnati LOC)                       5,685,000
        9,750,000    2,3       DuPage County, IL, MERLOTS (Series
                              2000-A9), 1.25% TOBs (Wachovia Bank N.A.
                              LIQ), Optional Tender 11/18/2004                         9,750,000
        5,810,000    2,3       DuPage County, IL, MERLOTS (Series
                              2001-A74), 1.25% TOBs (Wachovia Bank N.A.
                              LIQ), Optional Tender 11/18/2004                         5,810,000
        12,575,000            Freeport, IL (Series 2001), Weekly VRDNs
                              (Freeport Regional Health Care
                              Foundation)/(U.S. Bank, N.A. LOC)                        12,575,000
        3,900,000             Galesburg, IL (Series 1996), Weekly VRDNs
                              (Knox College)/(Lasalle Bank, N.A. LOC)                  3,900,000
        6,990,000             Hopedale Village, IL (Series 1998), Weekly
                              VRDNs (Hopedale Medical Foundation)/(Bank
                              One N.A. (Chicago) LOC)                                  6,990,000
        7,000,000             Illinois Development Finance Authority
                              (Series 1999), Weekly VRDNs (North Shore
                              Senior Center)/(Bank One N.A. (Chicago) LOC)             7,000,000
        4,200,000             Illinois Development Finance Authority
                              (Series 2002), Weekly VRDNs (BAPS,
                              Inc.)/(Comerica Bank - Texas LOC)                        4,200,000
        2,500,000             Illinois Development Finance Authority
                              (Series 2002), Weekly VRDNs (St. Ignatius
                              College Prep.)/(Bank One N.A. (Chicago) LOC)             2,500,000
        1,000,000             Illinois Development Finance Authority
                              (Series A), Weekly VRDNs (McCormick
                              Theological Seminary)/(Northern Trust Co.,
                              Chicago, IL LOC)                                         1,000,000
        2,400,000             Illinois Development Finance Authority,
                              IDB, Weekly VRDNs (Burpee Museum of Natural
                              History)/(Bank One N.A. (Chicago) LOC)                   2,400,000
        1,900,000             Illinois Development Finance Authority,
                              IDB, (Series 1997), Weekly VRDNs (Ada S.
                              McKInley Community Services, Inc.)/(Harris
                              Trust & Savings Bank, Chicago LOC)                       1,900,000
                              Illinois Health Facilities Authority
        113,065,000           (Series 1997B), Weekly VRDNs (Advocate
                              Health Care Network)/(Bank One N.A.
                              (Chicago), Bank of America N.A. and
                              Northern Trust Co., Chicago, IL LIQs)                    113,065,000
        8,505,000             Illinois Health Facilities Authority
                              (Series 1998B), Weekly VRDNs
                              (Rush-Presbyterian St. Luke's
                              Medical)/(MBIA Insurance Corp. INS)/(Bank
                              One N.A. (Chicago) LIQ)                                  8,505,000
        37,000,000            Illinois Health Facilities Authority
                              (Series 2001C), Weekly VRDNs (Edward
                              Hospital Obligated Group)/(FSA INS)/(Bank
                              One N.A. (Chicago) LIQ)                                  37,000,000
        25,000,000            Illinois Health Facilities Authority,
                              Revenue Bonds (Series 1985B), Weekly VRDNs
                              (OSF Health Care Systems)/(Bank of America
                              N.A. LOC)                                                25,000,000
        4,500,000             Illinois Health Facilities Authority,
                              Revolving Fund Pooled Financing Program
                              (Series 1985F), Weekly VRDNs (Bank One N.A.
                              (Chicago) LOC)                                           4,500,000
                              Illinois State Weekly VRDNs (DePfa Bank PLC
        193,000,000           LIQ)                                                     193,000,000
        5,505,000    2,3      Illinois State, (PT-1760), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(BNP Paribas SA
                              LIQ)                                                     5,505,000
        5,905,000    2,3      Illinois State, MERLOTS (Series 2002 A49),
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                            5,905,000
        11,915,000            Lombard, IL (Series 2000: Clover Creek
                              Apartments), Weekly VRDNs (TVO Clover
                              Creek, LLC)/(FNMA LOC)                                   11,915,000
        8,245,000    2,3      Metropolitan Pier & Exposition Authority,
                              IL, MERLOTS (Series 2000VVV), Weekly VRDNs
                              (McCormick Place)/(FGIC INS)/(Wachovia Bank
                              N.A. LIQ)                                                8,245,000
        2,660,000    2,3      Metropolitan Pier & Exposition Authority,
                              IL, PUTTERs (Series 269), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(J.P. Morgan
                              Chase Bank LIQ)                                          2,660,000
        4,945,000    2,3      Regional Transportation Authority, IL
                              (Series 2001-A73), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(Wachovia Bank N.A.
                              LIQ)                                                     4,945,000
        3,775,000    2,3      Regional Transportation Authority, IL,
                              MERLOTS (Series 2001-A86), Weekly VRDNs
                              (FGIC INS)/(Wachovia Bank N.A. LIQ)                      3,775,000
        10,830,000   2,3      Regional Transportation Authority, IL,
                              MERLOTS (Series 2002-A23), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(Wachovia Bank
                              N.A. LIQ)                                                10,830,000
        9,950,000    2,3      Regional Transportation Authority, IL,
                              MERLOTS (Series 2002-A24), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(Wachovia Bank
                              N.A. LIQ)                                                9,950,000
        8,915,000    2,3      Regional Transportation Authority, IL,
                              MERLOTS (Series 2002--A41), Weekly VRDNs
                              (FGIC INS)/(Wachovia Bank N.A. LIQ)                      8,915,000
                              Total                                                    1,037,535,000
                              Indiana--1.8%
        18,615,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Indiana Non-AMT)/(Series 2002-7) Weekly
                              VRDNs (Indianapolis, IN Local Public
                              Improvement Bond Bank)/(MBIA Insurance
                              Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             18,615,000
        4,260,000             Anderson, IN (Series 2000), Weekly VRDNs
                              (United Faith Housing Corp.)/(National City
                              Bank, Ohio LOC)                                          4,260,000
        10,000,000            Frankfort, IN EDA (Series 2004), Weekly
                              VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A.
                              LOC)                                                     10,000,000
        8,155,000             Franklin, IN, (Series 1999), Weekly VRDNs
                              (Franklin United Methodist Home,
                              Inc.)/(Fifth Third Bank, Cincinnati LOC)                 8,155,000
        12,000,000            Indiana Development Finance Authority
                              (Series 2004), Weekly VRDNs (Indianapolis
                              Museum of Art, Inc.)/(Bank One N.A.
                              (Chicago) LOC)                                           12,000,000
        755,000               Indiana Health Facility Financing Authority
                              Weekly VRDNs (Crossroads Rehabilitation
                              Center)/(Bank One N.A. (Chicago) LOC)                    755,000
        2,500,000             Indiana Health Facility Financing Authority
                              (Series 2001B), Weekly VRDNs (Bethesda
                              Living Center)/(Lasalle Bank, N.A. LOC)                  2,500,000
        8,365,000             Indiana Health Facility Financing Authority
                              (Series 2003), Weekly VRDNs (Dunn Memorial
                              Hospital Board of Trustees)/(Fifth Third
                              Bank, Cincinnati LOC)                                    8,365,000
        14,260,000            Indiana Health Facility Financing Authority
                              (Series 2003), Weekly VRDNs (Major Hospital
                              Board of Trustees)/(Bank One N.A. (Chicago)
                              LOC)                                                     14,260,000
        5,290,000    2,3      Indiana Transportation Finance Authority,
                              ROCs (Series 2045), Weekly VRDNs (FSA
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                5,290,000
        36,470,000   2,3      Indianapolis, IN Local Public Improvement
                              Bond Bank, Class A Certificates (Series
                              2002-193), Daily VRDNs (MBIA Insurance
                              Corp. INS)/(Bear Stearns Cos., Inc. LIQ)                 36,470,000
        7,630,000             Indianapolis, IN, (Series 2000), Marquette
                              Manor Project, Weekly VRDNs (Retirement
                              Living, Inc.)/(Allied Irish Banks PLC LOC)               7,630,000
        2,875,000             Indianapolis, IN, EDRB (Series 2001),
                              Weekly VRDNs (Indianapolis Electrical Joint
                              Apprenticeship and Training
                              Committee)/(National City Bank, Ohio LOC)                2,875,000
        8,000,000             Lawrence, IN EDRB (Series 2002), Weekly
                              VRDNs (Westminster Village North,
                              Inc.)/(Fifth Third Bank, Cincinnati LOC)                 8,000,000
        1,855,000             Linton IN, (Series 1999), Weekly VRDNs
                              (Franklin-Glenburn Home, Inc.)/(Fifth Third
                              Bank, Cincinnati LOC)                                    1,855,000
        1,920,000             St. Joseph County, IN (Series 1998), Weekly
                              VRDNs (South Bend Heritage Foundation,
                              Inc.)/(Key Bank, N.A. LOC)                               1,920,000
        10,165,000            St. Joseph County, IN (Series 2000), Weekly
                              VRDNs (South Bend Medical
                              Foundation)/(National City Bank, Indiana
                              LOC)                                                     10,165,000
        4,000,000             Vigo County, IN EDA,(Series 2001), Weekly
                              VRDNs (Sisters of Providence of Saint
                              Mary's of the Woods)/(Allied Irish Banks
                              PLC LOC)                                                 4,000,000
        11,500,000            Vigo County, IN School Corp., 2.25% TANs,
                              12/30/2004                                               11,513,790
        6,585,000    2,3      Warren Township MSD, IN, MERLOTS (Series
                              2001 A-52), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            6,585,000
        6,105,000             Winona Lake, IN (Series 1999A), Weekly
                              VRDNs (Grace Village Retirement
                              Community)/(U.S. Bank, N.A. LOC)                         6,105,000
                              Total                                                    181,318,790
                              Kentucky--0.3%
        7,500,000             Jefferson County, KY (Series 1997), Weekly
                              VRDNs (Kosmos Cement Co.
                              Partnership)/(Wachovia Bank N.A. LOC)                    7,500,000
        6,550,000             Kentucky EDFA (Series 1999B), Weekly VRDNs
                              (Baptist Healthcare System)/(MBIA Insurance
                              Corp. INS)/(Bank One N.A. (Chicago) LIQ)                 6,550,000
        12,167,500   2,3      Kentucky Turnpike Authority, Floater
                              Certificates (Series 2001-567), Weekly
                              VRDNs (FSA INS)/(Morgan Stanley LIQ)                     12,167,500
                              Total                                                    26,217,500
                              Louisiana--0.5%
        12,490,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Louisiana Non-AMT) (Series 2002-17),
                              Weekly VRDNs (Louisiana State Gas &
                              Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           12,490,000
        17,400,000            Calcasieu Parish, LA, IDB (Series 1999),
                              Weekly VRDNs (PPG Industries, Inc.)                      17,400,000
        8,000,000             Louisiana Local Government Environmental
                              Facilities Community Development Authority
                              (Series 2001), Weekly VRDNs (Jewish
                              Federation of Greater New
                              Orleans)/(SunTrust Bank LOC)                             8,000,000
        5,700,000             Louisiana State Offshore Terminal
                              Authority, (Series 2003B), Weekly VRDNs
                              (Loop LLC)/(Bank One N.A. (Columbus) LOC)                5,700,000
        8,000,000             Louisiana State Offshore Terminal
                              Authority, Refunding Revenue Bonds, Weekly
                              VRDNs (Loop LLC)/(SunTrust Bank LOC)                     8,000,000
        4,650,000             Louisiana State University and Agricultural
                              and Mechanical College (Series 2000),
                              Weekly VRDNs (FGIC INS)/(FGIC Securities
                              Purchase, Inc. LIQ)                                      4,650,000
                              Total                                                    56,240,000
                              Maine--0.1%
        10,670,000            Maine Health & Higher Educational
                              Facilities Authority (Series 2000A), Weekly
                              VRDNs (Bates College)/(AMBAC INS)/(KBC Bank
                              NV LIQ)                                                  10,670,000
                              Maryland--2.1%
        19,400,000   2,3       ABN AMRO MuniTOPS Certificates Trust
                              (Maryland Non-AMT), (Series 2003-19), 1.09%
                              TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO
                              Bank NV, Amsterdam LIQ), Optional Tender
                              11/3/2004                                                19,400,000
        2,400,000             Baltimore County, MD, IDA, Variable Rate
                              Demand Acquisition Program (Series 1986),
                              Weekly VRDNs (Baltimore Capital
                              Acquisition)/(Bayerische Landesbank
                              Girozentrale LOC)                                        2,400,000
        4,600,000             Baltimore County, MD, Weekly VRDNs (Calvert
                              Hall College)/(Manufacturers & Traders
                              Trust Co., Buffalo, NY LOC)                              4,600,000
        3,185,000             Baltimore County, MD (Series 1999), Weekly
                              VRDNs (Calvert Hall College)/(Manufacturers
                              & Traders Trust Co., Buffalo, NY LOC)                    3,185,000
        5,000,000             Calvert County, MD EDA (Series 2001),
                              Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC
                              Bank NV LOC)                                             5,000,000
        7,290,000             Carroll County, MD (Series 1999B), Weekly
                              VRDNs (Fairhaven, Inc./Copper Ridge,
                              Inc.)/(Radian Asset Assurance INS)/(Branch
                              Banking & Trust Co., Winston-Salem LIQ)                  7,290,000
        9,500,000             Frederick County, MD, (1997 Issue) Weekly
                              VRDNs (Homewood at Frederick MD, Inc.
                              Facility)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    9,500,000
        5,050,000             Howard County, MD (Series 1995), Weekly
                              VRDNs (Bluffs at Clarys Forest
                              Apartments)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    5,050,000
        2,280,000             Howard County, MD (Series 1999), Weekly
                              VRDNs (Howard Development LP
                              Facility)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    2,280,000
        11,770,000            Howard County, MD (Series 2002-A), Weekly
                              VRDNs (Columbia Vantage House
                              Corp.)/(Lasalle Bank, N.A. LOC)                          11,770,000
        1,300,000             Maryland IDFA (Series 2002A), Weekly VRDNs
                              (National Aquarium in Baltimore,
                              Inc.)/(SunTrust Bank LOC)                                1,300,000
        30,500,000            Maryland State Community Development
                              Administration (Series 2003D), 1.17% TOBs,
                              Mandatory Tender 12/21/2004                              30,500,000
        13,900,000   2,3       Maryland State Community Development
                              Administration, (PT-123), 1.20% TOBs
                              (Svenska Handelsbanken, Stockholm LIQ),
                              Optional Tender 11/18/2004                               13,900,000
        1,650,000             Maryland State Economic Development Corp.,
                              (1997 Issue), Weekly VRDNs (Jenkins
                              Memorial Nursing Home, Inc.
                              Facility)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    1,650,000
        6,300,000             Maryland State Economic Development Corp.
                              (Series 2003), Weekly VRDNs (YMCA of
                              Central Maryland, Inc.)/(Branch Banking &
                              Trust Co., Winston-Salem LOC)                            6,300,000
        7,000,000             Maryland State Economic Development Corp.
                              (Series 2003), Maryland Science Center,
                              Weekly VRDNs (Maryland Academy of
                              Sciences)/(Bank of America N.A. LOC)                     7,000,000
        5,400,000             Maryland State Economic Development Corp.
                              (Series A), Weekly VRDNs (The ASSOCIATED:
                              Jewish Community Federation of Baltimore,
                              Inc.)/(Bank of America N.A. LOC)                         5,400,000
        1,815,000             Maryland State Health & Higher Educational
                              Facilities Authority, Weekly VRDNs (Capitol
                              College)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    1,815,000
        9,200,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 1994), Weekly
                              VRDNs (University Physicians,
                              Inc.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         9,200,000
        1,735,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 1998), Weekly
                              VRDNs (Woodbourne Foundation,
                              Inc.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         1,735,000
        5,700,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 1999), Weekly
                              VRDNs (Boys' Latin School)/(Manufacturers &
                              Traders Trust Co., Buffalo, NY LOC)                      5,700,000
        9,800,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 1999), Weekly
                              VRDNs (Landon School)/(SunTrust Bank LOC)                9,800,000
        3,830,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 2001C), Weekly
                              VRDNs (Collington Episcopal Life Care
                              Community, Inc.)/(Lasalle Bank, N.A. LOC)                3,830,000
        14,315,000            Maryland State Health & Higher Educational
                              Facilities Authority (Series 2003B), Weekly
                              VRDNs (Adventist HealthCare,
                              Inc.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         14,315,000
        4,500,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 2004), Weekly
                              VRDNs (Annapolis Life Care, Inc.)/(Citizens
                              Bank of Pennsylvania LOC)                                4,500,000
        8,400,000             Maryland State Health & Higher Educational
                              Facilities Authority (Series 1997), Weekly
                              VRDNs (Augsburg Lutheran Home of MD,
                              Inc.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         8,400,000
        3,475,000             Maryland State IDFA, (1994 Issue), Weekly
                              VRDNs (Baltimore International Culinary
                              College Foundation, Inc.)/(SunTrust Bank
                              LOC)                                                     3,475,000
        11,000,000            Montgomery County, MD EDA (Series 2002),
                              Weekly VRDNs (Institute for Genomic
                              Research, Inc.)/(Bank of America N.A. LOC)               11,000,000
        943,000               Montgomery County, MD Housing Opportunities
                              Commission (Series 1998 Issue I), Weekly
                              VRDNs (Byron House, Inc.
                              Facility)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    943,000
        2,670,000             Prince Georges County, MD, (1997 Issue),
                              Weekly VRDNs (Mona Branch Avenue Ltd.
                              Partnership)/(Manufacturers & Traders Trust
                              Co., Buffalo, NY LOC)                                    2,670,000
        2,330,000             Washington County, MD (Series 2000), Weekly
                              VRDNs (YMCA of Hagerstown,
                              Inc.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         2,330,000
                              Total                                                    216,238,000
                              Massachusetts--2.1%
        20,026,517            Canton, MA, 3.00% BANs, 6/3/2005                         20,189,467
        7,255,853    2,3      Clipper Tax-Exempt Certificates Trust
                              (Massachusetts Non-AMT) (Series 1997-2),
                              Weekly VRDNs (Massachusetts State Lottery
                              Commission)/(AMBAC INS)/(State Street Bank
                              and Trust Co. LIQ)                                       7,255,853
        25,610,000            Commonwealth of Massachusetts (Series 2001
                              B), Weekly VRDNs (Landesbank
                              Hessen-Thueringen, Frankfurt LIQ)                        25,610,000
        7,000,000             Dennis-Yarmouth, MA Regional School
                              District, 2.00% BANs, 11/10/2004                         7,001,431
        4,000,000             Dennis-Yarmouth, MA Regional School
                              District, 3.00% BANs, 11/15/2005                         4,043,760
        10,000,000            Lawrence, MA, 2.00% BANs, 12/23/2004                     10,010,798
        7,000,000             Massachusetts Development Finance Agency
                              (Series 2002), Weekly VRDNs (The Rivers
                              School)/(Citizens Bank of Massachusetts LOC)             7,000,000
        31,500,000            Massachusetts HEFA (Series 2003), Weekly
                              VRDNs (Emmanuel College)/(Allied Irish
                              Banks PLC and State Street Bank and Trust
                              Co. LOCs)                                                31,500,000
        15,170,000            Massachusetts HEFA (Series 2004F), Weekly
                              VRDNs (Winchester Hospital)/(Fleet National
                              Bank LOC)                                                15,170,000
        2,450,000    2,3      Massachusetts Municipal Wholesale Electric
                              Co., Floater Certificates (Series
                              2001-674), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Morgan Stanley LIQ)                          2,450,000
        1,627,500    2,3      Massachusetts Turnpike Authority, Floater
                              Certificates (Series 2000-335), Weekly
                              VRDNs (AMBAC INS)/(Morgan Stanley LIQ)                   1,627,500
        4,400,000             Massachusetts Water Resources Authority
                              (Series 2000C), Weekly VRDNs (FGIC
                              INS)/(FGIC Securities Purchase, Inc. LIQ)                4,400,000
        23,250,000   2,3      Massachusetts Water Resources Authority,
                              Class A Certificates (Series 2002-208),
                              Daily VRDNs (FSA INS)/(Bear Stearns Cos.,
                              Inc. LIQ)                                                23,250,000
        30,000,000            Pembroke, MA, 3.00% BANs, 8/4/2005                       30,314,822
        10,000,000            Shrewsbury, MA, 2.00% BANs, 11/24/2004                   10,005,086
        7,300,000             Spencer East Brookfield, MA Regional School
                              District, 2.00% BANs, 4/15/2005                          7,319,447
        7,333,000             Springfield, MA, 3.00% BANs (Commonwealth
                              of Massachusetts GTD), 7/8/2005                          7,393,430
                              Total                                                    214,541,594
                              Michigan--2.3%
        14,119,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Michigan Non-AMT), (Series 1998-110,
                              Weekly VRDNs (DeWitt, MI Public
                              Schools)/(FSA INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           14,119,000
        2,685,000    2,3      Allen Park, MI Public School District, ROCs
                              (Series 4007), Weekly VRDNs (Michigan State
                              GTD)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                2,685,000
        8,840,000    2,3       Detroit, MI City School District,
                              (PA-997R), 1.35% TOBs (FSA INS)/(Merrill
                              Lynch & Co., Inc. LIQ), Optional Tender
                              9/8/2005                                                 8,840,000
        4,840,000    2,3      Detroit, MI City School District,
                              (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill
                              Lynch & Co., Inc. LIQ)                                   4,840,000
        1,500,000    2,3      Detroit, MI City School District, ROCs
                              (Series 4004), Weekly VRDNs (FGIC
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                1,500,000
        3,620,000    2,3      Detroit, MI City School District, Variable
                              Certificates (Series 2002H), Weekly VRDNs
                              (FSA INS)/(Bank of America N.A. LIQ)                     3,620,000
        14,125,000   2,3      Detroit, MI Sewage Disposal System, MERLOTS
                              (Series 2000-I), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            14,125,000
        8,000,000    2,3      Detroit, MI Sewage Disposal System, MERLOTS
                              (Series 2001-A103), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            8,000,000
        4,260,000    2,3      Detroit, MI Sewage Disposal System,
                              Variable Certificates (Series 2002G),
                              Weekly VRDNs (FGIC INS)/(Bank of America
                              N.A. LIQ)                                                4,260,000
        10,000,000   2,3      Detroit, MI Water Supply System, MERLOTS
                              (Series 2000 D), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            10,000,000
        2,640,000    2,3      Forest Hills, MI Public School, (PT-1762),
                              Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                              Co., Inc. LIQ)                                           2,640,000
        1,160,000             Garden City, MI HFA (Series 1996A), Weekly
                              VRDNs (Garden City Hospital,
                              Osteopathic)/(National City Bank,
                              Michigan/Illinois LOC)                                   1,160,000
        8,360,000    2,3      Grand Rapids & Kent County, MI Joint
                              Building Authority (Series 2001-J.P.MC7),
                              Weekly VRDNs (Kent County, MI)/(J.P. Morgan
                              Chase & Co. LIQ)                                         8,360,000
        5,000,000             Grand Rapids, MI EDR (Series 1983 - Project
                              #1), Weekly VRDNs (Amway Hotel
                              Corp.)/(Fifth Third Bank, Michigan LOC)                  5,000,000
        2,100,000             Grand Rapids, MI EDR (Series 1983-B),
                              Weekly VRDNs (Amway Grand Plaza Hotel
                              Facilities)/(Fifth Third Bank, Michigan LOC)             2,100,000
        7,010,000             Grand Rapids, MI Economic Development Corp.
                              (Series 2000), Weekly VRDNs (Holland Home
                              Obligated Group)/(Fifth Third Bank,
                              Michigan LOC)                                            7,010,000
        1,445,000             Huron County, MI Economic Development Corp.
                              (Series 2001), Weekly VRDNs (Scheurer
                              Hospital)/(Comerica Bank LOC)                            1,445,000
        9,815,000    2,3       Huron Valley, MI School District, MERLOTS
                              (Series 2001-A120), 1.25% TOBs (Michigan
                              State GTD)/(Wachovia Bank N.A. LIQ),
                              Optional Tender 11/10/2004                               9,815,000
        2,445,000             Ingham County, MI Economic Development
                              Corp. (Series 1995), Weekly VRDNs (Martin
                              Luther Memorial Home, Inc.)/(Bank One N.A.
                              (Chicago) LOC)                                           2,445,000
        5,995,000    2,3      Kent County, MI (Series 1998-118), Weekly
                              VRDNs (Kent County International
                              Airport)/(Kent County, MI GTD)/(Morgan
                              Stanley LIQ)                                             5,995,000
        10,000,000            Kent Hospital Finance Authority, MI (Series
                              1998B), Weekly VRDNs (Spectrum
                              Health)/(MBIA Insurance Corp. INS)/(Bank
                              One N.A. (Chicago) LIQ)                                  10,000,000
        10,000,000            Kentwood, MI Public Economic Development
                              Corp., Weekly VRDNs (Holland Home Obligated
                              Group)/(Lasalle Bank, N.A. LOC)                          10,000,000
        350,000               Michigan Higher Education Facilities
                              Authority (Series 1997), Weekly VRDNs
                              (Davenport College of Business)/(Fifth
                              Third Bank, Michigan LOC)                                350,000
        10,000,000            Michigan State Building Authority (Series
                              3), 1.42% CP (Bank of New York LOC),
                              Mandatory Tender 11/4/2004                               10,000,000
        9,985,000    2,3      Michigan State Hospital Finance Authority,
                              (PT-732), Weekly VRDNs (Ascension Health
                              Credit Group)/(MBIA Insurance Corp.
                              INS)/(Svenska Handelsbanken, Stockholm LIQ)              9,985,000
        9,000,000             Michigan State Hospital Finance Authority
                              (Series 1999 A), Weekly VRDNs (Covenant
                              Retirement Communities, Inc.)/(Lasalle
                              Bank, N.A. LOC)                                          9,000,000
        7,085,000             Michigan State Hospital Finance Authority
                              (Series 2000), Weekly VRDNs (Oaklawn
                              Hospital, MI)/(Standard Federal Bank, N.A.
                              LOC)                                                     7,085,000
        5,000,000             Michigan State Hospital Finance Authority
                              (Series B), Weekly VRDNs (Standard Federal
                              Bank, N.A. LOC)                                          5,000,000
        18,150,000   2,3      Michigan State Hospital Finance Authority,
                              MERLOTS (Series 1997A), Weekly VRDNs
                              (Detroit Medical Center Obligated
                              Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)              18,150,000
        9,975,000             Michigan State Housing Development
                              Authority (Series 2002A), Weekly VRDNs
                              (Ponds Taylor Limited Dividend Housing
                              Association LLC)/(FNMA LOC)                              9,975,000
        5,495,000             Michigan State Strategic Fund (Series
                              1999), Weekly VRDNs (Pierce
                              Foundation)/(Standard Federal Bank, N.A.
                              LOC)                                                     5,495,000
        4,445,000    2,3      Michigan State, (PT-2021), Weekly VRDNs
                              (Merrill Lynch & Co., Inc. LIQ)                          4,445,000
        2,135,000    2,3      Rockford, MI Public Schools, Floater
                              Certificates (Series 2002-589), Weekly
                              VRDNs (Michigan State GTD)/(Morgan Stanley
                              LIQ)                                                     2,135,000
        12,395,000   2,3      Wayne Westland Community Schools, MI,
                              Floater Certificates (Series 1998-67),
                              Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)             12,395,000
        2,925,000    2,3      Wyandotte, MI City School District,
                              (PT-1790), Weekly VRDNs (Michigan State
                              GTD)/(Merrill Lynch & Co., Inc. LIQ)                     2,925,000
                              Total                                                    234,899,000
                              Minnesota--2.5%
        13,500,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Minnesota Non-AMT), (Series 2000-8),
                              Weekly VRDNs (Minneapolis/St. Paul, MN
                              Metropolitan Airports Commission)/(FGIC
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   13,500,000
        4,550,000             Cohasset, MN (Series 2000), Weekly VRDNs
                              (Minnesota Power, Inc.)/(Lasalle Bank, N.A.
                              LOC)                                                     4,550,000
        1,100,000             Duluth, MN (Series 1985), Weekly VRDNs
                              (Wachovia Bank N.A. LOC)                                 1,100,000
        2,210,000             Eden Valley, MN ISD No. 463, 3.00% TRANs
                              (Minnesota State GTD), 8/29/2005                         2,233,215
        2,850,000             Glencoe-Silverlake, MN ISD No. 2859, 3.00%
                              TRANs (Minnesota State GTD), 8/29/2005                   2,879,938
        1,670,000             Mahtomedi, MN ISD No. 832, 3.00% TRANs
                              (Minnesota State GTD), 8/29/2005                         1,687,543
        2,000,000             Mendota Heights, MN (Series 1999), Weekly
                              VRDNs (St. Thomas Academy)/(Allied Irish
                              Banks PLC LOC)                                           2,000,000
        9,730,000             Minneapolis, MN (Series 1993), Weekly VRDNs
                              (Market Square Real Estate, Inc.)/(Wells
                              Fargo Bank Minnesota N.A. LOC)                           9,730,000
        2,600,000             Minneapolis, MN (Series 1994), Weekly VRDNs
                              (Minnehaha/Lake Partners)/(U.S. Bank, N.A.
                              LOC)                                                     2,600,000
        31,035,000            Minneapolis/St. Paul, MN Housing Finance
                              Board, City Living Home Programs (Series
                              B-1), 1.99% TOBs (AIG Funding, Inc.),
                              Mandatory Tender 5/2/2005                                31,035,000
        6,000,000    2,3      Minneapolis/St. Paul, MN Metropolitan
                              Airports Commission, MERLOTS (Series
                              2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia
                              Bank N.A. LIQ)                                           6,000,000
        5,000,000    2,3      Minneapolis/St. Paul, MN Metropolitan
                              Airports Commission, SGA 127 (Series 2001),
                              Weekly VRDNs (FGIC INS)/(Societe Generale,
                              Paris LIQ)                                               5,000,000
        4,000,000             Minnesota Agricultural and Economic
                              Development Board (Series 1996), Weekly
                              VRDNs (Evangelical Lutheran Good Samaritan
                              Society)/(Allied Irish Banks PLC LOC)                    4,000,000
        2,000,000    2,3      Minnesota Public Facilities Authority,
                              (PT-1175), Weekly VRDNs (Merrill Lynch &
                              Co., Inc. LIQ)                                           2,000,000
        6,000,000             Minnesota State Higher Education Facility
                              Authority (Series 5-L), Weekly VRDNs
                              (University of St. Thomas)/(Allied Irish
                              Banks PLC LOC)                                           6,000,000
        8,000,000             Minnesota State Higher Education Facility
                              Authority (Series Five-C), Weekly VRDNs
                              (University of St. Thomas)/(Allied Irish
                              Banks PLC LOC)                                           8,000,000
        2,885,000             Minnesota State Higher Education Facility
                              Authority (Series Five-S), Weekly VRDNs
                              (William Mitchell College of Law)/(U.S.
                              Bank, N.A. LOC)                                          2,885,000
        2,000,000             Minnesota State Higher Education Facility
                              Authority (Series Four-S), Weekly VRDNs
                              (Bethel College and Seminary)/(Allied Irish
                              Banks PLC LOC)                                           2,000,000
        18,125,000   2,3      Minnesota State, (PT-399), Weekly VRDNs
                              (DePfa Bank PLC LIQ)                                     18,125,000
        14,810,000   2,3      Minnesota State, (PT-400), Weekly VRDNs
                              (DePfa Bank PLC LIQ)                                     14,810,000
        17,000,000   2,3      Minnesota State, Floater Certificates
                              (Series 2001-719), Weekly VRDNs (Morgan
                              Stanley LIQ)                                             17,000,000
        3,275,000             New London-Spicer, MN ISD No. 345, 3.00%
                              TRANs (Minnesota State GTD), 8/29/2005                   3,309,403
        14,600,000            North St. Paul-Maplewood, MN School
                              District 622, 3.00% TANs (Minnesota State
                              GTD), 8/12/2005                                          14,756,069
        5,380,000             Olmsted County, MN (Series 2002), Weekly
                              VRDNs (Madonna Meadows of
                              Rochester)/(Lasalle Bank, N.A. LOC)                      5,380,000
        4,560,000             Plymouth, MN (Series 2003), Weekly VRDNs
                              (Parkside Apartments)/(FNMA LOC)                         4,560,000
        3,575,000             Robbinsdale, MN (Series 2004C), Weekly
                              VRDNs (Copperfield Hill)/(Lasalle Bank,
                              N.A. LOC)                                                3,575,000
        5,000,000    2,3      Rochester, MN Health Care Facility
                              Authority, (Series 1998-177) Weekly VRDNs
                              (Mayo Foundation)/(Morgan Stanley LIQ)                   5,000,000
        14,000,000            Seaway Port Authority of Duluth, MN (Series
                              of 2000), Weekly VRDNs (St. Lawrence Cement
                              Inc.)/(Wachovia Bank N.A. LOC)                           14,000,000
        1,100,000             Shakopee, MN Hospital Finance Authority,
                              Weekly VRDNs (St. Francis Regional Medical
                              Center)/(Wells Fargo Bank Minnesota N.A.
                              LOC)                                                     1,100,000
        15,000,000            Southern Minnesota Municipal Power Agency,
                              1.55% CP, Mandatory Tender 1/12/2005                     15,000,000
        17,245,000            Southern Minnesota Municipal Power Agency,
                              5.00% Bonds, 1/1/2005                                    17,345,838
        5,190,000    2,3      Southern Minnesota Municipal Power Agency,
                              PUTTERs (Series 303), Weekly VRDNs (AMBAC
                              INS)/(J.P. Morgan Chase & Co. LIQ)                       5,190,000
        7,515,000             Spring Lake Park, MN Independent School
                              District No. 16, 2.75% TRANs (Minnesota
                              State GTD), 9/26/2005                                    7,582,680
        620,000               University of Minnesota (Series 1999A),
                              Weekly VRDNs                                             620,000
        4,995,000    2,3      University of Minnesota, Floater
                              Certificates (Series 2001-648), Weekly
                              VRDNs (Morgan Stanley LIQ)                               4,995,000
                              Total                                                    259,549,686
                              Mississippi--0.1%
        9,810,000             Mississippi Business Finance Corp. (Series
                              A), Weekly VRDNs (Mississippi
                              College)/(Amsouth Bank N.A., Birmingham LOC)             9,810,000
                              Missouri--1.0%
        4,450,000             Kansas City, MO IDA (Series 2001A), Weekly
                              VRDNs (Bethesda Living Center)/(Lasalle
                              Bank, N.A. LOC)                                          4,450,000
        13,785,000            Missouri State HEFA (Series 1985B), Weekly
                              VRDNs (Barnes Hospital)/(J.P. Morgan Chase
                              Bank LOC)                                                13,785,000
        62,450,000            Missouri State HEFA (Series 2000), Weekly
                              VRDNs (Stowers Institute for Medical
                              Research)/(MBIA Insurance Corp. INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   62,450,000
        6,100,000             University of Missouri (Series 2000), Daily
                              VRDNs                                                    6,100,000
        17,000,000   2,3      University of Missouri, Capital Project
                              Notes (Series 2004 FR/RI-L44), Weekly VRDNs
                              (Lehman Brothers Holdings, Inc. LIQ)                     17,000,000
                              Total                                                    103,785,000
                              Multi State--2.5%
        47,394,407   2,3      ABN AMRO Chicago Corp. (Series 1997-1),
                              LeaseTOPS Trust, Weekly VRDNs (Lasalle
                              Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)                 47,394,407
        30,000,000   2,3      Clipper Tax-Exempt Certificates Trust
                              (Multistate Non-AMT), (Series 2003-05),
                              Weekly VRDNs (FGIC, FSA, MBIA Insurance
                              Corp. INS) and State Street Bank and Trust
                              Co. LIQs)                                                30,000,000
        15,000,000   2,3      Clipper Tax-Exempt Certificates Trust
                              (Multistate Non-AMT), (Series 2003-13),
                              Weekly VRDNs (FGIC, FSA INS) and State
                              Street Bank and Trust Co. LIQs)                          15,000,000
        40,074,000   2,3      Clipper Tax-Exempt Certificates Trust
                              (Non-AMT Multistate), (Series 1998-2),
                              Weekly VRDNs (State Street Bank and Trust
                              Co. LIQ)                                                 40,074,000
        6,450,273    2,3      Koch Floating Rate Trust (Multistate
                              Non-AMT), (Series 1998-2), Weekly VRDNs
                              (AMBAC INS)/(State Street Bank and Trust
                              Co. LIQ)                                                 6,450,273
        5,188,005    2,3      Koch Floating Rate Trust (Multistate
                              Non-AMT), (Series 1999-2), Weekly VRDNs
                              (AMBAC INS)/(State Street Bank and Trust
                              Co. LIQ)                                                 5,188,005
        8,657,056    2,3      Koch Floating Rate Trust (Multistate
                              Non-AMT), (Series 2000-1), Weekly VRDNs
                              (AMBAC INS)/(State Street Bank and Trust
                              Co. LIQ)                                                 8,657,056
        38,587,293   2,3      Koch Floating Rate Trust (Multistate
                              Non-AMT), (Series 2001-1), Weekly VRDNs
                              (AMBAC INS)/(State Street Bank and Trust
                              Co. LIQ)                                                 38,587,293
        3,429,687    2,3      Koch Floating Rate Trust (Multistate
                              Non-AMT), (Series 2002-1), Weekly VRDNs
                              (AMBAC INS)/(State Street Bank and Trust
                              Co. LIQ)                                                 3,429,687
        6,000,000             Missouri-Illinois Metropolitan District
                              Bi-State Development Agency (Series 2002A),
                              Weekly VRDNs (Metrolink Cross County
                              Extension)/(FSA INS)/(WestLB AG
                              (Guaranteed) LIQ)                                        6,000,000
        53,030,000   2,3      TICs/TOCs MuniMae Trust (Series 2002-1M),
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bayerische Landesbank Girozentrale
                              and Landesbank Baden-Wuerttemberg LIQs)                  53,030,000
                              Total                                                    253,810,721
                              Nebraska--0.3%
        30,805,000   2,3      Omaha, NE, Municipal Securities Trust
                              Certificates (Series 2004-213), Weekly
                              VRDNs (Bear Stearns Cos., Inc. LIQ)                      30,805,000
                              Nevada--0.3%
        7,500,000    2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 1998-1),
                              Weekly VRDNs (Nevada State)/(MBIA Insurance
                              Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             7,500,000
        20,000,000            Clark County, NV Airport System (Series
                              1993A), Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Dexia Credit Local and J.P. Morgan
                              Chase Bank LIQs)                                         20,000,000
        5,500,000             Henderson, NV Public Improvement Trust
                              (Series 1995B), Weekly VRDNs (Lincoln
                              Pueblo Verde LP)/(Credit Suisse First
                              Boston LOC)                                              5,500,000
                              Total                                                    33,000,000
                              New Hampshire--0.6%
        17,635,000            New Hampshire HEFA (Series 2002B), Weekly
                              VRDNs (Catholic Medical Center)/(Citizens
                              Bank of Massachusetts LOC)                               17,635,000
        45,365,000            New Hampshire Higher Educational & Health
                              Facilities Authority (Series 2001A), Weekly
                              VRDNs (Dartmouth-Hitchcock Obligated
                              Group)/(FSA INS)/(Chase Manhattan Bank
                              (USA) N.A., Wilmington and Dexia Credit
                              Local LIQs)                                              45,365,000
                              Total                                                    63,000,000
                              New Jersey--1.5%
        11,860,000   2,3      Delaware River Port Authority, PUTTERs
                              (Series 144), Weekly VRDNs (FSA INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   11,860,000
        5,250,000             Fort Lee, NJ, 2.75% BANs, 7/29/2005                      5,295,874
        3,853,702             Hightstown Borough, NJ, 2.00% BANs,
                              2/11/2005                                                3,858,460
        3,110,000             Mahwah Township, NJ, 3.00% BANs, 10/21/2005              3,142,539
        6,500,000             New Jersey Health Care Facilities Financing
                              Authority, Weekly VRDNs (St. Peter's
                              University Hospital)/(Fleet National Bank
                              LOC)                                                     6,500,000
        5,295,000    2,3      New Jersey State Transportation Trust Fund
                              Authority, Floater Certificates (Series
                              1998-54), Weekly VRDNs (FSA INS)/(Morgan
                              Stanley LIQ)                                             5,295,000
        21,645,000   2,3      New Jersey State Transportation Trust Fund
                              Authority, PUTTERs (Series 241) Weekly
                              VRDNs (FSA INS)/(J.P. Morgan Chase & Co.
                              LIQ)                                                     21,645,000
        1,200,000    2,3       New Jersey State Transportation Trust Fund
                              Authority, Trust Receipts (Series 1996-1)
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank of New York LIQ)                              1,200,000
        60,000,000   2,3      New Jersey State, (Series 2004 FR/RI-L56J)
                              Weekly VRDNs (Lehman Brothers Holdings,
                              Inc. LIQ)                                                60,000,000
        8,500,000             New Jersey Turnpike Authority, (Series
                              2003C-1) Weekly VRDNs (FSA INS)/(WestLB AG
                              (GTD) LIQ)                                               8,500,000
        14,370,000            Ocean City, NJ, 3.00% BANs, 10/28/2005                   14,523,347
        2,870,000             South Orange Village Township, NJ, 2.00%
                              BANs, 1/3/2005                                           2,872,469
        1,409,322             South Orange Village Township, NJ, 2.00%
                              BANs, 12/1/2004                                          1,409,923
        4,173,700             Spring Lake Boro, NJ, 2.25% BANs, 2/11/2005              4,182,262
                              Total                                                    150,284,874
                              New Mexico--0.3%
        32,250,000   2,3      New Mexico State, (Series 2004 FR/RI-L38),
                              Weekly VRDNs (Lehman Brothers Holdings,
                              Inc. LIQ)                                                32,250,000
                              New York--11.0%
        12,000,000   2,3      ABN AMRO MuniTOPS Certificates Trust (New
                              York Non-AMT), (Series 1999-2), Weekly
                              VRDNs (Metropolitan Transportation
                              Authority, NY)/(FSA INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           12,000,000
        4,180,000             Arlington, NY Central School Districdt,
                              2.00% BANs, 11/4/2004                                    4,180,197
        2,500,000             Brookhaven-Comsewogue Union Free School
                              District, NY, 2.75% BANs, 7/20/2005                      2,520,219
        4,000,000             Brookhaven-Comsewogue Union Free School
                              District, NY, 2.75% TANs, 6/30/2005                      4,029,870
        19,018,323            Clinton County, NY, 2.75% BANs, 7/21/2005                19,172,735
        2,000,000             Connetquot, NY Central School District,
                              3.00% TANs, 6/30/2005                                    2,018,850
        2,500,000             Deer Park Union Free School District, NY,
                              2.75% TANs, 6/30/2005                                    2,519,334
        17,500,000            East Islip, NY Union Free School District,
                              3.00% TANs, 6/29/2005                                    17,647,000
        3,000,000             Harborfields, NY Central School District,
                              3.00% TANs, 6/29/2005                                    3,028,155
        6,000,000             Irvington, NY Union Free School District,
                              2.75% TANs, 6/24/2005                                    6,039,866
        2,144,920             Liverpool, NY Central School District,
                              2.75% BANs, 7/8/2005                                     2,160,021
        15,500,000            Liverpool, NY Central School District,
                              2.75% RANs, 7/8/2005                                     15,609,123
        17,830,000            Metropolitan Transportation Authority, NY
                              (Series 2002D-1), Weekly VRDNs (FSA
                              INS)/(WestLB AG (Guaranteed) LIQ)                        17,830,000
        7,280,000             Metropolitan Transportation Authority, NY
                              (Series 2002D-2), Weekly VRDNs (FSA
                              INS)/(Dexia Credit Local LIQ)                            7,280,000
        42,120,000            Metropolitan Transportation Authority, NY
                              (Series 2004 A-3), Weekly VRDNs (XL Capital
                              Assurance Inc. INS)/(DePfa Bank PLC LIQ)                 42,120,000
        36,165,000            Metropolitan Transportation Authority, NY
                              (Subseries 2002G-2), Weekly VRDNs (AMBAC
                              INS)/(Landesbank Hessen-Thueringen,
                              Frankfurt LIQ)                                           36,165,000
        56,865,000            Metropolitan Transportation Authority, NY,
                              Dedicated Tax Fund Variable Rate Bonds
                              (Series 2002B) Weekly VRDNs (FSA
                              INS)/(Dexia Credit Local LIQ)                            56,865,000
        21,100,000   2,3      Metropolitan Transportation Authority, NY,
                              MERLOTS (Series 1997C), Weekly VRDNs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ)                            21,100,000
        7,880,230             Middletown, NY, 2.75% BANs, 7/15/2005                    7,942,740
        15,000,000            Nassau, NY Health Care Corp. (Series
                              2004C-1), Weekly VRDNs (FSA INS)/(Dexia
                              Credit Local LIQ)                                        15,000,000
        2,000,000             New York City Trust For Cultural Resources
                              (Series 2000), Weekly VRDNs (Manhattan
                              School of Music)/(Radian Asset Assurance
                              INS)/(Wachovia Bank N.A. LIQ)                            2,000,000
        41,200,000            New York City, NY Housing Development Corp.
                              (Series 2003A), Weekly VRDNs (2 Gold
                              LLC)/(Fleet National Bank LOC)                           41,200,000
        30,025,000   2,3       New York City, NY Municipal Water Finance
                              Authority, Trust Receipts (Series 1997),
                              FR/RI-6, Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Bank of New York LIQ)                              30,025,000
        12,000,000            New York City, NY Transitional Finance
                              Authority (Subseries 1999A-1), Weekly VRDNs
                              (J.P. Morgan Chase Bank LIQ)                             12,000,000
        10,500,000            New York City, NY Transitional Finance
                              Authority (Subseries 1999A-1), Weekly VRDNs
                              (WestLB AG (Guaranteed) LIQ)                             10,500,000
        6,200,000             New York City, NY Transitional Finance
                              Authority (Subseries 1999A-2), Weekly VRDNs
                              (J.P. Morgan Chase Bank LIQ)                             6,200,000
        11,015,000            New York City, NY Transitional Finance
                              Authority (Subseries 1999B-3), Weekly VRDNs
                              (Bank One N.A. (Chicago) LIQ)                            11,015,000
        10,000,000            New York City, NY Transitional Finance
                              Authority (Series A), Weekly VRDNs (Bank
                              One N.A. (Chicago) LIQ)                                  10,000,000
        21,000,000   2,3      New York City, NY Transitional Finance
                              Authority (Series 2002), FR/RI L21, Weekly
                              VRDNs (Lehman Brothers Holdings, Inc. LIQ)               21,000,000
        17,000,000   2,3      New York City, NY Transitional Finance
                              Authority, MERLOTS (Series 2002-A40),
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                            17,000,000
        59,510,000            New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds
                              (Series 2003-3-G), Weekly VRDNs (Bank of
                              New York LIQ)                                            59,510,000
        9,595,000             New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds
                              (Subseries 2003-1-A), Weekly VRDNs
                              (Landesbank Hessen-Thueringen, Frankfurt
                              LIQ)                                                     9,595,000
        31,000,000            New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds
                              (Subseries 2003-1-B), Weekly VRDNs (Societe
                              Generale, Paris LIQ)                                     31,000,000
        22,125,000            New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds
                              (Subseries 2003-1-E), Weekly VRDNs
                              (Bayerische Landesbank Girozentrale LIQ)                 22,125,000
        32,700,000            New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds
                              (Subseries 2003-2-B), Weekly VRDNs (Dexia
                              Credit Local LIQ)                                        32,700,000
        37,500,000            New York City, NY Transitional Finance
                              Authority, New York City Recovery Bonds
                              (Subseries 2003-2-C), Weekly VRDNs (Lloyds
                              TSB Bank PLC, London LIQ)                                37,500,000
        18,965,000            New York City, NY (Series 1994A-9), Weekly
                              VRDNs (J.P. Morgan Chase Bank LOC)                       18,965,000
        4,400,000             New York City, NY (Series 1995B-9), Weekly
                              VRDNs (J.P. Morgan Chase Bank LOC)                       4,400,000
        6,905,000             New York City, NY (Series 1995F-4), Weekly
                              VRDNs (Landesbank Hessen-Thueringen,
                              Frankfurt LOC)                                           6,905,000
        8,120,000             New York City, NY (Series 1995F-5), Weekly
                              VRDNs (Landesbank Hessen-Thueringen,
                              Frankfurt LOC)                                           8,120,000
        10,550,000            New York City, NY (Series 1996J-3), Weekly
                              VRDNs (J.P. Morgan Chase Bank LOC)                       10,550,000
        18,700,000            New York City, NY (Series 2003C-3), Weekly
                              VRDNs (BNP Paribas SA LOC)                               18,700,000
        30,000,000   2,3      New York City, NY, ROCs (Series 251),
                              Weekly VRDNs (Citigroup Global Markets
                              Holdings, Inc. GTD)/(Citigroup Global
                              Markets Holdings, Inc. LIQ)                              30,000,000
        5,560,000    2,3      New York State Dormitory Authority (Series
                              2003), FR/METR-M8J, Weekly VRDNs (FGIC
                              INS)/(Lehman Brothers Holdings, Inc. LIQ)                5,560,000
        7,055,000    2,3       New York State Dormitory Authority,
                              MERLOTS (Series 2002-A56), 1.45% TOBs (FGIC
                              INS)/(Wachovia Bank N.A. LIQ), Optional
                              Tender 4/27/2005                                         7,055,000
        43,300,000            New York State Dormitory Authority, Mental
                              Health Services (2003 Subseries D-2B),
                              Weekly VRDNs (New York State)/(FSA
                              INS)/(Dexia Credit Local LIQ)                            43,300,000
        9,175,000             New York State Dormitory Authority, Mental
                              Health Services (Subseries 2003F-2A),
                              Weekly VRDNs (New York State)/(FSA
                              INS)/(Dexia Credit Local LIQ)                            9,175,000
        14,740,000            New York State Dormitory Authority, Mental
                              Health Services (Subseries 2003F-2C),
                              Weekly VRDNs (New York State)/(FSA
                              INS)/(Dexia Credit Local LIQ)                            14,740,000
        10,205,000            New York State Energy Research &
                              Development Authority, 1.08% TOBs (New York
                              State Electric and Gas Corp.)/(J.P. Morgan
                              Chase Bank LOC), Optional Tender 3/15/2005               10,205,000
        3,670,000    2,3      New York State Environmental Facilities
                              Corp. State Clean Water and Drinking Water,
                              Floater Certificates (Series 2001-658),
                              Weekly VRDNs (Morgan Stanley LIQ)                        3,670,000
        3,200,000             New York State HFA Weekly VRDNs (Special
                              Surgery Hospital)/(J.P. Morgan Chase Bank
                              LOC)                                                     3,200,000
        13,050,000            New York State HFA, Service Contract
                              Revenue Bonds (2003 Series B), Weekly VRDNs
                              (BNP Paribas SA LOC)                                     13,050,000
        28,750,000            New York State HFA, Service Contract
                              Revenue Bonds (2003 Series G), Weekly VRDNs
                              (WestLB AG (Guaranteed) LOC)                             28,750,000
        39,600,000            New York State HFA, Service Contract
                              Revenue Bonds (2003 Series I), Weekly VRDNs
                              (Landesbank Hessen-Thueringen, Frankfurt
                              LOC)                                                     39,600,000
        40,280,000            New York State Local Government Assistance
                              Corp. (Series 2003A-BV), Senior Lien
                              Refunding Bonds Weekly VRDNs (FGIC
                              INS)/(Dexia Credit Local LIQ)                            40,280,000
        17,000,000            Patchogue-Medford, NY Union Free School
                              District, 3.00% TANs, 6/23/2005                          17,139,230
        10,000,000            Pittsford, NY Central School District
                              (Series 2003), 2.00% BANs, 12/17/2004                    10,010,552
        2,500,000             Plainedge, NY Union Free School District,
                              3.00% TANs, 6/30/2005                                    2,522,730
        10,235,000            Ramapo, NY Housing Authority (Series 1998),
                              Weekly VRDNs (Fountainview at College Road,
                              Inc.)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         10,235,000
        5,700,000             Triborough Bridge & Tunnel Authority, NY
                              (Series 2002F), Weekly VRDNs (ABN AMRO Bank
                              NV, Amsterdam LIQ)                                       5,700,000
        27,385,000   2,3      Triborough Bridge & Tunnel Authority, NY,
                              PUTTERs (Series 304), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(J.P. Morgan Chase &
                              Co. LIQ)                                                 27,385,000
        23,000,000            Triborough Bridge & Tunnel Authority, NY,
                              Subordinate Revenue Bonds (Series 2000A),
                              Weekly VRDNs (FSA INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                23,000,000
        45,030,000            Triborough Bridge & Tunnel Authority, NY,
                              Subordinate Revenue Bonds (Series 2000C),
                              Weekly VRDNs (FSA INS)/(J.P. Morgan Chase
                              Bank and Lloyds TSB Bank PLC, London LIQs)               45,030,000
        3,000,000             Wantagh, NY Union Free School District,
                              2.75% TANs, 6/29/2005                                    3,021,478
        9,960,000             Wayne, NY Central School District, 2.75%
                              BANs, 6/23/2005                                          10,032,250
        8,600,000             West Babylon, NY Union Free School
                              District, 2.75% TANs, 6/29/2005                          8,658,750
        6,000,000             West Islip, NY Unified Free School
                              District, 2.75% TANs, 6/29/2005                          6,042,955
                              Total                                                    1,133,601,055
                              North Carolina--1.4%
        27,270,000            North Carolina Medical Care Commission
                              (Series 1992B), Weekly VRDNs (North
                              Carolina Baptist)/(Wachovia Bank N.A. LIQ)               27,270,000
        16,450,000            North Carolina Medical Care Commission
                              (Series 1996), Weekly VRDNs (North Carolina
                              Baptist)/(Wachovia Bank N.A. LIQ)                        16,450,000
        5,865,000             North Carolina Medical Care Commission
                              (Series 2000 A), Weekly VRDNs (United
                              Methodist Retirement Homes)/(Wachovia Bank
                              N.A. LOC)                                                5,865,000
        4,210,000             North Carolina Medical Care Commission
                              (Series 2001), Weekly VRDNs (Rutherford
                              Hospital, Inc.)/(Branch Banking & Trust
                              Co., Winston-Salem LOC)                                  4,210,000
        37,800,000            North Carolina Medical Care Commission
                              (Series 2001A), Weekly VRDNs (Moses H. Cone
                              Memorial)                                                37,800,000
        25,094,000            North Carolina Medical Care Commission
                              (Series 2001B), Weekly VRDNs (Moses H. Cone
                              Memorial)                                                25,094,000
        27,250,000            North Carolina State, Public Improvement
                              Bonds (Series 2002G), Weekly VRDNs
                              (Landesbank Hessen-Thueringen, Frankfurt
                              LIQ)                                                     27,250,000
                              Total                                                    143,939,000
                              Ohio--3.5%
        8,338,000    2,3       ABN AMRO MuniTOPS Certificates Trust (Ohio
                              Non-AMT), (Series 1998-18) 1.25% TOBs
                              (Cleveland, OH Waterworks)/(FSA INS)/(ABN
                              AMRO Bank NV, Amsterdam LIQ), Optional
                              Tender 11/3/2004                                         8,338,000
        6,500,000    2,3      ABN AMRO MuniTOPS Certificates Trust (Ohio
                              Non-AMT), (Series 2004-14), Weekly VRDNs
                              (Columbus, OH City School District)/(FSA
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   6,500,000
        1,720,000             Akron, Bath & Copley, OH Joint Township,
                              Weekly VRDNs (Visiting Nurses)/(National
                              City Bank, Ohio LOC)                                     1,720,000
        17,600,000            Akron, Bath & Copley, OH Joint Township
                              (Series 2002), Weekly VRDNs (Sumner on
                              Ridgewood, Inc.)/(KBC Bank NV LOC)                       17,600,000
        10,000,000            Akron, Bath & Copley, OH Joint Township
                              (Series 2004B), Weekly VRDNs (Summa Health
                              System)/(Bank One N.A. (Chicago) LOC)                    10,000,000
        6,010,000             Ashland County, OH Health Care (Series
                              1999), Weekly VRDNs (Brethren Care,
                              Inc.)/(FirstMerit Bank, N.A. LOC)                        6,010,000
        3,650,000             Athens, OH, 2.75% BANs, 7/13/2005                        3,675,699
        7,785,000             Butler County Hospital (Series 2002),
                              Weekly VRDNs (Middletown Regional
                              Hospital)/(Bank One N.A. (Columbus) LOC)                 7,785,000
        5,500,000             Butler County, OH (Series 2002), Weekly
                              VRDNs (LifeSphere, Inc.)/(U.S. Bank, N.A.
                              LOC)                                                     5,500,000
        4,120,000    2,3      Cincinnati City School District, OH,
                              PUTTERs (Series 315), Weekly VRDNs (FSA
                              INS)/(J.P. Morgan Chase Bank LIQ)                        4,120,000
        4,860,000             Clark County, OH (Series 1999), Weekly
                              VRDNs (Ohio Masonic Home)/(AMBAC
                              INS)/(Harris Trust & Savings Bank, Chicago
                              LIQ)                                                     4,860,000
        4,165,000             Clark County, OH (Series 2002), Weekly
                              VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   4,165,000
        16,000,000            Cleveland, OH Waterworks (Series 2004-M),
                              Weekly VRDNs (FSA INS)/(Dexia Credit Local
                              LIQ)                                                     16,000,000
        20,000,000            Cuyahoga County, OH Health Care Facilities
                              (Series 2001), Weekly VRDNs (Gardens of
                              McGregor & Amasa Stone)/(Key Bank, N.A. LOC)             20,000,000
        4,310,000             Cuyahoga County, OH Hospital Authority
                              (Series 1998-II), Weekly VRDNs (W.O. Walker
                              Center, Inc.)/(AMBAC INS)/(Key Bank, N.A.
                              LIQ)                                                     4,310,000
        4,500,000             Cuyahoga County, OH Hospital Authority
                              (Series 2000), Weekly VRDNs (The Sisters of
                              Charity of St. Augustine Health System,
                              Inc.)/(National City Bank, Ohio LOC)                     4,500,000
        5,000,000             Cuyahoga County, OH IDA (Series A-1
                              Remarketing), Weekly VRDNs (University
                              School)/(Key Bank, N.A. LOC)                             5,000,000
        4,320,000             Cuyahoga County, OH (Series 1999), Weekly
                              VRDNs (The Renaissance)/(Lasalle Bank, N.A.
                              LOC)                                                     4,320,000
        4,000,000             Cuyahoga County, OH (Series 2002), Weekly
                              VRDNs (The Health Museum of Cleveland)/(Key
                              Bank, N.A. LOC)                                          4,000,000
        5,000,000             Cuyahoga Falls, OH, 2.00% BANs, 12/16/2004               5,005,166
        5,000,000             Cuyahoga, OH Community College District
                              (Series 2002B), Weekly VRDNs (AMBAC
                              INS)/(Key Bank, N.A. LIQ)                                5,000,000
        10,500,000            Elyria, OH, 2.00% BANs, 7/26/2005                        10,527,190
        3,650,000             Erie County, OH (Series 1996A), Weekly
                              VRDNs (Providence Care Center)/(Bank One
                              N.A. (Columbus) LOC)                                     3,650,000
        3,190,000             Franklin County, OH Health Care Facilities
                              (Series 1999 A), Weekly VRDNs (National
                              Church Residences)/(Fifth Third Bank,
                              Cincinnati LOC)                                          3,190,000
        1,450,000             Franklin County, OH Health Care Facilities
                              (Series 1999 B), Weekly VRDNs (National
                              Church Residences)/(Fifth Third Bank,
                              Cincinnati LOC)                                          1,450,000
        7,250,000             Franklin County, OH Health Care Facilities
                              (Series 2004), Weekly VRDNs (Creekside at
                              the Village)/(Key Bank, N.A. LOC)                        7,250,000
        4,805,000             Franklin County, OH Health Care Facilities,
                              Refunding & Improvement Revs (Series 2002
                              B), Weekly VRDNs (Ohio Presbyterian
                              Retirement Services)/(National City Bank,
                              Ohio LOC)                                                4,805,000
        4,500,000             Franklin County, OH IDA, Weekly VRDNs
                              (Heekin Can, Inc.)/(Bank One N.A. (Chicago)
                              LOC)                                                     4,500,000
        6,075,000             Geauga County, OH (Series 2001), Weekly
                              VRDNs (Montefiore Housing Corp.)/(Key Bank,
                              N.A. LOC)                                                6,075,000
        1,130,000             Genoa Village, OH (Series 1999), Weekly
                              VRDNs (Genoa Health Care Center)/(Fifth
                              Third Bank, Cincinnati LOC)                              1,130,000
        7,515,000             Greene County, OH Hospital Facilities
                              Revenue Authority (Series 1999A), Weekly
                              VRDNs (Med Health System)/(Key Bank, N.A.
                              LOC)                                                     7,515,000
        3,795,000             Hamilton County, OH Hospital Facilities
                              Authority (Series 1999A), Weekly VRDNs
                              (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)               3,795,000
        18,300,000            Hamilton County, OH Hospital Facilities
                              Authority (Series 2002A), Weekly VRDNs (The
                              Elizabeth Gamble Deaconess Home
                              Association)/(J.P. Morgan Chase Bank LOC)                18,300,000
        5,430,000             Hamilton County, OH (Series 2000A), Weekly
                              VRDNs (Deaconess Long Term Care,
                              Inc.)/(Lasalle Bank, N.A. LOC)                           5,430,000
        17,000,000            Hamilton County, OH (Series 2004), Weekly
                              VRDNs (Block 3 Project)/(Bank of New York
                              and Citizens Bank of Pennsylvania LOCs)                  17,000,000
        7,180,000             Lorain County, OH EDA, Weekly VRDNs (Lake
                              Ridge Academy)/(National City Bank, Ohio
                              LOC)                                                     7,180,000
        4,985,000             Louisville, OH (Series 1999A), Weekly VRDNs
                              (St. Joseph Care Center)/(FirstMerit Bank,
                              N.A. LOC)                                                4,985,000
        5,430,000             Louisville, OH (Series 1999B), Weekly VRDNs
                              (St. Joseph Care Center)/(FirstMerit Bank,
                              N.A. LOC)                                                5,430,000
        7,400,000             Lucas County, OH IDA Weekly VRDNs (Kroger
                              Co.)/(U.S. Bank, N.A. LOC)                               7,400,000
        13,075,000            Lucas County, OH Weekly VRDNs (Lutheran
                              Homes Society)/(Fifth Third Bank,
                              Cincinnati LOC)                                          13,075,000
        55,000                Lucas County, OH Weekly VRDNs (Sunshine
                              Children's Home)/(National City Bank, Ohio
                              LOC)                                                     55,000
        9,000,000             Mahoning County, OH Hospital Facilities
                              (Series B), Weekly VRDNs (Forum Group,
                              Inc.)/(MBIA Insurance Corp. INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   9,000,000
        1,260,000             Marion County, OH Health Care Facilities,
                              Weekly VRDNs (Marion Area Counseling
                              Center, Inc.)/(Huntington National Bank,
                              Columbus, OH LOC)                                        1,260,000
        3,840,000             Marion County, OH Health Care Facilities
                              (Series 2002), Weekly VRDNs (United Church
                              Homes, Inc.)/(Key Bank, N.A. LOC)                        3,840,000
        4,625,000    2,3      Ohio State Building Authority (Series
                              2002), FR/RI-L39J, Weekly VRDNs (Lehman
                              Brothers Holdings, Inc. LIQ)                             4,625,000
        440,000                Ohio State Higher Educational Facilities
                              Commission, Weekly VRDNs (Notre Dame
                              College)/(National City Bank, Ohio LOC)                  440,000
        4,970,000             Ohio State Higher Educational Facilities
                              Commission (Series A), Weekly VRDNs (John
                              Carroll University, OH)/(Allied Irish Banks
                              PLC LOC)                                                 4,970,000
        5,695,000    2,3      Ohio State Turnpike Commission, Morgan
                              Stanley Floater Certificates
                              (Seires1998-71), Weekly VRDNs (FGIC
                              INS)/(Morgan Stanley LIQ)                                5,695,000
        2,800,000             Ohio State University (Series 1999 B2),
                              Weekly VRDNs                                             2,800,000
        5,375,000    2,3      Ohio State, (Series 2002), FR/RI-L31J,
                              Weekly VRDNs (Lehman Brothers Holdings,
                              Inc. LIQ)                                                5,375,000
        3,000,000             Port of Greater Cincinnati, OH Development
                              Authority (Series 2003A), Weekly VRDNs
                              (National Underground Railroad Freedom
                              Center, Inc.)/(Bank One N.A. (Columbus),
                              Fifth Third Bank, Cincinnati, Lasalle Bank,
                              N.A. and U.S. Bank, N.A. LOCs)                           3,000,000
        3,600,000             Richland County, OH, 2.25% BANs, 9/8/2005                3,618,098
        3,900,000             Rickenbacker, OH Port Authority (Series
                              1992), Weekly VRDNs (Rickenbacker Holdings,
                              Inc.)/(Bank One N.A. (Columbus) LOC)                     3,900,000
        5,065,000             Ross County, OH Weekly VRDNs (Adena Health
                              System)/(Huntington National Bank,
                              Columbus, OH LOC)                                        5,065,000
        1,968,750             Ross County, OH, 2.50% BANs, 6/2/2005                    1,977,782
        6,235,000             Ross County, OH, Health Care Facilities
                              Revenue Bonds (Series 2001), Weekly VRDNs
                              (Traditions at Chillicothe)/(Huntington
                              National Bank, Columbus, OH LOC)                         6,235,000
        7,780,000             Seneca County, OH Health Care Facilities,
                              Revenue Refunding and Improvement Bonds
                              (Series 2003), Weekly VRDNs (Good Shepherd
                              Home)/(Fifth Third Bank, Cincinnati LOC)                 7,780,000
        2,395,000             Summit County, OH (Series 1996), Weekly
                              VRDNs (United Disability Services,
                              Inc.)/(FirstMerit Bank, N.A. LOC)                        2,395,000
        6,000,000             Summit County, OH (Series 2002), Weekly
                              VRDNs (The Western Reserve Academy)/(Key
                              Bank, N.A. LOC)                                          6,000,000
        3,935,000             Village of Holland, OH (Series 2001),
                              Weekly VRDNs (Anne Grady Corp.)/(Fifth
                              Third Bank, Cincinnati LOC)                              3,935,000
        1,100,000             Wayne County, OH, Health Care Facility
                              Revenue Bonds (Series 1995), Weekly VRDNs
                              (D & M Realty)/(Bank One N.A. (Columbus)
                              LOC)                                                     1,100,000
                              Total                                                    364,161,935
                              Oklahoma--0.1%
        1,790,000             Muskogee, OK Industrial Trust (Series
                              1985), Weekly VRDNs (Warmack Muskogee Ltd.
                              Partnership)/(Bank of America N.A. LOC)                  1,790,000
        3,865,000             Oklahoma Development Finance Authority
                              (Series 2001), Weekly VRDNs (Oklahoma
                              Centennial Fund, Inc.)/(Bank of America
                              N.A. LOC)                                                3,865,000
        7,600,000             Oklahoma State Industries Authority (Series
                              2002), Weekly VRDNs (American Cancer
                              Society, Inc.)/(Bank of America N.A. LOC)                7,600,000
                              Total                                                    13,255,000
                              Oregon--0.1%
        7,000,000             Oregon State Housing and Community Services
                              Department (Series M), 1.20% TOBs, Optional
                              Tender 1/6/2005                                          7,000,000
        5,500,000             Portland, OR EDRB (Series 2003-A), Weekly
                              VRDNs (Broadway Housing LLC)/(AMBAC
                              INS)/(Key Bank, N.A. LIQ)                                5,500,000
                              Total                                                    12,500,000
                              Pennsylvania--3.4%
        6,000,000    2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Pennsylvania Non-AMT), (Series 2003-24),
                              Weekly VRDNs (Philadelphia, PA School
                              District)/(FSA INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           6,000,000
        5,295,000             Allegheny County, PA HDA (Series 1990D),
                              Weekly VRDNs (Presbyterian University
                              Hospital)/(MBIA Insurance Corp. INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   5,295,000
        4,595,000             Allegheny County, PA HDA (Series B1),
                              Weekly VRDNs (Presbyterian University
                              Hospital)/(Bank One N.A. (Chicago) LOC)                  4,595,000
        3,360,000             Allegheny County, PA IDA (Series 1992),
                              Weekly VRDNs (Eleven Parkway Center
                              Associates)/(National City Bank,
                              Pennsylvania LOC)                                        3,360,000
        23,950,000            Allegheny County, PA IDA (Series 2004A),
                              Weekly VRDNs (UPMC Health System)/(J.P.
                              Morgan Chase Bank LOC)                                   23,950,000
        2,180,000             Allegheny County, PA IDA (Series A of
                              1997), Weekly VRDNs (Jewish Community
                              Center)/(National City Bank, Pennsylvania
                              LOC)                                                     2,180,000
        615,000               Allegheny County, PA IDA (Series B of
                              1997), Weekly VRDNs (Jewish Community
                              Center)/(National City Bank, Pennsylvania
                              LOC)                                                     615,000
        7,600,000             Allegheny County, PA IDA (Series B), Weekly
                              VRDNs (Zoological Society of
                              Pittsburgh)/(PNC Bank, N.A. LOC)                         7,600,000
        5,000,000             Allegheny County, PA IDA (Series of 2002),
                              Weekly VRDNs (Carnegie Museums of
                              Pittsburgh)/(Citizens Bank of Pennsylvania
                              LOC)                                                     5,000,000
        7,730,000             Butler County, PA IDA (Series 2000A),
                              Weekly VRDNs (Concordia Lutheran
                              Ministries)/(Radian Asset Assurance
                              INS)/(Fleet National Bank LIQ)                           7,730,000
        5,185,000             Butler County, PA IDA (Series 2000B),
                              Weekly VRDNs (Concordia Lutheran
                              Ministries)/(Radian Asset Assurance
                              INS)/(Fleet National Bank LIQ)                           5,185,000
        4,440,000             Chartiers Valley, PA Industrial &
                              Commercial Development Authority (Series
                              2000B), Weekly VRDNs (Asbury
                              Heights)/(Lasalle Bank, N.A. LOC)                        4,440,000
        5,000,000             Chester County, PA IDA (Series of 2003),
                              Weekly VRDNs (West Chester
                              University)/(Citizens Bank of Pennsylvania
                              LOC)                                                     5,000,000
        8,400,000             Clearfield County, PA IDA (Series 2002),
                              Weekly VRDNs (Dubois Area Catholic
                              School)/(PNC Bank, N.A. LOC)                             8,400,000
        5,000,000    2,3      Commonwealth of Pennsylvania (Series
                              2001-JPMC5), Weekly VRDNs (J.P. Morgan
                              Chase & Co. LIQ)                                         5,000,000
        4,585,500    2,3      Commonwealth of Pennsylvania, Floater
                              Certificates (Series 2001-696), Weekly
                              VRDNs (FSA INS)/(Morgan Stanley LIQ)                     4,585,500
        6,000,000             Cumberland County, PA Municipal Authority
                              (Series 1993), Weekly VRDNs (Presbyterian
                              Homes, Inc.)/(KBC Bank NV LOC)                           6,000,000
        4,575,000             Cumberland County, PA (Series 2000), Weekly
                              VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)               4,575,000
        4,500,000             Cumberland County, PA (Series of 2001),
                              Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                              N.A. LIQ)                                                4,500,000
        1,300,000             Dallastown Area School District, PA (Series
                              1998), Weekly VRDNs (FGIC INS)/(BNP Paribas
                              SA LIQ)                                                  1,300,000
        16,025,000            Dauphin County, PA General Authority,
                              Education and Health Loan Program (Series
                              1997), Weekly VRDNs (AMBAC INS)/(J.P.
                              Morgan Chase Bank LIQ)                                   16,025,000
        3,000,000             Delaware County, PA Authority, Hospital
                              Revenue Bonds (Series of 1996), Weekly
                              VRDNs (Crozer-Chester Medical Center)/(KBC
                              Bank NV LOC)                                             3,000,000
        4,555,000    2,3      Delaware Valley, PA Regional Finance
                              Authority, Variable Rate Certificates
                              (Series 2002E), Weekly VRDNs (AMBAC
                              INS)/(Bank of America N.A. LIQ)                          4,555,000
        13,000,000            Doylestown Hospital Authority, PA (Series
                              1998 B), Weekly VRDNs (Doylestown Hospital,
                              PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                     13,000,000
        2,000,000             Doylestown Hospital Authority, PA (Series
                              1998C), Weekly VRDNs (Doylestown Hospital,
                              PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                     2,000,000
        1,800,000             Erie County, PA Hospital Authority Weekly
                              VRDNs (St. Mary's Hospital Erie, PA)/(PNC
                              Bank, N.A. LOC)                                          1,800,000
        12,895,000             Erie County, PA Hospital Authority Weekly
                              VRDNs (St. Vincent Health
                              System)/(Manufacturers & Traders Trust Co.,
                              Buffalo, NY LOC)                                         12,895,000
        3,500,000             Erie County, PA Hospital Authority (Series
                              A of 2001), Weekly VRDNs (Forestview Health
                              Care Center)/(KBC Bank NV LOC)                           3,500,000
        2,550,000             Erie County, PA Hospital Authority (Series
                              A of 2001), Weekly VRDNs (Senior Living
                              Services, Inc.)/(KBC Bank NV LOC)                        2,550,000
        9,950,000             Geisinger Authority, PA Health System
                              (Series 2000), Daily VRDNs (J.P. Morgan
                              Chase Bank LIQ)                                          9,950,000
        11,325,000            Huntingdon County, PA General Authority
                              (Series A), Weekly VRDNs (Juniata
                              College)/(PNC Bank, N.A. LOC)                            11,325,000
        1,150,000             Lawrence County, PA IDA (Series 2001A),
                              Weekly VRDNs (Shenango Presbyterian
                              SeniorCare Obligated Group)/(SunTrust Bank
                              LOC)                                                     1,150,000
        2,480,000             Lawrence County, PA IDA (Series 2003),
                              Weekly VRDNs (Villa Maria Retirement
                              Center)/(Allied Irish Banks PLC LOC)                     2,480,000
        6,810,000             Lehigh County, PA General Purpose Authority
                              (Series 2000), Weekly VRDNs (The Good
                              Shepherd Group)/(AMBAC INS)/(Wachovia Bank
                              N.A. LIQ)                                                6,810,000
        8,200,000             Mercersburg Borough, PA General Purpose
                              Authority (Series A of 2000), Weekly VRDNs
                              (Regents of the Mercersburg
                              College)/(Wachovia Bank N.A. LOC)                        8,200,000
        9,300,000             Mercersburg Borough, PA General Purpose
                              Authority (Series B of 2000), Weekly VRDNs
                              (Regents of the Mercersburg
                              College)/(Wachovia Bank N.A. LOC)                        9,300,000
        5,510,000             Montgomery County, PA IDA (Series 1992),
                              Weekly VRDNs (Hickory Pointe
                              Project)/(Wachovia Bank N.A. LOC)                        5,510,000
        1,100,000             Pennsylvania EDFA (Series 1996E), Weekly
                              VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)              1,100,000
        8,200,000             Pennsylvania State Higher Education
                              Facilities Authority (Series 2001 H5),
                              Weekly VRDNs (Keystone College)/(PNC Bank,
                              N.A. LOC)                                                8,200,000
        4,000,000             Pennsylvania State Higher Education
                              Facilities Authority (Series B6), 1.125%
                              TOBs (Rosemont College, PA)/(PNC Bank, N.A.
                              LOC), Mandatory Tender 11/1/2004                         4,000,000
        7,600,000             Pennsylvania State Higher Education
                              Facilities Authority (Series H1), Weekly
                              VRDNs (Beaver College, PA)/(Allied Irish
                              Banks PLC LOC)                                           7,600,000
        2,100,000             Pennsylvania State Higher Education
                              Facilities Authority (Series I-4), Weekly
                              VRDNs (Messiah College)/(PNC Bank, N.A. LOC)             2,100,000
        100,000               Pennsylvania State Higher Education
                              Facilities Authority (Series I-6), Weekly
                              VRDNs (York College of
                              Pennsylvania)/(Manufacturers & Traders
                              Trust Co., Buffalo, NY LOC)                              100,000
        9,300,000             Pennsylvania State Higher Education
                              Facilities Authority (Series J1), Weekly
                              VRDNs (Juniata College)/(Allied Irish Banks
                              PLC LOC)                                                 9,300,000
        6,990,000    2,3      Pennsylvania State Higher Education
                              Facilities Authority, ROCs (Series 1018),
                              Weekly VRDNs (AMBAC INS)/(Citigroup Global
                              Markets Holdings, Inc. LIQ)                              6,990,000
        1,000,000             Pennsylvania State University (Series
                              2002), Weekly VRDNs (Toronto Dominion Bank
                              LIQ)                                                     1,000,000
        4,000,000             Philadelphia, PA IDA (Series 1998), Weekly
                              VRDNs (Philadelphia Academy of
                              Music)/(Wachovia Bank N.A. LOC)                          4,000,000
        4,140,000             Philadelphia, PA Hospitals & Higher
                              Education Facilities Authority (Series
                              2004), Weekly VRDNs (Philadelphia
                              Protestant Home)/(Fleet National Bank LOC)               4,140,000
        53,300,000            Philadelphia, PA School District, 3.00%
                              TRANs, 6/30/2005                                         53,781,334
        8,300,000    2,3      Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC
                              INS)/(Societe Generale, Paris LIQ)                       8,300,000
        10,890,000            Washington County, PA IDA (Series 2000),
                              Weekly VRDNs (Presbyterian
                              SeniorCare-Southminister Place)/(Radian
                              Asset Assurance INS)/(National City Bank,
                              Pennsylvania LIQ)                                        10,890,000
        4,000,000             Westmoreland County, PA IDA (Series 2000A),
                              Weekly VRDNs (Redstone Presbyterian Senior
                              Care Obligated Group)/(Mellon Bank N.A.,
                              Pittsburgh LOC)                                          4,000,000
                              Total                                                    354,861,834
                              Puerto Rico--0.7%
        22,179,500   2,3      Commonwealth of Puerto Rico (Series
                              2002-746D), Weekly VRDNs (FSA INS)/(Morgan
                              Stanley LIQ)                                             22,179,500
        25,850,000   2,3      Commonwealth of Puerto Rico, PUTTERS
                              (Series 349), Weekly VRDNs (FSA INS)/(J.P.
                              Morgan Chase & Co. LIQ)                                  25,852,528
        13,645,000            Puerto Rico Government Development Bank
                              (GDB), 1.38% CP, Mandatory Tender 1/12/2005              13,645,000
        13,325,000   2,3      Puerto Rico Public Finance Corp. (Series
                              2004-911), Weekly VRDNs (CDC IXIS Financial
                              Guaranty N.A. INS)/(Morgan Stanley LIQ)                  13,325,000
        1,995,000    2,3      Puerto Rico Public Finance Corp., Class A
                              Certificates (Series 2002-195), Weekly
                              VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc.
                              LIQ)                                                     1,995,000
                              Total                                                    76,997,028
                              South Carolina--0.6%
        5,946,500    2,3      Berkeley County, SC School District,
                              Floater Certificates (Series 2001-656),
                              Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)              5,946,500
        39,485,000            South Carolina Jobs-EDA (Series 2001),
                              Weekly VRDNs (Sisters of Charity Providence
                              Hospitals)/(Wachovia Bank N.A. LOC)                      39,485,000
        5,000,000             South Carolina Jobs-EDA (Series 2002),
                              Weekly VRDNs (Carolina Piedmont Foundation,
                              Inc.)/(Bank of America N.A. LOC)                         5,000,000
        10,000,000   2,3      South Carolina State Public Service
                              Authority, MERLOTS (Series 2004-B6), Weekly
                              VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)               10,000,000
        6,500,000    2,3      South Carolina State Public Service
                              Authority, MERLOTS (Series 2000L), Weekly
                              VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                              Bank N.A. LIQ)                                           6,500,000
                              Total                                                    66,931,500
                              Tennessee--2.4%
        13,071,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 1999-1),
                              Weekly VRDNs (Metropolitan Government
                              Nashville & Davidson County, TN)/(FGIC
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   13,071,000
        14,610,000            Chattanooga, TN HEFA, Weekly VRDNs
                              (Mccallie School)/(SunTrust Bank LOC)                    14,610,000
        7,000,000              Chattanooga, TN HEFA, Weekly VRDNs (Sisken
                              Hospital)/(Bank of America N.A. LOC)                     7,000,000
        9,175,000             Chattanooga, TN HEFA (Series 2003), Weekly
                              VRDNs (Southern Adventist University)/(Bank
                              of America N.A. LOC)                                     9,175,000
        4,100,000             Chattanooga, TN IDB (Series 1997), Weekly
                              VRDNs (YMCA)/(SunTrust Bank LOC)                         4,100,000
        17,510,000   2,3       Elizabethton, TN Health & Educational
                              Facilities Board, MERLOTS (2000 GG), 1.25%
                              TOBs (Mountain States Health
                              Alliance)/(MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ), Optional
                              Tender 11/10/2004                                        17,510,000
        22,000,000            Hendersonville, TN IDB (Series 2000),
                              Weekly VRDNs (Pope John Paul II High
                              School, Inc.)/(SunTrust Bank LOC)                        22,000,000
        7,200,000             Jackson County, TN IDB (Series B), Daily
                              VRDNs (Esselte AB)/(Bank of America N.A.
                              LOC)                                                     7,200,000
        6,600,000             Knox County, TN Health Education & Housing
                              Facilities Board (Series 2000), Weekly
                              VRDNs (Episcopal School of
                              Knoxville)/(SunTrust Bank LOC)                           6,600,000
        11,570,000            Knox County, TN Health Education & Housing
                              Facilities Board (Series 2000), Weekly
                              VRDNs (Johnson Bible College)/(Amsouth Bank
                              N.A., Birmingham LOC)                                    11,570,000
        1,725,000             Knox County, TN IDB (Series 1999), Weekly
                              VRDNs (Educational Services of the South,
                              Inc.)/(SunTrust Bank LOC)                                1,725,000
        8,565,000             Memphis, TN Center City Revenue Finance
                              Corp. (Series 1996A), Weekly VRDNs (South
                              Bluffs)/(National Bank of Commerce,
                              Memphis, TN LOC)                                         8,565,000
        775,000               Memphis, TN (Series 1995A), Weekly VRDNs
                              (WestLB AG (Guaranteed) LIQ)                             775,000
        800,000               Metropolitan Government Nashville &
                              Davidson County, TN HEFA (Series 1996),
                              Weekly VRDNs (Dede Wallace
                              Center)/(SunTrust Bank LOC)                              800,000
        6,700,000             Metropolitan Government Nashville &
                              Davidson County, TN HEFA (Series 1997),
                              Weekly VRDNs (Belmont University)/(SunTrust
                              Bank LOC)                                                6,700,000
        8,075,000             Metropolitan Government Nashville &
                              Davidson County, TN IDB (Series 2003),
                              Weekly VRDNs (David Lipscomb
                              University)/(SunTrust Bank LOC)                          8,075,000
        17,000,000            Metropolitan Government Nashville &
                              Davidson County, TN IDB (Series 2004),
                              Weekly VRDNs (Nashville Symphony
                              Association)/(Bank of America N.A. LOC)                  17,000,000
        295,000               Montgomery County, TN Public Building
                              Authority, Pooled Financing Revenue Bonds
                              (Series 1996), Weekly VRDNs (Montgomery
                              County Loan)/(Bank of America N.A. LOC)                  295,000
        4,200,000             Sevier County, TN Public Building Authority
                              (Series II-B-2), Weekly VRDNs (Citizens Gas
                              Utility District of Scott & Morgan
                              Counties)/(AMBAC INS)/(KBC Bank NV LIQ)                  4,200,000
        2,840,000             Sevier County, TN Public Building Authority
                              (Series II-G-3), Weekly VRDNs (Maryville,
                              TN)/(AMBAC INS)/(KBC Bank NV LIQ)                        2,840,000
        5,455,000             Sevier County, TN Public Building Authority
                              (Series IV-A-4), Daily VRDNs (Monroe
                              County, TN)/(FSA INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                5,455,000
        8,800,000             Sevier County, TN Public Building Authority
                              (Series IV-B-2), Daily VRDNs (Greeneville
                              (Town of), TN)/(FSA INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                8,800,000
        8,015,000             Sevier County, TN Public Building Authority
                              (Series IV-C-1), Daily VRDNs (Blount
                              County, TN)/(FSA INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                8,015,000
        8,000,000             Sevier County, TN Public Building Authority
                              (Series IV-E-1), Daily VRDNs (Pigeon Forge,
                              TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)             8,000,000
        7,490,000             Sevier County, TN Public Building
                              Authority, Local Government Public
                              Improvement Bonds (Series II-G-1), Weekly
                              VRDNs (AMBAC INS)/(KBC Bank NV LIQ)                      7,490,000
        5,000,000             Shelby County, TN Health Education &
                              Housing Facilities Board (Series 2004A),
                              3.00% Bonds (Baptist Memorial Healthcare),
                              9/1/2005                                                 5,051,283
        11,545,000   2,3      Shelby County, TN, Floater Certificates
                              (Series 2001-561), Weekly VRDNs (Morgan
                              Stanley LIQ)                                             11,545,000
        895,000               Washington County, TN IDB (Series 1996),
                              Weekly VRDNs (Springbrook
                              Properties)/(SunTrust Bank LOC)                          895,000
        24,500,000            Wilson County, TN Sports Authority (Series
                              1999), Weekly VRDNs (Mercantile Safe
                              Deposit & Trust Co., Baltimore LOC)                      24,500,000
                              Total                                                    243,562,283
                              Texas--9.3%
        20,996,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 1998-19),
                              Weekly VRDNs (Dallas, TX Waterworks & Sewer
                              System)/(FSA INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           20,996,000
        5,500,000    2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 2002-16),
                              Weekly VRDNs (Leander, TX Independent
                              School District)/(Texas Permanent School
                              Fund Guarantee Program GTD)/(ABN AMRO Bank
                              NV, Amsterdam LIQ)                                       5,500,000
        16,745,000   2,3       ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 2004-5),
                              1.10% TOBs (Lake Travis, TX ISD)/(Texas
                              Permanent School Fund Guarantee Program
                              GTD)/(ABN AMRO Bank NV, Amsterdam LIQ),
                              Optional Tender 2/15/2005                                16,745,000
        10,890,000   2,3      Aldine, TX ISD (Series 1997), SGB-30,
                              Weekly VRDNs (Texas Permanent School Fund
                              Guarantee Program GTD)/(Societe Generale,
                              Paris LIQ)                                               10,890,000
        13,900,000   2,3      Austin, TX Electric Utility System (Series
                              2002-744D), Weekly VRDNs (AMBAC
                              INS)/(Morgan Stanley LIO)                                13,900,000
        6,415,000    2,3      Austin, TX Water and Wastewater System,
                              MERLOTS (Series 2001 A-63), Weekly VRDNs
                              (FSA INS)/(Wachovia Bank N.A. LIQ)                       6,415,000
        14,560,000   2,3       Bexar County, TX, Clippers (Series
                              2001-3), 1.60% TOBs (MBIA Insurance Corp.
                              INS)/(State Street Bank and Trust Co. LIQ),
                              Optional Tender 3/10/2005                                14,560,000
        17,785,000   2,3      Dallas, TX, (PT-369), Weekly VRDNs (DePfa
                              Bank PLC LIQ)                                            17,785,000
        400,000               Grapevine, TX, IDC (Series 1993), Weekly
                              VRDNs (Southern Air Transport, Inc.)/(Bank
                              of Montreal LOC)                                         400,000
        5,000,000             Harris County, TX HFDC (Series 2000),
                              Weekly VRDNs (St. Dominic Village)/(J.P.
                              Morgan Chase Bank LOC)                                   5,000,000
        72,050,000            Harris County, TX HFDC (Series 2002), Daily
                              VRDNs (Methodist Hospital, Harris County,
                              TX)                                                      72,050,000
        25,425,000   2,3      Harris County, TX, ROCs (Series 4056),
                              Weekly VRDNs (Citigroup Global Markets
                              Holdings, Inc. LIQ)                                      25,425,000
        12,000,000   2,3      Houston, TX Airport System, MERLOTS (Series
                              2000-A25), Weekly VRDNs (FSA INS)/(Wachovia
                              Bank N.A. LIQ)                                           12,000,000
        3,245,000    2,3      Houston, TX Combined Utility System,
                              MERLOTS (Series 2004 C-17), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(Wachovia Bank
                              N.A. LIQ)                                                3,245,000
        10,290,000            Houston, TX Higher Education Finance Corp.
                              (Series 2000A), Weekly VRDNs (Houston
                              Student Housing LLC)/(Wachovia Bank N.A.
                              LOC)                                                     10,290,000
        19,435,000   2,3      Houston, TX Independent School District,
                              Floater Certificates (Series 1998-133),
                              Weekly VRDNs (Texas Permanent School Fund
                              Guarantee Program GTD)/(Morgan Stanley LIQ)              19,435,000
        15,330,000   2,3      Houston, TX Water & Sewer System, MERLOTS
                              (Series 2001-A128), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(Wachovia Bank N.A.
                              LIQ)                                                     15,330,000
        2,670,000    2,3      Houston, TX Water & Sewer System, MERLOTS
                              (Series 2002-A-16), Weekly VRDNs (FSA
                              INS)/(Wachovia Bank N.A. LIQ)                            2,670,000
        11,315,000            Kendall County, TX Health Facilities
                              Development Corp. (Series 2002-A), Weekly
                              VRDNs (Morningside Ministries Foundation,
                              Inc.)/(Bank One N.A. (Chicago) LOC)                      11,315,000
        8,560,000    2,3      McKinney, TX Independent School District,
                              (PT-1180), Weekly VRDNs (Texas Permanent
                              School Fund Guarantee Program GTD)/(Merrill
                              Lynch & Co., Inc. LIQ)                                   8,560,000
        5,175,000    2,3      North East, TX Independent School District,
                              PUTTERs (Series 3900, Weekly VRDNs (Texas
                              Permanent School Fund Guarantee Program
                              GTD)/(J.P. Morgan Chase Bank LIQ)                        5,175,000
        1,070,000             North Richland Hills, TX IDC, Weekly VRDNs
                              (Tecnol, Inc.)/(Bank of America N.A. LOC)                1,070,000
        7,500,000             Richmond, TX Higher Education Finance Corp.
                              (Series 2003-A), Weekly VRDNs (Bayou
                              Student Housing LLC - University of
                              Houston)/(AMBAC INS)/(J.P. Morgan Chase
                              Bank LIQ)                                                7,500,000
        10,000,000   2,3       Sabine River Authority, TX, Clippers
                              (Series 2001-2), 1.60% TOBs (Southwestern
                              Electric Power Co.)/(MBIA Insurance Corp.
                              INS)/(State Street Bank and Trust Co. LIQ),
                              Optional Tender 3/10/2005                                10,000,000
        5,400,000    2,3       San Antonio, TX Electric & Gas System,
                              MERLOTS (Series 2002-A12), 1.13% TOBs
                              (United States Treasury COL)/(Wachovia Bank
                              N.A. LIQ), Optional Tender 2/23/2005                     5,400,000
        45,000,000            San Antonio, TX Electric & Gas System
                              (Series 2003), Weekly VRDNs (Bank of
                              America N.A. LIQ)                                        45,000,000
        5,850,000    2,3       San Antonio, TX Electric & Gas System,
                              MERLOTS (Series 2001 A10), 1.45% TOBs
                              (Wachovia Bank N.A. LIQ), Optional Tender
                              4/27/2005                                                5,850,000
        82,500,000   2,3       San Antonio, TX Electric & Gas System,
                              MERLOTS (Series 2002-A53), 1.75% TOBs (FSA
                              INS)/(Wachovia Bank N.A. LIQ), Optional
                              Tender 7/20/2005                                         82,500,000
        11,100,000   2,3      San Antonio, TX Electric & Gas System,
                              Municipal Securities Trust Receipts (Series
                              1997SG 101), Weekly VRDNs (Societe
                              Generale, Paris LIQ)                                     11,100,000
        7,495,000    2,3      San Antonio, TX Electric & Gas System,
                              (PT-1708), Weekly VRDNs (Merrill Lynch &
                              Co., Inc. LIQ)                                           7,495,000
        7,935,000    2,3      San Antonio, TX ISD, (PT-1184), Weekly
                              VRDNs (Texas Permanent School Fund
                              Guarantee Program GTD)/(Merrill Lynch &
                              Co., Inc. LIQ)                                           7,935,000
        8,190,000             Tarrant County, TX HFA, (Series A), Weekly
                              VRDNs (Adventist Health System)/(SunTrust
                              Bank LOC)                                                8,190,000
        6,580,000    2,3      Tarrant County, TX Housing Finance Corp.,
                              (PT-480), Weekly VRDNs (Windcastle
                              Apartments)/(FHLMC GTD)/(FHLMC LIQ)                      6,580,000
        11,510,000   2,3      Tarrant County, TX Housing Finance Corp.,
                              (PT-482), Weekly VRDNs (Bear Creek
                              Apartments)/(FHLMC GTD)/(FHLMC LIQ)                      11,510,000
                              Texas State, (Series 2004), 3.00% TRANs,
        300,000,000           8/31/2005                                                303,429,751
                     2,3      Texas State, TRANs (Series 2004),
        120,000,000           FR/RI-L60J, Weekly VRDNs (Lehman Brothers
                              Holdings, Inc. LIQ)                                      120,000,000
        6,000,000    2,3      Texas Turnpike Authority, ROCs (Series
                              188), Weekly VRDNs (AMBAC INS)/(Citigroup
                              Global Markets Holdings, Inc. LIQ)                       6,000,000
        19,500,000            Waco, TX Education Finance Corp. (Series
                              2002A), Weekly VRDNs (Baylor
                              University)/(XL Capital Assurance Inc.
                              INS)/(Dexia Credit Local LIQ)                            19,500,000
                              Total                                                    956,745,751
                              Utah--0.4%
        5,500,000             Murray City, UT (Series 2003A), Weekly
                              VRDNs (IHC Health Services, Inc.)                        5,500,000
        37,000,000            Murray City, UT (Series 2003B), Weekly
                              VRDNs (IHC Health Services, Inc.)                        37,000,000
        2,490,000    2,3      Utah State Municipal Power Agency,
                              (PT-1813), Weekly VRDNs (AMBAC
                              INS)/(Merrill Lynch & Co., Inc. LIQ)                     2,490,000
                              Total                                                    44,990,000
                              Vermont--0.0%
        95,000                Vermont Educational and Health Buildings
                              Financing Agency (Series 1995A), Weekly
                              VRDNs (Key Bank, N.A. LOC)                               95,000
                              Virginia--1.1%
        10,500,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Virginia Non-AMT), (Series 1998-21),
                              Weekly VRDNs (Norfolk, VA Water
                              Revenue)/(FSA INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           10,500,000
        4,195,000             Albemarle County, VA IDA (Series 1999),
                              Weekly VRDNs (Region Ten Community Services
                              Board, Inc.)/(Wachovia Bank N.A. LOC)                    4,195,000
        4,480,000             Alexandria, VA IDA (Series 1999), Weekly
                              VRDNs (Church Schools in the Diocese of
                              Virginia)/(SunTrust Bank LOC)                            4,480,000
        2,860,000             Arlington County, VA (Series 2000A), Weekly
                              VRDNs (National Science Teachers
                              Association)/(SunTrust Bank LOC)                         2,860,000
        3,340,000             Fairfax County, VA EDA (Series 1995),
                              Weekly VRDNs (American Society of Civil
                              Engineers Foundation, Inc.)/(SunTrust Bank
                              LOC)                                                     3,340,000
        1,535,000             Fairfax County, VA EDA (Series 2002),
                              Weekly VRDNs (Wolf Trap Foundation for the
                              Performing Arts)/(Bank of America N.A. LOC)              1,535,000
        13,845,000            Fairfax County, VA EDA (Series 2003),
                              Weekly VRDNs (George Mason University
                              Foundation, Inc.)/(SunTrust Bank LOC)                    13,845,000
        840,000               Fauquier County, VA IDA, Weekly VRDNs
                              (Warrenton Development Co.)/(Fleet National
                              Bank LOC)                                                840,000
        3,335,000             Henrico County, VA EDA (Series 2001),
                              Weekly VRDNs (Instructive Visiting Nurse
                              Association)/(SunTrust Bank LOC)                         3,335,000
        3,630,000             Henrico County, VA EDA (Series 2001),
                              Weekly VRDNs (Roslyn Conference
                              Center)/(SunTrust Bank LOC)                              3,630,000
        5,000,000             Henrico County, VA EDA (Series 2003B),
                              Weekly VRDNs (Westminster-Canterbury of
                              Richmond)/(KBC Bank NV LOC)                              5,000,000
        2,500,000             Henrico County, VA EDA (Series 2003B),
                              Weekly VRDNs (Westminster-Canterbury of
                              Richmond)/(KBC Bank NV LOC)                              2,500,000
        16,800,000   2,3      Henrico County, VA IDA, MERLOTS (Series
                              1997C), Weekly VRDNs (Bon Secours Health
                              System)/(FSA INS)/(Wachovia Bank N.A. LIQ)               16,800,000
        2,000,000             James City County, VA IDA (Series 1997),
                              Weekly VRDNs (Riverside Health System)                   2,000,000
        4,000,000             Newport News, VA Redevelopment & Housing
                              Authority (Series 2001), Weekly VRDNs
                              (Newport-Oxford Associates LLP)/(FHLMC LOC)              4,000,000
        15,060,000            Roanoke, VA IDA (Series 2002B), Daily VRDNs
                              (Carilion Health System Obligated Group)                 15,060,000
        6,500,000             Spotsylvania County, VA IDA (Series 1993),
                              Weekly VRDNs (Carlisle Corp.
                              Project)/(SunTrust Bank LOC)                             6,500,000
        10,000,000            Virginia Resources Authority, Water and
                              Sewer (Series 1997), Weekly VRDNs (Henrico
                              County, VA)/(SunTrust Bank LIQ)                          10,000,000
        1,220,000    2,3      Virginia State Public Building Authority,
                              Floater Certificates (Series 1998-131),
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Morgan Stanley LIQ)                                1,220,000
                              Total                                                    111,640,000
                              Washington--1.6%
        4,000,000    2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT),( Series 1998-16),
                              Weekly VRDNs (Port of Seattle, WA)/(MBIA
                              Insurance Corp. INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           4,000,000
        11,957,000   2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT),( Series 1999-12),
                              Weekly VRDNs (Washington State)/(MBIA
                              Insurance Corp. INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           11,957,000
        5,000,000    2,3      ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 2001-1),
                              Weekly VRDNs (King County, WA)/(MBIA
                              Insurance Corp. INS)/(ABN AMRO Bank NV,
                              Amsterdam LIQ)                                           5,000,000
        8,680,000    2,3       ABN AMRO MuniTOPS Certificates Trust
                              (Multistate Non-AMT), (Series 2002-36),
                              1.25% TOBs (Tacoma, WA Regional Water
                              Supply System)/(MBIA Insurance Corp.
                              INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                              Optional Tender 11/3/2004                                8,680,000
        4,170,000    2,3       Clark County, WA Public Utilities District
                              No. 001, MERLOTS (Series 2001-A122), 1.80%
                              TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                              Optional Tender 7/13/2005                                4,170,000
        16,230,000   2,3      Energy Northwest, WA, (PT-615), Weekly
                              VRDNs (FSA, MBIA Insurance Corp. INS) and
                              Merrill Lynch & Co., Inc. LIQs)                          16,230,000
        8,500,000    2,3      Energy Northwest, WA, (PT-778), Weekly
                              VRDNs (MBIA Insurance Corp.
                              INS)/(Landesbank Hessen-Thueringen,
                              Frankfurt LIQ)                                           8,500,000
        9,455,000    2,3      Energy Northwest, WA, (PT-1392), Weekly
                              VRDNs (AMBAC INS)/(Merrill Lynch & Co.,
                              Inc. LIQ)                                                9,455,000
        5,470,000    2,3      Energy Northwest, WA, ROCs (Series 4524),
                              Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                5,470,000
        10,000,000   2,3      King County, WA, MERLOTS (Series 2000 E),
                              Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A.
                              LIQ)                                                     10,000,000
        2,200,000             Port of Seattle, WA (Series 1985), Weekly
                              VRDNs (Douglas Management Co.)/(Bank of
                              America N.A. LOC)                                        2,200,000
        20,895,000   2,3      Seattle, WA Municipal Light & Power,
                              MERLOTS (Series 2001 A56), Weekly VRDNs
                              (FSA INS)/(Wachovia Bank N.A. LIQ)                       20,895,000
        5,310,000    2,3      Seattle, WA Water System, ROCs (Series
                              4006) Weekly VRDNs (MBIA Insurance Corp.
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                5,310,000
        3,485,000    2,3      Spokane, WA School District No. 081, ROCs
                              (Series 4000), Weekly VRDNs (FSA
                              INS)/(Citigroup Global Markets Holdings,
                              Inc. LIQ)                                                3,485,000
        7,490,000    2,3      Washington State, (PT-1782), Weekly VRDNs
                              (MBIA Insurance Corp. INS)/(Merrill Lynch &
                              Co., Inc. LIQ)                                           7,490,000
        34,860,000   2,3      Washington State, Class A Certificates
                              (Series 2002-205), Weekly VRDNs (MBIA
                              Insurance Corp. INS)/(Bear Stearns Cos.,
                              Inc. LIQ)                                                34,860,000
        2,055,000    2,3      Washington State, MERLOTS (Series
                              2002-A14), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Wachovia Bank N.A. LIQ)                      2,055,000
        5,170,000    2,3      Washington State, Piper Certificates
                              (Series 2002G), Weekly VRDNs (FGIC
                              INS)/(Bank of New York LIQ)                              5,170,000
        3,765,000    2,3      Washington State, Piper Variable
                              Certificates (Series 2002B), Weekly VRDNs
                              (FSA INS)/(Bank of New York LIQ)                         3,765,000
                              Total                                                    168,692,000
                              West Virginia--0.1%
        6,265,000              Cabell County Commission, WV (Series
                              1995), Weekly VRDNs (Foster
                              Foundation)/(Huntington National Bank,
                              Columbus, OH LOC)                                        6,265,000
        1,300,000    2,3      West Virginia University, MERLOTS (Series
                              2002-A-15), Weekly VRDNs (MBIA Insurance
                              Corp. INS)/(Wachovia Bank N.A. LIQ)                      1,300,000
                              Total                                                    7,565,000
                              Wisconsin--1.4%
        19,200,000            Appleton, WI Area School District, 2.75%
                              TRANs, 9/30/2005                                         19,373,870
        22,000,000   2,3      Clipper Tax-Exempt Certificates Trust
                              (Wisconsin Non-AMT), (Series 2004-4),
                              Weekly VRDNs (Wisconsin State)/(MBIA
                              Insurance Corp. INS)/(State Street Bank and
                              Trust Co. LIQ)                                           22,000,000
        6,500,000             Kettle Moraine, WI School District, 2.75%
                              TRANs, 9/6/2005                                          6,560,641
        11,000,000            Menomonee Falls, WI School District, 2.75%
                              TRANs, 8/24/2005                                         11,084,314
        5,750,000             Milwaukee, WI (Series 1999), Weekly VRDNs
                              (Goodwill Industries of Southeastern
                              Wisconsin and Metropolitan Chicago,
                              Inc.)/(U.S. Bank, N.A. LOC)                              5,750,000
        17,000,000   2,3      Milwaukee, WI, RANs (Series 2004),
                              FR/RI-L65, Weekly VRDNs (Milwaukee, WI
                              Public Schools)/(Lehman Brothers Holdings,
                              Inc. LIQ)                                                17,000,000
        5,000,000             Northland Pines, WI School District, 2.50%
                              TRANs, 10/7/2005                                         5,034,771
        5,000,000    2,3      University of Wisconsin Hospital and
                              Clinics Authority, MERLOTS (Series 2000RR),
                              Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.
                              LIQ)                                                     5,000,000
        6,500,000             Wisconsin School Districts (Series 2003
                              B-1), 2.00% TANs (U.S. Bank, N.A. LOC),
                              11/1/2004                                                6,500,000
        9,400,000             Wisconsin School Districts (Series 2003
                              B-2), 2.00% TANs (Fond Du Lac, WI School
                              District), 11/1/2004                                     9,400,000
        1,815,000             Wisconsin State HEFA (Series 1997), Weekly
                              VRDNs (Cedar Crest, Inc.)/(Bank One N.A.
                              (Chicago) LOC)                                           1,815,000
        2,475,000             Wisconsin State HEFA (Series 2000), Weekly
                              VRDNs (Grace Lutheran Foundation,
                              Inc.)/(U.S. Bank, N.A. LOC)                              2,475,000
        6,500,000             Wisconsin State HEFA (Series 2003B), Weekly
                              VRDNs (Franciscan Sisters of Christian
                              Charity HealthCare Ministry,
                              Inc.)/(Marshall & Ilsley Bank, Milwaukee
                              LOC)                                                     6,500,000
        21,590,000   2,3       Wisconsin State HEFA, MERLOTS (Series
                              1997B), Weekly VRDNs (Sinai Samaritan
                              Medical Center, Inc.)/(MBIA Insurance Corp.
                              INS)/(Wachovia Bank N.A. LIQ)                            21,590,000
                              Total                                                    140,083,596
                              Wyoming--0.2%
        8,190,000             Converse County, WY, PCRB (Series 1994),
                              Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank
                              One N.A. (Chicago) LIQ)                                  8,190,000
        755,000               Douglas, WY, 1.45% TOBs (Safeway
                              Inc.)/(Deutsche Bank Trust Co. Americas
                              LOC), Mandatory Tender 12/1/2004                         755,000
        12,900,000            Sweetwater County, WY, PCRB (Series 1990A),
                              Weekly VRDNs (Pacificorp)/(Barclays Bank
                              PLC LOC)                                                 12,900,000
                              Total                                                    21,845,000
                              Total Investments--99.9%
                              (at amortized cost)4                                     10,303,115,640
                              other assets and liabilities net -0.1%                   5,506,536
                              total net assets--100%                              $     10,308,622,176

1    The Fund primarily  invests in securities  rated in the highest  short-term rating categories by one or more nationally  recognized  statistical rating organizations  ("NRSROs") or unrated securities of comparable  quality.  An
     NRSRO's  highest  rating  categories  are  determined  without  regard  for sub-categories and gradations. For example, securities rated SP-1+, SP-1 by
     Standard & Poor's,  MIG-1, or VMIG-1 by Moody's Investors Service,  or F-1+
     or F-1- by Fitch  Ratings are all  considered  rated in highest  short-term rating  categories.  Securities  rated  in the  highest  short-term  rating category (and unrated  securities of comparable  quality) are identified as
     First  Tier  securities.   The  Fund  follows  applicable   regulations  in
     determining  whether a security  is rated by multiple  NRSROs in  different rating categories should be identified as a First Tier security. At October
     31, 2004, the portfolio securities were rated as follows: Tier Rating Based on Total Market Value (Unaudited)

               First Tier  Second Tier
               100.0%         0.0%

2 Denotes a restricted security, including securities purchased under the Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $2,991,106,602 which represents 29.0% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees, for each security held at October 31, 2004 is as follows:

       Security                                   Acquisition Date       Acquisition Cost

       California State Department of Water
       Resources Power Supply Program, (Series
       2002 C-4), Weekly VRDNs                     10/14/2004 -          $128,340,000
                                                   10/27/2004

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria  approved by the fund's Board
     of  Trustees.   At  October  31,  2004,   these   securities   amounted  to
     $2,991,106,602 which represents 29.0% of total net assets.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
EDR         --Economic Development Revenue
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance, Inc.
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDFA        --Industrial Development Finance Authority
INS         --Insured
ISD         --Independent School District
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR         --Pollution Control Revenue
PCRBs       --Pollution Control Revenue Bonds
PUTTERs     --Puttable Tax Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Offer Certificates
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes


















Treasury Obligations Fund
Portfolio of Investments
October 31, 2004 (unaudited)

      Principal
      Amount                                                                              Value
                              U.S. Treasury--24.1%
$     259,000,000      1      United States Treasury Bills, 1.545% -
                              1.565%, 12/23/2004                                 $        258,417,983
      119,000,000      1      United States Treasury Bills, 1.700%,
                              2/3/2005                                                    118,471,772
      128,000,000      1      United States Treasury Bills, 1.725%,
                              2/17/2005                                                   127,337,663
      165,580,000      1      United States Treasury Bills, 1.745% -
                              1.751%, 2/24/2005                                           164,655,232
      123,000,000      1      United States Treasury Bills, 1.880%,
                              3/3/2005                                                    122,216,353
      81,500,000       1      United States Treasury Bills, 1.885%,
                              3/24/2005                                                   80,889,757
      163,000,000      1      United States Treasury Bills, 1.945% -
                              1.950%, 3/31/2005                                           161,677,323
      141,500,000      1      United States Treasury Bills, 2.055% -
                              2.080%, 4/28/2005                                           140,054,764
      25,000,000              United States Treasury Bonds, 11.625%,
                              11/15/2004                                                  25,097,636
      78,000,000              United States Treasury Notes, 1.625%,
                              1/31/2005                                                   78,069,505
      155,000,000             United States Treasury Notes, 1.625%,
                              3/31/2005                                                   155,186,691
      39,500,000              United States Treasury Notes, 1.625%,
                              4/30/2005                                                   39,495,435
      50,000,000              United States Treasury Notes, 1.750%,
                              12/31/2004                                                  50,036,284
      494,000,000             United States Treasury Notes, 2.000%,
                              11/30/2004                                                  494,305,205
      661,500,000             United States Treasury Notes, 5.875%,
                              11/15/2004                                                  662,678,616
                              Total U.S. Treasury                                         2,678,590,219
                              Repurchase Agreements--74.8%
      644,000,000             Interest in $1,000,000,000 joint repurchase
                              agreement with ABN AMRO Bank NV, New York,
                              1.800% dated 10/29/2004 to be repurchased
                              at $644,096,600 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 5/15/2030,
                              collateral market value $1,020,153,844                      644,000,000
      403,819,000             Interest in $1,320,000,000 joint repurchase
                              agreement with BNP Paribas Securities
                              Corp., 1.810% dated 10/29/2004 to be
                              repurchased at $403,879,909 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 8/15/2029,
                              collateral market value $1,346,603,888                      403,819,000
      1,000,000,000           Interest in $1,000,000,000 joint repurchase
                              agreement with Banc of America Securities
                              LLC, 1.800% dated 10/29/2004 to be
                              repurchased at $1,000,150,000 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 11/15/2027,
                              collateral market value $1,020,000,428                      1,000,000,000
      300,000,000             Interest in $300,000,000 joint repurchase
                              agreement with Bank of Nova Scotia,
                              Toronto, 1.800% dated 10/29/2004 to be
                              repurchased at $300,045,000 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 8/15/2014,
                              collateral market value $306,000,445                        300,000,000
      887,000,000             Interest in $887,000,000 joint repurchase
                              agreement with Barclays Capital, Inc.,
                              1.800% dated 10/29/2004 to be repurchased
                              at $887,133,050 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 4/15/2014,
                              collateral market value $904,876,682                        887,000,000
      394,000,000             Interest in $750,000,000 joint repurchase
                              agreement with Bear Stearns Cos., Inc.,
                              1.820% dated 10/29/2004 to be repurchased
                              at $394,059,757 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 8/15/2014,
                              collateral market value $767,043,780                        394,000,000
      100,000,000             Interest in $100,000,000 joint repurchase
                              agreement with CIBC World Markets Corp.,
                              1.800% dated 10/29/2004 to be repurchased
                              at $100,015,000 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 11/15/2028,
                              collateral market value $102,004,080                        100,000,000
      90,000,000              Interest in $100,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.710% dated 10/29/2004 to be
                              repurchased at $90,012,825 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 2/15/2023,
                              collateral market value $102,015,275                        90,000,000
      628,000,000      2      Interest in $725,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.740% dated 10/5/2004 to be
                              repurchased at $629,062,367 on 11/10/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 2/15/2031,
                              collateral market value $739,500,106                        628,000,000
      1,000,000,000           Interest in $1,000,000,000 joint repurchase
                              agreement with Deutsche Bank Securities,
                              Inc., 1.810% dated 10/29/2004 to be
                              repurchased at $1,000,150,833 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 4/15/2032,
                              collateral market value $1,020,154,279                      1,000,000,000
      800,000,000             Interest in $800,000,000 joint repurchase
                              agreement with J.P. Morgan Securities,
                              Inc., 1.800% dated 10/29/2004 to be
                              repurchased at $800,120,000 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 2/15/2014,
                              collateral market value $816,002,154                        800,000,000
      625,000,000      2      Interest in $730,000,000 joint repurchase
                              agreement with Morgan Stanley & Co., Inc.,
                              1.580% dated 9/2/2004 to be repurchased at
                              $626,673,264 on 11/3/2004, collateralized
                              by U.S. Treasury Obligations with various
                              maturities to 2/15/2014, collateral market
                              value $746,528,702                                          625,000,000
      230,000,000             Interest in $500,000,000 joint repurchase
                              agreement with State Street Bank and Trust
                              Co., 1.740% dated 10/29/2004 to be
                              repurchased at $230,033,350 on 11/1/2004,
                              collateralized by U.S. Treasury Obligations
                              with various maturities to 4/15/2028,
                              collateral market value $512,969,327                        230,000,000
      90,000,000              Interest in $100,000,000 joint repurchase
                              agreement with UBS Securities LLC, 1.710%
                              dated 10/29/2004 to be repurchased at
                              $90,012,825 on 11/1/2004, collateralized by
                              a U.S. Treasury Obligation with maturity of
                              5/15/2016, collateral market value
                              $102,006,468                                                90,000,000
      700,000,000             Interest in $1,000,000,000 joint repurchase
                              agreement with UBS Securities LLC, 1.810%
                              dated 10/29/2004 to be repurchased at
                              $700,105,583 on 11/1/2004, collateralized
                              by U.S. Treasury Obligations with various
                              maturities to 5/15/2016, collateral market
                              value $1,020,001,655                                        700,000,000
      433,000,000      2      Interest in $500,000,000 joint repurchase
                              agreement UBS Securities LLC, 1.880% dated
                              10/20/2004 to be repurchased at
                              $434,356,733 on 12/20/2004, collateralized
                              by U.S. Treasury Obligations with various
                              maturities to 8/15/2014, collateral market
                              value $510,001,836                                          433,000,000
                              Total Repurchase Agreements                                 8,324,819,000
                              Total Investments--98.9%
                              (at amortized cost)3                                        11,003,409,219
                              Other assets and liabilities--net--1.1%                       127,084,516
                              Total Net assets--100%                              $        11,130,493,735

1    These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


















Trust For Government Cash Reserves
Portfolio of Investments
October 31, 2004 (Unaudited)


      Principal
      Amount                                                                       Value
                            Government Agencies--99.5%
$     11,943,000   1         Federal Farm Credit System Discount Notes,
                            1.660% - 1.860%, 11/1/2004 - 2/28/2005          $      11,921,225
      32,000,000   2         Federal Farm Credit System Floating Rate
                            Notes, 1.730% - 1.961%, 11/3/2004 - 1/6/2005           31,997,140
      4,500,000             Federal Farm Credit System Notes, 1.250% -
                            6.100%, 11/4/2004 - 12/15/2004                         4,507,752
      41,500,000   1         Federal Home Loan Bank System Discount
                            Notes, 1.070% - 1.998%, 11/1/2004 - 3/28/2005          41,422,311
      12,000,000   2         Federal Home Loan Bank System Floating Rate
                            Notes, 1.795% - 1.990%, 11/25/2004 -
                            1/19/2005                                              11,997,779
      10,700,000            Federal Home Loan Bank System Notes, 1.425%
                            - 6.820%, 11/15/2004 - 5/4/2005                        10,715,179
                            Total Investments - 99.5%
                            (at amortized cost)3                                   112,561,386
                            other assets and liabilities - net - 0.5%              535,192
                            total net assets - 100%                            $   113,096,578

1    These issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.
















Trust For Short-Term U.S. Government Securities
Portfolio of Investments
October 31, 2004

       Principal
       Amount                                                                          Value
                               Government Agencies--59.3%
$     2,000,000       1         Federal Home Loan Bank System Discount
                               Notes, 1.839%, 2/4/2005                           $     1,990,294
      13,000,000      2         Federal Home Loan Bank System Floating
                               Rate Notes, 1.745% - 1.840%, 12/12/2004 -
                               12/21/2004                                              12,997,407
      7,500,000                Federal Home Loan Bank System Notes, 1.300%
                               - 3.875%, 12/15/2004 - 5/4/2005                         7,504,155
      8,592,000       1         Federal Home Loan Mortgage Corp. Discount
                               Notes, 1.600% - 1.830%, 11/9/2004 - 2/1/2005            8,574,686
      7,000,000       2         Federal Home Loan Mortgage Corp. Floating
                               Rate Notes, 1.665% - 1.825%, 11/7/2004 -
                               12/9/2004                                               7,000,000
      5,500,000                Federal Home Loan Mortgage Corp. Notes,
                               3.250% - 3.875%, 11/15/2004 - 2/15/2005                 5,521,415
      20,745,000      1         Federal National Mortgage Association
                               Discount Notes, 1.120% - 2.190%, 11/3/2004
                               - 4/27/2005                                             20,681,231
      27,500,000      2         Federal National Mortgage Association
                               Floating Rate Notes, 1.580% - 2.019%,
                               11/6/2004 - 1/28/2005                                   27,492,604
      3,250,000                Federal National Mortgage Association
                               Notes, 1.270% - 1.810%, 2/15/2005 -
                               5/27/2005                                               3,250,000
                               Total Government Agencies                               95,011,792
                               Repurchase Agreements--40.6%
      6,086,000                Interest in $1,320,000,000 joint repurchase
                               agreement with BNP Paribas Securities
                               Corp., 1.810%, dated 10/29/2004 to be
                               repurchased at $6,086,918 on 11/1/2004,
                               collateralized by U.S. Treasury Obligations
                               with various maturities to 8/15/2029,
                               collateral market value $1,346,603,888                  6,086,000
      7,000,000       3        Interest in $730,000,000 joint repurchase
                               agreement with Deutsche Bank Securities,
                               Inc., 1.700%, dated 8/31/2004 to be
                               repurchased at $7,020,164 on 11/1/2004,
                               collateralized by U.S. Government Agency
                               Obligations with various maturities to
                               5/15/2034, collateral market value
                               $751,900,001                                            7,000,000
      2,000,000       3        Interest in $250,000,000 joint repurchase
                               agreement with Deutsche Bank Securities,
                               Inc., 1.920%, dated 10/12/2004 to be
                               repurchased at $2,006,613 on 12/13/2004,
                               collateralized by U.S. Government
                               Obligations with various maturities to
                               11/01/2034, collateral market value
                               $255,823,663                                            2,000,000
      10,000,000      3        Interest in $1,000,000,000 joint repurchase
                               agreement with Goldman Sachs & Co., 1.800%,
                               dated 10/6/2004 to be repurchased at
                               $10,014,500 on 11/5/2004, collateralized by
                               U.S. Government Obligations with various
                               maturities to 10/01/2034, collateral market
                               value $1,027,769,538                                    10,000,000
      28,000,000               Interest in $1,100,000,000 joint repurchase
                               agreement with J.P. Morgan Securities,
                               Inc., 1.890%, dated 10/29/2004 to be
                               repurchased at $28,004,410 on 11/1/2004,
                               collateralized by U.S. Government
                               Obligations with various maturities to
                               2/01/2034, collateral market value
                               $1,122,003,015                                          28,000,000
      8,000,000       3        Interest in $500,000,000 joint repurchase
                               agreement with Merrill Lynch Government
                               Securities, 1.880%, dated 10/5/2004 to be
                               repurchased at $8,025,484 on 12/6/2004,
                               collateralized by U.S. Government
                               Obligations with various maturities to
                               9/01/2034, collateral market value
                               $510,003,272                                            8,000,000
      4,000,000       3        Interest in $500,000,000 joint repurchase
                               agreement with UBS Securities LLC, 1.830%,
                               dated 10/14/2004 to be repurchased at
                               $4,006,710 on 11/17/2004, collateralized by
                               U.S. Government Obligations with various
                               maturities to 4/20/2034, collateral market
                               value $515,002,065                                      4,000,000
                               Total Repurchase Agreements                             65,086,000
                               Total Investments - 99.9%
                               (at amortized cost) 4                                   160,097,792
                               other assets and liabilities - net - 0.1%               82,540
                               total net assets - 100%                           $     160,180,332

1    Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 Although final maturity falls beyond seven days at a date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.




















Trust For U.S. Treasury Obligations
Portfolio of Investments
October 31, 2004 (unaudited)

         Principal
         Amount                                                                           Value
                               U.S. Treasury OLBIGATIONs--30.2%
$        16,000,000      1      United States Treasury Bills, 1.545% - 1.565%,
                               12/23/2004                                         $       15,964,048
         6,000,000       1      United States Treasury Bills, 1.700%, 2/3/2005            5,973,367
         7,000,000       1      United States Treasury Bills, 1.725%, 2/17/2005           6,963,779
         9,500,000       1      United States Treasury Bills, 1.745% - 1.750%,
                               2/24/2005                                                  9,446,948
         7,500,000       1      United States Treasury Bills, 1.880%, 3/3/2005            7,452,217
         4,000,000       1      United States Treasury Bills, 1.885%, 3/24/2005           3,970,049
         8,000,000       1      United States Treasury Bills, 1.945% - 1.950%,
                               3/31/2005                                                  7,935,083
         9,000,000       1      United States Treasury Bills, 1.980%, 4/7/2005            8,922,285
         7,000,000       1      United States Treasury Bills, 2.055% - 2.080%,
                               4/28/2005                                                  6,928,503
         4,500,000             United States Treasury Notes, 1.625%, 1/31/2005            4,504,010
         9,750,000             United States Treasury Notes, 1.625%, 3/31/2005            9,761,734
         2,000,000             United States Treasury Notes, 1.625%, 4/30/2005            1,999,769
         32,000,000            United States Treasury Notes, 2.000%, 11/30/2004           32,019,309
         39,000,000            United States Treasury Notes, 5.875%, 11/15/2004           39,069,418
                               Total U.S. Treasury OBLIGATION                             160,910,519
                               Repurchase Agreements--69.6%
         100,000,000           Interest in $1,000,000,000 joint repurchase
                               agreement with ABN AMRO Bank NV, New York,
                               1.800%, dated 10/29/2004, to be repurchased at
                               $100,015,000 on 11/1/2004, collateralized by
                               U.S. Treasury Obligations with various
                               maturities to 5/15/2030, collateral market
                               value $1,020,153,844                                       100,000,000
         108,518,000           Interest in $1,320,000,000 joint repurchase
                               agreement with BNP Paribas Securities Corp.,
                               1.810%, dated 10/29/2004, to be repurchased at
                               $108,534,368 on 11/1/2004, collateralized by
                               U.S. Treasury Obligations with various
                               maturities to 8/15/2029, collateral market
                               value $1,346,603,888                                       108,518,000
         100,000,000           Interest in $750,000,000 joint repurchase
                               agreement with Bear Stearns & Co., Inc.,
                               1.820%, dated 10/29/2004, to be repurchased at
                               $100,015,167 on 11/1/2004, collateralized by
                               U.S. Treasury Obligations with various
                               maturities to 8/15/2014, collateral market
                               value $767,043,780                                         100,000,000
         35,000,000      2      Interest in $725,000,000 joint repurchase
                               agreement with Deutsche Bank Securities, Inc.,
                               1.740%, dated 10/5/2004, to be repurchased at
                               $35,059,208 on 11/10/2004, collateralized by
                               U.S. Treasury Obligations with various
                               maturities to 2/15/2031, collateral market
                               value $739,500,106                                         35,000,000
         25,000,000      2      Interest in $730,000,000 joint repurchase
                               agreement with Morgan Stanley & Co., Inc.,
                               1.580%, dated 9/2/2004, to be repurchased at
                               $25,066,931 on 11/3/2004, collateralized by
                               U.S. Treasury Obligations with various
                               maturities to 2/15/2014, collateral market
                               value $746,528,702                                         25,000,000
         19,000,000      2      Interest in $500,000,000 joint repurchase
                               agreement with UBS Securities LLC, 1.880%,
                               dated 10/20/2004, to be repurchased at
                               $19,059,533 on 12/20/2004, collateralized by
                               U.S. Treasury Obligations with various
                               maturities to 8/15/2014, collateral market
                               value $510,001,836                                         19,000,000
                               Total Repurchase Agreements                                387,518,000
                               Total Investments--99.8%
                               (at amortized cost) 3                                      548,428,519
                               other assets and liabilities--net--0.2%                      8,638,691
                               total net assets--100%                              $       557,067,210

1    The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.




















Money Market Trust
Portfolio of Investments
October 31, 2004 (unaudited)


        Principal
        Amount                                                                              Value
                               Asset-Backed Securities--2.8%
                               Finance - Automotive--1.9%
$       71,747                 Ford Credit Auto Owner Trust 2004-A, Class A1,
                               1.240%, 2/15/2005                                    $       71,747
        327,911                Household Automotive Trust 2004-1, Class A1,
                               1.693%, 7/18/2005                                            327,911
        349,185                USAA Auto Owner Trust 2004-2, Class A1,
                               1.660%, 7/15/2005                                            349,185
        1,000,000              WFS Financial Owner Trust 2004-4, Class A1,
                               2.087%, 11/17/2005                                           1,000,000
                               Total                                                        1,748,843
                               Finance - Equipment--0.9%
        822,586                CIT Equipment Collateral 2004-DFS, Class A1,
                               2.009%, 10/20/2005                                           822,586
                               Total Asset-Backed Securities                                2,571,429
                               Certificates Of Deposit--6.7%
                               Banking--6.7%
        1,000,000              Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005              999,962
        1,500,000              State Street Bank and Trust Co., 1.330%,
                               1/11/2005                                                    1,500,000
        3,600,000              U.S. Bank, NA, 1.170%, 11/15/2004                            3,600,000
                               Total certificates of deposit                                6,099,962
                               Collateralized Loan Agreements--6.6%
                               Brokerage--6.6%
        3,000,000              Goldman Sachs Group, Inc., 2.025% - 2.425%,
                               11/1/2004 - 4/25/2005                                        3,000,000
        3,000,000              Merrill Lynch & Co., Inc., 2.025%, 11/1/2004                 3,000,000
                               Total collateralized loan agreements                         6,000,000
                               Commercial Paper-25.0%1
                               Banking--3.5%
        1,175,000              Benedictine Living Communities, Inc., 2.010%,
                               1/12/2005                                                    1,170,277
        2,000,000     2,3      Long Lane Master Trust IV, (Fleet National
                               Bank Swap Agreement), 1.850%, 11/16/2004                     1,998,458
                               Total                                                        3,168,735
                               Finance - Automotive--7.1%
        2,000,000              FCAR Auto Loan Trust, (A1+/P1 Series), 2.000%,
                               3/2/2005                                                     1,986,556
        4,500,000              New Center Asset Trust, (A1/P1 Series), 2.000%
                               - 2.112%, 2/28/2005 - 3/21/2005                              4,469,448
                               Total                                                        6,456,004
                               Finance - Commercial--4.4%
        3,000,000              CIT Group, Inc., 1.930% - 2.150%, 12/2/2004 -
                               4/11/2005                                                    2,979,108
        1,000,000              General Electric Capital Corp., 1.99%,
                               3/14/2005                                                    992,648
                               Total                                                        3,971,756
                               Finance - Securities--5.1%
        4,662,000     2,3      Georgetown Funding Co. LLC, 1.950% - 1.960%,
                               12/2/2004 - 12/28/2004                                       4,648,955
                               Telecommunications--4.9%
        4,504,000              BellSouth Corp., 1.845% - 2.020%, 11/17/2004 -
                               1/18/2005                                                    4,494,450
                               Total Commercial Paper                                       22,739,900
                               Government Agencies--3.4%
                               Government Agency--3.4%
        2,550,000              Federal Home Loan Bank System, 1.300% -
                               1.500%, 4/1/2005 - 5/4/2005                                  2,550,000
        500,000                Federal Home Loan Mortgage Corp., 6.875%,
                               1/15/2005                                                    505,735
                               Total government agencies                                    3,055,735
                               Loan Participation--2.2%
                               Aerospace / Auto--2.2%
        2,000,000              Johnson Controls, Inc., 1.870%, 4/1/2005                     2,000,000
                               Notes - Variable--38.2%4
                               Banking--19.1%
        4,500,000              Bank One N.A. (Chicago), 2.130%, 1/27/2005                   4,500,378
        2,000,000     2,3      Bank of New York Co., Inc., 1.971%, 11/29/2004               2,000,000
        4,500,000              Huntington National Bank, Columbus, OH,
                               1.700%, 11/5/2004                                            4,500,016
        2,000,000              Mercantile Safe Deposit & Trust Co.,
                               Baltimore, 1.942%, 11/24/2004                                2,000,000
        3,900,000              Wells Fargo & Co., 1.860% - 1.937%, 11/2/2004
                               - 11/15/2004                                                 3,900,000
        480,000                Wildcat Management Co., Inc., (Series 1999),
                               (U.S. Bank, N.A. LOC), 2.010%, 11/4/2004                     480,000
                               Total                                                        17,380,394
                               Brokerage--8.1%
        1,000,000              Merrill Lynch & Co., Inc., 1.911%, 11/30/2004                1,001,254
        6,300,000              Morgan Stanley, 1.890%, 11/1/2004                            6,300,000
                               Total                                                        7,301,254
                               Insurance--11.0%
        4,000,000              Allstate Life Insurance Co., 1.980% - 1.990%,
                               11/1/2004                                                    4,000,000
        5,000,000     2,3      MBIA Global Funding LLC, (Insured by MBIA
                               Insurance Corp.), 1.810%, 11/5/2004                          5,000,000
        1,000,000              New York Life Insurance Co., 1.890%, 11/26/2004              1,000,000
                               Total                                                        10,000,000
                               Total Notes - Variable                                       34,681,648
                               Repurchase Agreement--15.0%
        13,666,000             Interest in $1,400,000,000 joint repurchase
                               agreement with Countrywide Securities Corp.,
                               1.890% dated 10/29/2004 to be repurchased at
                               $13,668,152 on 11/1/2004, collateralized by U.
                               S. Government Agency Obligations with various
                               maturities to 12/01/2043, collateral market
                               value $1,441,499,470                                         13,666,000
                               Total Investments---99.9% (at AMORTIZED COST)5               90,814,674
                               other assets and liabilities---net---0.1%                    51,003
                               total net assets---100%                              $       90,865,677

1      Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At October 31, 2004, these securities amounted to $13,647,413 which represents 15.0% of total net assets.
3      Denotes a restricted security, including securities purchased under
       Rule 144A that have been deemed liquid by criteria approved by the
       Fund's Board of Trustees.  At October 31, 2004, these securities amounted to $13,647,413 which represents 15.0% of total net assets.
4      Current rate and next reset date shown.
5      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronym is used throughout this portfolio:
LOC         --Letter of Credit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/  Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004


By          /S/  Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004